As filed with the Securities and Exchange Commission on May 3, 2021

Registration No. 333-19583

Registration No. 811-08015

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-4

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 36	☒

and / or

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 37	☒

NATIONAL VARIABLE ANNUITY ACCOUNT II

(Exact Name of Registrant)

NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

One National Life Drive

Montpelier, Vermont 05604

(Address of Depositor's Principal Executive Offices)

(802) 229-7410

(Depositor's Telephone Number)

Lisa Muller, Esq.

National Life Insurance Company

One National Life Drive

Montpelier, Vermont 05604

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields, P.A

1025 Thomas Jefferson Street, NW

Suite 400 West |

Washington, DC 20007-5208

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in a Variable Account under individual flexible premium variable annuity contracts.

Sentinel Advantage Variable Annuity

P R O S P E C T U S

Dated May 3, 2021

National Life Insurance Company ● Home Office: One National Life Drive, Montpelier, Vermont 05604 ● 1-800-732-8939

The Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the “Variable Account”), a separate account of National Life Insurance Company (“National Life”, “we,” “our,” or “us”). This contract is not available to new purchasers.

We allocate net Premium Payments to either the Variable Account, the Fixed Account, or the Guaranteed Accounts. The Variable Account is divided into Subaccounts. Each Subaccount invests in shares of a corresponding underlying Fund (each a “Fund”) listed below:

Fred Alger Management, Inc.	AllianceBernstein L.P.	American Century Investment Management, Inc.
The Alger Portfolios Capital Appreciation-Class 1-2 Large Cap Growth-Class 1-2 Small Cap Growth-Class 1-2	AB Variable Products Series Fund, Inc. International Growth- Class A International Value Class A Small/Mid Cap Value Class A Growth and Income Class A	American Century Variable Portfolios, Inc. VP Disciplined Core Value- Class 1 VP Inflation Protection-Class 1 VP International- Class 1 VP Ultra- Class 1 VP Value- Class 1

BNY Mellon VIF	Deutsche Investment Management Americas Inc.	Fidelity Management & Research Company
BNY Mellon VIF Appreciation- Initial Shares VIF Opportunistic Small Cap- Initial Shares Sustainable U.S. Equity Portfolio- Initial Shares	Deutsche Investments VIT Funds CROCI U.S. VIP- Class B Small Cap Index VIP Class A Small Mid Cap Value VIP Class B

Fidelity® Variable Insurance Products

VIP Contrafund- Initial Class

VIP Equity-Income- Initial Class

VIP Government Money Market- Service Class
VIP Growth-Initial Class
VIP High Income-Initial Class

VIP Index 500-Initial Class

VIP Investment Grade Bond-Initial Class

VIP Mid Cap-Initial Class
VIP Overseas-Initial Class

VIP Value Strategies-Initial Class

Franklin Templeton Investments	Invesco Advisers, Inc.	J.P. Morgan Investment Management, Inc.

Franklin Templeton Variable Insurance Products Trust

VIPT Global Real Estate- Class 2

VIPT Mutual Global Discovery-Class 1

VIPT Mutual Shares Class 2

VIPT Small Cap Value- Class 2

VIPT Small-Mid Cap Growth- Class 2

VIPT U.S. Government- Class 1

Templeton Foreign Securities- Class 2

Invesco Variable Insurance Funds

V.I Health Care- Series 1

V.I. Discovery Mid Cap Growth- Series 1

V.I. Technology- Series 1

Invesco Oppenheimer Variable Account Funds

Conservative Balanced- Series II

Global Strategic Income- Series II

Main Street Small Cap- Series II

JPMorgan Insurance Trust Small Cap Core- Class 1

Neuberger Berman Investment Advisers, LLC	Touchstone Advisors, Inc.	T. Rowe Price Equity Series, Inc.
Neuberger Berman Advisers Mgmt. Trust MidCap Growth- Class I MidCap Growth- Class S Short Duration Bond- Class I Sustainable Equity- Class I	Touchstone Variable Strategic Trust TVST Balanced TVST Bond TVST Common Stock TVST Small Company	Blue Chip Growth-Class II Equity Income- Class II Health Sciences-Class II Moderate Allocation- Class I

Van Eck Associates Corporation	Wells Fargo Funds Management, LLC
VanEck VIP Trust Emerging Markets- Initial Class Global Resources*- Initial Class Emerging Markets Bond- Initial Class	Wells Fargo Variable Trust Discovery Fund-Class II Opportunity Fund- Class II

*(formerly the Van Eck VIP Global Hard Assets)

This prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 3, 2021 containing further information about the Contracts and the Variable Account is filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from National Life by calling 1-800-732-8939, by writing to National Life at the Home Office address above, or by accessing the SEC’s website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to our Home Office.

Investments in these Contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying Funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

The Statement of Additional Information, dated May 3, 2021, is incorporated herein by reference, which means it is legally part of this prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Funds available under your Contract are no longer sent by mail, unless you specifically request paper copies of the reports from us or from your financial intermediary. Instead, the reports are made available at https://nationallife.onlineprospectus.net/NationalLife/FundDocuments/index.html?t=637544403891324713, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive Fund shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Fund shareholder reports and other communications from us electronically by visiting our website at www.nationallife.com .

You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports. You may make the request by calling us at 800-732-8939 or by sending a written request to our Home Office at One National Life Drive, Montpelier VT 05602. You may also submit your request to receive paper copies of the Fund shareholder reports to your financial intermediary. Your election to receive reports in paper will apply to all Funds available under your Contract.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not legally be made.

SUMMARY

This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this prospectus, the Statement of Additional Information and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us. For your convenience, we have defined the capitalized terms we use in the Glossary at the end of the prospectus.

Can I Make Additional Premium Payments?

You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and Massachusetts) but they must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see “Premium Payments,” below).

What is the Purpose of the Variable Account?

The Variable Account is a separate investment account that is divided into several Subaccounts. The assets of each Subaccount are invested in the corresponding Funds that are listed on the cover page of this prospectus. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which the Subaccounts invest. You may allocate net Premium Payments among the Fixed Account, the Guaranteed Accounts, and the Subaccounts of the Variable Account.

We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value of your Contract may be more or less than the premiums paid.

How Does the Fixed Account Work?

You may allocate all or part of your net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least the minimum required by your state (see “The Fixed Account,” below).

How Do the Guaranteed Accounts Work?

You may allocate all or part of your net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 3, 5, 7, or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred. (see “The Guaranteed Accounts,” below).

When Will I Receive Payments?

After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see “Annuitization — Frequency and Amount of Annuity Payments,” below).

What Happens if an Owner Dies Before Annuitization?

For Contracts issued on or after November 1, 2003, if (1) any Owner dies before the Contract Value is transferred to a payment option (“Annuitization”); (2) the Enhanced Death Benefit Rider is not elected; and (3) the Owner (or the oldest of Joint Owners) dies prior to the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the net premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest), and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value).

If you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of the Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value.

For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit. For these Contracts, or if your state did not approve such adjustment in time for it to apply to your Contract, the adjustment referred to in (b) above will not be made.

All amounts paid will be reduced by premium tax charges, if any.

For more information, see “Death of Owner,” below.

What Happens if the Annuitant Dies Before Annuitization?

If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see “Death of Annuitant Prior to the Annuitization Date,” below).

Can I Make a Withdrawal from My Contract?

You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see “Surrender and Withdrawal,” below). A Withdrawal or a surrender may be restricted under certain qualified Contracts and result in federal income tax, including a federal penalty tax (see “Federal Income Tax Considerations,” below). You may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

What Charges Will I Pay?

Contingent Deferred Sales Charge (“CDSC”). We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all net premium Payments made within 84 months prior to the date of the request to surrender or the amount surrendered (see “Contingent Deferred Sales Charge,” below).

Market Value Adjustment. We deduct, or add, a market value adjustment to any amount you surrender, withdraw, or transfer from a Guaranteed Account before its termination date (see “The Guaranteed Accounts,” below).

Annual Contract Fee. We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see “Annual Contract Fee,” below).

Administration Charge. We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see “Deductions from the Variable Account,” below).

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see “Deductions from the Variable Account,” below).

Charge for Optional Enhanced Death Benefit Rider. If elected, we deduct an annual charge of 0.20% of the Contract Value at the time of deduction for this option (see “Charge for Optional Enhanced Death Benefit Rider,” below).

Premium Taxes. If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see “Premium Taxes,” below).

Transfer Charge. We reserve the right to make a charge of $25 for each transfer in excess of 12 transfers in a Contract Year. However, we are not currently assessing transfer charges.

Investment Management Fees and Fund Operating Expenses. Charges for investment management services and operating expenses are deducted daily from each Fund (see “Underlying Fund Annual Expenses,” below, and the accompanying Fund prospectuses).

We pay compensation to broker-dealers who sell the Contracts. (See “Distribution of Contracts,” below).

Can I Transfer My Contract Value Among the Different Investment Options?

You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request (electronic or otherwise). In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied. If you elect the telephone transaction privilege, you may make transfers by telephone. Please note that frequent, large, or short-term transfers among Subaccounts, such as those associated with “market timing” transactions, can adversely affect the underlying Funds and the returns achieved by Owners. Such transfers may dilute the value of underlying Fund shares, interfere with the efficient management of the underlying Fund, and increase brokerage and administrative costs of the underlying Funds. To protect Owners and underlying Funds from such effects, we have developed procedures to detect and deter market timing and disruptive trading.  See “Disruptive Trading” below.

Are There any Other Contract Provisions?

For information concerning other important Contract provisions, see “Contract Rights and Privileges,” below, and the remainder of this prospectus.

How Will the Contract be Taxed?

For general information regarding the federal tax laws concerning us and the Contract, see “Federal Income Tax Considerations,” below.

What if I Have Questions?

We will be happy to answer your questions about the Contract or our procedures. Call or write to us at our Home Office as defined in the Glossary. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, taking a Withdrawal from, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, transfer Contract Value between investment options or, for certain Qualified Contracts, take a loan.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Premium Taxes	See below	(1)
CDSC (as a percentage of net Premium Payments surrendered or withdrawn) (2)
Maximum	7%
Transfer Charge	$25	(3)
Loan Interest Spread (effective annual rate)	2.5	%(4)

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Variable Account Annual Expenses (deducted daily as a percentage of Variable Account Contract Value)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Basic Variable Account Annual Percentage Expenses	1.40%
Annual Contract Fee(5)	$30

Optional Rider Expenses

Annual Charge for Optional Enhanced Death Benefit Rider	0.20% of Contract Value at the time of election

(1)

States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See “Premium Taxes,” below.

(2)

The CDSC declines 1% for each completed year from the date of the affected premium payment, reaching zero after the premium payment has been in the Contract for seven years. Each Contract Year after the first one, the Owner may withdraw without a CDSC an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity or under an annuity issued in conjunction with certain qualified pension or profit sharing plans. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative. That is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, New Jersey and the State of Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply. After annuitization, we will assess the CDSC, as applicable, on surrenders under Payment Option 1. See “Contingent Deferred Sales Charge,” below.

(3)	We reserve the right to make a $25 charge on each transfer in excess of 12 transfers in a Contract Year. However, no such charge is currently applied.
(4)

The Loan Interest Spread is the difference between the amount of interest we charge on loans (maximum 15%) and the amount of interest we credit to amounts held in the Collateral Fixed Account to secure the loan (maximum 12.5%).

(5)

The Annual Contract Fee is assessed only upon Contracts which, as of the applicable Contract Anniversary, have a Contract Value of less than $50,000. The fee is not assessed on Contract Anniversaries after the Annuitization Date.

Underlying Fund Annual Expenses (as a percentage of underlying Fund average net assets)

The following tables describe the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table below shows the minimum and maximum fees and expenses charged by any of the Funds for the year ended December 31, 2020. The expenses of the Funds may be higher or lower in the future. More details concerning each Fund’s fees and expenses are contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fee, distribution and/or service 12b-1 fees, and other expenses).	0.30%	1.55%

The table below shows the fees and expenses charged by the Funds for the year ended December 31, 2020.

Current or future expenses may be greater or less than those shown. In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund’s redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund’s prospectus.

Fund	Management Fee	12b-1 Fees	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses	Waivers, Reimbursements, and Recoupment	Net Total Annual Expenses
Alger
Capital Appreciation Portfolio - Class 1-2 Shares	0.81%[1]	0.00%	0.12%	0.00%	0.93%	0.00%	0.93%
Large Cap Growth Portfolio - Class 1-2 Shares	0.71%[2]	0.00%	0.15%	0.02%	0.88%	0.02%	0.86%[3]
Small Cap Growth Portfolio - Class 1-2 Shares	0.81%[4]	0.00%	0.15%	0.00%	0.96%	0.00%	0.96%
AB VPS Fund, Inc.
International Growth Portfolio - Class A Shares	0.75%	0.00%	0.62%	0.00%[5]	1.37%	0.06%	1.31%[6]
International Value Portfolio - Class A Shares	0.75%	0.00%	0.17%	0.00%[5]	0.92%	0.01%	0.91%[7]
Small/Mid Cap Value Portfolio - Class A Shares	0.75%	0.00%	0.08%	0.00%	0.83%	0.00%	0.83%
Growth and Income Portfolio - Class A Shares	0.55%	0.00%	0.07%	0.01%	0.63%	0.01%	0.62%[8]
American Century VP
Disciplined Core Value Fund - Class I	0.70%	0.00%	0.00%	0.00%	0.70%	0.00%	0.70%
Inflation Protection Fund - Class I	0.46%	0.00%	0.01%	0.00%	0.47%	0.00%	0.47%
International Fund - Class I	1.35%	0.00%	0.01%	0.00%	1.36%	0.36%	1.00%[9]
Ultra® Fund - Class I	1.00%	0.00%	0.01%	0.00%	1.01%	0.21%	0.80%[10]
Value Fund - Class I	0.98%	0.00%	0.00%	0.00%	0.98%	0.25%	0.73%[11]
BNY Mellon
VIF Appreciation Portfolio - Initial Shares	0.75%	0.00%	0.06%	0.00%	0.81%	0.00%	0.81%
VIF Opportunistic Small Cap Portfolio - Initial Shares	0.75%	0.00%	0.10%	0.00%	0.85%	0.00%	0.85%
Sustainable U.S. Equity Fund - Initial Shares	0.60%	0.00%	0.08%	0.00%	0.68%	0.00%	0.68%
Deutsche Variable Series II
Deutsche CROCI U.S. VIP - Class B shares	0.60%[12]	0.25%	0.27%	0.00%	1.12%	0.06%	1.06%[13]
Deutsche Small Mid Cap Value VIP - Class B shares	0.65%	0.25%	0.35%	0.00%	1.25%	0.04%	1.21%[14]
DWS VIT Funds
Small Cap Index VIP - Class A Shares	0.35%	0.00%	0.15%	0.00%	0.50%	0.11%	0.39%[15]
Fidelity® VIP
Contrafund® Portfolio - Initial Class	0.53%	0.00%	0.08%	0.00%	0.61%	0.00%	0.61%
Equity-Income Portfolio - Initial Class	0.43%	0.00%	0.10%	0.00%	0.53%	0.00%	0.53%

Government Money Market Portfolio - Service Class	0.16%	0.10%	0.08%	0.00%	0.34%	0.00%	0.34%
Growth Portfolio - Initial Class	0.53%	0.00%	0.09%	0.00%	0.62%	0.00%	0.62%
High Income Portfolio - Initial Class	0.55%	0.00%	0.12%	0.00%	0.67%	0.00%	0.67%
Index 500 Portfolio - Initial Class	0.045%	0.00%	0.055%	0.00%	0.10%	0.00%	0.10%
Investment Grade Bond Portfolio - Initial Class	0.30%	0.00%	0.09%	0.00%	0.39%	0.00%	0.39%
Mid Cap Portfolio - Initial Class	0.53%	0.00%	0.09%	0.00%	0.62%	0.00%	0.62%
Overseas Portfolio - Initial Class	0.66%	0.00%	0.13%	0.00%	0.79%	0.00%	0.79%
Value Strategies Portfolio - Initial Class	0.53%	0.00%	0.13%	0.00%	0.66%	0.00%	0.66%
Franklin Templeton
Franklin Global Real Estate Securities- Class 2	1.05%	0.25%	0.19%	0.00%	1.49%	0.24%	1.25%[16]
Franklin Mutual Global Discovery VIP Fund - Class 1	0.88%	0.00%	0.09%	0.00%	0.97%	0.00%	0.97%[17]
Franklin Mutual Shares VIP Fund - Class 2	0.68%	0.25%	0.05%	0.00%	0.98%	0.00%	0.98%[18]
Franklin Small Cap Value VIP Fund - Class 2	0.65%	0.25%	0.03%	0.00%	0.93%	0.00%	0.93%
Franklin Small-Mid Cap Growth VIP Fund - Class 2	0.80%	0.25%	0.05%	0.01%	1.11%	0.01%	1.10%[19]
Franklin U.S. Government Securities VIP Fund - Class 1	0.48%	0.00%	0.05%	0.00%	0.53%	0.00%	0.53%
Templeton Foreign VIP Fund - Class 2	0.81%	0.25%	0.05%	0.02%	1.13%	0.02%	1.11%[19]
Invesco Oppenheimer
Health Care Fund- Series I	0.75%	0.00%	0.23%	0.00%	0.98%	0.00%	0.98%
Discovery Mid Cap Growth Fund - Series I	0.68%	0.00%	0.18%	0.00%	0.86%	0.06%	0.80%[20]
Technology Fund- Series I	0.75%	0.00%	0.23%	0.00%	0.98%	0.00%	0.98%
Conservative Balanced Fund/VA – Series II	0.74%	0.25%	0.25%	0.00%	1.24%	0.32%	0.92%[21]
Global Strategic Income Fund/VA – Series II	0.67%	0.25%	0.20%	0.06%	1.18%	0.02%	1.16%[22]
Main Street Small Cap Fund/VA® - Series II	0.70%	0.25%	0.21%	0.00%	1.16%	0.11%	1.05%[23]
JP Morgan Insurance Trust
Small Cap Core Portfolio - Class 1	0.65%	0.00%	0.19%	0.00%	0.84%	0.00%	0.84%
Neuberger Berman AMT
Mid Cap Growth Portfolio - I Class	0.84%	0.00%	0.07%	0.00%	0.91%	0.00%	0.91%
Mid Cap Growth Portfolio - S Class	0.84%	0.25%	0.08%	0.00%	1.17%	0.06%	1.11%[24]
Short Duration Bond Portfolio - I Class	0.57%	0.00%	0.29%	0.00%	0.86%	0.00%	0.86%
Sustainable Equity Portfolio - I Class	0.83%	0.00%	0.09%	0.00%	0.92%	0.00%	0.92%
Touchstone Variable Series Trust
TVST Balanced Fund - Class I	0.55%	0.00%	0.83%	0.01%	1.39%[25]	0.59%	0.80%[26]
TVST Bond Fund - Class I	0.40%	0.00%	0.42%	0.03%	0.85%[25]	0.15%	0.70%[27]
TVST Common Stock Fund - Class I	0.50%	0.00%	0.30%	0.00%	0.80%	0.07%	0.73%[28]
TVST Small Company Fund - Class I	0.50%	0.00%	0.37%	0.01%	0.88%[25]	0.11%	0.77%[29]
T. Rowe Price
Blue Chip Growth Portfolio - Class II	0.85%	0.25%	0.00%	0.00%	1.10%	0.10%	1.00%[30]
Equity Income Portfolio - Class II	0.85%	0.25%	0.00%	0.00%	1.10%	0.11%	0.99%[31]
Health Sciences Portfolio - Class II	0.95%	0.25%	0.00%	0.00%	1.20%	0.01%	1.19%[32]
Moderate Allocation Portfolio - Class I	0.90%	0.00%	0.14%	0.00%	1.04%	0.18%	.086%[33,34,35]
Van Eck VIP Trust
Emerging Markets Fund - Initial Class	1.00%	0.00%	0.23%	0.00%	1.23%	0.00%	1.23%
Global Resources Fund - Initial Class	1.00%	0.00%	0.13%	0.00%	1.13%	0.00%	1.13%
Wells Fargo Advantage VT
Discovery Fund- Class II	0.75%	0.25%	0.14%	0.00%	1.14%	0.00%	1.14%
Opportunity Fund- Class II	0.70%	0.25%	0.16%	0.00%	1.11%	0.11%	1.00%[36]

1The portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $2 Billion is 0.81%, for assets between $2 billion and $3 billion is 0.65%, for assets between $3 billion and $4 billion is 0.60%, for assets between $4 billion and $5 billion is 0.55%, and for assets in excess of $5 billion is 0.45%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2020 was 0.81%.

2The Alger Portfolios (the “Trust”) and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is 0.71%, and for assets in excess of $1 billion is 0.60%.

3The manager has contractually agreed to waive its advisory fee in an amount equal to the advisory fees earned on the Portfolio’s investment in an affiliated investment company. This commitment will remain in effect for the life of any such investment, can only be amended or terminated by agreement of the Trust’s Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Trust, on behalf of the Portfolio, and the Manager. As a result of this waiver, the actual advisory fee rate paid as a percentage of the average daily net assets for the year ended December 31, 2020 was 0.69%.

4The Portfolio and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Portfolio. The advisory fee for assets up to $1 billion is 0.81%, and for assets in excess of $1 billion is 0.75%. The actual rate paid as a percentage of average daily net assets for the year ended December 31, 2020 was 0.81%.

5Amount is less than .01%.

6The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses, on an annualized basis, by .05% of the Portfolio’s average daily net assets. In connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. Each of the agreements will remain in effect until May 1, 2022 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

7In connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement will remain in effect until May 1, 2022 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

8In connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement will remain in effect until May 1, 2022 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

9The advisor has agreed to waive 0.36 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

10The advisor has agreed to waive 0.21 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

11The advisor has agreed to waive 0.25 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

12“Management fee” is restated to reflect the fund’s new management fee rate effective October 1, 2020.

13The Advisor has contractually agreed through April 30,2022 to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses and acquired funds fees and expenses) at a ratio no higher than 1.06%. The agreement may only be terminated with the consent of the fund’s Board.

14The Advisor has contractually agreed through April 30,2022 to waive its fees and/or reimburse certain operating expenses of the fund to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses and acquired funds fees and expenses) at a ratio no higher than 1.21%. The agreement may only be terminated with the consent of the fund’s Board.

15The Advisor has contractually agreed through April 30,2022 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses at a ratio no higher than 0.39% (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses, and acquired funds fees and expenses). The agreement may only be terminated with the consent of the fund’s Board.

16The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) do not exceed 1.00% until April 30, 2022.

17Other expenses include 0.01% of dividend expense and security borrowing fees for securities sold short.

18Other expenses include 0.02% of dividend expense and security borrowing fees for securities sold short.

19The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of the Fund’s prospectus.

20Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.80% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its terms, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

21Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 0.92% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

22Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

23Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its terms, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

24Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2024 to waive fees and/or reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.10% of the average daily net asset value of the Mid Cap Growth Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses will be repaid to NBIA within three years of the year incurred, provided such repayment would not cause a Portfolio to exceed its respective limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower.

25Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2020.

26Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.79% of average daily net assets for Class I shares. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

27Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.67% of average daily net assets for Class I shares. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

28Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.73% of average daily net assets for Class I shares. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

29Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.76% of average daily net assets. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that the Advisor is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.
30T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2022) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.75% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

31T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2022) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.74% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

32T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2022) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.94% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

33T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2022) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.85% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

34The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses and exclude expenses permanently waived as a result of investments in other T. Rowe Price Funds.

35T. Rowe Price Associates, Inc., is required to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fee paid by each underlying T. Rowe Price Fund related to the fund’s investment therein. The amount of the waiver will vary each fiscal year in proportion to the amount invested in other T. Rowe Price Funds. The T. Rowe Price Funds would be required to seek regulatory approval in order to terminate this arrangement.

36The Manager has contractually committed through April 30, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.00% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

For information concerning compensation paid in connection with the sale of the Contracts, see “Distribution of the Contracts.”

Examples

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example includes the Annual Contract Fee, but excludes premium taxes.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, that the maximum fees and expenses of any of the Funds apply as of December 31, 2019, and that you elected the Optional Enhanced Death Benefit Rider. The annual contract fee is contemplated in the examples below. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
1,020.62	1,478.44	1,959.02	3,465.24

(2) If you annuitize your Contract at the end of the applicable time period or if you do not surrender your Contract:

1 Year [1]	3 Years	5 Years	10 Years
320.62	978.44	1,659.02	3,465.24

1. The Contract may not be annuitized in the first two years from the Date of Issue.

NATIONAL LIFE, THE VARIABLE ACCOUNT, AND THE FUNDS

National Life

National Life is a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999.National Life’s principle address is One National Life Drive, Montpelier Vermont 05602. National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract’s benefits.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our General Account. To meet our claims-paying obligations, we monitor reserves so that we hold sufficient amounts to cover actual or expected claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. Like many businesses, insurance companies are facing challenges due to COVID-19 and its impact on economic conditions and the financial markets. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Vermont Department of Financial Regulation—as well as the financial statements of the Variable Account (on a consolidated basis)—are located in the Statement of Additional Information. For a free copy of the SAI, call or write us at our Home Office. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

The Variable Account

National Life established the Variable Account on November 1, 1996, under Vermont law.

National Life has caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the SEC.

The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

Net Premium Payments are allocated to the Variable Account among one or more Subaccounts that invest in shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each Fund option.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (the “CEA”) with respect to the Variable Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Variable Account.

The Funds

You may choose from among a number of different Subaccount options. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

The Variable Account purchases and redeems shares of the Funds at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the Funds in shares of the distributing Funds at their net asset value on the date of distribution. In other words, the Variable Account does not pay Fund dividends or Fund distributions out to you as additional units, but instead reflects them in unit values.

Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this prospectus. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Funds. There is no assurance that the Fidelity Variable Insurance Products Fund V Government Money Market Fund (the “Fidelity Money Market Portfolio”) will be able to maintain a stable net asset value per share. You should know that during extended periods of low interest rates, and partly as a result of contract charges, the yields of the Fidelity Money Market Portfolio in which a Subaccount invests (the “Money Market Subaccount”) may also become extremely low and possibly negative.

Not all Funds may be available in all states or in all markets.

The following table provides certain information on each Fund, including its fund type, and its investment adviser (and subadviser, if applicable). There is no assurance that any of the Funds will achieve their investment objective(s). Certain Funds may employ hedging strategies to provide for downside protection during a sharp decline in the equity markets. The cost of those hedging strategies could limit the upside participation by such Funds in rising equity markets relative to other Funds. Please consult your registered representative. You can find detailed information about the Funds, including a description of risks and expenses, in the prospectuses for the Funds. The Funds prospectuses can be found at https://nationallife.onlineprospectus.net/NationalLife/FundDocuments/index.html?t=637544403891324713,  You should read these prospectuses carefully before investing and keep them for future reference.

Fund	Type of Fund	Investment Adviser	Subadviser
The Alger Portfolios:
Capital Appreciation Portfolio	Growth Equity	Fred Alger Management, LLC	None
Large Cap Growth Portfolio	Large Growth Equity	Fred Alger Management, LLC	None
Small Cap Growth Portfolio	Small Growth Equity	Fred Alger Management, LLC	None
AB Variable Products Series Fund, Inc.:
International Growth	International Equity	AllianceBernstein L.P.	None
International Value	International Equity	AllianceBernstein L.P.	None
Small/Mid Cap Value	Small Mid Value Equity	AllianceBernstein L.P.	None
Growth and Income	Large Value Equity	AllianceBernstein L.P.	None
American Century Variable Portfolios, Inc.:
VP Disciplined Core Value	Large Value Equity	American Century Investment Management, Inc.	None
VP Inflation Protection	Fixed Income	American Century Investment Management, Inc.	None
VP International	International Equity	American Century Investment Management, Inc.	None
VP Ultra®	Large Growth Equity	American Century Investment Management, Inc.	None
VP Value	Mid Cap Value Equity	American Century Investment Management, Inc.	None
BNY Mellon Variable Investment Fund
Appreciation Portfolio - Initial	Large Blend	BNY Mellon Investment Adviser, Inc.	Fayez Sarofim & Co.
Opportunistic Small Cap Portfolio	Aggressive Growth	BNY Mellon Investment Adviser, Inc.	None
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Large Cap Growth	BNY Mellon Investment Adviser, Inc.	None
Deutsche Variable Series II:		BNY Mellon Investment Adviser, Inc., (with Newton)

DWS CROCI U.S. VIP	Large Cap Value	DWS Investment Management Americas, Inc.	Deutsche Asset Management International GmbH (DeAMi)
DWS Small Mid Cap Value VIP	Small Cap Value	DWS Investment Management Americas, Inc.	Deutsche Asset Management International GmbH (DeAMi)
Small Cap Index VIP	Small Index Equity	DWS Investment Management Americas, Inc.	Northern Trust Investments, Inc.
Fidelity® Variable Insurance Products
VIP Contrafund® Portfolio	Large Growth Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Equity-Income Portfolio	Large Value Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Government Money Market Portfolio	Money Market	Fidelity Management & Research Company (FMR)	Fidelity Investments Money Management, Inc. (FIMM) and other affiliates of FMR
VIP Growth Portfolio	Large Growth Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR

VIP High Income Portfolio	Below Investment Grade Bond	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Index 500 Portfolio	Index Equity	Fidelity Management & Research Company (FMR)	Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC)
VIP Investment Grade Bond Portfolio	Investment Grade Bond	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Mid Cap Portfolio	Mid Cap Blend	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Overseas Portfolio	International Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Value Strategies Portfolio	Value Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR

Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund	Sector Equity	Franklin Templeton Institutional	None
Franklin Mutual Global Discovery VIP	Value Equity	Franklin Mutual Advisors, LLC	None
Franklin Mutual Shares VIP Fund	Mid Cap Value	Franklin Mutual Advisors, LLC	None
Franklin Small Cap Value VIP Fund	Small Cap Value	Franklin Mutual Advisors	None
Franklin Small-Mid Cap Growth VIP Fund	Small-Mid Cap Growth	Franklin Advisors, Inc.	None
Franklin U.S. Government VIP Fund	Government Bond	Franklin Advisors, Inc.	None
Templeton Foreign VIP Fund	Foreign	Templeton Investment Counsel, LLC	None
Invesco Variable Insurance Funds:
Invesco V.I. Global Health Care Fund	Sector Equity	Invesco Advisers Inc.	None
Invesco V.I. Discovery Mid Cap Fund	Mid Cap Equity	Invesco Advisers Inc.	None
Invesco V.I. Technology Fund	Sector Equity	Invesco Advisers Inc.	None
Invesco VI Funds*
Conservative Balanced Fund/VA	Hybrid Equity and Debt	Invesco Advisers Inc.	None
Global Strategic Income Fund/VA	Bond	Invesco Advisers Inc.	None
Main Street Small Cap Fund/VA	Small Value Equity	Invesco Advisers Inc.	None
JPMorgan Insurance Trust:
Small Cap Core Portfolio	Small Cap Blend Equity	J.P. Morgan Investment Management Inc.	None
Neuberger Berman Advisers Management Trust
Mid Cap Growth Portfolio	Mid-Cap Growth Equity	Neuberger Berman Investment Advisers LLC	None
Mid Cap Growth Portfolio - S Class	Mid-Cap Growth Equity	Neuberger Berman Investment Advisers LLC	None
Short Duration Bond Portfolio	Short-Term	Neuberger Berman Investment Advisers LLC	None
Sustainable Equity Portfolio	Mid Large Value Equity Sustainable	Neuberger Berman Investment Advisers LLC	None
Touchstone Variable Strategic Trust
TVST Balanced Fund	Hybrid Equity and Debt	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
TVST Bond Fund	Investment- Grade Bond	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
TVST Common Stock Fund	Large Blend Equity	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
TVST Small Company	Small Growth Equity	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio II	Large Growth	T. Rowe Price Associates, Inc.	None
Equity Income Portfolio II	Large Value	T. Rowe Price Associates, Inc.	None
Health Sciences Portfolio II	Sector Equity	T. Rowe Price Associates, Inc.	None
Moderate Allocation Portfolio	Blend	T. Rowe Price Associates, Inc.	None
Van Eck VIP Trust
Emerging Markets Fund	Foreign Equity	Van Eck Associates Corporation	None
Global Resources Fund	Global Sector Equity	Van Eck Associates Corporation	None
Unconstrained Emerging Markets Fund	Unconstrained Emerging Markets	Van Eck Associates Corporation	None
Wells Fargo Variable Trust

Wells Fargo VT Discovery Fund	Mid Cap Growth Equity	Wells Fargo Funds Management, LLC	Wells Capital Management, Incorporated
Wells Fargo VT Opportunity Fund	Mid Cap Blend	Wells Fargo Funds Management, LLC	Wells Capital Management, Incorporated

Payments we Receive

Contractual Arrangements. National Life has entered into or may enter into agreements with Funds pursuant to which a Fund’s adviser or an affiliate pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts in exchange for providing administration and other services to Owners on behalf of the Funds, which may include answering Owner’s questions about the Funds, providing prospectuses, shareholder reports and other Fund documents, providing Funds and their boards information about the Contracts and their operations and/or collecting voting instructions for Fund shareholder proposals. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that National Life issues. These percentages may differ and we may be paid a greater percentage by some investment advisers or affiliates than others. The amount of this compensation with respect to the Contracts during 2020 ranged from $0.00 to $43,065.19 per adviser/affiliate, and the percentages of assets on which the fees are based ranged from 0.05% to 0.35% (this includes payments received in 2020 for services rendered in 2019). The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us to provide these services. The payments we receive as compensation for providing these services may be used by us for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering a Fund. National Life may profit from these payments. For more information on the compensation we receive, see “Contractual Arrangement between National Life and the Funds’ Investment Advisers or Distributors” in the Statement of Additional Information.

Our affiliate, Equity Services, Inc. (“ESI”), the principal underwriter for the Contracts, receives the service and distribution fees (also called 12b-1 fees) that are deducted from certain Fund assets pursuant to that Fund’s 12b-1 plan. A Fund’s 12b-1 plan is described in more detail in each Fund’s prospectus. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in Fund shares.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described above and in the Statement of Additional Information under “Contractual Arrangements Between National Life And The Funds’ Investment Advisers Or Distributors.” We review the Funds periodically and may remove a Fund or limit its availability to new Premium Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management and other fees that the Funds pay to their respective investment advisers, and in some cases, subadvisers and other service providers (see the Funds’ prospectuses for more information). As described above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the underlying Fund(s) involved in the conflict.

Change of Address Notification

To protect you from fraud and theft, National Life may verify any changes in address you request by sending a confirmation of the change to both your old and new address. National Life may also call you to verify the change of address.

Unclaimed or Abandoned Property

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or if the Beneficiary does not come forward to claim the death benefit in a timely manner, then the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-732-8939 to make such changes.

DETAILED DESCRIPTION OF CONTRACT PROVISIONS

We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

Issuance of a Contract

This Contract is not available to new purchasers.

The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of ESI, the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA and a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

You should not purchase this Contract if you plan to use it for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not using this Contract for speculation, arbitrage, viatication or any other type of collective investment trust.

Tax Free “Section 1035” Exchanges. You can generally exchange one variable annuity contract for another in a “tax-free exchange” under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interests. You should be aware that your insurance agent will generally earn a commission if you buy this Contract through an exchange or otherwise.

Premium Payments

The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3,000.

Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the State of Oregon prior to March 2, 2005, we are not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary. We may accept subsequent premium payments on or after the third Contract Anniversary for new Contracts purchased in the State of Oregon. For Contracts purchased in the State of Massachusetts by Owners who were less than 60 at the time of purchase, we will not accept Premium Payments after the Owner attains the age of 63. For Contracts purchased in the State of Massachusetts by Owners who were 60 or older at the time of purchase, we will not accept Premium Payments after the third Contract Anniversary.

The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

Transactions will not be processed on the following days: New Year’s Day, Presidents’ Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. Please remember that we must receive a transaction request in good order at our Home Office before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, to process the transaction on that Valuation Day.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below); all such allocation instructions must be provided in good order. If you change the Contract’s premium allocation percentages, Subaccount Rebalancing will automatically be discontinued unless you specifically direct otherwise. To allocate premiums other than to the existing allocation, the owner must submit a written request with clear direction separate from the check.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We do not begin processing your purchase order until we receive the application and initial premium payment at our Home Office, identified on the first page of this prospectus, from your agent’s broker-dealer. If the application and all information necessary for processing the order are complete, we allocate the initial Net Premium Payment within two business days after receipt in good order at our Home Office..

If the application is not properly completed, we will notify you or your agent within two business days. We will retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s broker dealer. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may, at any time after the Premium Payment, direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

Transfers

You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request (electronic or otherwise). If you elect the telephone transaction privilege, you may make transfers by telephone. See “Telephone Transaction Privilege,” below. Transfers are made as of the Valuation Day that the request for transfer is received, in good order, at our Home Office. Please remember that a Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m. Eastern Time. Transfers to or from the Subaccounts may be postponed under certain circumstances. See “Payments,” below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below.

We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year. For Contracts issued in Massachusetts only, we will enforce the above restrictions on your ability to move Contract Value into the Fixed Account and the Guaranteed Accounts only when the yield on investment would not support the statutory minimum interest rate. In addition, we will enforce these restrictions only in a manner that would not be unfairly discriminatory.

You may, one time each year between January 1st and February 15th, transfer a portion of the unloaned value in the Fixed Account to the Variable Account. We reserve the right to restrict this transfer to 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or a Guaranteed Account for at least one year before it may be transferred back to the Fixed Account. Because of the Fixed Account’s transfer restrictions, it may take you several years to transfer all of your Accumulated Value in the Fixed Account to a Guaranteed Account or to the Subaccounts of the Variable Account. You should carefully consider whether the Fixed Account and a Guaranteed Account meet your investment criteria.

For Contracts issued after July 1, 2004, where this provision has been approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.

We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

We have no current intention to impose a transfer charge. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of 12 transfers in any one Contract Year. We may do this if the expense of administering transfers becomes burdensome. See “Transfer Charge,” below.

Disruptive Trading

Policy. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make similar programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the Subaccounts or between the Subaccounts and the Fixed Account or a Guaranteed Account can cause risks with adverse effects for other Owners (and Beneficiaries and Funds). These risks include:

•                  the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund’s investments;

•                  an adverse effect on Fund management, such as impeding a Fund manager’s ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and

•                  increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the “Procedures”) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the Subaccounts of variable products issued by these companies or retirement plans.

Deterrence. Once an Owner has been identified as a “market timer” under the Procedures, we notify the Owner that we will not accept instructions for such market timing or other similar programmed, large, frequent or short-term transfers in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make transfers when we believe the Owner is not “market timing.”

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted or required by applicable law, to (1) implement and administer redemption fees imposed by one or more Funds in the future, (2) deduct redemption fees imposed by the Funds, and (3) suspend the transfer privilege at any time we are unable to purchase or redeem shares of the Funds. We may be required to share personal information about you with the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the Subaccounts, we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Owners should be aware that we are required to provide to a Fund or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by a Fund as violating the frequent trading policies established for that Fund. If we do not process a purchase because of such restriction or prohibition, we may return the premium to the Owner, place the premium in the Money Market Subaccount until we receive further instruction from the Owner and/or replace the restricted or prohibited Subaccount with the Money Market Subaccount in the Owner’s default allocation until we receive further instructions from the Owner.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

As a result of our discretion to permit Owners previously identified as “market timers” to make transfers that we do not believe involve “market timing,” and as a result of operational and technological limitations, differing fund procedures, and the omnibus nature of purchase and redemption orders, some Owners may still be able to engage in market timing, while other Owners bear any adverse effects of that market timing activity. To the extent we are unable to detect and deter market timing or other similar programmed, large, frequent, or short-term transfers, the performance of the Subaccount and the Fund could be adversely affected, including by (1) requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund’s manager might otherwise choose to maintain or to liquidate Fund holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses and (2) diluting returns to long-term shareholders.

Value of a Variable Account Accumulation Unit

We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

The Net Investment Factor measures the daily investment performance of that Subaccount.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (e.g., the Fidelity Money Market Portfolio).

Determining the Contract Value.

The Contract Value is the sum of:

1) the value of all Variable Account Accumulation Units, plus

2) amounts allocated and credited to the Fixed Account, plus

3) amounts allocated and credited to a Guaranteed Account, minus

4) any outstanding loans on the Contract and accrued interest on such loans.

When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest Premium Payment date will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to CDSCs, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

Annuitization

Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You may indicate the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant’s 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments. You may also settle the contract under a Payment Option prior to the scheduled maturity date. You may contact either your registered representative or the Home Office for requirements to settle the Contract. Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

If you request in writing (see “Ownership Provisions,” below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract’s Maturity Date to any date before the 30-day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract’s Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See “The Guaranteed Accounts,” below.

Election of Payment Options. You may, with prior written notice (in good order) and at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

Frequency and Amount of Annuity Payments. The amount of your annuity payment depends in part on the frequency and duration of annuity payments. If you would like the amount of your annuity payments to be as large as possible, you should select an option that pays less frequently and for a shorter duration. On the other hand, if it is important for you to receive annuity payments as often and for as long a time period as possible, you should select an annuity payment option that pays more frequently and for a longer period of time. Please note that, in general, the more frequent or the longer the duration is for annuity payments, the smaller the amount that each annuity payment will be. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

Annuitization - Variable Account

We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The following steps are taken to establish the number of Annuity Units representing each monthly annuity payment:

•             The dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

•             The number of Annuity Units remains fixed during the annuity payment period;

•             The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

•             The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

Once payments have begun, future payments will not reflect any changes in mortality experience.

Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see “Net Investment Factor,” above).

Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

Annuitization - Fixed Account

A Fixed Annuity is an annuity with payments that are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

Annuity Payment Options

Any of the following Annuity Payment Options may be elected:

Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

Option 2-Payments for Life. An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the Payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

Option 3-Payments for Life with Period Certain-Guaranteed. For an annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

Qualified Contracts (except Roth IRAs before the Owner’s death) are subject to the minimum distribution requirements set forth in the Code. If your Contract is a Qualified Contract, not all of the Annuity Payment Options will satisfy required minimum distribution rules, particularly as those rules apply to your Beneficiary after your death. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Please consult a tax advisor.

Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. Upon surrender in this situation, the Owner will receive the remaining value of the Contract, which is the value of the Contract used to determine the most recent payment amount, adjusted for investment performance through the date of surrender. Surrender is subject to any applicable CDSC at the time of the surrender.

Stretch Annuity Payment Option

We offer the Stretch Annuity Payment Option to Contracts that have paid net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per Beneficiary participating in the payment option.

Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial Payee and a Beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). For a Non-Qualified Contract, the Beneficiary may be a much younger person than the initial Payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option. The Stretch Annuity Payment Option may not satisfy Qualified Contract required minimum distribution rules for all Beneficiaries. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Also see Federal Income Tax Considerations - Other Tax Issues”

Death of Owner

If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

(a) the Contract Value, or

(b) the net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and

(c) in each case minus any applicable premium tax charge to be assessed upon distribution.

Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

For Contracts issued prior to November 1, 2003 only, or if your state approved the adjustment referred to in (b) above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit.

Unless the Beneficiary is the deceased or the Owner’s (or Joint Owner’s) spouse (as defined under Federal law), the Death Benefit must be distributed within five years of such Owner’s death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner’s death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.

Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules.

Death of Annuitant Prior to the Annuitization Date

If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant’s death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive, in good order, at our Home Office in writing:

●          due proof of the Annuitant’s or an Owner’s (or Joint Owner’s) death;

●          an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

●          any form required by state insurance laws.

If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

If you or your Beneficiary elect to receive proceeds in a lump sum payment, unless the Beneficiary requests a National Life check, we will place the proceeds into an interest bearing special account maintained by a financial institution and retained by us in our General Account. In that case, we will send you or your Beneficiary a “draftbook”; you or your Beneficiary can access funds from the special account by writing a “draft” for all or a portion of the Death Benefit proceeds. We fund the “draft” writing privileges. The interest bearing special account is not a bank account and is subject to the claims of our creditors. The interest bearing special account is not insured nor guaranteed by the FDIC or any other government agency. We will send the payee the “draftbook” within seven days of when we placed the proceeds into the special account, and the payee will receive any interest on the proceeds placed in the special account. There is no guaranteed rate of interest credited to the proceeds placed in the special account. However, any interest credited to the special interest bearing account will be currently taxable to you or your Beneficiary in the year in which it is credited. We may make a profit on all amounts left in the interest bearing special account.

Generation-Skipping Transfers

We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

Ownership Provisions

Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see “Federal Income Tax Considerations,” below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be in good order—(1) made by proper written application, (2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the “Surrender and Withdrawal” provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time the request for change was received (in good order) and recorded.

The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

CHARGES AND DEDUCTIONS

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.

We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

•	processing applications for and issuing the Contracts;
•	processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);
•	maintaining records;
•	administering annuity payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing Contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone transaction privileges.

The risks we assume include:

•

the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);

•	the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;
•	the risk that more Owners than expected will qualify for and exercise waivers of the CDSC; and
•	the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

Deductions from the Variable Account

We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

Contingent Deferred Sales Charge

We may pay a commission up to 6.5% of Premium Payments (up to 7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for this commission (or other front-end sales charge) from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a CDSC.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest net Premium Payment made to the Contract, then the next oldest net Premium Payment and so forth, and last from earnings on net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to net Premium Payments within the time periods set forth.

The CDSC applies to net Premium Payments as follows:

Number of Completed Years from Date of net Premium Payment	Contingent Deferred Sales Charge Percentage	Number of Completed Years from Date of net Premium Payment	Contingent Deferred Sales Charge Percentage

0	7%	4	3%
1	6%	5	2%
2	5%	6	1%
3	4%	7	0%

In any Contract Year after the first Contract Year, you may make Withdrawals, without a CDSC, of an aggregate amount equal to 15% of the Contract Value (except for in New Jersey and the State of Washington where the free amount is 10%). This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

In the first Contract Year, a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see “Available Automated Fund Management Features-Systematic Withdrawals,” below), or by making a Withdrawal that is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. You may be subject to a tax penalty if you take Withdrawals prior to age 59½ (see “Federal Income Tax Considerations,” below). In New Jersey and the State of Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

In addition, no CDSC will be deducted:

•	upon the Annuitization of Contracts,
•	upon payment of a death benefit pursuant to the death of the Owner, or
•	from any values which have been held under a Contract for at least 84 months.
•

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.

When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

(a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

(b) is the difference between the Contract Value as of the last Contract Anniversary and the net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

Annual Contract Fee

For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Transfer Charge

Currently, unlimited free transfers are permitted among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under “Transfers” (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. We would not anticipate making a profit on any future transfer charge.

If we impose a transfer charge, we will deduct it from the amount transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Subaccount Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is made. These transfers will not count against the 12 free transfers in any Contract Year.

Premium Taxes

If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

Other Charges

The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in “Underlying Fund Annual Expenses” above.

More detailed information is contained in the Funds’ prospectuses, which are available at no charge by contacting us at the number and address listed on the first page of this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as our insurance agents. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See “Distribution of Contracts” below).

A market value adjustment may apply to certain surrenders, withdrawals, transfers, and annuitization from a Guaranteed Account. See “The Guaranteed Accounts — Market Value Adjustment.”

CONTRACT RIGHTS AND PRIVILEGES

Free Look

You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, charge for the optional Enhanced Death Benefit Rider, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

In the case of IRAs and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

Loan Privilege - Tax Sheltered Annuities

Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.

If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1,500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see “The Guaranteed Accounts,” below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities under your 403(b) Plan, including this Contract, exceed the lesser of:

(a)	50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities held under your 403(b) Plan (or $10,000 if greater); or
(b)	$50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

All loans will be made from the Collateral Fixed Account. When a loan is taken, an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than the minimum annual rate guaranteed for your Contract’s Fixed Account. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of net Premium Payments then in effect.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

•

the Moody’s Corporate Bond Yield Average — Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

•	4%.

The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%.

Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a “billing window” defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of net Premium Payments then in effect.

Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract that would otherwise qualify as a transfer as permitted in the Code.

Loans may also be subject to additional limitations or restrictions under the terms of the employer’s plan. Loans permitted under this Contract may be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), a loan will be treated as a “prohibited transaction” subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.

If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRAs, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

Surrender and Withdrawal

At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. “Proper written application” means that you must request the surrender in writing. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see “Contingent Deferred Sales Charge,” above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see “Premium Taxes”, above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is a minimum distribution as required by certain Qualified Contract rules or where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner’s investment advisor. At least $3,500 in Cash Surrender Value must remain after any Withdrawal. However, for Contracts issued prior to November 1, 2003 only (or a later date if your state approved this change after November 1, 2003), at least $3,500 in Contract Value must remain after any Withdrawal. If a withdrawal causes your Contract Value to fall below the $3500 minimum, we may redeem your remaining contact value. Before we redeem your remaining Contract Value, we will provide you notice and give you the opportunity to increase your Contract Value to the $3500 minimum. Withdrawals made for the purpose of taking a required minimum distribution in a retirement account are not subject to the $3,500 restriction.

Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and the State of Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See “Contingent Deferred Sales Charge”, above. However, in the first Contract Year, a CDSC-free Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see “Available Automated Fund Management Features-Systematic Withdrawals” below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment.

Withdrawals will be deemed to be taken from net Premium Payments in chronological order, with the oldest net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see “The Guaranteed Accounts - Market Value Adjustment”, below).

Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount that is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). We will process Withdrawals on the Valuation Day we receive your request in good order. If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.

A Surrender or a Withdrawal may have tax consequences. See “Federal Income Tax Considerations,” below.

Payments

We will pay any funds surrendered or withdrawn from the Variable Account within seven days of receipt of such request in good order at our Home Office. Good order means the actual receipt by us of instructions relating to a transaction, along with all the information and supporting legal documentation we require to effect the transaction. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

•	when the New York Stock Exchange (“Exchange”) is closed;
•	when trading on the Exchange is restricted;
•

when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets; or

•	during any other period when the SEC, by order, so permits for the protection of security holders.

The rules and regulations of the SEC shall govern as to whether certain of the conditions prescribed above exist.

In addition, if, pursuant to SEC rules, the Fidelity Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial surrender, surrender, loan, or death benefit from the Fidelity Money Market Subaccount until the Fund is liquidated.

In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators. In addition, we may be required to block an Owner’s account and thereby refuse to honor any request for transfers, Withdrawals, surrenders, loans or Death Benefits, until instructions are received from the appropriate regulator.

Potential Delay of Disbursements

Rules adopted by the Financial Industry Regulatory Authority Inc. (“FINRA”) allow broker/dealers to place a hold on the disbursement of customer funds when they suspect senior financial exploitation. Please contact your registered representative for more information.

Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract

Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

(a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m) (7)); or

2. in the case of hardship (as defined for purposes of Code Section 401-(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

(b) Amounts transferred to a Tax-Sheltered Annuity from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

(c) For Tax-Sheltered Annuities issued on or after January 1, 2009, amounts attributable to employer contributions are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with new tax regulations.

(d) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989 and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

(e) We do not allow a Distribution other than as described above, except in the exercise of a contractual ten-day free look provision (when available). Any Distribution taken by the Owner other than as described above, including a Distribution as a result of the ten-day free look provision, may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity. National Life is not responsible for any taxes, penalties or other adverse consequences resulting from an Owner taking a Distribution.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life’s understanding of the withdrawal restrictions which are currently applicable under Section 403(b)-(11). Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts. If your Contract is a Tax-Sheltered Annuity, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that Premium Payments, as well as surrenders, withdrawals, loans or transfers you request, comply with applicable tax requirements and to decline premiums or requests that are not in compliance. We will not process Premium Payments, surrenders, withdrawals, loans or transfers until all information required under the tax law has been received. By directing Premium Payments to the Contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the Contract, transactions under the Contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Telephone Transaction Privilege

If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or Subaccount Rebalancing, in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, and modify systematic withdrawals by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

•	requiring some form of personal identification prior to acting on instructions received by telephone,
•	providing written confirmation of the transaction, and
•	making a tape recording of the instructions given by telephone.

You should protect any form of personal identification used to access your account, as we may not be able to verify that the person providing instructions using such personal information is you or someone authorized by you.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

Facsimile Transaction Privilege

You may provide instructions by facsimile for all transactions, except for a death claim, by providing instructions to us at our Home Office at a designated fax number. Contact your agent for more information. We may suspend facsimile transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

Facsimile transactions may not always be available. Communication systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request by mail.

Electronic Mail Transaction Privilege

You may provide transfer instructions by e-mail to our Home Office. Additionally, a National Life agent may provide transfer instructions by e-mail to us at our Home Office on your behalf, if you have provided the agent the appropriate authority. Contact your agent for more information. We may suspend e-mail transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

E-mail transactions may not always be available. Electronic systems, whether yours, your agent’s, or ours can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of the request. If your agent experiences problems, you should make your request by mail.

Cyber Security and Business Continuity Risk

Our variable insurance product business relies heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service on our website and other operational disruption, unauthorized release of confidential Owner information, and unintentional events and occurrences. Such systems failures and cyber-attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate AUVs, cause the release, loss, and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Funds or our service providers will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks or information security breaches or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, the our ability to administer the Contract could be impaired.

Available Automated Transaction Features

We currently offer the following free automated transaction features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Subaccount Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

Dollar Cost Averaging. This feature permits you to automatically transfer Variable Account Contract Value from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us (in good order).

If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the Variable Account Contract Value. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us (electronic or otherwise).

This feature allows you to move Variable Account Contract Value into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

Subaccount Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing.

In Contracts utilizing Subaccount Rebalancing from the Date of Issue, an automatic transfer takes place that causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or 12 months after the Date of Issue and continues on each Monthly Contract Date three, six or 12 months thereafter. Contracts electing Subaccount Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or 12 months thereafter. You may discontinue Subaccount Rebalancing at any time by submitting an appropriate change request form (electronic or otherwise).

If you change the Contract’s premium allocation percentages, Subaccount Rebalancing will automatically be discontinued unless you specifically direct otherwise.

Subaccount Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts that have had relatively unfavorable investment performance. Subaccount Rebalancing does not guarantee a profit or protect against a loss.

Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the Systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the

Fixed Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59½. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A Systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Cash Surrender Value to be $3,500 or less (or, in the case of Contracts issued prior to November 1, 2003, if a systematic Withdrawal would cause the Contract Value to be $3,500 or less). If this happens, then the systematic Withdrawal transaction causing the Cash Surrender Value to fall below $3,500 will not be processed. You may discontinue Systematic Withdrawals at any time by notifying us in writing (electronic or otherwise).

A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth above in “Contingent Deferred Sales Charge.”. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see “Contingent Deferred Sales Charge,” above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC.

Limited Systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These Systematic Withdrawals are limited to monthly Systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These Systematic Withdrawals will not be subject to a CDSC. The other rules for Systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Systematic withdrawals may not be elected if there is a policy loan.

Contract Rights Under Certain Plans

Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan and benefits available to participants under the plan, are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

THE FIXED ACCOUNT

Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 (“Securities Act”), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

Minimum Guaranteed and Current Interest Rates

The Contract Value held in the Fixed Account that is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state’s law. For Contracts issued before November 1, 2003, the minimum guaranteed effective annual interest rate is 3.0%. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for 12 months. In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.

For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

Enhanced Fixed Account

We may make available to the Contracts a special Fixed Account Option, called the “Enhanced Fixed Account.” The Enhanced Fixed Account allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate than otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account that declines over time as funds are moved into the Variable Account.

The Enhanced Fixed Account will be available to new and existing Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nationallifegroup.com.

If more than one Enhanced Fixed Account is offered, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

The Enhanced Fixed Account will be part of the Fixed Account described above.

Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner’s then-current premium allocation.

Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

This program is not available simultaneously with Dollar Cost Averaging or Subaccount Rebalancing, but is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

We may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5.0% per annum. The Enhanced Fixed Account will not be available in the State of Washington.

THE GUARANTEED ACCOUNTS

Owners may also allocate net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in a Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for three-, five-, seven- and ten-year periods.

Like the Fixed Account described above, net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life’s general account, which supports its insurance and annuity obligations.

Investments in the Guaranteed Accounts

You may invest in a Guaranteed Account by allocating net Premium Payments to a Guaranteed Account of the desired three-, five-, seven- and ten-year period, either on the application or by a later change in net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired three-, five-, seven- and ten-year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under “Transfers” above for transfers from the Fixed Account to the Variable Account.

All Premium Payments allocated into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a Premium Payment to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract’s Maturity Date.

Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this prospectus as a “market value adjustment” will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.

We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

Termination of a Guaranteed Account

The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to a Guaranteed Account. For example, if Contract Value is transferred to a 7-year Guaranteed Account on May 2, 2016, the termination date for this Guaranteed Account is May 2, 2023, or the next following Valuation Day if May 2, 2023 is not a Valuation Day.

We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for a Guaranteed Account. During the 30-day period prior to the termination date (the “30-day window”), you may provide instructions to reinvest the Contract Value in a Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30-day window. In the event that you do not provide instructions during the 30-day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in a Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option.

Market Value Adjustment

Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30-day window as a “MVA Withdrawal”) from the Guaranteed Account prior to the 30-day window before its termination date.

We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30-day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account is higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial Premium Payment, less any Withdrawals, plus interest at the Contract’s minimum guaranteed interest rate. For Contracts issued on or after November 1, 2003, this minimum guaranteed interest rate may vary based on your state law and on prevailing interest rates, but will be set at the time of issue of the Contract and, once set, will not vary over the life of the Contract. For Contracts issued prior to November 1, 2003, however, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial Premium Payment, less any Withdrawals, plus interest at 3.0% per annum.

We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

(1) the absolute value of the Contract Value subject to the market value adjustment times:

((1+i)/ (1+j+c)) n/12 – 1

where

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial Premium Payment for the Guaranteed Account duration.

n = the number of whole months until the termination date of the Guaranteed Account

j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.

c = a constant, .0025 in most jurisdictions.

or

(2) the amount initially deposited into the Guaranteed Account times:

((1+k) d/365 – (1 + g) d/365) – the sum of all [TransferT ((1+k) e/365 – (1 + g) e/365)]

where

k = the interest rate guaranteed for the guaranteed period.

d = (365 times the number of complete years since the initial Premium Payment into the Guaranteed Account) plus the number of days since the last anniversary of such initial Premium Payment (or the initial Premium Payment date if less than one year has elapsed since the initial Premium Payment) to the current date.

TransferT = a transfer from the Guaranteed Account on day T.

e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

g= your Contract’s guaranteed minimum interest rate.

If you have made more than one Premium Payment into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest Premium Payment date into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later Premium Payment dates into such Guaranteed Account.

A market value adjustment will be applied to Contract Value transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:

• any MVA Withdrawal during the 30-day window;

• Death Benefit proceeds;

• your Contract on its Maturity Date; or

• any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

Examples

Example #1:

Original Premium Payment: $10,000

Original Premium Payment Date: May 1, 2009

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 4.25%.

On May 1, 2013, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 1, 2009 for seven year periods was 2.48%. The j rate available for three year periods on May 1, 2013 is 0.34%. The contract’s minimum guaranteed interest rate is 1.50%. There are 36 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2013 is $10,868.06. (10,000 x 1.04252).

The first part of the market value adjustment formula gives:

$10,868.06 x (((1+0.0248)/ (1+0.0034+0.0025))36/12 – 1) = $624.19.

The second part of the market value adjustment formula gives:

$10,000 x ((1 + 0.0425)1461/365 – (1 + 0.0150)1461/365) = $1,198.76

The amount of the market value adjustment is the lesser of the absolute value of the first part, $624.19, and of the second part, $1,198.76. Because the result of the first part is positive, the market value adjustment is an increase in Contract Value.

The amount of the transfer will be $10,868.06 + $624.19 = $11,492.25.

Example #2

Original Premium Payment: $10,000

Original Premium Payment Date: August 1, 2012

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.00%.

On May 1, 2013, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of August 1, 2012 for seven year periods was 0.97%. The j rate available for six year periods on May 1, 2013 is 0.92%. The contract’s minimum guaranteed interest rate is 1.50%. There are 75 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2013 is $10,223.55. (10,000 x 1.0300 273/365).

The first part of the market value adjustment formula gives:

$10,223.55 x (((1+0.0097)/ (1+0.0092+0.0025))75/12 – 1) = -$125.66

The second part of the market value adjustment formula gives:

$10,000 x ((1 + 0.0300)273/365 – (1 + 0.0150)273/365) = $111.56

The amount of the market value adjustment is the lesser of the absolute value of the first part, $125.66, and of the second part, $111.56. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

The amount of the transfer will be $10,223.55 - $111.56 = $10,111.98.

Note that the amount $10,111.98 is $10,000 accumulated for 273 days at 1.50%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.50%, the guaranteed interest rate of the contract. Had the market value adjustment been positive in this example, it still would have been restricted to $111.56.

Other Matters Relevant to the Guaranteed Accounts

If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

If you own a section 403(b) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the Guaranteed Accounts.

The Guaranteed Accounts are not available in the states of Washington and Oregon. In Texas, only Contracts issued after April 8, 2002 are eligible to invest in the Guaranteed Accounts.

Preserver Plus Program

Under this program, you may place a portion of a net Premium Payment into a seven year or ten year Guaranteed Account that will grow with guaranteed interest to 100% of that net Premium Payment. We will calculate the portion of the net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the net Premium Payment. The balance of the net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

Amounts allocated to a Guaranteed Account under this program will not equal the original net Premium Payment if any transfer or Withdrawal is made from a Guaranteed Account prior to the end of the guarantee period. Keep in mind that if you have a Qualified Contract, you will be required to take minimum required distributions.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

This rider is no longer available for new election effective July 6, 2015.

The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the Annuitant if the Owner is not a natural person) die prior to the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies prior to the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), and prior to annuitization. The Enhanced Death Benefit will equal the highest of:

(a)          the basic Death Benefit as described above; and

(b)          the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus net Premium Payments, minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.

We calculate this as of the date we receive due proof of death (in good order). Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see “Premium Taxes, above).

If you (or the Annuitant if the Owner is not a natural person) die on or after the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies on or after the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), or after annuitization, the death benefit will not be enhanced and will be an amount equal to Contract Value, less any applicable premium tax charge.

The annual charge for this Rider is 0.20% of Contract Value. After the Contract Anniversary on which you (or the Annuitant, if the Owner is not a natural person) are age 80 on an age on nearest birthday basis (or in the case of Joint Owners, after the Contract Anniversary in which the oldest Joint owner is age 80 on an age on nearest birthday basis), we discontinue the charge. See “Charge for Optional Enhanced Death Benefit Rider”, above.

It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See “Death of Owner,” above.

OPTIONAL ACCELERATED BENEFIT RIDERS

If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

The covered person is the Owner, unless the Owner is not a natural person, in which case the covered person is the Annuitant. If there are Joint Owners, then each is considered a covered person. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

These Riders may not be available in all states and their terms may vary by state. These Riders will not be available in New York, Oregon, Texas, Virginia or Washington. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina and Utah only allow the terminal illness portion of the Riders.

Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See “Federal Income Tax Considerations”, below.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

Taxation of Non-Qualified Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of our Contracts, we believe that the Owner of a Contract should not be treated as the owner of the assets of the separate account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owner of the underlying assets of the separate account asset.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner’s death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts as discussed below.

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract reduced by any amount previously distributed from the Contract that was not subject to tax) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor. See the Statement of Additional Information for more information with respect to required distributions.

The following discussion assumes the requirements discussed above are satisfied and the Contracts are owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustments and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax advisor with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization. Under a tax provision enacted in 2010, if part but not all of an annuity contract’s value is applied to provide payments for one or more lives or for a period of at least ten years (a “partial annuitization”), those payments may be taxed as annuity payments. This tax treatment is not available under the Contract because the Policy does not permit you to partially annuitize, that is, the contract requires you to apply all of your Contract Value when selecting a payout option.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or Payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Further Information. Further details regarding the qualification of the Contract for Federal income tax purposes can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value.

The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax advisor.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax advisor.

If your Contract was issued pursuant to a 403(b) plan, we are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages. The value of the Enhanced Death Benefit may need to be considered in calculating minimum required distributions.

Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of the individual. In many cases, the “investment in the contract” under a Qualified Contract may be zero.

Required Minimum Distributions. Notwithstanding any provision of the Qualified Contract or Riders to the contrary, the distribution of an individual’s interest in the Qualified Contract shall be made in accordance with the requirements of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

The Owner’s entire interest in the Qualified Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must be made on or before December 31.

Distributions Upon Death in Qualified Annuity Contracts

Distributions for deaths that occurred before December 31, 2019 where distributions had begun before death. If the Owner died after distributions had begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions for deaths that occurred before December 31, 2019 where distributions had not begun before death. If the Owner died before distribution had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)  If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2)  If the designated Beneficiary is the Owner’s surviving spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1/2.

3)  If the designated Beneficiary is the Owner’s surviving spouse, the spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Distributions for deaths occurring after December 31, 2019. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over life. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated Beneficiaries” which include a spouse, disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated Beneficiaries of individuals who die on and after January 1, 2020. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts, other than “eligible rollover distributions,” generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your Beneficiaries under all possible scenarios.

Medicare Tax. Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income. The 3.8% tax will be applied to the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

For additional information relating to the tax status of the Contract, see the Statement of Additional Information.

GENDER NEUTRALITY

In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

VOTING RIGHTS

Voting rights under the Contracts apply only with respect to net Premium Payments or accumulated amounts allocated to the Variable Account.

In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner’s interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account. This means that a small number of Owners may control how we vote.

Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

CHANGES TO VARIABLE ACCOUNT

We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. In general, no substitution of securities in the Variable Account may take place without prior approval of the SEC and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts. ESI is a wholly owned indirect subsidiary of National Life Holding Company with the principal address at One National Life Drive, Montpelier VT 05602. Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. ESI sells the Contracts through its registered representatives. ESI has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their registered representatives (“selling broker-dealers”). ESI is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.

ESI’s registered representatives who sell the Contracts are registered with FINRA and with the states in which they do business. More information about ESI and its registered representatives is available at www.finra.org or by calling 1-800-289-9999. You also can obtain information about ESI and its registered representatives (and selling broker-dealers and their representatives) from FINRA through its BrokerCheck program.

National Life pays ESI commissions and other forms of compensation for sales of the Contracts. You may purchase a Contract through a registered representative of ESI, and you may also purchase a Contract from a selling broker-dealer. The maximum payment to a broker-dealer for selling the Contracts will generally be 6.5%; however, during certain promotional periods the commissions may be higher. These promotional periods will be determined by National Life and the maximum commission paid during these periods will not exceed 7.0%. We will pay the broker-dealer commission either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. A portion of the payments made to ESI or selling broker-dealers will be passed on to their registered representatives in accordance with their internal compensation arrangements. Those arrangements may also include other types of cash and non-cash compensation and other benefits. You may ask your registered representative for further information about what your registered representative and the selling broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

National Life general agents, who may also be registered as principals with ESI, also receive compensation on Contracts sold through ESI registered representatives. National Life general agents may also receive fees from ESI relating to sales of the Contracts by broker-dealers other than ESI, where the selling registered representative has a relationship with such general agent’s National Life agency.

National Life may provide loans to unaffiliated broker-dealers, who in turn may provide loans to their registered representatives, to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Contracts, and measures of business quality.

From time to time, in accordance with applicable law, we may offer specific sales incentives to selling broker-dealers. These incentives are not offered to all broker-dealers, and the terms of such incentives may vary among selling broker-dealers. The selling broker-dealers, on their own accord, may pass through some or all of these incentives to their registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life’s or their affiliates’ other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Contracts, such bonuses will be paid through the agent’s broker-dealer.

National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash compensation paid by ESI to its registered representatives, including (1) sponsoring educational programs, (2) contributing to sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash reimbursements for payments in lieu of certain business expenses reimbursements; (5) making loans and forgiving such loans and/or (6) health and welfare benefit programs. Sales of the Contracts may help registered representatives qualify for certain of these non-cash and cash compensation items, which are subject to all applicable laws, including FINRA rules and the SEC’s Regulation Best Interest.

Commissions and other incentives or payments described above are not charged directly to Owners or to the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

The Deutsche (with exception of the Small Cap Index Fund), Franklin Templeton (with exception of the Global Discovery Securities Fund and the U.S. Government Fund), Oppenheimer, T. Rowe Price (with exception of the Moderate Allocation Fund), Wells Fargo Funds and the Small Cap Growth Portfolio of Neuberger Berman Advisers Management Trust offered in the Contracts, make payments to ESI under their 12b-1 plans in consideration of services provided by ESI in selling or servicing shares of these funds. In each case these payments amount to 0.25% of Variable Account assets invested in the particular fund. Fidelity’s Money Market Portfolio may make payments under its 12b-1 plan to ESI in consideration of services provided by ESI in selling or servicing shares of this Portfolio of up to 0.10% of Variable Account assets invested in the Portfolios.

See “Distribution of the Contracts” in the Statement of Additional Information for more information about compensation paid for the sale of the Contracts.

FINANCIAL STATEMENTS

The financial statements of National Life and the Variable Account are included in the Statement of Additional Information. The financial statements of National Life should be considered only as bearing on National Life’s general financial strength, claims paying ability and ability to meet its obligations under the Contracts. In addition to Fixed Account and Guaranteed Account allocations, general account assets are used to pay benefits that exceed your Contract Value under the Contract. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life also enters into equity derivative contracts (futures and options) to hedge exposures embedded in our equity indexed annuity products, and may enter into other types of derivatives transactions. All of National Life’s

General Account assets are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General Account investments. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENTS AND REPORTS

National Life will mail to Owners, at their last known address of record, any statements required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner’s Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner’s Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.

To eliminate duplicate mailings and reduce expenses, we may mail only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents to your household, including the prospectuses or summary prospectuses for the Funds, even if more than one Owner lives there. If you would like an additional copy or if would like to continue to receive your own copy of any of these documents, you may call us toll-free at 1-800-732-8939 or write us at our Home Office.

OWNER INQUIRIES

Owner inquiries may be directed to National Life by writing to us at One National Life Drive, Montpelier, Vermont 05604, or calling 1-800-732-8939.

LEGAL MATTERS

National Life and its affiliates, like other life insurance companies, are involved from time to time in lawsuits, arbitrations and regulatory proceedings. In some cases, substantial damages and/or penalties have been sought. National Life believes that at the present time, there are no pending or threatened lawsuits or legal or regulatory proceedings that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of National Life to meet its obligations under the Contracts, or on the ability of ESI to perform its obligations under the distribution agreement for the Contracts, described above.

GLOSSARY

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization - The period during which annuity payments are received.

Annuitization Date - The date on which annuity payments commence.

Annuity Payment Option - The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit - An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary - person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value - An amount equal to Contract Value, minus any applicable CDSC, minus any applicable premium tax charge.

Chosen Human Being — An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

Code - The Internal Revenue Code of 1986, as amended.

Collateral Fixed Account — The portion of the Fixed Account which holds value that secures a loan on the Contract.

Contract Anniversary - An anniversary of the Date of Issue of the Contract.

Contract Value - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

Contract Year - Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue - The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution - Any payment of part or all of the Contract Value.

Fixed Account - The Fixed Account is part of National Life’s general account and Guaranteed Accounts made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

Fixed Annuity - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

Fund - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

Guaranteed Account — A Guaranteed Account is part of National Life’s general account. We guarantee a specified interest rate for the entire time an investment remains in a Guaranteed Account.

Home Office – National Life’s Home Office located at One National Life Drive, Montpelier, Vermont 05604; 1-800-732-8939 (telephone).

Individual Retirement Annuity (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Investment Company Act — The Investment Company Act of 1940, as amended from time to time.

Joint Owners - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to “Owner” in this prospectus will apply to both of the Joint Owners.

Maturity Date - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life’s approval.

Monthly Contract Date - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

Owner (“you”) - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

Payee - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

Premium Payment - A deposit of new value into the Contract. The term “Premium Payment” does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

net Premium Payments - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

Qualified Contract - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

Subaccounts - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

Tax-Sheltered Annuity - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

Valuation Day - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m., Eastern Time..

Valuation Period - The time between two successive Valuation Days.

Variable Account -The National Variable Annuity Account II, a separate investment account of National Life into which net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

Variable Annuity - An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS	3
The Contract	3
Misstatement of Age or Sex	3
Dividends	3
Assignment	3
CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE AND THE FUNDS’ INVESTMENT ADVISORS OR DISTRIBUTORS	3
DISTRIBUTION OF THE CONTRACTS	4
SAFEKEEPING OF ACCOUNT ASSETS	5
STATE REGULATION	5
RECORDS AND REPORTS	6
LEGAL MATTERS	6
EXPERTS	6
OTHER INFORMATION	6
FINANCIAL STATEMENTS	F-000

The Statement of Additional Information contains more detailed information about the Contracts than is contained in this prospectus. The Statement of Additional Information is incorporated by reference into this prospectus and is legally a part of this prospectus.

Appendix A: Condensed Financial Information

ACCUMULATION UNIT VALUE

(in dollars)

The following table sets forth for each of the last ten years or since inception if less for an accumulation unit outstanding throughout the period, (1) the accumulation unit value at the beginning of each period; (2) the accumulation unit value at the end of each period; and (3) the number of accumulation units outstanding at the end of each period.

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11
Alger American LargeCap Growth	14.63	16.09	861,743.94	15.50	14.61	141,290.03
Alger American SmallCap Growth	12.64	15.30	168,009.27	15.05	14.77	401,299.59
Fidelity VIP Fund-Equity Income	13.33	14.83	487,391.26	14.74	14.39	390,409.02
Fidelity VIP Fund-Growth	12.09	14.57	467,591.54	13.37	13.67	373,467.07
Fidelity VIP Fund-High Income	11.91	13.33	422,510.03	14.05	11.38	378,021.81
Fidelity VIP Fund-Overseas	12.77	13.93	432,555.63	23.11	21.96	419,114.10
Fidelity VIP Fund -Contrafund®	20.14	22.85	508,636.87	14.67	14.60	706,162.05
Fidelity VIP Fund -Index 500	12.99	14.51	823,067.78	22.24	21.78	122,589.41
Wells Fargo VT Discovery	20.36	24.54	150,645.79	24.83	22.86	115,456.54
Wells Fargo VT Opportunity	16.80	21.99	145,373.36

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/30/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/30/13
Alger Large Cap Growth	16.14	17.13	706,735.21	17.53	22.82	563,177.80
Alger Small Cap Growth	14.73	16.20	100,880.01	16.66	21.45	91,210.64
Fidelity VIP Fund-Equity Income	15.00	13.47	331,836.75	17.47	21.59	284,658.40
Fidelity VIP Fund-Growth	14.57	16.28	324,333.16	16.69	21.89	275,136.20
Fidelity VIP Fund-High Income	13.75	15.40	296,715.03	15.45	16.09	263,773
Fidelity VIP Fund-Overseas	11.74	13.54	311,955.22	13.75	17.42	271,181.60
Fidelity VIP Fund -Contrafund®	22.28	25.21	340,635.22	25.89	32.64	294,402.50
Fidelity VIP Fund -Index 500	14.82	16.69	579,576.49	17.11	21.76	490,085.90
Wells Fargo VT Discovery	22.90	25.28	107,645.75	25.94	35.85	86,131.04
Wells Fargo VT Opportunity	23.17	26.04	102,617.78	26.57	33.56	87,059.82

Subaccount	Accumulation Unit Value at 1/2/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/30/15	Accumulation Unit Value at 1/4/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/30/16
Alger Large Cap Growth	24.94	25.05	350,836.43	24.57	24.50	321,452.02
Alger Small Cap Growth	21.16	20.26	72,727.99	19.71	21.23	58,092.98
Fidelity VIP Fund-Equity Income	23.15	21.92	230,943.86	21.67	25.51	204,739.41
Fidelity VIP Fund-Growth	23.99	25.39	199,115.80	24.85	25.24	179,839.94
Fidelity VIP Fund-High Income	16.05	15.26	210,409.70	15.22	17.24	183,893.04
Fidelity VIP Fund-Overseas	15.73	16.14	218,798.90	15.82	15.11	192,807.81
Fidelity VIP Fund -Contrafund®	36.00	35.78	232,699.39	35.19	38.11	197,89864
Fidelity VIP Fund -Index 500	24.37	24.36	431,509.47	23.99	26.87	406,256.57
Wells Fargo VT Discovery	35.39	34.48	74,617.28	33.80	36.60	62,806.72
Wells Fargo VT Opportunity	36.46	34.93	67,928.88	34.49	38.66	56,567.26

Subaccount	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/29/17	Number of Accumulation Units Outstanding at 12/29/17	Accumulation Unit Value at 1/2/18	Accumulation Unit Value at 12/31/18	Number of Accumulation Units Outstanding at 12/13/18
Alger Large Cap Growth	24.82	31.04	283,067.07	31.44	31.28	235,815.91
Alger Small Cap Growth	21.37	26.95	47,820.00	27.12	26.96	40,215.14
Fidelity VIP Fund-Equity Income	25.73	28.40	183,949.59	28.59	25.69	163,481.86
Fidelity VIP Fund-Growth	25.45	33.64	166,043.47	33.99	33.11	153,508.95

Fidelity VIP Fund-High Income	17.27	18.18	155,334.35	18.25	17.34	140,803.92
Fidelity VIP Fund-Overseas	15.17	19.42	162,997.72	19.48	16.31	148,019.53
Fidelity VIP Fund -Contrafund®	38.47	45.80	173,336.64	46.30	42.29	151,144.83
Fidelity VIP Fund -Index 500	27.10	32.26	359,404.50	32.52	30.38	329,354.43
Wells Fargo VT Discovery	36.71	46.61	55,211.20	47.00	42.72	48,163.91
Wells Fargo VT Opportunity	39.05	45.92	55,211.20	46.32	42.05	46,814.88

Subaccount	Accumulation Unit Value at 1/4/19	Accumulation Unit Value at 12/31/19	Number of Accumulation Units Outstanding at 12/31/19
Alger American LargeCap Growth	31.13	39.32	200,923.49
Alger American SmallCap Growth	26.58	34.38	33,979.85
Fidelity VIP Fund-Equity Income	25.72	32.28	148,335.88
Fidelity VIP Fund-Growth	33.13	43.86	137,706.36
Fidelity VIP Fund-High Income	17.38	19.69	122,933.81
Fidelity VIP Fund-Overseas	16.19	20.55	121,834.60
Fidelity VIP Fund -Contrafund®	42.27	54.87	131,695.30
Fidelity VIP Fund -Index 500	30.42	39.35	305,444.79
Wells Fargo VT Discovery	42.55	58.57	40,438.82
Wells Fargo VT Opportunity	42.12	54.51	42,039.07

Subaccount	Accumulation Unit Value at 1/2/20	Accumulation Unit Value at 12/31/20	Number of Accumulation Units Outstanding at 12/31/20
Alger American LargeCap Growth	39.89	64.76	158125.99
Alger American SmallCap Growth	34.59	56.67	30493.06
Fidelity VIP Fund-Equity Income	32.47	33.97	142455.79
Fidelity VIP Fund-Growth	44.46	62.24	118196.63
Fidelity VIP Fund-High Income	19.68	19.95	115499.10
Fidelity VIP Fund-Overseas	20.68	23.43	113019.17
Fidelity VIP Fund -Contrafund®	55.56	70.65	115686.05
Fidelity VIP Fund -Index 500	39.68	45.88	245794.32
Wells Fargo VT Discovery	59.15	93.94	35634.38
Wells Fargo VT Opportunity	54.96	65.05	36624.19

The following provides the information for Subaccounts which began operations on August 3, 1998.

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11
American Century VP Disciplined Core Value	10.28	11.41	246,646.92	11.52	11.60	209,996.35
American Century VP Value	16.01	17.64	362,721.24	17.82	17.58	277,560.28
JPMorgan Insurance Trust Small Cap Core	10.71	12.78	59,067.21	16.35	15.05	35,655.24
Neuberger Berman Sustainable Equity	8.23	12.05	155,553.56	13.93	12.02	116,413.78

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/31/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/31/13
American Century Disciplined Core Value	11.77	13.13	158,183.96	13.43	17.58	138,806.00
American Century VP Value	17.85	19.86	222,379.03	20.31	25.80	190,847.00
JPMorgan Small Cap Core	15.29	17.77	30,947.09	13.26	24.93	29,912.60
Neuberger Berman Sustainable Equity	12.25	13.82	90,753.31	13.30	17.87	79,603.68

Subaccount	Accumulation Unit Value at 1/2/14	Accumulation Unit Value at 12/31/14	Number of Accumulation Units Outstanding at 12/31/14	Accumulation Unit Value at 1/2/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/31/15
American Century Disciplined Core Value’	17.41	19.51	120,194.70	19.51	18.16	114,223.33
American Century VP Value	25.55	28.77	159,512.97	28.80	27.27	141,503.08
JPMorgan Small Cap Core	14.27	26.94	27,633.89	26.84	25.17	27,255.65
Neuberger Berman Sustainable Equity	24.68	19.36	65,297.78	19.34	16.84	59,651.72

Subaccount	Accumulation Unit Value at 1/4/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/31/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/29/17	Number of Accumulation Units Outstanding at 12/29/17
American Century Disciplined Core Value	17.92	20.32	98,990.83	20.51	24.15	93,220.08
American Century VP Value	26.99	32.40	120,387.91	32.67	34.75	90,566.09
JPMorgan Small Cap Core	24.55	29.84	23,632.73	29.98	33.91	21,392.01
Neuberger Berman Sustainable Equity	16.72	21.15	52,085.15	21.36	23.65	49,670.90

Subaccount	Accumulation Unit Value at 1/2/18	Accumulation Unit Value at 12/31/18	Number of Accumulation Units Outstanding at 12/13/18
American Century VP Disciplined Core Value	24.35	22.18	88,447.63
American Century VP Value	35.05	31.13	80,836.05
JPMorgan Small Cap Core	34.27	29.45	19,919.86
Neuberger Berman Sustainable Equity	23.73	23.08	41,591.31

Subaccount	Accumulation Unit Value at 1/4/19	Accumulation Unit Value at 12/31/19	Number of Accumulation Units Outstanding at 12/31/19
American Century VP Disciplined Core Value	22.25	27.11	78,431.48
American Century VP Value	31.34	39.00	66,424.45
JPMorgan Insurance Trust Small Cap Core	29.64	19.61	17,962.99
Neuberger Berman Sustainable Equity	27.81	34.63	33,201.90

Subaccount	Accumulation Unit Value at 1/4/20	Accumulation Unit Value at 12/31/20	Number of Accumulation Units Outstanding at 12/31/20
American Century VP Disciplined Core Value	27.24	29.89	68887.16
American Century VP Value	39.16	38.83	66060.86
JPMorgan Insurance Trust Small Cap Core	36.08	40.56	21142.67
Neuberger Berman Sustainable Equity	34.78	40.83	27916.21

The following information is for Subaccounts which began operations on December 1, 2000.

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/4/11	Accumulation Unit Value at 12/31/11	Number of Accumulation Units Outstanding at 12/31/11
Alger American Capital Appreciation	11.05	12.16	193,953.16		11.95	172,315.52
BNY Sustainable US Equity	7.04	7.87	53,666.43		7.83	44,826.97
Fidelity VIP Fund Investment Grade Bond	14.75	15.65	681,909.88		16.56	683,051.81
Invesco V.I Mid Cap Growth	9.92	10.20
Invesco V.I Global Health Care	4.19	4.94	189,817.60		10.46	154,939.91
Invesco V.I Technology	11.05	12.16	278,272.43		4.63	222,342.60

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/31/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/31/13
Alger American Capital Appreciation	12.15	13.95	122,024.76	14.31	18.59	119,939.60
BNY Sustainable US Equity	7.96	8.64	37,515.58	8.86	11.45	39,806.11
Fidelity VIP Fund Investment Grade Bond	16.55	17.30	593,921.27	17.27	16.75	502,912.40
Invesco V.I Global Health Care	10.65	12.47	126,142.60	12.69	17.28	119,888.50
Invesco V.I Technology	4.68	5.08	154,613.37	5.26	6.26	146,880.00

Subaccount	Accumulation Unit Value at 1/2/14	Accumulation Unit Value at 12/31/14	Number of Accumulation Units Outstanding at 12/31/14	Accumulation Unit Value at 1/2/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/31/15
Alger American Capital Appreciation	11.33	20.86	112,315.35	20.84	21.84	104,425.56
BNY Sustainable US Equity	17.68	12.81	37,096.23	12.82	12.23	33,305.15

Fidelity VIP Fund Investment Grade Bond	17.21	17.49	404,497.18	17.53	17.14	349,865.24
Invesco V.I Global Health Care	6.20	20.40	112,112.85	20.44	20.75	100,481.08
Invesco V.I Technology	18.44	6.86	152,148.24	6.86	7.23	152,182.01

Subaccount	Accumulation Unit Value at 1/4/16	Accumulation Unit Value at 12/30/16	Number of Accumulation Units Outstanding at 12/30/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/31/17	Number of Accumulation Units Outstanding at 12/31/17
Alger American Capital Appreciation	21.47	21.65	96,337.00	21.86	27.99	85,760.22
BNY Sustainable US Equity	12.05	13.31	29,864.15	13.42	15.14	17,413.30
Fidelity VIP Fund Investment Grade Bond	17.15	17.71	299,638.57	17.72	18.20	258,328.30
Invesco V.I Mid Cap Growth	13.79	13.97	44,501.81	14.11	16.87	36,711.83
Invesco V.I Global Health Care	20.32	18.12	88,324.56	18.39	20.70	75,306.55
Invesco V.I Technology	7.07	7.07	130,274.52	7.17	9.43	100,602.99

Subaccount	Accumulation Unit Value at 1/2/18	Accumulation Unit Value at 12/31/18	Number of Accumulation Units Outstanding at 12/13/18
Alger American Capital Appreciation	28.38	27.57	71,,868.47
BNY Sustainable US Equity	15.33	14.28	14,830.39
Fidelity VIP Fund Investment Grade Bond	18.15	17.85	218,928.34
Invesco V.I Mid Cap Growth	16.96	15.71	24,967.46
Invesco V.I Health Care	20.98	20.59	69,428.74
Invesco V.I Technology	9.62	9.25	94,051.48

Subaccount	Accumulation Unit Value at 1/2/19	Accumulation Unit Value at 12/31/19	Number of Accumulation Units Outstanding at 12/13/19
Alger American Capital Appreciation	27.55	36.32	63,105.43
BNY Sustainable US Equity	14.25	18.92	13,482.44
Fidelity VIP Fund Investment Grade Bond	17.88	19.30	181,259.01
Invesco V.I Mid Cap Growth	15.61	20.81	19,658.19
Invesco V.I Global Health Care	20.42	26.91	65,371.93
Invesco V.I Technology	9.27	12.40	81,296.43

Subaccount	Accumulation Unit Value at 1/2/20	Accumulation Unit Value at 12/31/20	Number of Accumulation Units Outstanding at 12/13/20
Alger American Capital Appreciation	36.90	50.77	51112.43
BNY Sustainable US Equity	19.11	23.16	9943.22
Fidelity VIP Fund Investment Grade Bond	19.36	20.83	154694.75
Invesco V.I Mid Cap Growth	21.08	40.97	70928.21
Invesco V.I Health Care	26.94	30.37	55561.15
Invesco V.I Technology	12.59	17.87	78468.54

The following information is for Subaccounts which began operations on May 1, 2004.

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11
American Century VP Ultra®	9.59	10.81	6,989.10	10.92	10.77	6,030.16
American Century VP International	13.34	14.52	652,356.05	14.67	12.59	520,318.72
American Century VP Inflation Protection	12.21	12.67	463,138.08	12.64	14.00	286,462.82
BNY Appreciation	10.99	12.30	93,436.52	12.37	13.23	77,519.46
BNY Opportunistic Small Cap	8.00	10.09	30,651.89	10.28	8.57	22,022.39
Dreyfus Quality Bond	11.86	12.65	110,255.68	12.65	13.35	153,808.86
Franklin Mutual Shares Securities	11.12	12.04	103,906.51	12.15	12.80	221,431.90
Franklin Small Cap Value Securities	12.31	15.21	51,192.43	15.46	14.44	38,831.59
Franklin Small-Mid Cap Growth Securities	10.86	13.45	41,519.93	13.60	12.62	38,016.81
Franklin Templeton Foreign Securities	13.85	14.52	254,859.44	14.65	12.80	221,431.90

Franklin Templeton Global Real Estate	9.37	11.22	103,318.95	11.35	10.44	107,686.16
Fidelity Mid Cap	15.25	19.01	440,731.77	19.16
Neuberger Berman Mid Cap Growth	13.00	16.29	47,158.34	16.45	16.14	41,076.90
Neuberger Berman Small Cap Growth	8.46	9.74	116,015.32	9.89	9.50	89,804.03
Neuberger Berman Short Duration Bond	10.11	10.49	1,157,937.19	10.49	10.38	915,467.34
DWS CROCI U.S. VIP	8.94	9.69	28,728.32	9.78	9.56	25,926.55
Deutsche Small Mid Cap Value	13.65	16.20	307,510.77	16.37	14.97	181,880.32
T. Rowe Price Equity Income Portfolio II	10.75	11.97	1,029,119.99	12.10	11.69	754,868.47
T. Rowe Price Blue Chip Growth Portfolio II	10.77	12.16	297,989.29	12.31	12.15	234,388.30
T. Rowe Price Health Sciences Portfolio II	13.18	14.76	87,932.93	14.97	16.07	74,895.39

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/31/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/31/13
American Century VP Ultra®	10.95	12.10	2,843.61	12.40	16.36	2171.37
American Century VP International	12.91	15.04	415,345.95	14.79	13.44	183,822.80
American Century VP Inflation Protection	13.98	14.85	236,597.50	14.75	17.20	45,407.09
BNY Appreciation	13.39	14.40	61,589.56	10.50	14.93	25,359.91
BNY Opportunistic Small Cap	8.71	10.19	25,767.79	1408	13.68	132,077.30
BNY Quality Bond	13.34	14.09	141,478.27	13.48	16.75	60,002.31
Franklin Templeton Mutual Shares Securities	11.91	13.24	62,390.88	17.32	22.65	27,488.37
Franklin Templeton Small Cap Value Securities	14.70	16.86	32,319.86	14.13	18.79	19,748.97
Franklin Templeton Small-Mid Cap Growth Securities	12.96	13.80	24,519.49	15.13	18.01	142,661.90
Franklin Templeton Foreign Securities	13.14	14.92	176,601.85	14.46	13.24	88,158.95
Franklin Templeton Global Real Estate	10.56	13.12	95,314.18	19.46	25.49	184,336.00
Fidelity Mid Cap	16.27	18.97	214,798.39	18.34	23.40	30,993.32
Neuberger Berman Mid Cap Growth	16.23	17.90	31,324.27	10.47	14.66	52,535.92
Neuberger Berman Small Cap Growth	9.55	10.20	72,099.97	10.71	10.62	649,726.80
Neuberger Berman Short Duration Bond	10.37	10.70	773,755.80	10.57	13.29	24,718.38
DWS Large Cap Value	9.70	13.82	25,572.53	17.18	22.23	109,502.50
DWS Small Mid Cap Value	15.20	16.73	145,209.27	13.77	17.20	435,758.10
T. Rowe Price Equity Income Portfolio II	11.87	13.47	570,153.84	14.51	19.63	145,549.10
T. Rowe Price Blue Chip Growth Portfolio II	12.36	14.13	184,314.69	21.31	30.80	63,126.49
T. Rowe Price Health Sciences Portfolio II	16.22	20.76	63,633.94	21.31	17.20	435758.10

Subaccount	Accumulation Unit Value at 1/2/14	Accumulation Unit Value at 12/31/14	Number of Accumulation Units Outstanding at 12/31/14	Accumulation Unit Value at 1/2/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/31/15
American Century VP Ultra®	16.78	17.74	2,116.13	17.70	18.60	2,566.51
American Century VP International	16.22	16.92	287,465.79	16.87	16.82	235,749.53
American Century VP Inflation Protection	16.78	13.73	138,329.77	13.81	13.23	115,988.83
BNY Appreciation	17.94	18.34	30,709.49	18.29	17.64	25,244.02
BNY Opportunistic Small Cap	13.48	14.96	24,454.39	14.81	14.42	25,647.32
BNY Quality Bond	17.01	14.14	122,265.89	14.16	13.71	117,834.51
Franklin Templeton Mutual Shares Securities	13.69	17.69	58,555.73	17.64	16.59	53,860.93
Franklin Templeton Small Cap Value Securities	25.21	22.46	19,677.15	22.28	20.52	17,096.11
Franklin Templeton Small-Mid Cap Growth Securities	16.62	19.92	17,638.69	19.88	19.12	16,814.56
Franklin Templeton Foreign Securities	22.34	15.85	129,373.80	15.76	14.62	113,030.75
Franklin Templeton Global Real Estate	18.59	15.02	68,152.00	15.10	14.89	69,900.59
Fidelity Mid Cap	14.77	26.72	148,423.15	26.66	25.98	127,870.67
Neuberger Berman Mid Cap Growth	17.85	24.82	28,881.19	24.72	24.79	29,610.05
Neuberger Berman Small Cap Growth	13.19	14.96	40,811.58	14.86	9.58	48,381.17
Neuberger Berman Short Duration Bond	23.16	10.54	518,398.54	10.55	10.41	424,356.87
DWS Large Cap Value	18.28	14.46	23,599.58	14.46	13.24	22,802.67

DWS Small Mid Cap Value	14.49	23.04	87,100.38	22.93	22.22	67,210.25
T. Rowe Price Equity Income Portfolio II	10.62	18.16	352,465.38	18.16	16.64	281,582.16
T. Rowe Price Blue Chip Growth Portfolio II	21.95	21.07	102,405.15	21.06	23.02	97,695.95
T. Rowe Price Health Sciences Portfolio II	17.03	39.88	64,235.85	40.02	44.24	53,736.03

Subaccount	Accumulation Unit Value at 1/3/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/31/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/31/17	Number of Accumulation Units Outstanding at 12/31/17
American Century VP Ultra®	10.34	12.33	25,823.45	19.39	24.98	2,708.10
American Century VP International	15.68	18.10	617,151.45	15.72	20.28	188,553.32
American Century VP Inflation Protection	10.64	11.49	1,255,391.41	13.70	14.00	94,196.55
BNY Appreciation	12.16	12.88	216,453.41	18.87	23.57	16,954.25
BNY Opportunistic Small Cap	11.64	10.20	26,843.81	16.83	20.47	19,903.32
BNY Quality Bond	10.86	11.05	111,744.60	13.75	14.15	100,454.58
Franklin Mutual Shares Securities	14.02	14.24	166,258.59	19.11	20.28	45,035.91
Franklin Small Cap Value Securities	14.80	14.30	92,809.05	26.48	28.74	14,169.43
Franklin Small-Mid Cap Growth Securities	12.09	13.30	26,565.33	19.79	23.52	15,317.64
Franklin Templeton Foreign Securities	15.10	17.09	774,545.98	15.58	17.78	92,434.57
Franklin Templeton Global Real Estate	17.91	14.10	162,047.67	14.76	16.09	53,933.42
Fidelity Mid Cap	15.78	18.05	296,830.63	29.00	34.26	106,237.78
Neuberger Berman Mid Cap Growth	14.65	17.65	83,823.04	9.88	12.09	38,122.62
Neuberger Berman Small Cap Growth	11.48	11.42	485,097.80
Neuberger Berman Short Duration Bond	10.26	10.59	1,735,213.41	10.39	10.34	385,517.59
Deutsche CROCI U.S. VIP	13.81	13.39	58,291.23	12.53	15.04	15,626.16
Deutsche Small Mid Cap Value	15.73	16.06	544,208.87	25.70	27.72	52,133.21
T. Rowe Price Equity Income Portfolio II	13.43	13.63	121,053.68	19.66	22.26	206,909.60
T. Rowe Price Blue Chip Growth Portfolio II	12.11	13.44	1,139,712.20	23.04	30.58	78,410.11
T. Rowe Price Health Sciences Portfolio II	12.30	14.35	97,259.18	39.32	48.90	42,426.53

Subaccount	Accumulation Unit Value at 1/2/18	Accumulation Unit Value at 12/31/18	Number of Accumulation Units Outstanding at 12/13/18
American Century VP Ultra®	25.28	24.82	2,511.25
American Century VP International	20.41	16.95	175,142.74
American Century VP Inflation Protection	13.95	13.45	80,537.48
BNY Appreciation	23.72	21.65	16,661.30
BNY Opportunistic Small Cap	20.67	16.33	18,008.53
BNY Quality Bond	14.12	13.59	80,047.99
Franklin Mutual Shares Securities	20.44	18.19	42,601.26
Franklin Small Cap Value Securities	28.93	24.69	11,783.64
Franklin Small-Mid Cap Growth Securities	23.66	21.95	14,512.25
Franklin Templeton Foreign Securities	17.93	14.83	82,153.59
Franklin Templeton Global Real Estate	16.08	14.79	50,024.27
Fidelity Mid Cap	34.63	28.87	89,426.47
Neuberger Berman Mid Cap Growth	31.76	29.11	24,2463.07
Neuberger Berman Short Duration Bond	10.34	10.30	342,469.07
Deutsche CROCI U.S. VIP	15.10	13.24	14,990.52
Deutsche Small Mid Cap Value	27.85	22.87	45,432.60
T. Rowe Price Equity Income Portfolio II	22.42	19.82	178,787.68
T. Rowe Price Blue Chip Growth Portfolio II	31.01	30.65	71,599.90
T. Rowe Price Health Sciences Portfolio II	49.73	48.63	36,244.02

Subaccount	Accumulation Unit Value at 1/4/19	Accumulation Unit Value at 12/31/19	Number of Accumulation Units Outstanding at 12/31/19
American Century VP Ultra®	24.89	32.94	2,715.20
American Century VP International	16.88	21.47	141,307.56

American Century VP Inflation Protection	13.47	14.48	59,636.75
BNY Appreciation	21.70	29.06	10,244.74
BNY Opportunistic Small Cap	16.53	19.61	17,962.99
BNY Quality Bond	13.61	14.49	60,322.61
Franklin Mutual Shares Securities	18.25	21.99	39,620.01
Franklin Small Cap Value Securities	24.78	30.77	11,247.72
Franklin Small-Mid Cap Growth Securities	21.81	28.45	12,316.18
Franklin Templeton Foreign Securities	14.75	16.46	74,177.18
Franklin Templeton Global Real Estate	14.54	17.85	37,409.40
Fidelity Mid Cap	28.95	35.15	77,985.10
Neuberger Berman Mid Cap Growth	28.97	38.11	22,950.22
Neuberger Berman Mid Cap Growth – Class S	11.09	14.55	21,307.36
Neuberger Berman Short Duration Bond	10.30	10.53	273,705.03
Deutsche CROCI U.S. VIP	13.35	17.30	12,076.33
Deutsche Small Mid Cap Value	27.98	27.29	42,393.35
T. Rowe Price Equity Income Portfolio II	19.89	24.64	151,002.32
T. Rowe Price Blue Chip Growth Portfolio II	30.62	39.16	58,033.43
T. Rowe Price Health Sciences Portfolio II	48.05	61.69	29,906.36

Subaccount	Accumulation Unit Value at 1/4/20	Accumulation Unit Value at 12/31/20	Number of Accumulation Units Outstanding at 12/31/20
American Century VP Ultra®	33.45	48.67	18870.9712
American Century VP International	21.65
American Century VP Inflation Protection	14.55	15.68	54655.21
BNY Appreciation	29.38	35.44	7767.79
BNY Opportunistic Small Cap	19.65	23.19	12567.45
Franklin Mutual Shares Securities	22.11	20.59	39488.88
Franklin Small Cap Value Securities	30.81	31.92	11064.06
Franklin Small-Mid Cap Growth Securities	28.77	43.51	11973.32
Franklin Templeton Foreign Securities	16.54	16.04	74820.59
Franklin Templeton Global Real Estate	17.69	16.66	33851.43
Fidelity Mid Cap	35.22	40.97	70928.21
Neuberger Berman Mid Cap Growth	38.59	52.60	17385.17
Neuberger Berman Mid Cap Growth – Class S	14.74	20.05	17716.80
Neuberger Berman Short Duration Bond	10.53	10.74	272593.22
Deutsche CROCI U.S. VIP	17.32	14.94	12443.91
Deutsche Small Mid Cap Value	27.25	26.61	46217.34
T. Rowe Price Equity Income Portfolio II	24.70	24.53	158174.71
T. Rowe Price Blue Chip Growth Portfolio II	39.83	51.72	51205.55
T. Rowe Price Health Sciences Portfolio II	61.65	78.65	26686.19

The following information is for Subaccounts which began operations on December 1, 2008.

Subaccount	Accumulation Unit Value at 1/4/10	Accumulation Unit Value at 12/31/10	Number of Accumulation Units Outstanding at 12/31/10	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11
AB International Growth Portfolio - Class A Shares	15.13	16.37	104,030.48	16.47	13.58	47,272.06
AB International Value Portfolio - Class A Shares	14.31	14.37	369,431.22	14.51	11.44	379,339.08
AB Small/Mid Cap Value Portfolio - Class A Shares	15.54	19.03	60,894.65	19.27	17.19	206,338.46
Growth and Income - Class A Shares	12.59	13.58	2,561.47	13.72	12.92	1,643.76
Deutsche Small Cap Index VIP - Class A Shares	13.51	16.45	2,192.27	16.76	15.51	3,506.21
Fidelity Value Strategies Portfolio - Initial Class	16.86	20.57	21,293.36	20.82	18.50	14,044.55
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	12.40	13.57	40,480.65	13.70	13.02	40,131.57
Franklin Templeton U.S. Government - Class 1 Shares	10.42	10.83	843,947.67	10.82	11.31	144,727.38
Neuberger Berman AMT Socially Responsive Portfolio - I Class	13.09	15.63	996.06	15.74	14.94	1,923.35
Oppenheimer Capital Income Fund/VA - Service Shares	12.22	13.40	2,848.23	13.47	13.27	1,585.15
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	14.74	17.54	4,300.72	17.84	16.89	2,593.19
Oppenheimer Global Strategic Income Fund/VA - Service Shares	12.35	13.90	29,984.65	13.92	13.80	50,095.48

T. Rowe Price Moderate Allocation Portfolio VIP I	13.60	15.06	9,013.88	15.19	14.81	12,332.93
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	11.17	11.64	17,030.42	11.62	12.41	250,835.69
Van Eck VIP Trust Emerging Markets — Initial Class	22.56	27.63	153,592.44	28.09	20.23	97,834.22
Van Eck VIP Trust Global Hard Assets - Initial Class	16.04	19.67	24,510.49	19.77	16.21	123,208.92

Subaccount	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/31/12	Number of Accumulation Units Outstanding at 12/31/12	Accumulation Unit Value at 1/2/13	Accumulation Unit Value at 12/31/13	Number of Accumulation Units Outstanding at 12/31/13
AB International Growth Portfolio - Class A Shares	13.98	15.47	36,897.31	15.73	17.33	23,468.50
AB International Value Portfolio - Class A Shares	11.83	12.93	325,891.00	13.18	15.68	255,095.50
AB Small/Mid Cap Value Portfolio - Class A Shares	17.39	20.13	154,740.53	20.68	27.41	108,888.30
Growth and Income - Class A Shares	13.15	14.75	2,471.78	15.14	19.90	2,681.89
Deutsche Small Cap Index VIP - Class A Shares	15.75	17.78	4,086.37	18.29	24.31	4,256.70
Fidelity Value Strategies Portfolio - Initial Class	18.77	23.22	3,976.15	23.74	29.87	3,552.64
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	13.21	14.59	34,847.12	14.84	18.41	37,053.40
Franklin Templeton U.S. Government - Class 1 Shares	11.30	11.39	105,251.62	11.39	11.01	87,698.80
Neuberger Berman AMT Socially Responsive Portfolio - I Class	15.22	16.35	1,086.05	16.71	22.20	1,350.38
Oppenheimer Capital Income Fund/VA - Service Shares	13.39	14.67	2,608.45	14.86	16.32	5,253.50
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	17.07	19.60	3,837.00	20.06	27.18	4,530.63
Oppenheimer Global Strategic Income Fund/VA - Service Shares	13.82	15.40	77,499.39	15.42	15.13	80,900.00
T. Rowe Price Moderate Allocation Portfolio VIP I	15.01	16.81	23,737.84	17.06	19.55	29,004.73
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	12.42	12.92	225,641.68	12.86	11.57	209,810.60
Van Eck VIP Trust Emerging Markets — Initial Class	20.74	25.90	81,811.67	26.36	28.611	74,363.37
Van Eck VIP Trust Global Hard Assets - Initial Class	16.84	16.52	111,665.78	16.92	18.01	106,236.90

Subaccount	Accumulation Unit Value at 1/3/14	Accumulation Unit Value at 12/31/14	Number of Accumulation Units Outstanding at 12/31/14	Accumulation Unit Value at 1/3/15	Accumulation Unit Value at 12/31/15	Number of Accumulation Units Outstanding at 12/31/15
AB International Growth Portfolio - Class A Shares	27.04	16.89	22,159.27	16.85	16.35	19,542.65
AB International Value Portfolio - Class A Shares	19.72	14.50	222,237.21	14.48	14.67	167,813.93
AB Small/Mid Cap Value Portfolio - Class A Shares	30.67	29.52	87,317.22	29.37	27.51	65,734.03
Growth and Income - Class A Shares	19.48	21.81	3,645.24	21.81	20.01	2,525.49
Deutsche Small Cap Index VIP - Class A Shares	13.10	25.11	3,068.46	24.99	23.63	3,815.58
Fidelity Value Strategies Portfolio - Initial Class	15.44	31.48	5,988.32	31.45	30.11	6,914.86
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	17.13	19.24	41,840.60	19.21	18.33	49,217.96
Franklin Templeton U.S. Government - Class 1 Shares	29.70	11.25	84,773.53	11.28	11.18	70,003.99
Neuberger Berman AMT Socially Responsive Portfolio - I Class	13.16	24.16	685.33	24.09	23.71	1,487.39
Oppenheimer Capital Income Fund/VA - Service Shares	24.05	17.39	5,000.67	17.40	17.25	12,672.62
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	21.93	29.92	4,958.82	29.77	27.71	6,675.96
Oppenheimer Global Strategic Income Fund/VA - Service Shares	26.93	15.29	79,865.57	15.29	14.70	78,625.08

T. Rowe Price Moderate Allocation Portfolio VIP I	16.30	20.29	23,986.56	20.29	20.00	19,644.33
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	19.44	11.66	163,792.40	11.65	10.00	149,112.19
Van Eck VIP Trust Emerging Markets — Initial Class	15.10	28.10	68,605.52	28.07	23.83	62,696.96
Van Eck VIP Trust Global Hard Assets - Initial Class	28.28	14.37	93,827.49	14.45	9.43	121,903.51

Subaccount	Accumulation Unit Value at 1/1/3/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/31/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/31/17	Number of Accumulation Units Outstanding at 12/31/17
AB International Growth Portfolio - Class A Shares	27.04	16.89	22,159.27	15.00	19.99	16,708.13
AB International Value Portfolio - Class A Shares	19.72	14.50	222,237.21	14.50	17.81	139,476.31
AB Small/Mid Cap Value Portfolio - Class A Shares	30.67	29.52	87,317.22	34.17	37.87	51,456.61
Growth and Income - Class A Shares	19.48	21.81	3,645.24	22.27	24.66	1,712.12
Deutsche Small Cap Index VIP - Class A Shares	13.10	25.11	3,068.46	28.36	31.79	3,133.00
Fidelity Value Strategies Portfolio - Initial Class	15.44	31.48	5,988.32	32.90	38.32	6,578.40
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	17.13	19.24	41,840.60	20.48	21.82	42,783.40
Franklin Templeton U.S. Government - Class 1 Shares	29.70	11.25	84,773.53	11.13	11.15	65,462.38
Neuberger Berman AMT Socially Responsive Portfolio - I Class	13.16	24.16	685.33	25.85	30.01	3,276.36
Oppenheimer Conservative Balanced Fund V- Service Shares	24.05	17.39	5,000.67	17.90	19.18	13,608.77
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	21.93	29.92	4,958.82	32.32	36.13	5,502.58
Oppenheimer Global Strategic Income Fund/VA - Service Shares	26.93	15.29	79,865.57	15.44	16.11	70,233.48
T. Rowe Price Moderate Allocation Portfolio VIP I	16.30	20.29	23,986.56	21.09	24.31	18,490.47
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	19.44	11.66	163,792.40	10.52	11.61	120,310.17
Van Eck VIP Trust Emerging Markets — Initial Class	15.10	28.10	68,605.52	23.57	35.05	54,202.48
Van Eck VIP Trust Global Hard Assets - Initial Class	28.28	14.37	93,827.49	13.65	12.96	113,005.89

Subaccount	Accumulation Unit Value at 1/2/18	Accumulation Unit Value at 12/31/18	Number of Accumulation Units Outstanding at 12/13/18
AB International Growth Portfolio - Class A Shares	20.17	16.28	15,086.14
AB International Value Portfolio - Class A Shares	17.99	13.56	138,830.60
AB Small/Mid Cap Value Portfolio - Class A Shares	38.14	31.73	46,817.48
Growth and Income - Class A Shares	24.80	20.63	1,593.38
Deutsche Small Cap Index VIP - Class A Shares	32.09	27.83	2,281.24
Fidelity Value Strategies Portfolio - Initial Class	38.53	31.24	6,872.78
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	21.97	19.15	42,710.64
Franklin Templeton U.S. Government - Class 1 Shares	11.14	11.06	53,448.93
Neuberger Berman AMT Socially Responsive Portfolio - I Class		27.89	3,179.67
Oppenheimer Conservative Balanced Fund V- Service Shares	19.20	17.87	15,011.65
Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	36.42	31.87	6,369.26
Oppenheimer Global Strategic Income Fund/VA - Service Shares	16.14	15.17	69,542.12
T. Rowe Price Moderate Allocation Portfolio VIP I	24.44	22.75	20,988.70
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	11.65	10.75	114,227.52
Van Eck VIP Trust Emerging Markets — Initial Class	35.89	26.44	54,540.77
Van Eck VIP Trust Global Hard Assets - Initial Class	13.20	9.16	102,159.92

Subaccount	Accumulation Unit Value at 1/4/19	Accumulation Unit Value at 12/31/19	Number of Accumulation Units Outstanding at 12/31/19
AB International Growth Portfolio - Class A Shares	16.24	20.47	11,030.66
AB International Value Portfolio - Class A Shares	13.51	15.66	134,021.03
AB Small/Mid Cap Value Portfolio - Class A Shares	31.79	37.58	43,352.37
Growth and Income - Class A Shares	22.25	10.89	3,024.95
Deutsche Small Cap Index VIP - Class A Shares	27.98	34.37	2,308.83
Fidelity Value Strategies Portfolio - Initial Class	31.38	41.45	6,602.15
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	19.18	23.55	37,053.68
Franklin Templeton U.S. Government - Class 1 Shares	11.08	11.50	49,367.74
Neuberger Berman Sustainable Equity Portfolio - I Class	27.81	34.63	33,201.90
Invesco Oppenheimer Conservative Balanced Fund/VA - Service Shares	17.89	10.69	27,457.29
Invesco Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	31.92	11.24	17,032.02
Invesco Oppenheimer Global Strategic Income Fund/VA - Service Shares	15.17	10.45	91,851.65
T. Rowe Price Moderate Allocation Portfolio VIP I	22.74	26.88	17,309.98
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	26.37	11.94	88,727.90
Van Eck VIP Trust Emerging Markets — Initial Class	42.55	34.05	43,537.61
Van Eck VIP Trust Global Hard Assets - Initial Class	42.12	10.11	98,450.42

Subaccount	Accumulation Unit Value at 1/4/20	Accumulation Unit Value at 12/31/20	Number of Accumulation Units Outstanding at 12/31/20
AB International Growth Portfolio - Class A Shares	20.67	26.24	8344.33
AB International Value Portfolio - Class A Shares	15.81	15.83	140912.34
AB Small/Mid Cap Value Portfolio - Class A Shares	37.54	38.31	48237.06
Growth and Income - Class A Shares	10.93	11.03	3051.17
Deutsche Small Cap Index VIP - Class A Shares	34.35	40.48	2267.17
Fidelity Value Strategies Portfolio - Initial Class	41.42	44.25	6290.56
Franklin Templeton Mutual Global Discovery Securities - Class 1 Shares	23.75	22.25	36849.73
Franklin Templeton U.S. Government - Class 1 Shares	11.52	11.81	68554.03
Neuberger Berman Sustainable Equity Portfolio - I Class	34.78	40.83	27916.21
Invesco Oppenheimer Conservative Balanced Fund/VA - Service Shares	10.74	12.08	24726.69
Invesco Oppenheimer Main Street Small Cap Fund/VA® - Service Shares	11.26	13.26	11279.87
Invesco Oppenheimer Global Strategic Income Fund/VA - Service Shares	10.46	10.61	72151.46
T. Rowe Price Moderate Allocation Portfolio VIP I	27.07	30.36	13233.07
Van Eck VIP Trust Unconstrained Emerging Markets Bond - Initial Class	11.94	12.82	83100.76
Van Eck VIP Trust Emerging Markets — Initial Class	34.48	39.37	35331.67
Van Eck VIP Trust Global Hard Assets - Initial Class	10.13	11.88	88257.32

The following information is for the Subaccount which began operations on May 1, 2011.

Subaccount	Accumulation Unit Value at 1/3/11	Accumulation Unit Value at 12/30/11	Number of Accumulation Units Outstanding at 12/30/11	Accumulation Unit Value at 1/3/12	Accumulation Unit Value at 12/30/12	Number of Accumulation Units Outstanding at 12/30/12
Fidelity VIP Government Money Market Fund		12.09	416,096.61	12.09	11.93	5,197,173.93

Subaccount	Accumulation Unit Value at 1/2/13	Number of Accumulation Units Outstanding at 12/30/13	Accumulation Unit Value at 12/3/13	Accumulation Unit Value at 1/3/14	Accumulation Unit Value at 12/30/14	Number of Accumulation Units Outstanding at 12/30/14
Fidelity VIP Government Money Market Fund	11.93	547,074.90	11.76	11.76	11.60	632,529.40

Subaccount	Accumulation Unit Value at 1/2/15	Number of Accumulation Units Outstanding at 12/30/15	Accumulation Unit Value at 12/3/15	Accumulation Unit Value at 1/3/16	Accumulation Unit Value at 12/30/16	Number of Accumulation Units Outstanding at 12/30/16
Fidelity VIP Government Money Market Fund	11.60	11.44	819,043.98	11.76	11.60	632,529.40

Subaccount	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/29/17	Number of Accumulation Units Outstanding at 12/29/17	Accumulation Unit Value at 1/2/18	Accumulation Unit Value at 12/31/18	Number of Accumulation Units Outstanding at 12/13/18
Fidelity VIP Government Money Market Fund	11.30	11.21	554,391.41	11.21	11.22	534,045.78

Subaccount	Accumulation Unit Value at 1/3/19	Accumulation Unit Value at 12/30/19	Number of Accumulation Units Outstanding at 12/30/19
Fidelity VIP Government Money Market Fund	11.22	11.28	506,868.00

Subaccount	Accumulation Unit Value at 1/3/20	Accumulation Unit Value at 12/30/20	Number of Accumulation Units Outstanding at 12/30/20
Fidelity VIP Government Money Market Fund	11.28	11.15	467472.45

The following provides the information for Subaccounts which began operations on October 26, 2017.

Subaccount	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/29/17	Number of Accumulation Units Outstanding at 12/29/17	Accumulation Unit Value at 1/2/18	Accumulation Unit Value at 12/31/18	Number of Accumulation Units Outstanding at 12/13/18
Touchstone Balanced Fund	-	26.58	316,077.95	26.76	24.62	292,676.35
Touchstone Bond Fund	-	19.96	397,174.94	19.92	19.32	363,036.37
Touchstone Common Stock Fund	-	35.86	455,852.24	36.30	32.52	395,026.59
Touchstone Small Company Fund	-	69.98	266,534.06	70.64	63.50	229,425.70

Subaccount	Accumulation Unit Value at 1/3/19	Accumulation Unit Value at 12/29/19	Number of Accumulation Units Outstanding at 12/29/19
Touchstone Balanced Fund	19.36	13.12	165,999.89
Touchstone Bond Fund	24.72	10.59	23,515.00
Touchstone Common Stock Fund	63.50	14.78	66,017.46
Touchstone Small Company Fund	32.70	14.69	16,069.21

Subaccount	Accumulation Unit Value at 1/3/20	Accumulation Unit Value at 12/29/20	Number of Accumulation Units Outstanding at 12/29/20
Touchstone Balanced Fund	30.09	35.04	194223.03
Touchstone Bond Fund	21.06	22.77	269325.88
Touchstone Common Stock Fund	41.81	50.29	290280.89
Touchstone Small Company Fund	76.35	88.99	193284.33

Sentinel Advantage Variable Annuity 5

“SAVA 5”

P R O S P E C T U S

Dated May 3, 2021

National Life Insurance Company • Home Office: One National Life Drive, Montpelier, Vermont 05604 • 1-800-732-8939

The Contracts described in this prospectus are individual flexible premium variable annuity contracts supported by National Variable Annuity Account II (the “Variable Account”), a separate account of National Life Insurance Company (“National Life”, “we,” “our,” or “us”). We allocate net Premium Payments to the Variable Account, the Fixed Account, or the Guaranteed Accounts. The Variable Account is divided into Subaccounts. Each Subaccount invests in shares of a corresponding underlying mutual fund (each a “Fund”) listed below:

AllianceBernstein L.P.	American Century Investment Management, Inc.	American Funds
AllianceBernstein Variable Products Series Fund, Inc. VPS Balanced Wealth Strategy Class B VPS Dynamic Asset Allocation Class B VPS International Value Class B VPS Small/Mid Cap Value Class B	American Century Variable Portfolios, Inc. VP Capital Appreciation Class 2 VP Growth Class 2 VP Large Company Value Class 2 VP Ultra Class 1 VP Value Class 1

American Funds

AFIS Asset Allocation Class 4

AFIS Capital World Bond Class 4*

AFIS Growth-Income Class 4

AFIS Capital World Growth & Income Class 4**

AFIS Global Small Capitalization Class 4

AFIS American High-Income Trust Class 4

AFIS New World Class 4

Black Rock	Fidelity Management & Research Company	Franklin Templeton Investments

BlackRock Variable Series Funds

Advantage SMID Cap V.I. Class III***

Equity Dividend V.I. Class III

Government Money Market V.I. Class I

Global Allocation V.I. Class III

60/40 Target Allocation ETF V.I. Class III

Fidelity® Variable Insurance Products

VIP Contrafund Class 2

VIP Disciplined Small Cap Class 2

VIP Dynamic Capital Appreciation Class 2

VIP Freedom Income Class 2

VIP Growth Opportunities Class 2

VIP Index 500 Class 2

VIP Mid Cap Class 2

VIP Real Estate Portfolio Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Class 4

Franklin Mutual Global Discovery VIP Class 4

Franklin Rising Dividends VIP Class 4

Franklin Small-Mid Cap Growth VIP Class 4

Templeton Developing Markets VIP Class 4

Templeton Global Bond VIP Class 4

Goldman Sachs	Invesco Advisers, Inc.	Touchstone Advisors, Inc.

Goldman Sachs

VIT Equity Index Service Class

VIT Global Trends Allocation Service Class

VIT Growth Opportunities Service Class

VIT High Quality Floating Rate Service Class

VIT Mid Cap Value Service Class

VIT Small Cap Equity Insights Service Class

Invesco Variable Insurance Funds

V.I Diversified Dividend Series II

V.I Equity and Income Series II

V.I. Government Securities Series II

V.I Global Real Estate Series II

V.I High Yield Series II

V.I International Growth Series II

V.I Mid Cap Series II

Touchstone Variable Strategic Trust TVST Balanced TVST Bond TVST Common Stock TVST Small Company
T. Rowe Price Associates, Inc.	Van Eck Associates Corporation
T. Rowe Price Equity Series, Inc. Blue Chip Growth Class II Equity Income Class II Health Sciences Class II Mid Cap Growth - Class II	VanEck VIP Trust VIP Emerging Markets Class S VIP Global Resources Class S****

*formerly AFSI Global Growth and Income

**formerly AFSI High Income

***formerly Advantage U.Srly VIP Global Hard Assets

This prospectus provides you with the basic information you should know before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 3, 2021 containing further information about the Contracts and the Variable Account is filed with the Securities and Exchange Commission (“SEC”). You can obtain a copy without charge from National Life by

1

calling 1-800-732-8939, by writing to National Life at the Home Office address above, or by accessing the SEC’s website at http://www.sec.gov. You may also obtain prospectuses for each of the underlying Fund options identified above without charge by calling or writing to our Home Office.

Investments in these Contracts are not deposits or obligations of, and are not guaranteed or endorsed by, the adviser of any of the underlying Funds identified above, the U.S. government, or any bank or bank affiliate. Investments are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. It may not be a good decision to purchase a Contract as a replacement for another type of variable annuity if you already own another flexible premium deferred variable annuity.

The Statement of Additional Information, dated May 3, 2021, is incorporated herein by reference, which means it is legally part of this prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Funds companies available under your Contract are no longer be sent by mail, unless you specifically request paper copies of the reports from us or from your financial intermediary. Instead, the reports are made available at https://nationallife.onlineprospectus.net/NationalLife/FundDocuments/index.html?t=637544403891324713 , and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive Fund shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Fund shareholder reports and other communications from us electronically by visiting our website at www.nationallife.com .

You may elect to receive all future reports in paper free of charge by informing us that you wish to continue receiving paper copies of your shareholder reports. You may make the request by calling us at 800-732-8939 or by sending a written request to our Home Office at One National Life Drive, Montpelier VT 05602. You may also submit your request to receive paper copies of the Fund shareholder reports to your financial intermediary. Your election to receive reports in paper will apply to all Funds companies available under your Contract.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

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3

4

OWNER INQUIRIES	46
LEGAL MATTERS	46
GLOSSARY	46
TABLE OF CONTENTS	48
Appendix A: Condensed Financial Statements	49
ACCUMULATION UNIT VALUE (in dollars)	49

This prospectus does not constitute an offering in any jurisdiction in which such offering may not legally be made.

5

SUMMARY

This summary provides a brief description of some of the features and charges of the Contract. You will find more detailed information in the rest of this prospectus, the Statement of Additional Information, and the Contract. Please keep the Contract and its riders or endorsements, if any, together with the application. Together they are the entire agreement between you and us. For your convenience, we have defined the capitalized terms we use in the Glossary at the end of the prospectus.

How Do I Purchase a Contract?

Generally, you may purchase a Contract if you are age 85 and younger (on an age on nearest birthday basis). See “Issuance of a Contract,” below. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts and at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums.

Can I Make Additional Premium Payments?

You may make additional Premium Payments at any time (except for Contracts purchased in Oregon and Massachusetts) but they must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent (see “Premium Payments,” below).

How Does the “Free Look” Right to Examine the Contract Work?

To be sure that you are satisfied with the Contract, you have a ten-day free look right to examine the Contract. Some states may require a longer period. Within ten days of the day you receive the Contract, you may return the Contract to our Home Office. When we receive the Contract, we will void the Contract and refund the Contract Value plus any charges assessed when the Contract was issued, unless otherwise required by state and/or federal law. In the case of IRAs and Contracts issued in states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

What is the Purpose of the Variable Account?

The Variable Account is a separate investment account that is divided into several Subaccounts. The assets of each Subaccount are invested in the corresponding Funds that are listed on the cover page of this prospectus. Amounts in the Variable Account will vary according to the investment performance of the Fund(s) in which the Subaccounts invest. You may allocate net Premium Payments among the Fixed Account, the Guaranteed Accounts, and the Subaccounts of the Variable Account.

We cannot give any assurance that any Subaccount will achieve its investment objectives. You bear the entire investment risk on the value of your Contract which you allocate to the Variable Account. The value of your Contract may be more or less than the premiums paid.

How Does the Fixed Account Work?

You may allocate all or part of your net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least the minimum required by your state (see “The Fixed Account,” below).

How Do the Guaranteed Accounts Work?

You may allocate all or part of your net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 5, 7, or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred. (see “The Guaranteed Accounts,” below).

When Will I Receive Payments?

After the Contract Value is transferred to a payment option, we will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually (see “Annuitization — Frequency and Amount of Annuity Payments,” below).

What Happens if an Owner Dies Before Annuitization?

If any Owner dies before the Contract Value is transferred to a payment option (“Annuitization”) and the Owner (or the oldest of Joint Owners) dies prior to the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, we will pay the Beneficiary the greater of (a) the Contract Value, or (b) the net Premium Payments made to the Contract (less all withdrawals, and less all outstanding loans and accrued interest), and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value). If you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case

6

of Joint Owners, where the first of the Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value.

All amounts paid will be reduced by premium tax charges, if any.

For more information, see “Death of Owner,” below.

What Happens if the Annuitant Dies Before Annuitization?

If the Annuitant (who is not an Owner) dies before the Contract Value is transferred to a payment option, we will pay the Beneficiary a Death Benefit equal to the Cash Surrender Value, unless the Owner selects another available option (see “Death of Annuitant Prior to the Annuitization Date,” below).

Can I Make a Withdrawal from My Contract?

You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see “Surrender and Withdrawal,” below). A Withdrawal or a surrender may be restricted under certain qualified Contracts and result in federal income tax, including a federal penalty tax (see “Federal Income Tax Considerations,” below). You may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

What Charges Will I Pay?

Contingent Deferred Sales Charge (“CDSC”). We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all net Premium Payments made within 60 months prior to the date of the request to surrender or the amount surrendered (see “Contingent Deferred Sales Charge,” below).

Market Value Adjustment. We deduct, or add, a market value adjustment to any amount you surrender, withdraw, or transfer from a Guaranteed Account before its termination date (see “The Guaranteed Accounts,” below).

Annual Contract Fee. We deduct an Annual Contract Fee of $30.00 payable on each Contract Anniversary as long as the Contract Value is less than $50,000 (see “Annual Contract Fee,” below).

Administration Charge. We also deduct an Administration Charge each day at an annual rate of 0.15% from the assets of the Variable Account (see “Deductions from the Variable Account,” below).

Mortality and Expense Risk Charge. We deduct a mortality and expense risk charge each day from the assets of the Variable Account at an annual rate of 1.25% (see “Deductions from the Variable Account,” below).

Premium Taxes. If a governmental entity imposes premium taxes, we will make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax. Premium taxes may range up to 3.5% (see “Premium Taxes,” below).

Transfer Charge. We reserve the right to make a charge of $25 for each transfer in excess of 12 transfers in a Contract Year. However, we are not currently assessing transfer charges.

Investment Management Fees and Fund Operating Expenses. Charges for investment management services and operating expenses are deducted daily from each Fund (see “Underlying Fund Annual Expenses,” below, and the accompanying Fund prospectuses).

We pay compensation to broker-dealers who sell the Contracts. (See “Distribution of Contracts,” below).

Can I Transfer My Contract Value Among the Different Investment Options?

You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied. If you elect the telephone transaction privilege, you may make transfers by telephone. Please note that frequent, large, or short-term transfers among Subaccounts, such as those associated with “market timing” transactions, can adversely affect the underlying Funds and the returns achieved by Owners. Such transfers may dilute the value of underlying Fund shares, interfere with the efficient management of the underlying Fund, and increase brokerage and administrative costs of the underlying Funds. To protect Owners and underlying Funds from such effects, we have developed procedures to detect and deter market timing and disruptive trading. See “Disruptive Trading” below.

Are There any Other Contract Provisions?

For information concerning other important Contract provisions, see “Contract Rights and Privileges,” below, and the remainder of this prospectus.

How Will the Contract be Taxed?

For general information regarding the federal tax laws concerning us and the Contract, see “Federal Income Tax Considerations,” below.

What if I Have Questions?

We will be happy to answer your questions about the Contract or our procedures. Call or write to us at our Home Office as defined in the Glossary. All inquiries should include the Contract number and the names of the Owner and the Annuitant.

If you have questions concerning your investment strategies, please contact your registered representative.

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SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, taking a Withdrawal from, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, transfer Contract Value between investment options or for certain Qualified Contracts, take a loan.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Premium Taxes	See below	(1)
CDSC (as a percentage of net Premium Payments surrendered or withdrawn) (2)
Maximum	7%
Transfer Charge	$25	(3)
Loan Interest Spread (effective annual rate)	2.5	%(4)

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Variable Account Annual Expenses (deducted daily as a percentage of Variable Account Contract Value)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Basic Variable Account Annual Percentage Expenses	1.40%
Annual Contract Fee(5)	$30

(1)	States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states that assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See “Premium Taxes,” below.
(2)	The CDSC declines 1% for each completed year from the date of the affected premium payment through year four. After the premium payment has been in the Contract for five years, the CDSC is eliminated. Each Contract Year after the first one, the Owner may withdraw without a CDSC an amount equal to 15% of the Contract Value as of the most recent Contract Anniversary. In addition, any amount withdrawn in order for the Contract to meet minimum Distribution requirements under the Code shall be free of CDSC. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax-Sheltered Annuity or under an annuity issued in conjunction with certain qualified pension or profit sharing plans. This CDSC-free Withdrawal privilege does not apply in the case of full surrenders and is non-cumulative. That is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, New Jersey and the State of Washington do not permit this CDSC-free Withdrawal provision, in which case a different CDSC-free Withdrawal provision will apply. After Annuitization, we will assess the CDSC, as applicable, on surrenders under Payment Option 1. See “Contingent Deferred Sales Charge,” below.
(3)	We reserve the right to make a $25 charge on each transfer in excess of 12 transfers in a Contract Year. However, no such charge is currently applied.
(4)	The Loan Interest Spread is the difference between the amount of interest we charge on loans (maximum 15%) and the amount of interest we credit to amounts held in the Collateral Fixed Account to secure the loan (maximum 12.5%).
(5)	The Annual Contract Fee is assessed only upon Contracts which, as of the applicable Contract Anniversary, have a Contract Value of less than $50,000. The fee is not assessed on Contract Anniversaries after the Annuitization Date.

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Underlying Fund Annual Expenses (as a percentage of underlying Fund average net assets)

The following tables describe the Fund fees and expenses that you will pay periodically during the time that you own the Contract. The table below shows the minimum and maximum fees and expenses charged by any of the Funds for the year ended December 31, 2020. The expenses of the Funds may be higher or lower in the future. More details concerning each Fund’s fees and expenses are contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fee, distribution and/or service 12b-1 fees, and other expenses).	.30%	1.55%

The table below shows the fees and expenses charged by the Funds for the year ended December 31, 2020.

Current or future expenses may be greater or less than those shown. In addition, certain Funds may impose a redemption fee of no more than 2% of the amount of Fund shares redeemed. We may be required to implement a Fund’s redemption fee. The redemption fee will be assessed against your Contract Value. For more information, please see each Fund’s prospectus.

Fund	Management Fee	12b-1 Fees[1]	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses[2]	Waivers, Reimbursements, and Recoupment	Net Total Annual Expenses
AllianceBernstein
VPS Balanced Wealth Strategy Portfolio - Class B	0.55%	0.25%	0.22%	0.22%	1.24%	0.22%	1.02%[1]
VPS Dynamic Asset Allocation Portfolio - Class B	0.70%	0.25%	0.11%	0.01%	1.07%	0.01%	1.06%[2]
VPS International Value Portfolio - Class B	0.75%	0.25%	0.17%	0.00%[3]	1.17%	0.01%	1.16%[4]
VPS Small/Mid Cap Value Portfolio - Class B	0.75%	0.25%	0.08%	0.00%	1.08%	0.00%	1.08%
American Century
VP Capital Appreciation - Class 2	0.89%	0.25%	0.01%	0.00%	1.15%	0.07%	1.08%[5]
VP Growth - Class 2	0.90%	0.25%	0.01%	0.01%	1.17%	0.21%	0.96%[6]
VP Large Company Value - Class 2	0.80%	0.25%	0.01%	0.00%	1.06%	0.17%	0.89%[7]
VP Ultra - Class 2	0.90%	0.25%	0.01%	0.00%	1.16%	0.21%	0.95%[8]
VP Value - Class 2	0.88%	0.25%	0.00%	0.00%	1.13%	0.25%	0.88%[9]
American Funds
AFIS Asset Allocation Fund - Class 4	0.26%	0.25%	0.29%	0.00%	0.80%	0.00%	0.80%
AFIS Capital World Growth and Income Fund - Class 4	0.60%	0.25%	0.31%	0.00%	1.16%	0.23%	0.93%[10]
AFIS Growth-Income Fund - Class 4	0.26%	0.25%	0.29%	0.00%	0.80%	0.00%	0.80%
AFIS Capital World Bond Fund - Class 4	0.53%	0.25%	0.30%	0.00%	1.08%	0.10%	0.98%[11]
AFIS Global Small Capitalization Fund - Class 4	0.69%	0.25%	0.30%	0.00%	1.24%	0.00%	1.24%
AFIS American High-Income Trust Fund – Class 4	0.48%	0.25%	0.29%	0.00%	1.02%	0.19%	0.83%[12]
AFIS New World Fund – Class 4	0.70%	0.25%	0.32%	0.00%	1.27%	0.18%	1.09%[13]
Blackrock
Advantage SMID Cap V.I. Fund- Class III	0.75%	0.25%	0.29%	0.00%	1.29%	0.49%	0.80%[14]
Equity Dividend V.I. Fund - Class III	0.60%	0.25%	0.26%	0.01%[15]	1.12%	0.20%	0.92%[16]
Government Money Market V.I. Fund - Class I	0.50%	0.00%	0.15%	0.00%	0.65%	0.35%	0.30%[17]

1 Our affiliate, Equity Services, Inc., the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Fund assets attributable to the Contracts for providing distribution and shareholder support services to some Funds.

2 The Total Annual Fund Operating Expenses may not be the same as the reported in the portfolio’s financial highlights and shareholder reports, because Total Annual Fund Operating Expenses include expenses related to other investment companies acquired by the portfolio, if any, while the financial highlights and shareholder reports do not.

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Fund	Management Fee	12b-1 Fees[1]	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses[2]	Waivers, Reimbursements, and Recoupment	Net Total Annual Expenses
Global Allocation V.I. Fund - Class III	0.64%	0.25%	0.22%[18]	0.02%[15]	1.13%	0.12%	1.01%[19]
60/40 Target Allocation V.I. Fund- Class III	0.15%	0.25%	0.37%	0.18%[15]	0.95%	0.33%	0.62%[20]
Fidelity
VIP Contrafund - Service Class 2	0.53%	0.25%	0.08%	0.00%	0.86%	0.00%	0.86%
VIP Disciplined Small Cap - Service Class 2	0.45%	0.25%	0.15%	0.00%	0.85%	0.00%	0.85%
VIP Dynamic Capital Appreciation - Service Class 2	0.53%	0.25%	0.15%	0.00%	0.93%	0.00%	0.93%
VIP Freedom Income - Service Class 2	0.00%	0.25%	0.00%	0.39%	0.64%	0.00%	0.64%[21]
VIP Growth Opportunities - Service Class 2	0.53%	0.25%	0.11%	0.00%	0.89%	0.00%	0.89%[22]
VIP Index 500 - Service Class 2	0.045%	0.25%	0.055%	0.00%	0.35%	0.00%	0.35%
VIP Mid Cap - Service Class 2	0.53%	0.25%	0.09%	0.00%	0.87%	0.00%	0.87%
VIP Real Estate Portfolio - Service Class 2	0.53%	0.25%	0.13%	0.00%	0.91%	0.00%	0.91%
Franklin Templeton VIPT
Franklin Allocation VIP Fund - Class 4	0.55%	0.35%	0.05%	0.02%[23]	0.97%	0.05%	0.92%[24]
Franklin Mutual Global Discovery VIP Fund - Class 4	0.88%	0.35%	0.09%	0.00%	1.32%	0.00%	1.32%
Franklin Rising Dividends VIP Fund - Class 4	0.63%	0.35%	0.02%	0.00%	1.00%	0.00%	1.00%
Franklin Small-Mid Cap Growth VIP Fund - Class 4	0.80%	0.35%	0.05%	0.01%[23]	1.21%	0.01%	1.20%[25]
Templeton Developing Markets VIP Fund - Class 4	1.05%	0.35%	0.14%	0.00%	1.54%	0.00%	1.54%
Templeton Global Bond VIP Fund - Class 4	0.46%	0.35%	0.04%	0.04%[23]	0.89%	0.05%[y]	0.84%[25]
Goldman Sachs
VIT Equity Index Fund - Service Class	0.30%	0.25%	0.21%	0.00%	0.76%	0.28%	0.48%[26]
VIT Global Trends Allocation - Service Class	0.79%	0.25%	0.11%	0.11%	1.26%[27]	0.30%	0.96%[28]
VIT Growth Opportunities Fund - Service Class	0.87%	0.25%	0.36%	0.00%	1.48%	0.50%	0.98%[29]
VIT High Quality Floating Rate Fund - Service Class	0.31%	0.25%	0.39%	0.02%	0.97%[27]	0.36%	0.61%[30]
VIT Mid Cap Value Fund - Service Class	0.77%	0.25%	0.12%	0.00%	1.14%	0.05%	1.09%[31]
VIT Small Cap Equity Insights Fund. - Service Class	0.70%	0.25%	0.38%	0.00%	1.33%	0.27%	1.06%[32]
Invesco
V.I Diversified Dividend Fund - Series II	0.49%	0.25%	0.21%	0.01%	0.96%	0.00%	0.96%
V.I Equity and Income Fund - Series II	0.38%	0.25%	0.19%	0.01%	0.83%	0.01%	0.82%[33]
V.I. Government Securities Fund - Series II	0.48%	0.25%	0.19%	0.00%	0.92%	0.00%	0.92%
V.I Global Real Estate Fund - Series II	0.75%	0.25%	0.29%	0.00%	1.29%	0.00%	1.29%
V.I High Yield Fund - Series II	0.63%	0.25%	0.31%	0.01%	1.20%	0.01%	1.19%[34]
10

Fund	Management Fee	12b-1 Fees[1]	Other Expenses	Acquired Fund Fees	Gross Total Annual Expenses[2]	Waivers, Reimbursements, and Recoupment	Net Total Annual Expenses
V.I International Growth Fund - Series II	0.71%	0.25%	0.20%	0.01%	1.17%	0.00%	1.17%
V.I Discovery Mid Cap Growth Fund - Series II	0.68%	0.25%	0.18%	0.00%	1.11%	0.06%	1.05%[35]
Touchstone Variable Series Trust
TVST Balanced Fund - Class I	0.55%	0.00%	0.83%	0.01%	1.39%[36]	0.59%	0.80%[37]
TVST Bond Fund - Class I	0.40%	0.00%	0.42%	0.03%	0.85%[36]	0.15%	0.70%[38]
TVST Common Stock Fund - Class I	0.50%	0.00%	0.30%	0.00%	0.80%	0.07%	0.73%[39]
TVST Small Company Fund - Class I	0.50%	0.00%	0.37%	0.01%	0.88%[36]	0.11%	0.77%[40]
T. Rowe Price
Blue Chip Growth- Class II	0.85%	0.25%	0.00%	0.00%	1.10%	0.10%	1.00%[41]
Equity Income- Class II	0.85%	0.25%	0.00%	0.00%	1.10%	0.11%	0.99%[42]
Health Sciences- Class II	0.95%	0.25%	0.00%	0.00%	1.20%	0.01%	1.19%[43]
Van Eck
VIP Emerging Markets –Class S	1.00%	0.25%	2.44%	0.00%	3.69%	2.14%	1.55%[44]
VIP Global Resources – Class S	1.00%	0.25%	0.13%	0.00%	1.38%	0.00%	1.38%

1The Adviser has contractually agreed to waive its management fee and/or to bear certain expenses of the Portfolio through May 1, 2022 to the extent necessary to prevent total Portfolio operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.00% of average daily net assets. The Adviser has also contractually agreed to waive fees and/or reimburse the expenses payable to the Adviser by the Portfolio in an amount equal to the Portfolio’s share of the advisory fees of any mutual funds advised by the Adviser in which the Portfolio invests, as included in “Acquired Fund Fees and Expenses” and paid by the Portfolio. This fee waiver and/or expense reimbursement agreement will remain in effect until at least May 1, 2022. Each of the agreements may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, each of the agreements will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

2In connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement will remain in effect until May 1, 2022 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

3Amount is less than .01%.

4In connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”. The agreement will remain in effect until May 1, 2022 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

5The advisor has agreed to waive 0.07 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

6The advisor has agreed to waive 0.21 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

7The advisor has agreed to waive 0.17 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

8The advisor has agreed to waive 0.21 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

9The advisor has agreed to waive 0.25 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

10The investment adviser is currently waiving a portion of its management fee equal to .23% of the fund’s net assets. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board.

11The investment adviser is currently waiving a portion of its management fee equal to .10% of the fund’s net assets. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board.

12The investment adviser is currently waiving a portion of its management fee equal to .19% of the fund’s net assets. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board.

13The investment adviser is currently waiving a portion of its management fee equal to .18% of the fund’s net assets. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the fund’s board.

14As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30,2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. As described in the “Management of

11

the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.80% (for Class III Shares) of average daily net assets through June 30, 2023. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.01% (for Class III Shares) of average daily net assets through June 30, 2023. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

15The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses.

16As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30,2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Class III Shares) of average daily net assets through June 30, 2023. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class III Shares) of average daily net assets through June 30,2023. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

17As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.30% (for Class I Shares) of average daily net assets through June 30, 2023. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. or by a vote of a majority of the outstanding voting securities of the Fund.

18Other Expenses of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. were less than 0.01% for the Fund’s most recent fiscal year.

19As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30,2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.50% (for Class III Shares) of average daily net assets through June 30, 2023. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class III Shares) of average daily net assets through June 30, 2023. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

20The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors (“BFA”) or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates through June 30, 2023. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.44% (for Class III Shares) of average daily net assets through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

21Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

22Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.

23Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

24The investment manager has contractually agreed to waive or assume certain expenses of the fund so that common expenses (excluding Rule 12b-1 fees and certain non-routine expenses but including acquired fund fees and expenses) do not exceed 0.57% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

25The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in Franklin Templeton affiliated funds (acquired fund) for at least one year following the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

26The Investment Adviser has agreed to (i) waive a portion of the management fee equal to 0.09% of the annual contractual rate applicable to the Fund’s average daily net assets between $0 and $400 million, and equal to 0.10% of the annual contractual rate applicable to the Fund’s average daily net assets exceeding $400 million, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Each arrangement will remain in effect through at least April 30,2022, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

27The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

28The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.67% of the Fund’s average daily net assets and; (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2022, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

12

29The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2022, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. In addition, Goldman Sachs & Co. LLC (“Goldman Sachs”) has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to Service Shares through at least April 30, 2022, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the management fee and distribution and service fee waivers currently in effect.

30The Investment Adviser has agreed to (i) waive a portion of its management fee in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.034% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2022, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund’s “Total Annual Fund Operating Expenses After Expense Limitation” have been restated to reflect the expense limitation currently in effect.

31The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.054% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2022, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

32The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.094% of the Fund’s average daily net assets through at least April 30, 2022, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

33Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

34Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the Board of Trustees.

35Invesco Advisers, Inc. (“Invesco” or the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its terms, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

36Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and will differ from the ratios of expenses to average net assets that are included in the Fund’s annual report for the fiscal year ended December 31, 2020.

37Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.79% of average daily net assets for Class I shares. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

38Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.67% of average daily net assets for Class I shares. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

39Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.73% of average daily net assets for Class I shares. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

40Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) and Touchstone Variable Series Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees

13

and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.76% of average daily net assets. This contractual expense limitation is effective through April 29, 2022, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that the Advisor is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Fund. The Fund will make repayments to the Advisor only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense cap in place when such amounts were waived or reimbursed and (2) the Fund’s current expense limitation.

41T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2022) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.75% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

42T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2022) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.74% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

43T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2022) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.94% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

44Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends, and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.55% for Class S shares of the Fund’s average daily net assets per year until May 1, 2022. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

For information concerning compensation paid in connection with the sale of the Contracts, see “Distribution of the Contracts.”

14

Examples

The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example includes the Annual Contract Fee, but excludes premium taxes.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and that the maximum fees and expenses of any of the Funds apply as of December 31, 2020. The annual contract fee is contemplated in the examples below. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
994.59	1,401.39	1,832.48	3,222.93

(2) If you annuitize your Contract at the end of the applicable time period or if you do not surrender your Contract:

1 Year [1]	3 Years	5 Years	10 Years
294.59	901.39	1,532.48	3,222.93

1. The Contract may not be annuitized in the first two years from the Date of Issue.

15

NATIONAL LIFE, THE VARIABLE ACCOUNT, AND THE FUNDS

National Life

National Life is a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. National Life is authorized to transact life insurance and annuity business in Vermont and in 50 other jurisdictions. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract’s benefits. The principal address of National Life Insurance Company is One National Life Drive Montpelier VT.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our General Account. To meet our claims-paying obligations, we monitor reserves so that we hold sufficient amounts to cover actual or expected claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. Like many businesses, insurance companies are facing challenges due to COVID-19 and its impact on economic conditions and the financial markets. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Vermont Department of Financial Regulation—as well as the financial statements of the Variable Account (on a consolidated basis)—are located in the Statement of Additional Information. For a free copy of the SAI, call or write us at our Home Office. In addition, the SAI is available on the SEC’s website at http://www.sec.gov.

The Variable Account

National Life established the Variable Account on November 1, 1996, under Vermont law.

National Life has caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the SEC.

The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

Net Premium Payments are allocated to the Variable Account among one or more Subaccounts that invest in shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each Fund option.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (the “CEA”) with respect to the Variable Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Variable Account.

The Funds

You may choose from among a number of different Subaccount options. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

The Variable Account purchases and redeems shares of the Funds at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the Funds in shares of the distributing Funds at their net asset value on the date of distribution. In other words, the Variable Account does not pay Fund dividends or Fund distributions out to you as additional units, but instead reflects them in unit values.

Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this prospectus. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Funds. There is no assurance that the BlackRock Government Money Market V.I. Fund (the “BlackRock Money Market Portfolio”) will be able to maintain a stable net asset value per share. You should know that during extended periods of low interest rates, and partly as a result of contract charges, the yields of the BlackRock Money Market Portfolio in which a Subaccount invests (the “Money Market Subaccount”) may also become extremely low and possibly negative.

Not all Funds may be available in all states or in all markets.

16

The following table provides certain information on each Fund, including its fund type, and its investment adviser (and subadviser, if applicable). There is no assurance that any of the Funds will achieve their investment objective(s). Certain Funds may employ hedging strategies to provide for downside protection during a sharp decline in the equity markets. The cost of those hedging strategies could limit the upside participation by such Funds in rising equity markets relative to other Funds. Please consult your registered representative. You can find detailed information about the Funds, including a description of risks and expenses, in the prospectuses for the Funds. The Funds prospectuses can be found at  https://nationallife.onlineprospectus.net/NationalLife/FundDocuments/index.html?t=637544403891324713, You should read these prospectuses carefully before investing and keep them for future reference.

Fund	Type of Fund	Investment Adviser	Subadviser
AllianceBernstein VPS Fund, Inc.
VPS Balanced Wealth Strategy Portfolio-Class B	Growth & Income	AllianceBernstein L.P.	None
VPS Dynamic Asset Allocation Portfolio-Class B	Growth & Income	AllianceBernstein L.P.	None
VPS International Value Portfolio-Class B	International Equity	AllianceBernstein L.P.	None
VPS Small/Mid Cap Value Portfolio-Class B	Small Mid Value Equity	AllianceBernstein L.P.	None
American Century VP
VP Capital Appreciation- Class 2	Growth	American Century Investment Management, Inc.	None
VP Growth Class 2	Growth	American Century Investment Management, Inc.	None
VP Large Company Value Class 2	Growth & Income	American Century Investment Management, Inc.	None
VP Ultra Class 2	Growth	American Century Investment Management, Inc.	None
VP Value Class 2	Growth & Income	American Century Investment Management, Inc.	None
American Funds
AFIS Asset Allocation-Class 4	Growth & Income	Capital Research and Management Company	None
AFIS Capital World Bond -Class 4	International Income	Capital Research and Management Company	None
AFIS Growth and Income -Class 4	Growth & Income	Capital Research and Management Company	None
AFIS Capital World Growth-Income-Class 4	International Growth & Income	Capital Research and Management Company	None
AFIS Global Small Capitalization-Class 4	International Equity	Capital Research and Management Company	None
AFIS High Income Trust-Class 4	High Income	Capital Research and Management Company	None
AFIS New World-Class 4	International Equity	Capital Research and Management Company	None
Blackrock
Advantage SMID Cap V.I. Fund- Class III	Growth & Income	BlackRock Advisors, LLC	None
Equity Dividend V.I. Fund- Class III	International Equity	BlackRock Advisors, LLC	None
Government Money Market V.I. Fund- Class I	Capital Preservation	BlackRock Advisors, LLC	None
Global Allocation V.I. Fund- Class III	International Growth & Income	BlackRock Advisors, LLC	None
60/40 Target Allocation V.I. Fund- Class III	Growth & Income	BlackRock Advisors, LLC	None
Fidelity® VIP
VIP Contrafund-Class 2	Large Growth Equity	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Disciplined Small Cap-Class 2	Aggressive Growth	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR

17

VIP Dynamic Capital Appreciation-Class 2	Growth	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Freedom Income-Class 2	Growth & Income	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Growth Opportunities-Class 2	Growth	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Index 500-Class 2	Index Equity	Fidelity Management & Research Company (FMR)	Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC)
VIP Mid Cap-Class 2	Mid Cap Blend	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
VIP Real Estate Portfolio-Class 2	Growth & Income	Fidelity Management & Research Company (FMR)	FMR Co., Inc. (FMRC) and other affiliates of FMR
Franklin Templeton
Franklin Allocation VIP Fund- Class 4	Growth & Income	Franklin Advisory Inc	Templeton Global Advisers Limited and other affiliates
Franklin Mutual Global Discovery VIP Fund- Class 4	Value Equity	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Limited
Franklin Rising Dividends VIP Fund- Class 4	Growth & Income	Franklin Advisors, Inc.	None
Franklin Small-Mid Cap Growth VIP Fund- Class 4	Small-Mid Cap Growth		None
Templeton Developing Markets VIP Fund- Class 4	International Equity	Templeton Asset Management, Ltd.	Franklin Templeton Investment Management Limited
Templeton Global Bond VIP Fund- Class 4	International Equity	Franklin Advisors, Inc.	None
Goldman Sachs
VIT Equity Index Fund Service Class	Growth	Goldman Sachs Asset Management, L.P.	SSGA Funds Management Ltd.
VIT Global Trends Allocation Service Class	International Growth & Income	Goldman Sachs Asset Management, L.P.	None
VIT Growth Opportunities Fund Service Class	Aggressive Growth	Goldman Sachs Asset Management, L.P.	None
VIT High Quality Floating Rate Fund Service Class	Income	Goldman Sachs Asset Management, L.P.	None
VIT Mid Cap Value Fund Service Class	Growth	Goldman Sachs Asset Management, L.P.	None
VIT Small Cap Equity Insights Fund Service Class	Aggressive Growth	Goldman Sachs Asset Management, L.P.	None
Invesco V.I.
V.I Diversified Dividend Fund Series II	Growth & Income	Invesco Advisers Inc.	None
V.I Equity and Income Fund Series II	Growth & Income	Invesco Advisers Inc.	None
V.I. Government Securities Fund Series II	Income	Invesco Advisers Inc.	None
V.I Global Real Estate Fund Series II	International Growth & Income	Invesco Advisers Inc.	None
V.I High Yield Fund Series II	High Income	Invesco Advisers Inc.	None
V.I International Growth Fund Series II	International Equity	Invesco Advisers Inc.	None
V.I Mid Cap Fund Series II	Mid Cap Equity	Invesco Advisers Inc.	None
Touchstone Variable Strategic Trust
TVST Balanced Fund	Hybrid Equity and Debt	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.

18

TVST Bond Fund	Investment- Grade Bond	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
TVST Common Stock Fund	Large Blend Equity	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
TVST Small Company	Small Growth Equity	Touchstone Advisors, Inc.	Fort Washington Investment Advisors, Inc.
T. Rowe Price
Blue Chip Growth Portfolio-II	Large Growth	T. Rowe Price Associates, Inc.	None
Equity Income Portfolio-II	Large Value	T. Rowe Price Associates, Inc.	None
Health Sciences Portfolio-II	Sector Equity	T. Rowe Price Associates, Inc.	None
Mid-Cap Growth II	Mid-Cap	T. Rowe Price Associates, Inc.	None
VanEck VIP Trust
VIP Emerging Markets Fund Class S	Foreign Equity	Van Eck Associates Corporation	None
VIP Global Resources Fund Class S	Global Sector Equity	Van Eck Associates Corporation	None

Payments We Receive

Contractual Arrangements. National Life has entered into or may enter into agreements with Funds pursuant to which a Fund’s adviser or an affiliate pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts in exchange for providing administration and other services to Owners on behalf of the Funds, which may include answering Owner’s questions about the Funds, providing prospectuses, shareholder reports and other Fund documents, providing Funds and their boards information about the Contracts and their operations and/or collecting voting instructions for Fund shareholder proposals. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that National Life issues. These percentages may differ and we may be paid a greater percentage by some investment advisers or affiliates than others. The amount of this compensation with respect to the Contracts during 2020 ranged from $0.00 to $3,764.64 per adviser/affiliate, and the percentages of assets on which the fees are based ranged from 0.05% to 0.35% (this includes payments received in 2020 for services rendered in 2019). The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us to provide these services. The payments we receive as compensation for providing these services may be used by us for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering a Fund. National Life may profit from these payments. For more information on the compensation we receive, see “Contractual Arrangement between National Life and the Funds’ Investment Advisors or Distributors” in the Statement of Additional Information.

Our affiliate, Equity Services, Inc. (“ESI”), the principal underwriter for the Contracts, receives the service and distribution fees (also called 12b-1 fees) that are deducted from certain Fund assets pursuant to that Fund’s 12b-1 plan. A Fund’s 12b-1 plan is described in more detail in each Fund’s prospectus. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in Fund shares.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor we consider during the selection process is whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described above and in the Statement of Additional Information under “Contractual Arrangements Between National Life And The Funds’ Investment Advisers Or Distributors.”  We review the Funds periodically and may remove a Fund or limit its availability to new Premium Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management and other fees that the Funds pay to their respective investment advisers, and in some cases, subadvisers and other service providers (see the Funds’ prospectuses for more information). As described above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and

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variable annuity Payees, including withdrawal of the Variable Account from participation in the underlying Fund(s) involved in the conflict.

Change of Address Notification

To protect you from fraud and theft, National Life may verify any changes in address you request by sending a confirmation of the change to both your old and new address. National Life may also call you to verify the change of address.

Unclaimed or Abandoned Property

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or if the Beneficiary does not come forward to claim the death benefit in a timely manner, then the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the contract Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-732-8939 to make such changes.

DETAILED DESCRIPTION OF CONTRACT PROVISIONS

We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

Issuance of a Contract

The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of ESI, the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA and a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

You should not purchase this Contract if you plan to use it for speculation, arbitrage, viatication, or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not using this Contract for speculation, arbitrage, viatication, or any other type of collective investment trust.

Tax Free “Section 1035” Exchanges. You can generally exchange one variable annuity contract for another in a “tax-free exchange” under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges might be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interests. You should be aware that your insurance agent will generally earn a commission if you buy this Contract through an exchange or otherwise.

Important Information About Procedures for Purchasing a Contract. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who purchases a Contract or opens an account.

What this means for you: When you purchase a Contract, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

Premium Payments

The Initial Premium Payment. The initial Premium Payment must be at least $5,000 for Non-Qualified Contracts, and must be at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts must be at least $3,000.

Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the State of Massachusetts by Owners who were less than 60 at the time of purchase, we will not accept Premium Payments after the Owner attains the age of 63. For Contracts purchased in the State of

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Massachusetts by Owners who were 60 or older at the time of purchase, we will not accept Premium Payments after the third Contract Anniversary.

The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

Transactions will not be processed on the following days: New Year’s Day, Presidents’ Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas Day. Please remember that we must receive a transaction request in good order at our Home Office before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, to process the transaction on that Valuation Day.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below); all such allocation instructions must be provided in good order. If you change the Contract’s premium allocation percentages, Subaccount Rebalancing will automatically be discontinued unless you specifically direct otherwise. To allocate premiums other than to the existing allocation, the owner must submit a written request with clear direction separate from the check.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We do not begin processing your purchase order until we receive the application and initial premium payment at our Home Office, identified on the first page of this prospectus, from your agent’s broker-dealer. If the application and all information necessary for processing the order are complete, we allocate the initial Net Premium Payment within two business days after receipt in good order at our Home Office..

If the application is not properly completed, we will notify you or your agent within two business days. We will retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may, at any time after the Premium Payment, direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offer a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We pay this credit after the free look right with respect to the Contract has expired.

Transfers

You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request (electronic or otherwise). If you elect the telephone transaction privilege, you may make transfers by telephone. See “Telephone Transaction Privilege,” below. Transfers are made as of the Valuation Day that the request for transfer is received, in good order, at our Home Office. Please remember that a Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m. Eastern Time. Transfers to or from the Subaccounts may be postponed under certain circumstances. See “Payments,” below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below.

We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year. For Contracts issued in Massachusetts only, we will enforce the above restrictions on your ability to move Contract Value into the Fixed Account and the Guaranteed Accounts only when the yield on investment would not support the statutory minimum interest rate. In addition, we will enforce these restrictions only in a manner that would not be unfairly discriminatory.

You may, one time each year between January 1st and February 15th, transfer a portion of the unloaned value in the Fixed Account to the Variable Account. We reserve the right to restrict this transfer to 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or a Guaranteed Account for at least one year before it may be transferred back to the Fixed Account. Because of the Fixed Account’s transfer restrictions, it may take you several years to transfer all of your Accumulated Value in the Fixed Account to a Guaranteed Account or to the Subaccounts of the Variable Account. You should carefully consider whether the Fixed Account and a Guaranteed Account meet your investment criteria.

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Where approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.

We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

We have no current intention to impose a transfer charge. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of 12 transfers in any one Contract Year. We may do this if the expense of administering transfers becomes burdensome. See “Transfer Charge,” below.

Disruptive Trading

Policy. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make similar programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the Subaccounts or between the Subaccounts and the Fixed Account or a Guaranteed Account can cause risks with adverse effects for other Owners (and Beneficiaries and Funds). These risks include:

•	the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund’s investments;

•

an adverse effect on Fund management, such as impeding a Fund manager’s ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and

•	increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the “Procedures”) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the Subaccounts of variable products issued by these companies or retirement plans.

Deterrence. Once an Owner has been identified as a “market timer” under the Procedures, we notify the Owner that we will not accept instructions for such market timing or other similar programmed, large, frequent or short-term transfers in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make transfers when we believe the Owner is not “market timing.”

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted or required by applicable law, to (1) implement and administer redemption fees imposed by one or more Funds in the future, (2) deduct redemption fees imposed by the Funds, and (3) suspend the transfer privilege at any time we are unable to purchase or redeem shares of the Funds. We may be required to share personal information about you with the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the Subaccounts, we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Owners should be aware that we are required to provide to a Fund or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by a Fund as violating the frequent trading policies established for that Fund. If we do not process a purchase because of such restriction or prohibition, we may return the premium to the Owner, place the premium in the Money Market Subaccount until we receive further

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instruction from the Owner and/or replace the restricted or prohibited Subaccount with the Money Market Subaccount in the Owner’s default allocation until we receive further instructions from the Owner.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

As a result of our discretion to permit Owners previously identified as “market timers” to make transfers that we do not believe involve “market timing,” and as a result of operational and technological limitations, differing fund procedures, and the omnibus nature of purchase and redemption orders, some Owners may still be able to engage in market timing, while other Owners bear any adverse effects of that market timing activity. To the extent we are unable to detect and deter market timing or other similar programmed, large, frequent, or short-term transfers, the performance of the Subaccount and the Fund could be adversely affected, including by (1) requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund’s manager might otherwise choose to maintain or to liquidate Fund holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses and (2) diluting returns to long-term shareholders.

Value of a Variable Account Accumulation Unit

We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccount commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

The Net Investment Factor measures the daily investment performance of that Subaccount.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (e.g., the BlackRock Money Market Portfolio).

Determining the Contract Value.

The Contract Value is the sum of:

1) the value of all Variable Account Accumulation Units, plus

2) amounts allocated and credited to the Fixed Account, plus

3) amounts allocated and credited to a Guaranteed Account, minus

4) any outstanding loans on the Contract and accrued interest on such loans.

When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest Premium Payment allocation date will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to CDSCs, the Annual Contract Fee, and premium taxes, if applicable.

Annuitization

Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You may indicate the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity

Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant’s 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments. You may also settle the contract under a Payment Option prior to the scheduled maturity date. You may contact

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either your registered representative or the Home Office for requirements to settle the Contract. Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

If you request in writing (see “Ownership Provisions,” below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract’s Maturity Date to any date before the 30-day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract’s Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See “The Guaranteed Accounts,” below.

Election of Payment Options. You may, with prior written notice (in good order) and at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

Frequency and Amount of Annuity Payments. The amount of your annuity payment depends in part on the frequency and duration of annuity payments. If you would like the amount of your annuity payments to be as large as possible, you should select an option that pays less frequently and for a shorter duration. On the other hand, if it is important for you to receive annuity payments as often and for as long a time period as possible, you should select an annuity payment option that pays more frequently and for a longer period of time. Please note that, in general, the more frequent or the longer the duration is for annuity payments, the smaller the amount that each annuity payment will be. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

Annuitization - Variable Account

We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The following steps are taken to establish the number of Annuity Units representing each monthly annuity payment:

•	The dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;
•	The number of Annuity Units remains fixed during the annuity payment period;
•	The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and
•	The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

Once payments have begun, future payments will not reflect any changes in mortality experience.

Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see “Net Investment Factor,” above).

Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

Annuitization - Fixed Account

A Fixed Annuity is an annuity with payments that are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

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We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

Annuity Payment Options

Any of the following Annuity Payment Options may be elected:

Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

Option 2-Payments for Life. An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the Payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

Option 3-Payments for Life with Period Certain-Guaranteed. For an annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

Qualified Contracts (except Roth IRAs before the Owner’s death) are subject to the minimum distribution requirements set forth in the Code. If your Contract is a Qualified Contract, not all of the Annuity Payment Options will satisfy required minimum distribution rules, particularly as those rules apply to your Beneficiary after your death. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. If your Contract is a Qualified Contract, not all of the Annuity Payment Options will satisfy required minimum distribution rules, particularly as those rules apply to your Beneficiary after your death. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules.

Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. Upon surrender in this situation, the Owner will receive the remaining value of the Contract, which is the value of the Contract used to determine the most recent payment amount, adjusted for investment performance through the date of surrender. Surrender is subject to any applicable CDSC at the time of the surrender.

Stretch Annuity Payment Option

We offer the Stretch Annuity Payment Option to Contracts that have paid net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per Beneficiary participating in the payment option.

Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial Payee and a Beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). For a Non-Qualified Contract, the beneficiary may be a much younger person than the initial Payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option. The Stretch Annuity Payment Option may not satisfy Qualified Contract required minimum distribution rules for all Beneficiaries. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Also see Federal Income Tax Considerations - Other Tax Issues.

Death of Owner

If you or a Joint Owner dies prior to the Annuitization Date, then we will pay a Death Benefit to the Beneficiary.

The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

(a)	the Contract Value, or

(b)

the net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and

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(c)	in each case minus any applicable premium tax charge to be assessed upon distribution.

Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

If your state approved the adjustment referred to in (b) above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

Unless the Beneficiary is the deceased or the Owner’s (or Joint Owner’s) spouse (as defined under Federal law), the Death Benefit must be distributed within five years of such Owner’s death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner’s death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.

Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules.

Death of Annuitant Prior to the Annuitization Date

If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant’s death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive, in good order, at our Home Office in writing:

•	due proof of the Annuitant’s or an Owner’s (or Joint Owner’s) death;

•	an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

•	any form required by state insurance laws.

If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

If you or your Beneficiary elect to receive proceeds in a lump sum payment, unless the Beneficiary requests a National Life check, we will place the proceeds into an interest bearing special account maintained by a financial institution and retained by us in our General Account. In that case, we will send you or your Beneficiary a “draftbook”; you or your Beneficiary can access funds from the special account by writing a “draft” for all or a portion of the Death Benefit proceeds. We fund the “draft” writing privileges. The interest bearing special account is not a bank account and is subject to the claims of our creditors. The interest bearing special account is not insured nor guaranteed by the FDIC or any other government agency. We will send the payee the “draftbook” within seven days of when we placed the proceeds into the special account, and the payee will receive any interest on the proceeds placed in the special account. There is no guaranteed rate of interest credited to the proceeds placed in the special account. However, any interest credited to the special interest bearing account will be currently taxable to you or your Beneficiary in the year in which it is credited. We may make a profit on all amounts left in the interest bearing special account.

Generation-Skipping Transfers

We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

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A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Owner.

Ownership Provisions

Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see “Federal Income Tax Considerations,” below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be in good order—(1) made by proper written application, (2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the “Surrender and Withdrawal” provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time the request for change was received (in good order) and recorded.

The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

CHARGES AND DEDUCTIONS

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs, the Annual Contract Fee and Premium Tax deductions. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.

We deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

•	processing applications for and issuing the Contracts;

•	processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);

•	maintaining records;

•	administering annuity payouts;

•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

•	reconciling and depositing cash receipts;

•	providing Contract confirmations;

•	providing toll-free inquiry services; and

•	furnishing telephone transaction privileges.

The risks we assume include:

•

the risk that the actual life-span of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);

•	the risk that Death Benefits will exceed the actual Contract Value;

•	the risk that more Owners than expected will qualify for and exercise waivers of the CDSC; and

•	the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

Deductions from the Variable Account

We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

Contingent Deferred Sales Charge

We may pay a commission up to 6.5% of Premium Payments for the sale of a Contract; however, we make no deduction for this commission (or other front-end sales charge) from the Premium Payments for these Contracts. However, if a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a CDSC.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest net Premium Payment made to the Contract, then the next oldest net Premium Payment and so forth, and last from earnings on net Premium

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Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to net Premium Payments within the time periods set forth.

The CDSC applies to net Premium Payments as follows:

Number of Completed Years from Date of net Premium Payment	Contingent Deferred Sales Charge Percentage

0	7%
1	6%
2	5%
3	4%
4	3%
5	0%

In any Contract Year after the first Contract Year, you may make Withdrawals, without a CDSC, of an aggregate amount equal to 15% of the Contract Value (except for in New Jersey and the State of Washington where the free amount is 10%). This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

In the first Contract Year, a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see “Available Automated Fund Management Features-Systematic Withdrawals,” below), or by making a Withdrawal that is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. You may be subject to a tax penalty if you take Withdrawals prior to age 59½ (see “Federal Income Tax Considerations,” below). In New Jersey and the State of Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

In addition, no CDSC will be deducted:

•	upon the Annuitization of Contracts,

•	upon payment of a death benefit pursuant to the death of the Owner, or

•	from any values which have been held under a Contract for at least 60 months.

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.

When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where

(a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

(b) is the difference between the Contract Value as of the last Contract Anniversary and the net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

Annual Contract Fee

For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Transfer Charge

Currently, unlimited free transfers are permitted among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under

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“Transfers” (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. We would not anticipate making a profit on any future transfer charge.

If we impose a transfer charge, we will deduct it from the amount transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Subaccount Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is made. These transfers will not count against the 12 free transfers in any Contract Year.

Premium Taxes

If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

Other Charges

The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in “Underlying Fund Annual Expenses” above.

More detailed information is contained in the Funds’ prospectuses, which are available at no charge by contacting us at the number and address listed on the first page of this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as our insurance agents. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See “Distribution of Contracts” below).

A market value adjustment may apply to certain surrenders, withdrawals, transfers, and annuitization from a Guaranteed Account. See “The Guaranteed Accounts — Market Value Adjustment.”

CONTRACT RIGHTS AND PRIVILEGES

Free Look

You may revoke the Contract at any time between the Date of Issue and the date 10 days after receipt of the Contract and receive a refund of the Contract Value plus any charges assessed at issue, including the Annual Contract Fee, and any premium tax, unless otherwise required by state and/or federal law. Some states may require a longer free look period. Where the Contract Value is refunded, you will have borne the investment risk and been entitled to the benefit of the investment performance of the chosen Subaccounts during the time the Contract was in force.

In the case of IRAs and states that require the return of Premium Payments, you may revoke the Contract during the free look period and we will refund Premium Payments.

In order to revoke the Contract, it must be mailed or delivered to our Home Office. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office.

The liability of the Variable Account under this provision is limited to the Contract Value in each Subaccount on the date of revocation. Any additional amounts refunded to you will be paid by us.

Loan Privilege - Tax Sheltered Annuities

Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.

If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available anytime prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1,500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see “The Guaranteed Accounts,” below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities under your 403(b) Plan, including this Contract, exceed the lesser of:

(a)	50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities held under your 403(b) Plan (or $10,000 if greater); or

(b)	$50,000.

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The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

All loans will be made from the Collateral Fixed Account. When a loan is taken, an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than the minimum annual rate guaranteed for your Contract’s Fixed Account. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of net Premium Payments then in effect.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

•

the Moody’s Corporate Bond Yield Average — Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

•	4%.

The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined, and will never be higher than 15%. Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a “billing window” defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of net Premium Payments then in effect.

Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract that would otherwise qualify as a transfer as permitted in the Code.

Loans may also be subject to additional limitations or restrictions under the terms of the employer’s plan. Loans permitted under this Contract may be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), a loan will be treated as a “prohibited transaction” subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.

If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan

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processing fee. IRAs, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans.

Surrender and Withdrawal

At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. “Proper written application” means that you must request the surrender in writing. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see “Contingent Deferred Sales Charge,” above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see “Premium Taxes”, above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is a minimum distribution as required by certain Qualified Contract rules or where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner’s investment advisor. At least $3,500 in Cash Surrender Value must remain after any Withdrawal. In some states, where approved by the state, at least $3,500 in Contract Value must remain after any Withdrawal. If a withdrawal causes your Contract Value to fall below the $3500 minimum, we may redeem your remaining contact value. Before we redeem your remaining Contract Value, we will provide you notice and give you the opportunity to increase your Contract Value to the $3500 minimum. Withdrawals made for the purpose of taking a required minimum distribution in a retirement account are not subject to the $3,500 restriction.

Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and the State of Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See “Contingent Deferred Sales Charge”, above. However, in the first Contract Year, a CDSC-free Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see “Available Automated Fund Management Features-Systematic Withdrawals” below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Withdrawals will be deemed to be taken from net Premium Payments in chronological order, with the oldest net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see “The Guaranteed Accounts - Market Value Adjustment”, below).

Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount that is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). We will process Withdrawals on the Valuation Day we receive your request in good order. If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.

A Surrender or a Withdrawal may have tax consequences. See “Federal Income Tax Considerations,” below.

Payments

We will pay any funds surrendered or withdrawn from the Variable Account within seven days of receipt of such request in good order at our Home Office. Good order means the actual receipt by us of instructions relating to a transaction, along with all the information and supporting legal documentation we require to effect the transaction. To be in “good order,” instructions must be sufficiently clear so

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that we do not need to exercise any discretion to follow such instructions. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

•	when the New York Stock Exchange (“Exchange”) is closed;

•	when trading on the Exchange is restricted;

•

when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets; or

•	during any other period when the SEC, by order, so permits for the protection of security holders.

The rules and regulations of the SEC shall govern as to whether certain of the conditions prescribed above exist.

In addition, if, pursuant to SEC rules, the BlackRock Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial surrender, surrender, loan, or death benefit from the BlackRock Money Market Subaccount until the Fund is liquidated.

In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators. In addition, we may be required to block an Owner’s account and thereby refuse to honor any request for transfers, Withdrawals, surrenders, loans or Death Benefits, until instructions are received from the appropriate regulator.

Potential Delay of Disbursements

Rules adopted by the Financial Industry Regulatory Authority Inc. (“FINRA”) allow broker/dealers to place a hold on the disbursement of customer funds when they suspect senior financial exploitation. Please contact your registered representative for more information.

Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract

Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

(a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m) (7)); or

2. in the case of hardship (as defined for purposes of Code Section 401-(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

(b) Amounts transferred to a Tax-Sheltered Annuity from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

(c) For Tax-Sheltered Annuities issued on or after January 1, 2009, amounts attributable to employer contributions are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with new tax regulations.

(d) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989 and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

(e) We do not allow a Distribution other than as described above, except in the exercise of a contractual ten-day free look provision (when available). Any Distribution taken by the Owner other than as described above, including a Distribution as a result of the ten-day free look provision, may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax-Sheltered Annuity. National Life is not responsible for any taxes, penalties or other adverse consequences resulting from an Owner taking a Distribution.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life’s understanding of the withdrawal restrictions which are currently applicable under Section 403(b)-(11). Such restrictions are subject to legislative change and/or reinterpretation from time to time.

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Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts. If your Contract is a Tax-Sheltered Annuity, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that Premium Payments, as well as surrenders, withdrawals, loans or transfers you request, comply with applicable tax requirements and to decline premiums or requests that are not in compliance. We will not process Premium Payments, surrenders, withdrawals, loans or transfers until all information required under the tax law has been received. By directing Premium Payments to the Contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the Contract, transactions under the Contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Telephone Transaction Privilege

If you elect the telephone transaction privilege, you may make changes in net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or Fund rebalancing, in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, and modify systematic withdrawals by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

•	requiring some form of personal identification prior to acting on instructions received by telephone,

•	providing written confirmation of the transaction, and

•	making a tape recording of the instructions given by telephone.

You should protect any form of personal identification used to access your account, as we may not be able to verify that the person providing instructions using such personal information is you or someone authorized by you.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

Facsimile Transaction Privilege

You may provide instructions by facsimile for all transactions, except for a death claim, by providing instructions to us at our Home Office at a designated fax number. Contact your agent for more information. We may suspend facsimile transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

Facsimile transactions may not always be available. Communication systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request by mail.

Electronic Mail Transaction Privilege

You may provide transfer instructions by email to our Home Office. Additionally, a National Life agent may provide transfer instructions by e-mail to us at our Home Office on your behalf, if you have provided the agent the appropriate authority. Contact your agent for more information. We may suspend e-mail transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

E-mail transactions may not always be available. Electronic systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of the request. If your agent experiences problems, you should make your request by mail.

Cyber Security and Business Continuity Risk

Our variable insurance product business relies heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and similar incidents or events. These risks include, among other things, the theft, loss misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service on our website and other operational disruption, unauthorized release of confidential Owner information, and unintentional events and occurrences. Such systems failures and cyber-attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties), litigation, financial losses and other costs, and/or

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cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Funds or our service providers will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks or information security breaches or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the Contract could be impaired.

Available Automated Transaction Features

We currently offer the following free automated transaction features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Subaccount Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

Dollar Cost Averaging. This feature permits you to automatically transfer Variable Account Contract Value from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us (in good order).

If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the Variable Account Contract Value. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

This feature allows you to move Variable Account Contract Value into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low price levels as well as higher price levels.

Subaccount Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing. You may elect it at issue by marking the appropriate box on the initial application or after issue by completing a change request form and sending it to us (in good order).

In Contracts utilizing Subaccount Rebalancing from the Date of Issue, an automatic transfer takes place that causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or 12 months after the Date of Issue and continues on each Monthly Contract Date three, six or 12 months thereafter. Contracts electing Subaccount Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or 12 months thereafter. You may discontinue Subaccount Rebalancing at any time by submitting an appropriate change request form.

If you change the Contract’s premium allocation percentages, Subaccount Rebalancing will automatically be discontinued unless you specifically direct otherwise. Subaccount Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts that have had relatively unfavorable investment performance. Subaccount Rebalancing does not guarantee a profit or protect against a loss.

Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the Systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed Account is

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insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59½. If you direct, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A Systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Cash Surrender Value to be $3,500 or less. If this happens, then the systematic Withdrawal transaction causing the Cash Surrender Value to fall below $3,500 will not be processed. You may discontinue Systematic Withdrawals at any time by notifying us in writing.

A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth above in “Contingent Deferred Sales Charge.” If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see “Contingent Deferred Sales Charge,” above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC.

Limited Systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These Systematic Withdrawals are limited to monthly Systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These Systematic Withdrawals will not be subject to a CDSC. The other rules for Systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Systematic withdrawals may not be elected if there is a policy loan.

Contract Rights Under Certain Plans

Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan and benefits available to participants under the plan, are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

THE FIXED ACCOUNT

Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 (“Securities Act”), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

Minimum Guaranteed and Current Interest Rates

The Contract Value held in the Fixed Account that is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state’s law. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee but we are not obligated to do so. We have no specific formula for determining current interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for 12 months. In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the

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end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

Amounts deducted from the unloaned portion of the Fixed Account for the charge for the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.

For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

Enhanced Fixed Account

We may make available to the Contracts a special Fixed Account Option, called the “Enhanced Fixed Account.” The Enhanced Fixed Account allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate than otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account that declines over time as funds are moved into the Variable Account.

The Enhanced Fixed Account will be available to new and existing Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account, and post this information on our web site at www.nationallifegroup.com.

If more than one Enhanced Fixed Account is offered, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

The Enhanced Fixed Account will be part of the Fixed Account described above.

Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner’s then-current premium allocation.

Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

This program is not available simultaneously with Dollar Cost Averaging or Subaccount Rebalancing, but is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

We may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5.0% per annum. The Enhanced Fixed Account will not be available in the State of Washington.

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THE GUARANTEED ACCOUNTS

Owners may also allocate net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in a Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for five-, seven- and ten-year periods.

Like the Fixed Account described above, net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life’s general account, which supports its insurance and annuity obligations.

Investments in the Guaranteed Accounts

You may invest in a Guaranteed Account by allocating net Premium Payments to a Guaranteed Account of the desired five-, seven- and ten-year period, either on the application or by a later change in net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired five-, seven- and ten-year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under “Transfers” above for transfers from the Fixed Account to the Variable Account.

All Premium Payments into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a Premium Payment to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract’s Maturity Date.

Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this prospectus as a “market value adjustment” will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.

We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

Termination of a Guaranteed Account

The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to a Guaranteed Account. For example, if Contract Value is transferred to a 7-year Guaranteed Account on May 2, 2016, the termination date for this Guaranteed Account is May 2, 2023, or the next following Valuation Day if May 2, 2023 is not a Valuation Day.

We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for a Guaranteed Account. During the 30-day period prior to the termination date (the “30-day window”), you may provide instructions to reinvest the Contract Value in a Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30-day window. In the event that you do not provide instructions during the 30-day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in a Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option.

Market Value Adjustment

Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30-day window as a “MVA Withdrawal”) from the Guaranteed Account prior to the 30-day window before its termination date.

We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30-day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

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A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account is higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial Premium Payment, less any Withdrawals, plus interest at the Contract’s minimum guaranteed interest rate. This minimum guaranteed interest rate may vary based on your state law and on prevailing interest rates, but will be set at the time of issue of the Contract and, once set, will not vary over the life of the Contract.

We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

(1) the absolute value of the Contract Value subject to the market value adjustment times:

((1+i)/ (1+j+c)) n/12 – 1

where

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial Premium Payment allocated for the Guaranteed Account duration.

n = the number of whole months until the termination date of the Guaranteed Account

j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.

c = a constant, .0025 in most jurisdictions.

or

(2) the amount initially deposited into the Guaranteed Account times:

((1+k) d/365 – (1 + g) d/365) – the sum of all [TransferT ((1+k) e/365 – (1 + g) e/365)]

where

k = the interest rate guaranteed for the guaranteed period.

d = (365 times the number of complete years since the initial Premium Payment allocated into the Guaranteed Account) plus the number of days since the last anniversary of such initial Premium Payment (or the initial Premium Payment allocation date if less than one year has elapsed since the initial Premium Payment) to the current date.

TransferT = a transfer from the Guaranteed Account on day T.

e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

g= your Contract’s guaranteed minimum interest rate.

If you have made more than one Premium Payment into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest Premium Payment dateallocated into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later Premium Payment dates allocated into such Guaranteed Account.

A market value adjustment will be applied to Contract Value transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:

• any MVA Withdrawal during the 30-day window;

• Death Benefit proceeds;

• your Contract on its Maturity Date; or

• any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

Examples

Example #1:

Original Premium Payment: $10,000

Original Premium Payment Date: May 2, 2016

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 4.25%.

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On May 2, 2020, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 2, 2016 for seven year periods was 2.48%. The j rate available for three year periods on May 2, 2020 is 0.34%. The contract’s minimum guaranteed interest rate is 1.50%. There are 36 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 2, 2018 is $10,868.06. (10,000 x 1.04252).

The first part of the market value adjustment formula gives:

$10,868.06 x(((1+0.0248)/ (1+0.0034+0.0025))36/12 – 1) = $624.19.

The second part of the market value adjustment formula gives:

$10,000 x  ((1 + 0.0425)1461/365 – (1 + 0.0150)1461/365) = $1,198.76

The amount of the market value adjustment is the lesser of the absolute value of the first part, $624.19, and of the second part, $1,198.76. Because the result of the first part is positive, the market value adjustment is an increase in Contract Value.

The amount of the transfer will be $10,868.06 + $624.19 = $11,492.25.

Example #2

Original Premium Payment: $10,000

Original Premium Payment Date: August 1, 2016

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.00%.

On May 1, 2018, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of August 1, for seven year periods was 0.97%. The j rate available for six year periods on May 1, 2018 is 0.92%. The contract’s minimum guaranteed interest rate is 1.50%. There are 75 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2018 is $10,223.55. (10,000 x 1.0300 273/365).

The first part of the market value adjustment formula gives:

$10,223.55 x (((1+0.0097)/ (1+0.0092+0.0025))75/12 – 1) = -$125.66

The second part of the market value adjustment formula gives:

$10,000 x ((1 + 0.0300)273/365 – (1 + 0.0150)273/365) = $111.56

The amount of the market value adjustment is the lesser of the absolute value of the first part, $125.66, and of the second part, $111.56. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

The amount of the transfer will be $10,223.55 - $111.56 = $10,111.98.

Note that the amount $10,111.98 is $10,000 accumulated for 273 days at 1.50%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.50%, the guaranteed interest rate of the contract. Had the market value adjustment been positive in this example, it still would have been restricted to $111.56.]

Other Matters Relevant to the Guaranteed Accounts

If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

If you own a section 403(b) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the Guaranteed Accounts.

The Guaranteed Accounts are not available in the states of Washington and Oregon.

Preserver Plus Program

Under this program, you may place a portion of a net Premium Payment into a seven-year or ten-year Guaranteed Account that will grow with guaranteed interest to 100% of that net Premium Payment. We will calculate the portion of the net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the net Premium Payment. The balance of the net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

Amounts allocated to a Guaranteed Account under this program will not equal the original net Premium Payment if any transfer or Withdrawal is made from a Guaranteed Account prior to the end of the guarantee period. Keep in mind that if you have a Qualified Contract, you will be required to take minimum required distributions.

OPTIONAL ACCELERATED BENEFIT RIDERS

If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

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The covered person is the Owner, unless the Owner is not a natural person, in which case the covered person is the Annuitant. If there are Joint Owners, then each is considered a covered person. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

These Riders may not be available in all states and their terms may vary by state. These Riders will not be available in New York, Oregon, Texas, Virginia or Washington. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina and Utah only allow the terminal illness portion of the Riders.

Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See “Federal Income Tax Considerations”, below.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

Taxation of Non-Qualified Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of our Contracts, we believe that the Owner of a Contract should not be treated as the owner of the assets of the separate account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owner of the underlying assets of the separate account asset.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner’s death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts as discussed below.

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract reduced by any amount previously distributed from the Contract that was not subject to tax) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustments and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a

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Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59½;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax advisor with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization. Under a tax provision enacted in 2010, if part but not all of an annuity contract’s value is applied to provide payments for one or more lives or for a period of at least ten years (a “partial annuitization”), those payments may be taxed as annuity payments. This tax treatment is not available under the Contract because the Policy does not permit you to partially annuitize, that is, the contract requires you to apply all of your Contract Value when selecting a payout option.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or Payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Further Information. Further details regarding the qualification of the Contract for Federal income tax purposes can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code , permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision in the Contract comports with IRA qualification requirements. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only

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one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax advisor.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Death Benefit could be characterized as an incidental death benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax advisor.

If your Contract was issued pursuant to a 403(b) plan, we are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages. The value of the Enhanced Death Benefit may need to be considered in calculating minimum required distributions.

Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of the individual. In many cases, the “investment in the contract” under a Qualified Contract may be zero.

Required Minimum Distributions. Notwithstanding any provision of the Qualified Contract or Riders to the contrary, the distribution of an individual’s interest in the Qualified Contract shall be made in accordance with the requirements of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must be made on or before December 31.

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Distributions Upon Death in Qualified Annuity Contracts

Distributions for deaths that occurred before December 31, 2019 where distributions had begun before death. If the Owner died after distributions had begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions for deaths that occurred before December 31, 2019 where distributions had not begun before death. If the Owner died before distribution had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2)If the designated Beneficiary is the Owner’s surviving spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1/2.

3)If the designated Beneficiary is the Owner’s surviving spouse, the spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Distributions for deaths occurring after December 31, 2019. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over life. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated Beneficiaries” which include a spouse, disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated Beneficiaries of individuals who die on and after January 1, 2020. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts, other than “eligible rollover distributions,” generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax. Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income. The [3.8%] tax will be applied to the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

43

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Definition of Spouse under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

For additional information relating to the tax status of the Contract, see the Statement of Additional Information.

GENDER NEUTRALITY

In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

VOTING RIGHTS

Voting rights under the Contracts apply only with respect to net Premium Payments or accumulated amounts allocated to the Variable Account.

In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner’s interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all Contracts participating in the Variable Account. This means that a small number of Owners may control how we vote.

Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

CHANGES TO VARIABLE ACCOUNT

We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. In general, no substitution of securities in the Variable Account may take place without prior approval of the SEC and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

DISTRIBUTION OF THE CONTRACTS

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We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts. ESI is a wholly owned indirect subsidiary of National Life Holding Company. Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. The principal address of ESI is One National Life Drive, Montpelier VT. ESI sells the Contracts through its registered representatives. ESI has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their registered representatives (“selling broker-dealers”). ESI is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.

ESI’s registered representatives who sell the Contracts are registered with FINRA and with the states in which they do business. More information about ESI and its registered representatives is available at www.finra.org or by calling 1-800-289-9999. You also can obtain information about ESI and its registered representatives (and selling broker-dealers and their representatives) from FINRA through its BrokerCheck program.

National Life pays ESI commissions and other forms of compensation for sales of the Contracts. You may purchase a Contract through a registered representative of ESI, and you may also purchase a Contract from a selling broker-dealer. The maximum payment to a broker-dealer for selling the Contracts will generally be 6.5%; however, during certain promotional periods the commissions may be higher. These promotional periods will be determined by National Life and the maximum commission paid during these periods will not exceed 7.0%. We will pay the broker-dealer commission either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. A portion of the payments made to ESI or selling broker-dealers will be passed on to their registered representatives in accordance with their internal compensation arrangements. Those arrangements may also include other types of cash and non-cash compensation and other benefits. You may ask your registered representative for further information about what your registered representative and the selling broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

National Life general agents, who may also be registered as principals with ESI, also receive compensation on Contracts sold through ESI registered representatives. National Life general agents may also receive fees from ESI relating to sales of the Contracts by broker-dealers other than ESI, where the selling registered representative has a relationship with such general agent’s National Life agency.

National Life may provide loans to unaffiliated broker-dealers, who in turn may provide loans to their registered representatives, to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Contracts, and measures of business quality.

From time to time, in accordance with applicable law, we may offer specific sales incentives to selling broker-dealers. These incentives are not offered to all broker-dealers, and the terms of such incentives may vary among selling broker-dealers. The selling broker-dealers, on their own accord, may pass through some or all of these incentives to their registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life’s or their affiliates’ other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Contracts, such bonuses will be paid through the agent’s broker-dealer.

National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash compensation paid by ESI to its registered representatives, including (1) sponsoring educational programs, (2) contributing to sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash reimbursements for payments in lieu of certain business expenses reimbursements; (5) making loans and forgiving such loans and/or (6) health and welfare benefit programs. Sales of the Contracts may help registered representatives qualify for certain of these non-cash and cash compensation items, which are subject to all applicable laws, including FINRA rules and the SEC’s Regulation Best Interest.

Commissions and other incentives or payments described above are not charged directly to Owners or to the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

Most of the Funds make payments to ESI under their respective 12b-1 plans in consideration of services provided by ESI in selling or servicing shares of these Funds. In each case, these payments may total up to 0.35% of Variable Account assets invested in the particular Fund. Many of the Funds pay 0.25% of Variable Account assets under their respective 12b-1 plans, and some Funds do not have a 12b-1 Plan. Please see each Fund’s prospectus for information on 12b-1 payments.

See “Distribution of the Contracts” in the Statement of Additional Information for more information about compensation paid for the sale of the Contracts.

FINANCIAL STATEMENTS

The financial statements of National Life and the Variable Account are included in the Statement of Additional Information. The financial statements of National Life should be considered only as bearing on National Life’s general financial strength, claims paying ability and ability to meet its obligations under the Contracts. In addition to Fixed Account and Guaranteed Account allocations, general account assets are used to pay benefits that exceed your Contract Value under the Contract. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life also enters into equity derivative contracts (futures and options) to hedge exposures embedded in our equity indexed annuity products, and may enter into other types of derivatives transactions. All of National Life’s General Account assets are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General

45

Account investments. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENTS AND REPORTS

National Life will mail to Owners, at their last known address of record, any statements required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner’s Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner’s Contract. National Life will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Owner notifies National Life otherwise within 30 days after receipt of the statement.

To eliminate duplicate mailings and reduce expenses, we may mail only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents to your household, including the prospectuses or summary prospectuses for the Funds, even if more than one Owner lives there. If you would like an additional copy or if would like to continue to receive your own copy of any of these documents, you may call us toll-free at 1-800-732-8939 or write us at our Home Office.

OWNER INQUIRIES

Owner inquiries may be directed to National Life by writing to us at One National Life Drive, Montpelier, Vermont 05604, or calling 1-800-732-8939.

LEGAL MATTERS

National Life and its affiliates, like other life insurance companies, are involved from time to time in lawsuits, arbitrations and regulatory proceedings. In some cases, substantial damages and/or penalties have been sought. National Life believes that at the present time, there are no pending or threatened lawsuits or legal or regulatory proceedings that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of National Life to meet its obligations under the Contracts, or on the ability of ESI to perform its obligations under the distribution agreement for the Contracts, described above.

GLOSSARY

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life and annuity payments involving life contingencies depends. This person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization - The period during which annuity payments are received.

Annuitization Date - The date on which annuity payments commence.

Annuity Payment Option - The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit - An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value - An amount equal to Contract Value, minus any applicable CDSC, minus any applicable premium tax charge.

Chosen Human Being — An individual named at the time of Annuitization upon whose continuance of life and annuity payments involving life contingencies depends.

Code - The Internal Revenue Code of 1986, as amended.

Collateral Fixed Account — The portion of the Fixed Account which holds value that secures a loan on the Contract.

Contract Anniversary - An anniversary of the Date of Issue of the Contract.

Contract Value - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

Contract Year - Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue - The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution - Any payment of part or all of the Contract Value.

Fixed Account - The Fixed Account is part of National Life’s general account and Guaranteed Accounts made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

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Fixed Annuity - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

Fund - A registered management investment company in which the assets of a Subaccount of the Variable Account invest.

Guaranteed Account — A Guaranteed Account is part of National Life’s general account. We guarantee a specified interest rate for the entire time an investment remains in a Guaranteed Account.

Home Office – National Life’s Home Office located at One National Life Drive, Montpelier, Vermont 05604; 1-800-732-8939 (telephone).

Individual Retirement Annuity (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Investment Company Act — The Investment Company Act of 1940, as amended from time to time.

Joint Owners - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to “Owner” in this prospectus will apply to both of the Joint Owners.

Maturity Date - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life’s approval.

Monthly Contract Date - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

Owner (“you”) - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

Payee - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

Premium Payment - A deposit of new value into the Contract. The term “Premium Payment” does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

Net Premium Payments - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

Qualified Contract - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

Subaccounts - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

Tax-Sheltered Annuity - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

Valuation Day - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m., Eastern Time.

Valuation Period - The time between two successive Valuation Days.

Variable Account -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

Variable Annuity - An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

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STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS	3
The Contract	3
Misstatement of Age or Sex	3
Dividends	3
Assignment	3
CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE AND THE FUNDS’ INVESTMENT ADVISORS OR DISTRIBUTORS	3
DISTRIBUTION OF THE CONTRACTS	5
SAFEKEEPING OF ACCOUNT ASSETS	5
STATE REGULATION	6
RECORDS AND REPORTS	6
LEGAL MATTERS	6
EXPERTS	6
OTHER INFORMATION	6
FINANCIAL STATEMENTS	F-000

The Statement of Additional Information contains more detailed information about the Contracts than is contained in this prospectus. The Statement of Additional Information is incorporated by reference into this prospectus and is legally a part of this prospectus.

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Appendix A: Condensed Financial Statements

ACCUMULATION UNIT VALUE
(in dollars)

The following table sets forth for each of the last ten years or since inception if less for an accumulation unit outstanding throughout the period, (1) the accumulation unit value at the beginning of each period; (2) the accumulation unit value at the end of each period; and (3) the number of accumulation units outstanding at the end of each period.

Subaccount	Accumulation Unit Value at 1/4/16	Accumulation Unit Value at 12/31/16	Number of Accumulation Units Outstanding at 12/31/16	Accumulation Unit Value at 1/3/17	Accumulation Unit Value at 12/31/17	Number of Accumulation Units Outstanding at 12/31/17
AB VPS Balanced Wealth Strategy Portfolio	10.74	10.14	57.46	10.20	11.57	2623.08
AB VPS Dynamic Asset Allocation Portfolio	10.63	10.09	0.00	10.13	11.38	0.00
AB VPS International Value Portfolio	11.17	9.96	0.00	10.03	12.28	127.74
AB VPS Small/Mid Cap Value Portfolio	11.69	11.68	1200.38	11.76	13.00	6860.82
American Century VP Capital Appreciation	11.27	10.30	889.90	10.34	12.36	843.28
American Century VP Growth	11.79	10.41	0.00	10.52	13.37	19901.06
American Century VP Large Company Value	11.38	11.02	0.00	11.11	12.05	1162.97
American Century VP Ultra	11.81	10.42	0.00	10.55	13.57	19368.81
American Century VP Value	11.28	11.23	581.65	11.32	12.02	5392.74
American Funds AFIS Asset Allocation Fund	11.15	10.54	1208.63	10.58	12.05	6337.03
American Funds AFIS Global Bond Fund	9.75	9.49	3782.39	9.44	9.98	9744.19
American Funds AFIS Capital World Fund	11.55	10.50	494.72	10.54	13.03	5430.22
American Funds AFIS Global Small Capitalization Fund	11.24	10.30	0.00	10.34	12.76	1142.15
American Funds AFIS Growth-Income Fund	11.53	10.76	1165.33	10.85	12.95	6505.37
American Funds AFIS High-Income Bond Fund	11.20	10.88	813.71	10.91	11.44	1612.46
American Funds AFIS New World Fund	11.57	10.30	555.76	10.36	13.11	2420.96
Blackrock Equity Dividend V.I. Fund	11.53	11.13	645.85	11.21	12.79	22562.26
Blackrock Global Allocation V.I. Fund	10.77	10.20	0.00	10.24	11.44	2051.48
Blackrock Government Money Market V.I. Fund	9.88	9.92	22085.42	9.91	9.84	30691.64
Blackrock 60/40 Target Allocation V.I. Fund	10.67	10.19	0.00	10.23	11.53	0.00

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Blackrock iShares Dynamic Fixed Income V.I. Fund	9.96	9.88	0.00	9.89	10.10	57.50
Blackrock iShares Equity Appreciation V.I. Fund	11.32	10.58	0.00	10.66	12.69	571.06
Blackrock Advantage U.S. Total Market V.I. Fund	11.39	11.49	0.00	11.61	12.90	350.66
Fidelity VIP Contrafund	11.52	10.61	4402.34	10.71	12.72	13518.03
Fidelity VIP Disciplined Small Cap	12.09	12.11	10531.61	12.18	12.75	32791.80
Fidelity VIP Dynamic Capital Appreciation	11.13	10.29	16057.70	10.38	12.53	36291.06
Fidelity VIP Freedom Income	10.41	10.09	0.00	10.12	10.79	282.83
Fidelity VIP Growth Opportunities	11.79	10.28	408.20	10.36	13.60	2149.99
Fidelity VIP Index 500	11.53	10.80	7458.67	10.88	12.93	32386.72
Fidelity VIP Mid Cap	11.52	10.90	1072.36	11.00	12.96	29729.19
Fidelity VIP Real Estate Portfolio	9.93	10.03	4170.17	10.06	10.26	6886.99
Franklin Founding Funds Allocation VIP Fund	11.42	10.90	0.00	10.98	12.02	0.00
Franklin Mutual Global Discovery VIP Fund	11.55	10.91	1276.80	11.15	11.84	3201.28
Franklin Rising Dividends VIP Fund	11.38	11.07	490.68	10.80	12.75	5028.86
Franklin Small-Mid Cap Growth VIP Fund*	11.26	10.73	3050.68	10.48	12.45	4018.81
Templeton Developing Markets VIP Fund	12.78	10.41	0.00	11.06	15.20	2922.65
Templeton Global Bond VIP Fund	10.68	10.98	0.00	10.38	10.40	3298.64
Goldman Sachs VIT Equity Index Fund	11.51	10.37	0.00	10.87	12.90	20287.19
Goldman Sachs VIT Global Trends Allocation	10.86	10.79	0.00	10.42	11.57	0.00
Goldman Sachs VIT Growth Opportunities Fund	11.12	10.38	0.00	10.02	12.45	1506.25
Goldman Sachs VIT High Quality Floating Rate Fund	10.02	9.94	93.07	10.02	10.01	1255.04
Goldman Sachs VIT Mid Cap Value Fund	11.27	10.01	0.00	11.12	12.05	0.00
Goldman Sachs VIT Small Cap Equity Insights Fund.	12.00	11.03	0.00	12.02	13.10	392.06
Invesco V.I Diversified Dividend Fund	10.78	11.95	0.00	10.61	11.29	2798.58
Invesco V.I Equity and Income Fund	11.41	10.57	711.40	11.25	12.20	9950.62
Invesco V.I Global Real Estate Fund	9.95	11.17	2484.83	9.63	10.69	211.09
Invesco V.I High Yield Fund	10.72	9.62	0.00	10.50	10.95	154.37

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Invesco V.I International Growth Fund	10.66	10.46	0.00	9.68	11.66	956.03
Invesco V.I Mid Cap Growth Fund	11.30	9.63	0.00	10.32	12.33	0.00
Invesco V.I. Government Securities Fund	9.83	10.23	0.00	9.81	9.84	1133.48
T. Rowe Price Blue Chip Growth	12.05	11.51	10755.28	10.57	14.03	30694.14
T. Rowe Price Equity Income	11.47	10.47	3374.17	11.23	12.72	8061.23
T. Rowe Price Health Sciences	11.20	11.15	44.90	9.95	12.37	13328.46
T. Rowe Price Mid Cap Growth-II	11.51	9.86	4436.54	10.50	12.81	2020.60
Touchstone Balanced	*	*	*	*	11.69	161270.64
Touchstone Bond					10.05	27892.90
Touchstone Common Stock	*	*	*	*	12.85	67088.14
Touchstone Small Company	*	*	*	*	13.53	16031.83
VanEck VIP Emerging Markets Fund	11.78	10.43	885.98	9.94	14.69	1551.98
VanEck VIP Global Resources Fund	9.67	9.92	0.00	11.39	10.78	16514.39

Subaccount	Accumulation Unit Value at 1/2/18	Accumulation Unit Value at 12/31/18	Number of Accumulation Units Outstanding at 12/31/18	Accumulation Unit Value at 1/2/19	Accumulation Unit Value at 12/31/19	Number of Accumulation Units Outstanding at 12/31/19
AB VPS Balanced Wealth Strategy Portfolio	11.61	10.67	2631.63	10.66	12.44	4,881.36
AB VPS Dynamic Asset Allocation Portfolio	11.42	10.39	0.00	10.39	11.81	-
AB VPS International Value Portfolio	12.41	9.33	127.62	9.30	10.74	127.51
AB VPS Small/Mid Cap Value Portfolio	13.08	10.85	3049.51	10.88	12.84	3,378.84
American Century VP Capital Appreciation	12.47	11.53	804.33	11.48	15.39	3,204.42
American Century VP Growth	13.51	12.98	19901.06	13.01	17.32	19,889.22
American Century VP Large Company Value	12.14	10.91	1162.23	10.94	13.70	1,800.22
American Century VP Ultra	13.74	13.46	21211.01	13.50	17.85	20,845.40
American Century VP Value	12.13	10.75	5099.08	10.83	13.46	4,245.01
American Funds AFIS Asset Allocation Fund	12.09	11.30	13815.49	11.31	13.48	13,659.41
American Funds AFIS Global Bond Fund	10.00	9.69	9744.19	9.69	10.27	10,733.28
American Funds AFIS Capital World & Income Fund	13.17	11.58	7574.24	11.55	14.93	6,125.17

51

American Funds AFIS Global Small Capitalization Fund	12.91	11.22	1146.01	11.19	14.52	1,213.24
American Funds AFIS Growth-Income Fund	13.09	12.51	7764.40	12.51
American Funds AFIS High-Income Bond Fund	11.45	10.99	2124.58	11.01	12.17	3,752.38
American Funds AFIS New World Fund	13.29	11.08	2692.73	11.09	14.08	1,988.24
Blackrock Global Allocation V.I. Fund	11.51	10.42	2083.82	10.44	12.10	2,076.75
Blackrock Government Money Market V.I. Fund	9.84	9.86	34722.07	9.86	9.92	31,950.53
Blackrock 60/40 Target Allocation V.I. Fund	12.99	10.78	0.00	10.44	14.67	22,623.13
Blackrock iShares Equity Appreciation V.I. Fund	12.81	11.67	22558.72	11.70	14.67	22,623.13
Blackrock Advantage U.S. Total Market V.I. Fund	12.99	11.88	347.55	11.88	15.07	908.60
Fidelity VIP Contrafund	12.86	11.71	21826.77	11.71	15.16	24,533.22
Fidelity VIP Disciplined Small Cap	12.90	10.91	32566.58	10.98	13.27	33,289.46
Fidelity VIP Dynamic Capital Appreciation	12.67	11.72	34544.17	11.72	15.00	33,335.15
Fidelity VIP Freedom Income	10.79	10.39	6948.21	10.40	11.44	7,566.73
Fidelity VIP Growth Opportunities	13.78	15.05	4904.87	15.07	20.85	7,416.38
Fidelity VIP Index 500	13.03	12.14	56148.02	12.16	15.69	65,486.16
Fidelity VIP Mid Cap	13.10	10.89	31262.19	10.92	13.23	32,526.62
Fidelity VIP Real Estate Portfolio	10.22	9.47	7161.44	9.24	11.48	13,874.58
Franklin Founding Funds Allocation VIP Fund	12.11	10.72	0.00	10.73	12.64	334.87
Franklin Mutual Global Discovery VIP Fund	11.92	10.36	3455.96	10.37	12.69	3,414.07
Franklin Rising Dividends VIP Fund	12.86	11.92	12384.64	11.89	15.18	13,697.66
Franklin Small-Mid Cap Growth VIP Fund*	12.52	11.60	4427.10	11.53	15.02	5,333.03
Templeton Developing Markets VIP Fund	15.42	12.62	4056.64	12.53	15.74	4,231.25
Templeton Global Bond VIP Fund	10.46	10.45	3105.85	10.51	10.50	3,843.10
Goldman Sachs VIT Equity Index Fund	13.01			12.12	15.62	22,320.22
Goldman Sachs VIT Global Trends Allocation	11.62	12.10	20866.05	10.93	12.05	-
Goldman Sachs VIT Growth Opportunities Fund	12.53	10.92	0.00	11.65	15.52	1,830.38

52

Goldman Sachs VIT High Quality Floating Rate Fund	10.01	11.74	1914.07	10.02	10.08	4,092.83
Goldman Sachs VIT Mid Cap Value Fund	12.14	10.02	1580.47	10.56	13.73	-
Goldman Sachs VIT Small Cap Equity Insights Fund.	13.24	10.61	0.00	11.84	14.47	2,567.44
Invesco V.I Diversified Dividend Fund	11.29			10.22	12.63	4,022.93
Invesco V.I Equity and Income Fund	12.27	10.27	1571.24	10.92	12.86	6,183.57
Invesco V.I Global Real Estate Fund	10.74	10.86	2958.63	9.71	11.94	198.47
Invesco V.I High Yield Fund	10.97	9.87	6160.66	10.41	1,947.78	1,947.78
Invesco V.I International Growth Fund	11.74	10.41	217.88	9.72	15.52	1,830.38
Invesco V.I Mid Cap Growth Fund	12.39	9.75	157.82	11.39	15.12	2,496.93
Invesco V.I. Government Securities Fund	9.81	11.44	1984.89	9.75	10.15	3,221.66
T. Rowe Price Blue Chip Growth	14.22	14.06	37324.94	14.05	17.97	40,672.58
T. Rowe Price Equity Income	12.81	11.33	15086.13	11.37	14.08	14,105.07
T. Rowe Price Health Sciences	12.59	12.31	12055.30	12.16	15.61	15,095.24
T. Rowe Price Mid Cap Growth-II	12.92	12.34	3473.07	12.28	15.94	3,365.51
Touchstone Balanced	11.77	10.83	177569.50	19.36	13.12	165,999.89
Touchstone Bond	10.03	9.73	28144.50	24.72	10.59	23,515.00
Touchstone Common Stock	13.01	11.65	65192.06	63.50	14.78	66,017.46
Touchstone Small Company	13.65	12.27	15541.89	32.70	14.69	16,069.21
VanEck VIP Emerging Markets Fund	15.04	11.04	2595.41	11.01	14.18	2,685.08
VanEck VIP Global Resources Fund	10.98	7.61	13258.19	7.63	8.37	13,410.91

Subaccount	Accumulation Unit Value at 1/2/20	Accumulation Unit Value at 12/31/20	Number of Accumulation Units Outstanding at 12/31/20
AB VPS Balanced Wealth Strategy Portfolio	12.52	13.41	5530.80
AB VPS Dynamic Asset Allocation Portfolio	11.88	12.21	0.00
AB VPS International Value Portfolio	10.86	10.83	127.42
AB VPS Small/Mid Cap Value Portfolio	12.81	13.04	3492.11
American Century VP Capital Appreciation	15.56	21.60	2354.96
American Century VP Growth	17.56	23.00	18240.65
American Century VP Large Company Value	13.73	13.85	3458.92
American Century VP Ultra	18.12	26.32	18870.97
American Century VP Value	13.52	13.38	3720.63

53

American Funds AFIS Asset Allocation Fund	13.56	14.91	14221.10
American Funds AFIS Global Bond Fund	10.28	11.10	11251.82
American Funds AFIS Capital World & Income Fund	15.06	15.98	6432.04
American Funds AFIS Global Small Capitalization Fund	14.60	18.53	250.29
American Funds AFIS Growth-Income Fund	15.63	17.34	9322.77
American Funds AFIS High-Income Bond Fund	12.19	12.93	4141.27
American Funds AFIS New World Fund	14.26	17.12	1927.40
Blackrock Global Allocation V.I. Fund	12.18	14.41	628.67
Blackrock Government Money Market V.I. Fund	9.92	9.82	56962.28
Blackrock 60/40 Target Allocation V.I. Fund	12.99	14.54	0.00
Blackrock Equity Dividend V.I. Fund	14.75	14.99	19554.28
Blackrock Advantage U.S. Total Market V.I. Fund	15.18	17.78	777.70
Fidelity VIP Contrafund	15.35	19.47	17525.22
Fidelity VIP Disciplined Small Cap	13.26	15.46	32169.95
Fidelity VIP Dynamic Capital Appreciation	15.15	19.73	28840.11
Fidelity VIP Freedom Income	11.49	12.45	7786.22
Fidelity VIP Growth Opportunities	21.19	34.60	8238.79
Fidelity VIP Index 500	15.82	18.25	80367.19
Fidelity VIP Mid Cap	13.25	15.38	32249.03
Fidelity VIP Real Estate Portfolio	11.31	10.55	12233.55
Franklin Founding Funds Allocation VIP Fund	12.71	13.92	340.30
Franklin Mutual Global Discovery VIP Fund	12.80	11.95	2353.96
Franklin Rising Dividends VIP Fund	15.28	17.34	12771.66
Franklin Small-Mid Cap Growth VIP Fund*	15.20	22.96	4844.00
Templeton Developing Markets VIP Fund	15.94	18.17	2636.87
Templeton Global Bond VIP Fund	10.48	9.80	4336.69
Goldman Sachs VIT Equity Index Fund	15.75	18.16	20614.92
Goldman Sachs VIT Global Trends Allocation	12.14	12.38	0.00
Goldman Sachs VIT Growth Opportunities Fund	15.66	22.09	1741.17
Goldman Sachs VIT High Quality Floating Rate Fund	10.08	10.00	4485.41
Goldman Sachs VIT Mid Cap Value Fund	13.75	14.65	0.00
Goldman Sachs VIT Small Cap Equity Insights Fund.	14.46	15.46	3426.86
Invesco V.I Diversified Dividend Fund	12.60	12.44	4411.20
Invesco V.I Equity and Income Fund	12.91	13.90	6312.99
Invesco V.I Global Real Estate Fund	11.88	10.30	158.77
Invesco V.I High Yield Fund	11.64	11.79	2941.70
Invesco V.I International Growth Fund	12.45	13.83	2505.46
Invesco V.I Mid Cap Growth Fund	15.32	14.41	5423.29
Invesco V.I. Government Securities Fund	10.18	10.61	4291.50
T. Rowe Price Blue Chip Growth	18.27	23.73	34977.28
T. Rowe Price Equity Income	14.12	14.02	15080.08
T. Rowe Price Health Sciences	15.60	19.90	15087.04
T. Rowe Price Mid Cap Growth-II	16.05	19.41	2932.41
Touchstone Balanced	13.23	15.41	144619.52
Touchstone Bond	10.60	11.46	23255.85
Touchstone Common Stock	14.98	18.02	53269.14
Touchstone Small Company	14.76	17.20	13222.17
VanEck VIP Emerging Markets Fund	14.36	16.35	2012.64
VanEck VIP Global Resources Fund	8.38	9.80	13448.98

54

NATIONAL LIFE INSURANCE COMPANY

NATIONAL VARIABLE ANNUITY ACCOUNT II

SENTINEL ADVANTAGE VARIABLE ANNUITY 5 CONTRACT

SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT

STATEMENT OF ADDITIONAL INFORMATION

OFFERED BY

NATIONAL LIFE INSURANCE COMPANY

One National Life Drive

Montpelier, Vermont 05604

This Statement of Additional Information expands upon subjects discussed in the current prospectuses for the Sentinel Advantage Variable Annuity 5 and Sentinel Advantage Variable Annuity Contracts (each referred to as a “Contract”. The term “Contract” applies equally to the Sentinel Advantage Variable Annuity 5 and the Sentinel Advantage Variable Annuity unless otherwise indicated) both offered by National Life Insurance Company. You may obtain a copy of the applicable prospectus dated May 3, 2021 as supplemented from time to time, by calling 1-800-732-8939, by writing to National Life Insurance Company, One National Life Drive, Montpelier, Vermont 05604 or by accessing the SEC’s website at http://www.sec.gov. Definitions of terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract.

Dated May 3, 2021

1

2

ADDITIONAL CONTRACT PROVISIONS

The Contracts

As of May 2, 2016 Sentinel Advantage Variable Annuity (“SAVA”) is not available for new issue, SAVA-5 continues to be available. Each of these is a (“Contract”).

The entire Contract is made up of the Contract, any riders or endorsements and the application. The statements made in the application are deemed representations and not warranties. National Life Insurance Company (“National Life” “we” “our” or “us”) cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

Misstatement of Age or Sex

If the age or sex of the Chosen Human Being has been misstated, the amount that will be paid is that which is appropriate to the correct age and sex.

Dividends

The Contract is participating; however, no dividends are expected to be paid on the Contract. If dividends are ever declared, they will be paid in cash.

Assignment

Where permitted, the Owner may assign some or all of the rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt (in good order) and recording by National Life at its Home Office of a written notice executed by the Owner. National Life assumes no responsibility for the validity or tax consequences of any assignment. National Life shall not be liable as to any payment or other settlement made by National Life before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until National Life has received sufficient direction from the Owner and assignee as to the proper allocation of Contract rights under the assignment.

Any portion of Contract Value which is pledged or assigned shall be treated as a Distribution and shall be included in gross income to the extent that the contract value exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount that is included in gross income. Assignment of the entire Contract Value may cause the portion of the Contract Value that exceeds the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Qualified Contracts are not eligible for assignment.

CONTRACTUAL ARRANGEMENTS BETWEEN NATIONAL LIFE AND
THE FUNDS’ INVESTMENT ADVISORS OR DISTRIBUTORS

We have entered into or may enter into agreements pursuant to which the Funds’ advisor or distributor or an affiliate pays us a fee, which may differ, based upon an annual percentage of the average net asset amount we invest on behalf of the Variable Account and our other separate accounts for administration and other services. Equity Services, Inc. (“ESI”) has also entered into agreements pursuant to which the Funds’ distributor pays ESI a fee, which may differ, based upon an annual percentage of average net asset amount we invest on behalf of the Variable Account and our other separate accounts for distribution and other services. The amount of this compensation with respect to the Contract during 2020, which is based upon the indicated percentages of assets of each Fund attributable to the Sentinel Advantage Variable Annuity Contract, is shown below:

Portfolios of the	% of Assets		Revenues Received By National Life During 2020
The AllianceBernstein Variable Product Series Fund, Inc.	0.25%		$0.00
Alger	0.25%		$12,031.14
American Century Variable Portfolios, Inc.	0.25	%(2)	$19,752.77
BNY Mellon	0.20%		$5,175.93
DWS	0.10	%(3)	$4,296.05
Fidelity® Variable Insurance Products	0.15	%(4)	$43,065.19
Franklin Templeton Variable Insurance Products Trust	0.35	%(5)	$14,488.14
Invesco Oppenheimer Variable Insurance Funds	0.25%		$8,582.82
JPMorgan Insurance Trust	0.20%		$1,554.03
Neuberger Berman Advisers Management Trust	0.15	%(6)	$8,883.02
T. Rowe Price Equity Series, Inc.	0.25	%(7)	$30,688.55
Van Eck VIP Trust	0.20%		$7,131.52
Wells Fargo Variable Trust	0.25%		$11,231.99

3

*Note: Revenues received by National Life during 2020 may include revenues received in 2020 for services rendered in 2019.

(1) 0.05% with respect to the Small Mid Cap Value Portfolio.

(2) 0.10% with respect to the VP Inflation Protection Fund.

(3) 0.10% with respect to the DWS Variable Series II funds.

(4) 0.05% with respect to the Index 500 Portfolio.

(5) Includes 0.25% payable under the Fund’s 12b-1 Plan.

(6) The Small Cap Growth Portfolio offers only an S-Series class, which has a 0.25% 12b-1 fee that also is paid to ESI.

(7) The 0.25% payment shown in the table is payable under the Fund’s 12b-1 plan. In addition, the Fund’s adviser will pay to National Life for administrative services an amount equal to 0.15% of the amount, if any, by which the shares held by National Life separate accounts exceed $25 million.

The amount of this compensation with respect to the SAVA 5 during 2020, which is based upon the indicated percentages of assets of each Fund attributable to the Sentinel Advantage Variable Annuity Contract, is shown below:

Portfolios of the	% of Assets	Revenues Received By National Life During 2020
The AllianceBernstein Variable Product Series Fund, Inc.	0.25%	$0.0
American Century Variable Portfolios, Inc.	0.25%	$2,155.69
American Funds	0.25%	$3,056.20
Black Rock	0.25%	$1,753.91
Fidelity® Variable Insurance Products	0.25%	$3,067.18
Franklin Templeton Variable Insurance Products Trust	0.35%	$757.63
Goldman Sachs	0.25%	$2,073.29
Invesco Variable Insurance Funds (1)	0.25%	$503.13
T. Rowe Price Equity Series, Inc.	0.25%	$3,764.64
Van Eck VIP Trust (2)	0.20%	$301.01

1 0.00% with respect to the V.I Diversified Dividend Fund and V.I Equity and Income Fund.

2 0.00% with respect to the VIP Emerging Markets Fund.

These arrangements may change from time to time, and may include more Funds in the future.

DISTRIBUTION OF THE CONTRACTS

Equity Services, Inc. (“ESI”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. ESI serves as principal underwriter for the Contracts. ESI, a Vermont corporation and an affiliate of National Life, is located at One National Life Drive, Montpelier, Vermont 05604.

Sales of SAVA ceased on or about May 2, 2016. We offer SAVA-5 to the public on a continuous basis through ESI. We anticipate continuing to offer SAVA-5 but reserve the right to discontinue the offering.

ESI offers SAVA-5 through its registered representatives. ESI has also entered into selling agreements with other broker-dealers (“selling broker-dealers”) for sales of the Contracts through their registered representatives. Registered representatives must be licensed as insurance agents and appointed by us.

We pay commissions to ESI for sales of the Contracts. In addition, to promote sales of the Contracts and consistent with FINRA rules and SEC Regulation Best Interest, National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash incentives to be paid by ESI to its registered representatives or selling broker-dealers the amounts of which may be based in whole or in part on the sales of the Contracts, including: (1) contributing to educational programs; (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash payments in lieu of business expense reimbursements; (5) making loans and forgiving such loans: and/or (6) health and welfare benefit programs. These incentives are not offered to all broker-dealers, and the terms of such incentives may vary among selling broker-dealers.

4

Commissions paid on the Contract, as well as other incentives or payments, are not charged directly to the Contract Owners or the Variable Account. However, commissions and other sales expenses are reflected in the fees and charges an Owner pays directly or indirectly.

ESI received underwriting commissions in connection with the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to ESI*	Aggregate Amount of Commissions Retained by ESI After Payments to its Registered Persons and Other Broker-Dealers
2018	$312,728	$0
2019	$202,060	$0
2020	$192,947	0

From time to time National Life, in conjunction with ESI, may conduct special sales programs.

SAFEKEEPING OF ACCOUNT ASSETS

National Life holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company’s General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Subaccounts.

STATE REGULATION

National Life is subject to regulation and supervision by the State of Vermont’s Department of Financial Regulation, Insurance Division, which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. National Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

National Life will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

LEGAL MATTERS

All matters relating to Vermont law pertaining to the Contracts, including the validity of the Contracts and National Life’s authority to issue the Contracts, have been passed upon by Lisa Muller, Senior Counsel of National Life. Advice regarding certain legal matters relating to the Federal securities laws applicable to the issue and sale of the Contracts has been provided by Carlton Fields, P.A.

EXPERTS

The statutory statements of National Life as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of each of the subaccounts of National Variable Annuity Account II as of December 31, 2020 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this registration statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N.E., Washington, D.C. 20549. The SEC maintains a website (www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by National Life concerning the Contracts and the Variable Account.

5

FINANCIAL STATEMENTS

The financial statements of National Life and the Variable Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon National Life’s general financial strength and claims paying ability, and its ability to meet its obligations under the Contracts. In addition to Fixed Account and General Account allocations, general account assets are used to guarantee the payment of certain benefits under the Contract. To the extent that National Life is required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life and its affiliates enter into equity derivative contracts (futures and options) to hedge exposures embedded in their equity indexed insurance products, and may enter into other types of derivatives transactions. All of National Life’s General Account investments are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General Account investments.

National Life Insurance
Company

Financial Statements and Supplemental
Schedules – Statutory-Basis

As of and for the Years Ended

December 31, 2020 and 2019

National Life Insurance Company

Financial Statements and Supplemental Schedules

Statutory-Basis

As of and for the Years Ended December 31, 2020 and 2019

Report of Independent Auditors

To the Board of Directors of

National Life Insurance Company

We have audited the accompanying statutory financial statements of National Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2020.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note A to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note A and accounting principles generally accepted in the United States of America are material.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404
T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended, in accordance with the accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation described in Note A.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedules of selected statutory-basis financial data, summary investment schedule, investment risk interrogatories, and Supplemental Schedule of Reinsurance Disclosures (collectively, the “supplemental schedules”) of the Company as of December 31, 2020 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ Pricewaterhousecoopers LLP

Hartford, CT

April 19, 2021

2 of 2

National Life Insurance Company

Statements of Admitted Assets, Liabilities, Capital and Surplus –

Statutory-Basis

	December 31,
	2020	2019
	(in thousands)
Admitted assets
Cash and invested assets:
Bonds	$5,735,202	$5,548,289
Preferred stocks	2,337	11,000
Common stocks	1,680,154	1,525,065
Mortgage loans	428,663	494,202
Real estate	53,248	53,804
Policy loans	475,743	509,027
Cash and short-term investments	185,868	214,675
Derivatives	231,951	115,368
Surplus notes	93,512	93,719
Other invested assets	121,330	128,781
Total cash and invested assets	9,008,008	8,693,930

Deferred and uncollected premiums	37,516	41,075
Accrued investment income	71,551	72,546
Net deferred tax asset	80,452	84,087
Receivables from affiliates	11,283	7,402
Other admitted assets	322,848	311,232
Separate account assets	985,255	892,467
Total admitted assets	$10,516,913	$10,102,739

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Admitted Assets, Liabilities, Capital and Surplus –

Statutory-Basis (continued)

	December 31,
	2020	2019
	(in thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$3,014,473	$2,835,606
Accident and health reserves	417,469	426,464
Liability for deposit-type contracts	227,799	194,487
Unpaid policy and contract claims	27,656	16,659
Policyholders' dividends	9,224	10,241
Other policy and contract liabilities	1,046	1,149
Total policy and contract liabilities	3,697,667	3,484,606

Funds held under coinsurance	2,721,387	2,835,490
Employee and agent benefits	90,499	79,882
Minimum pension benefit obligation	30,123	27,341
Interest maintenance reserve	21,215	22,264
Asset valuation reserve	72,823	67,698
Payable to affiliates	28,690	203,774
Derivatives	151,458	49,151
Other liabilities	164,152	161,436
Separate account liabilities	972,069	881,791
Total liabilities	7,950,083	7,813,433

Capital and surplus:
Common stock, $1 par value 2,500,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in surplus	511,616	351,092
Surplus notes	657,032	656,955
Special surplus funds	14,040	11,463
Unassigned surplus	1,381,642	1,267,296
Total capital and surplus	2,566,830	2,289,306
Total liabilities and capital and surplus	$10,516,913	$10,102,739

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Operations – Statutory-Basis

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Premiums and other revenue:
Premiums and annuity considerations for life and accident and health contracts	$375,088	$338,669	$373,054
Considerations for supplementary contracts with life contingencies	1,569	782	1,143
Net investment income	289,076	337,158	286,713
Amortization of interest maintenance reserve	2,884	2,978	3,250
Other income	21,066	12,295	6,832
Total premiums and other revenue	689,683	691,882	670,992
Benefits paid or provided:
Death benefits	69,520	50,270	49,786
Annuity benefits	40,450	36,072	38,038
Surrender benefits and other fund withdrawals	127,927	143,089	177,937
Other benefits	31,511	31,376	31,194
Increase in policy reserves	169,873	140,571	88,464
Total benefits paid or provided	439,281	401,378	385,419
Insurance expenses:
Commissions	78,286	76,421	63,308
Funds withheld expense	121,013	127,268	134,763
General and administrative expenses	57,850	64,760	67,511
Insurance taxes, licenses and fees	11,267	10,671	11,373
Net transfers from separate accounts	(43,277)	(35,654)	10,338
Total insurance expenses	225,139	243,466	287,293
Gain (loss) from operations before dividends to policyholders, income taxes, and net realized capital gains (losses)	25,263	47,038	(1,720)
Dividends to policyholders	6,247	6,909	11,698
Gain (loss) from operations before income taxes and net realized capital gains (losses)	19,016	40,129	(13,418)
Federal income tax benefit	24,907	13,554	5,591
Gain (loss) from operations before net realized capital gains (losses)	43,923	53,683	(7,827)
Net realized capital losses	(18,045)	(13,789)	(14,970)
Net income (loss)	$25,878	$39,894	$(22,797)

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory-Basis

				Surplus Notes	Total
	Common	Paid-In	Unassigned	and Special	Capital and
	Stock	Surplus	Surplus	Surplus Funds	Surplus
	(in thousands)
Balances at January 1, 2018	$2,500	351,092	1,463,665	198,388	2,015,645
Net loss	—	—	(22,797)	—	(22,797)
Change in unrealized, net of deferred tax effects	—	—	(123,883)	—	(123,883)
Change in asset valuation reserve	—	—	(4,569)	—	(4,569)
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	2,676	—	2,676
Change in non-admitted assets	—	—	(14,024)	—	(14,024)
Change in deferred tax asset	—	—	(16,798)	—	(16,798)
Dividends to stockholders	—	—	(35,000)	—	(35,000)
Change in ceding commission	—	—	(11,907)	—	(11,907)
Other adjustments to surplus, net	—	—	(886)	342,650	341,764
Balances at December 31, 2018	2,500	351,092	1,236,477	541,038	2,131,107
Net income	—	—	39,894	—	39,894
Change in unrealized, net of deferred tax effects	—	—	177,616	—	177,616
Change in asset valuation reserve	—	—	3,792	—	3,792
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	(2,182)	—	(2,182)
Change in non-admitted assets	—	—	(2,016)	—	(2,016)
Change in deferred tax asset	—	—	39,084	—	39,084
Dividends to stockholders	—	—	(210,000)	—	(210,000)
Change in ceding commission	—	—	(14,157)	—	(14,157)
Other adjustments to surplus, net	—	—	(1,212)	127,380	126,168
Balances at December 31, 2019	2,500	$351,092	$1,267,296	$668,418	$2,289,306
Net income	—	—	25,878	—	25,878
Change in unrealized, net of deferred tax effects	—	—	91,283	—	91,283
Change in asset valuation reserve	—	—	(5,125)	—	(5,125)
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	(2,197)	—	(2,197)
Change in non-admitted assets	—	—	7,959	—	7,959
Change in deferred tax asset	—	—	11,006	—	11,006
Change in ceding commission	—	—	(13,708)	—	(13,708)
Other adjustments to surplus, net	—	—	(750)	2,654	1,904
Change in paid-in surplus	—	160,524	—	—	160,524
Balances at December 31, 2020	$2,500	$511,616	$1,381,642	$671,072	$2,566,830

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Cash Flows – Statutory-Basis

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Operating activities:
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$480,907	$454,886	$496,905
Net investment income received	288,086	291,726	338,126
Benefits paid	(553,751)	(526,249)	(556,451)
Net transfers from Separate Accounts	44,448	37,038	(9,913)
Insurance expenses paid	(166,371)	(133,216)	(122,935)
Dividends paid to policyholders	(41,394)	(49,426)	(58,767)
Federal income taxes (paid) recovered	18,366	20,103	(82,340)
Other income received, net of other expenses paid	4,635	(6,713)	(12,318)
Net cash provided (used) by operating activities	74,926	88,149	(7,693)

Investment activities:
Proceeds from sales, maturities, or repayments of investments:
Bonds	633,748	515,183	598,333
Stocks	21,098	39,121	6,279
Mortgage loans	92,532	59,694	58,275
Real estate	—	2,115	7,604
Other invested assets	13,136	12,381	20,798
Miscellaneous proceeds	32,319	88,056	2,987
Total proceeds from sales, maturities, or repayments of investments	792,833	716,550	694,276
Cost of investments acquired:
Bonds	(821,305)	(576,149)	(715,154)
Stocks	(26,886)	(115,566)	(194,829)
Mortgage loans	(29,468)	(64,170)	(35,010)
Real estate	(1,069)	(3,135)	(8,294)
Other invested assets	(10,776)	(14,686)	(26,542)
Miscellaneous applications	(13,238)	(101,574)	(19,311)
Total cost of investments acquired	(902,742)	(875,280)	(999,140)
Net change in policy loans	33,284	20,716	(2,348)
Net cash used in investing activities	(76,625)	(138,014)	(307,212)

Financing and miscellaneous activities:
Other cash provided (applied):
Deposits on deposit-type contract funds and other liabilities without life contingencies	31,195	7,364	(14,013)
Surplus notes	—	124,181	339,086
Capital and paid in surplus, less treasury stock	123,000	—	—
Dividends to stockholders	(160,000)	(28,000)	(55,000)
Other cash provided (applied)	(21,303)	23,584	158,390
Net cash (applied) provided by financing and miscellaneous activities	(27,108)	127,129	428,463

Net (decrease) increase in cash and short-term investments	(28,807)	77,264	113,558

Cash and short-term investments:
Beginning of year	214,675	137,411	23,853
End of year	$185,868	$214,675	$137,411

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies

Description of Business

National Life Insurance Company (“National Life”, “NLIC”, “the Company”) was chartered in Vermont in 1848. On January 1, 1999, the Company converted from a mutual to a stock life insurance company, as part of a reorganization into a mutual holding company structure. As a result, the Company is a wholly-owned, direct subsidiary of NLV Financial Corporation (“NLVF”), a Vermont stock holding company, which is a direct, wholly-owned subsidiary of National Life Holding Company (“NLHC”), a Vermont mutual insurance holding company. The Company owns 100% of the stock of Life Insurance Company of the Southwest (“LSW”). The Company, LSW and their affiliates operate as a unified organization under the trade name National Life Group. The Company is licensed in all 50 states and the District of Columbia. National Life Group’s principal product lines include traditional whole life, term life, fixed interest universal life, indexed universal life, variable universal life, variable annuities, fixed interest rate annuities and indexed annuities. National Life Group employs approximately 1,160 people, primarily concentrated in Montpelier, Vermont and Addison, Texas.

In connection with the reorganization into a mutual holding company structure, the Company established and began operating the Closed Block for the benefit of policyholders of the Company with participating policies in force at December 31, 1998, and includes traditional dividend-paying life insurance policies, certain participating term insurance policies, dividend-paying flexible premium annuities and other related liabilities. The Closed Block’s primary purpose is to give reasonable assurance to holders of policies in the Closed Block that assets will be available to provide for payment of policy benefits, including the continuation of dividends throughout the life of such policies based upon the 1998 dividend scale if the experience underlying such dividend scale (including portfolio interest rates) continues as it was in 1998, and for appropriate adjustment in such dividend scale if the experience changes. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer in force. Assets assigned to the Closed Block, together with projected future premiums and investment returns, are expected to be sufficient to pay all future Closed Block policy benefits, expenses and taxes. The Company remains liable for all contractual benefits and other specified expenses of the Closed Block.

In 2020, approximately 45% of total collected premiums and deposits are from residents of the states of New York, Florida and California.

On August 5, 2015, Catamount Reinsurance Company (“Catamount”) was formed as a subsidiary of the Company. Catamount is a special purpose financial insurance company domiciled and licensed in the state of Vermont. Catamount entered into a coinsurance with funds withheld agreement with the Company to reinsure its Closed Block policies; the agreement was effective July 1, 2015. During 2016, ownership of Catamount was transferred as a dividend from the Company to NLVF.

In 2016, Longhorn Reinsurance Company ("Longhorn") was formed as a direct subsidiary of the Company. Longhorn commenced business on August 17, 2016 as a special purpose financial insurance company domiciled and licensed in the state of Vermont for the purpose of entering into reinsurance transactions with LSW. The Company made an initial capital contribution to Longhorn of $22 million, comprised of 5 million shares at $1 par value per share, and $17 million additional paid in capital. During 2019, ownership of Longhorn was transferred as a dividend from the Company to NLVF.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Vermont for determining solvency under Vermont Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual – version effective January 1, 2001 (and as amended) (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the Department. NAIC SAP consists of Statements of Statutory Accounting Principles (“SSAPs”) and other authoritative guidance. Although the Company had no such practices in effect as of December 31, 2020, the Commissioner has the right to permit specific practices that deviate from NAIC SAP.

There are significant differences between statutory accounting practices and U.S. GAAP. Under statutory accounting practices:

Investments: Investments in bonds are reported at amortized cost or fair value based on their NAIC designation. For U.S. GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost. The remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading, and as a separate component of shareholder’s equity for those designated as available-for-sale.

Investments in preferred stock are reported at cost, including brokerage and other related fees. Under U.S. GAAP, these investments are classified as equity securities and reported at fair value.

Investments in real estate are reported net of related obligations, if any, rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as required under U.S. GAAP and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under U.S. GAAP.

Amortization of investments in low income housing tax credits (“LIHTC”) is reported as a component of net investment income in the Statements of Operations. For U.S. GAAP reporting, LIHTC amortization is reported as a component of income tax expense.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under U.S. GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the fair value of the collateral. The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under U.S. GAAP.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus. Realized gains and losses are reported in income, net of federal income tax and transfers to the interest maintenance reserve. Under U.S. GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The asset valuation reserve is determined by an NAIC-prescribed formula with changes reflected directly in unassigned surplus. The AVR is not recognized under U.S. GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under U.S. GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and annuity products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Surplus Notes: Notes issued are recorded as a component of capital and surplus, whereas under U.S. GAAP, surplus notes are recorded as debt. Under NAIC SAP, surplus note interest is not recorded as a liability or an expense until approval for payment of such interest has been granted by the Commissioner, whereas, under U.S. GAAP, the interest is accrued throughout the year.

Investment in Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the operations of the Company as would be required under U.S. GAAP, but are included in Common stocks at the statutory carrying value.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally certain fixed asset balances, a portion of the Company’s deferred tax asset balance, and other assets not specifically identified as admitted assets within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus, and are charged directly to unassigned surplus. The concept of nonadmitted assets is not recognized under U.S. GAAP.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and are credited directly to an appropriate policy reserve account without recognizing premium income. Under U.S. GAAP, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under U.S. GAAP.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under U.S. GAAP. Commissions paid by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under U.S. GAAP.

Deferred Income Taxes: Deferred income tax assets and liabilities are cumulative temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Deferred income tax assets are subject to admissibility criteria which include the expected reversal of temporary timing differences, the Company’s level of capital and surplus, and any deferred income tax liabilities. Unrealized gains and losses are presented net of related changes in deferred taxes. The net change in other deferred taxes is recorded in adjustments to unassigned surplus. Deferred taxes do not include amounts for state taxes.

Under U.S. GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable. Also, state income taxes are included in the computation of deferred taxes.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required under U.S. GAAP.

Statements of Cash Flow: Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under U.S. GAAP, the corresponding caption of cash includes cash balances and investments with initial maturities of three months or less.

The following are supplemental disclosures for cash flow information from non-cash transactions:

	Year Ended December 31,
	2020	2019
	(in thousands)
Partnership acquired from parent as a capital contribution	37,524	—
Partnership contributed to subsidiary as a capital contribution	(37,524)	—
Dividend to parent, NLVF (cash settled in February 2020)	—	160,000
Dividend of Longhorn entity to NLVF	—	22,000

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with U.S. GAAP is as follows:

	Net Income			Capital and Surplus
	Year Ended December 31,			Year Ended December 31,
	2020	2019	2018	2020	2019
	(in thousands)
Statutory-basis	$25,878	$39,894	$(22,797)	$2,566,830	$2,289,306
Add (deduct) adjustments:
Investments	354,184	355,621	258,962	5,527,740	4,669,068
Policy acquisition costs	(685)	12,396	4,524	277,873	278,588
Nonadmitted assets	—	—	—	140,332	148,291
Policyholder reserves	(94,941)	(75,380)	(32,249)	(2,997,308)	(3,107,552)
Policyholder dividends	(22,324)	(43,896)	(34,353)	(7,371)	(19,151)
Asset valuation reserve	—	—	—	72,823	67,698
Interest maintenance reserve	(1,049)	(2,158)	(2,783)	21,215	22,264
Income taxes	(11,442)	(11,920)	(380)	(86,817)	(88,050)
Other comprehensive income, net	—	—	—	(601,290)	(341,615)
Other, net	(22,695)	(23,675)	(19,381)	(35,260)	(19,822)
Interest, surplus notes	—	(2,985)	(8,579)	(9,285)	(8,976)
GAAP-basis	$226,926	$247,897	$142,964	$4,869,482	$3,890,049

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, and short-term investments are reported at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are carried at amortized cost, except for those with an NAIC designation of 6. Bonds with an NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. The discount or premium on bonds not backed by other loans is amortized using the constant yield method. Bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Single class and multi-class mortgage-backed or asset-backed securities are generally valued at amortized cost. Such securities with a NAIC 6 designation are carried at the lower of amortized cost or fair value. Income recognition for such securities is determined using the constant yield method and estimated cash flows including anticipated prepayments. The retrospective adjustment method is used to value all such securities, except for interest-only securities or securities where the yield has become negative, which are valued using the prospective method.

Investments in preferred stock are reported at cost.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Common stocks of non-affiliates are reported at fair value as determined by the Securities Valuation Office of the NAIC, and the related unrealized capital gains (losses) are reported in unassigned surplus. For capital stock issued from the Federal Home Loan Bank, which is only redeemable at par value, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Cash includes cash equivalents. Cash equivalents are short-term highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

Short-term investments include investments with maturities of one year or less at the time of acquisition (except for cash equivalents classified as cash), and are principally stated at amortized cost.

Affiliated common stock is carried at the down-stream insurance subsidiary’s statutory capital and surplus less surplus notes and/or letter of credit issued. If the carrying value is negative, it is floored at zero in accordance with SSAP 97 Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88.

Mortgage loans are reported at unpaid principal balances, less allowance for impairments, if any. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. At that time, the mortgage loan is written down to the fair value of the underlying collateral, and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations, if any. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported in a manner consistent with the hedged asset or liability. The Company’s futures and options contracts used to hedge obligations related to indexed products are carried at fair value, with changes in fair value and gains or losses upon expiration included in net investment income. Certain interest rate swaps that qualify as fair value hedges are carried on the same basis as the underlying hedged item. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge, or for which the Company has chosen not to apply hedge accounting, are accounted for at fair value, with changes in fair value recorded as unrealized gains or losses.

The Company has ownership interests of more than 5% in several limited partnerships. The Company generally reports its interests in these limited partnerships using the equity method. For investments in limited partnerships where the Company has less than a minor ownership interest (i.e. – less than 3%), the Company generally carries these interests based on the Company’s share of the underlying U.S. GAAP equity of the investee.  For investments in limited partnerships where the Company has an ownership interest in a limited partnership representing more than 3%, but less than 5%, the Company considers several qualitative factors (i.e. – the Company’s representation on the limited partnership’s board of directors, the Company’s influence over decision-making, etc.) in order to determine if the equity method should be applied to the investment.

Realized capital gains and losses are determined using the specific identification basis. Changes in the carrying amounts of investments are credited or charged directly to unassigned surplus.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Recognition and Presentation of Other-Than-Temporary Impairments

The evaluation of securities for impairment is a quantitative and qualitative process, which is subject to risks and uncertainties, and is intended to determine whether declines in fair value of investments should be recognized in current period earnings and whether the securities are other-than-temporarily impaired (“OTTI”). The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition and/or future prospects, the effects of changes in interest rates or credit spreads, and the expected recovery period. The Company has a security monitoring process, overseen by investment and accounting professionals, that uses certain quantitative and qualitative characteristics to identify securities that could be potentially impaired. These identified securities are subjected to an enhanced analysis to determine if the impairments are other-than-temporary.

The Company’s best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios, and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment, and include the probability of issuer default and estimates regarding timing and amount of expected recoveries, which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral, such as changes in the projections of the underlying property value estimates.

Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is designed to stabilize unassigned surplus from default losses on bonds, preferred stocks, mortgages, real estate, and other invested assets and from fluctuations in the value of common stocks. The AVR is calculated as prescribed by the NAIC.

The IMR defers interest rate related after-tax capital gains and losses on fixed income investments, and amortizes them into income over the remaining lives of the securities sold. The Company uses the seriatim method for the amortization of IMR.

Nonadmitted Assets

In accordance with regulatory requirements, certain assets, including certain deferred tax assets, prepaid expenses, furniture and equipment, and internally developed software, are excluded from the Statements of Admitted Assets, Liabilities, Capital and Surplus. The net change in these assets is included in the change in nonadmitted assets in the Statements of Changes in Capital and Surplus.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Federal Home Loan Bank Agreements

National Life is a member of the Federal Home Loan Bank (“FHLB”) of Boston which provides the Company with access to a secured asset-based borrowing capacity. It is part of the Company’s strategy to utilize this borrowing capacity for funding agreements and for backup liquidity. The Company has received advances from FHLB in connection with funding agreements, balances outstanding under funding agreements are included in the liability for deposit-type contracts. For more information, see Note J – FHLB Agreements.

Property and Equipment

Property and equipment is reported at depreciated cost. Assets are depreciated over their useful life using the straight line method of depreciation. Real property owned by the Company is primarily depreciated over 40 years with a half year convention, and renovations and semi-permanent fixtures depreciated over 20 years. Furniture and equipment is depreciated over seven years and five years, respectively. Electronic Data Processing (“EDP”) equipment is depreciated for a period not exceeding three years. Capitalized software is amortized over a period not exceeding five years.

The tables below reflect the balances of major classes of depreciable assets, accumulated depreciation, and depreciation expense:

	Depreciable	Accumulated	Depreciation
At December 31, 2020	Asset	Depreciation	Expense
	(in thousands)
EDP equipment	$40,768	$38,042	$380
Furniture	28,040	20,559	556
Software	260,792	184,369	4,660
Vehicles	255	201	7
Leasehold improvements	9,123	3,319	221
Property occupied by the Company	122,995	71,127	529
	$461,973	$317,617	$6,353

	Depreciable	Accumulated	Depreciation
At December 31, 2019	Asset	Depreciation	Expense
	(in thousands)
EDP equipment	$38,201	$35,885	$204
Furniture	26,964	17,514	630
Software	230,565	157,906	4,520
Vehicles	255	161	9
Leasehold improvements	8,953	2,149	151
Property occupied by the Company	121,925	68,121	584
	$426,863	$281,736	$6,098

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

Corporate Owned Life Insurance

The Company holds life insurance contracts on certain members of management and other key individuals. The total cash surrender value of these COLI contracts was $296.6 million and $287.5 million at December 31, 2020 and 2019, respectively, and is included in Other Admitted Assets on the Statements of Admitted Assets, Liabilities, Capital and Surplus. COLI income includes the net change in cash surrender value and any benefits received. COLI income was $9.1 million, $9.0 million, and $11.2 million in 2020, 2019, and 2018, respectively, and is included in Other Income.

Recognition of Insurance Income and Related Expenses

Annual premiums and related reserve increases on traditional life insurance policies are recorded at each policy anniversary. Premiums and related reserve increases on annuity contracts and universal life policies are recorded when premiums are collected. Premiums from disability income policies are recognized as revenue over the period to which the premiums relate. Commissions and other policy and contract costs are expensed as incurred. First-year policy and contract costs and required additions to policy and contract reserves generally exceed first-year premiums.

Benefit Reserves

Policy reserves for life, annuity and disability income contracts are developed using NAIC SAP. Actuarial factors used in determining life insurance reserves are based primarily upon the 1941, 1958, 1980, 2001, and 2017 Commissioners' Standard Ordinary (“CSO”) mortality tables. Methods used to calculate life reserves consist primarily of net level premium, Commissioners' Reserve Valuation Method, and modified preliminary term, with valuation interest rates ranging from 2.0% to 6.0%. Policies issued January 1, 2020 and later use the Principle-Based Reserve methodology as outlined in NAIC’s Valuation Manual, Chapter 20 (“VM-20”).

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives in addition to the gross premium for a true age. For term and traditional whole life business, reserves are determined by computing mean reserves using standard mortality, then calculating a substandard extra reserve. Where the extra premium is a flat rate, the extra reserve is equal to one-half the flat extra premium charge for the year. For policies with a percentage extra rating, the extra reserve is defined as the difference between mean reserves calculated using standard valuation mortality and mean reserves calculated using valuation mortality adjusted by the percentage rating. For fixed, indexed, and variable universal life, reserves are determined using the percentage rating and/or flat extra mortality associated with the policy. A substandard extra reserve is not separately computed. Table ratings for all life insurance policies expire after 20 years or at age 65, whichever is later.

Reserves for individual annuities are determined principally using the Commissioners' Annuity Reserve Valuation Method, based on A-1949, 1983, 2000, and 2012 annuity tables with valuation interest rates from 2.0% to 9.0%. Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by using statistical claim development models. Active life disability income reserves are determined primarily using the Commissioners' Disability 1964 table with the 1958 CSO mortality table and Commissioners' Individual Disability Table A (“CIDA”) morbidity tables with the 1980 CSO mortality tables, 1985 CIDA table with 1980 CSO mortality tables and 2001 CSO mortality tables. Valuation interest rates for active life reserves range from 3.0% to 6.0%. Disability income reserves are based on expected experience at 4.5% interest, and exceed statutory minimum reserves. The Company anticipates investment income as a factor in the premium deficiency calculation. Tabular components of reserves are calculated in accordance with NAIC instructions and, as appropriate, have been compared to related contract rates for reasonableness. Variable annuity policies use the Principle-Based Reserve methodology as outlined in NAIC’s Valuation Manual, Chapter 21 (“VM-21”).

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

As of December 31, 2020, and 2019, the Company had $2.4 billion and $2.9 billion, respectively, of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation law adopted by the Department. At December 31, 2020 and 2019, reserves on the above in-force insurance totaled $35.4 million and $48.8 million, respectively, and are included in policy reserves.

Policy and Contract Claims

Unpaid claims on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company discounts its claim reserves for long-term disability using disability tables and discount rates approved by the Department. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Dividends to Policyholders

All of the Company’s traditional life insurance and certain annuity policies are issued on a participating basis, while its universal life policies, most annuities, and disability income policies are issued on a non-participating basis. Term life insurance policies, while on a participating basis, currently receive no dividend. Liabilities for policyholders’ dividends primarily represent amounts estimated to be paid or credited in the subsequent year. The amount of policyholder dividends to be distributed is based upon a scale which seeks to reflect the relative contribution of each group of policies to the Company’s overall operating results. The dividend scale is approved annually by the Company’s Board of Directors.

Separate Accounts

Separate account assets represent segregated funds held for the benefit of certain variable annuity and variable life policyholders and the Company's pension plans. Separate account liabilities represent the policyholders’ share of separate account assets. The Company also participates in certain separate accounts. Policy values funded by separate accounts reflect the actual investment performance of the respective accounts, and are generally not guaranteed. Investments held in the separate accounts are primarily mutual funds, bonds, and partnerships, and are carried at fair value.

The Company had approximately $0.4 million and $0.8 million of reserves for minimum death benefit guarantees on variable annuities and variable universal life at December 31, 2020 and 2019, respectively.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

A. Significant Accounting Policies (continued)

These benefits include a provision that allows withdrawals by policyholders to adjust the death benefit guarantee on a "dollar for dollar" basis, which increases the risk profile of this benefit. Partial withdrawals from policies issued after November 1, 2003 will use the pro-rata method subject to state approval. Policyholder partial withdrawals to date have not been significant. The Company assumes no partial withdrawals in its calculation of minimum death benefit guarantee reserves, but does include partial withdrawals in asset adequacy testing.

Subsequent Events

The Company has evaluated subsequent events through April 19, 2021, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2020 that require disclosure or adjustment to the financial statements at the date or for the year then ended.

Adoption of New Accounting Standards

SSAP No. 41R – Surplus Notes

Revisions to SSAP No. 41R –Surplus Notes to provide enhanced disclosures of surplus notes that are structured in a manner in which cash-flow exchanges have been reduced or eliminated. The adoption of this standard has no impact on the Company’s statements of admitted assets, liabilities, capital and surplus, statements of operations, or statements of cash flow.

SSAP No. 51 R – Life Contracts

Effective January 1, 2020, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, and SSAP No. 3, Accounting Changes and Corrections of Errors, related to a grade-in approach of reporting changes in the reserve valuation basis as a result of Section 21 of the Valuation Manual ("VM-21"). The adoption of the new guidance did not have a significant impact on the financial statements of the Company.

SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance

Revisions to SSAP No. 61R – Life, Deposit-Type and Accident and Health Reinsurance to include disclosures regarding contracts with risk limiting features that are accounted for as reinsurance. These additional disclosures are included in the accompanying supplemental schedules.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of admitted assets, liabilities, income, and expenses, and related disclosures in the notes to financial statements. Actual results could differ from estimates.

B. Fair Value

Fair Value Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. SSAP No. 100 Fair Value Measurements requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. Entities are required to determine the most appropriate valuation technique to use given what is being measured and the availability of sufficient inputs. The guidance prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

The Company has categorized its assets and liabilities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Company categorizes financial assets and liabilities recorded at fair value on the December 31, 2020 balance sheet as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 inputs include U.S. Treasuries, and common stocks listed in active markets and futures listed in derivative markets. Separate accounts classified within this level principally include cash.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data (market-corroborated inputs). The types of assets and liabilities utilizing Level 2 inputs include bonds and derivatives. Separate account assets classified as Level 2 are primarily bonds.

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Level 3 assets include FHLB common stock.

Valuation Techniques

Bonds - Bonds are stated at amortized cost with the exception of those bonds that have an NAIC 6 designation or that have been impaired. Bonds carried at fair value are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. Those securities are generally categorized in Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, the securities are categorized as Level 3.

Common stock - Common stocks consist mainly of mutual funds that are traded daily and have a net asset value. These securities are not categorized in the fair value hierarchy. For FHLB common stock par value approximates fair value and are categorized as Level 3.

Short-term investments - Short-term investments consist of money market funds and are valued using NAV as a practical expedient.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

Partnerships - Investments in limited partnerships do not have a readily determinable fair value, and as such, the Company values them at its pro-rata share of the limited partnership’s NAV, or its equivalent. Investments in limited partnerships are not categorized in the fair value hierarchy.

Derivative assets and liabilities - Derivative assets and liabilities include options, swaptions, and futures. Fair value of over the counter (“OTC”) derivative products is calculated using models such as the Black-Scholes option-pricing model, which uses pricing inputs as observed from actively quoted markets, and is widely accepted by the financial services industry. A substantial majority of the Company’s OTC derivative products use pricing models and are categorized as Level 2 of the fair value hierarchy.

Separate account assets - Separate account assets are categorized into Level 2 where the balances represent government bonds carried at fair value, and partnerships which are carried as the pro-rata share of the limited partnership’s NAV are not categorized in the fair value hierarchy.

Presented below is the fair value of all assets and liabilities measured at fair value:

At December 31, 2020	Level 1	Level 2	Level 3	NAV	Total
	(in thousands)
Assets
Bonds	$—	$796	$—	$—	$796
Common stock	364	—	9,132	41,227	50,723
Cash and short-term investments	69,568	—	—	116,300	185,868
Partnerships	—	—	—	108,909	108,909
Derivative assets	38	231,913	—	—	231,951
Total cash and investments	69,970	232,709	9,132	266,436	578,247
Separate account assets	8,611	361,334	—	615,310	985,255
Total assets	$78,581	$594,043	$9,132	$881,746	$1,563,502

Liabilities
Derivative liabilities	$—	$151,458	$—	$—	$151,458
Total liabilities	$—	$151,458	$—	$—	$151,458

At December 31, 2019	Level 1	Level 2	Level 3	NAV	Total
	(in thousands)
Assets
Bonds	$—	$3,269	$—	$—	$3,269
Common stock	529	—	7,039	31,891	39,459
Cash, cash equivalents and short-term investments	91,875	—	—	122,800	214,675
Partnerships	—	—	—	108,805	108,805
Derivative assets	650	114,718	—	—	115,368
Total cash and investments	93,054	117,987	7,039	263,496	481,576
Separate account assets	14,180	332,193	—	546,094	892,467
Total assets	$107,234	$450,180	$7,039	$809,590	$1,374,043

Liabilities
Derivative liabilities	$—	$49,151	$—	$—	$49,151
Total liabilities	$—	$49,151	$—	$—	$49,151

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for Level 3 assets and liabilities, for which significant unobservable inputs were used in determining each instrument’s fair value:

				Net
				Investment
				Gains/Loss in	Total
		Transfers	Transfers	Earnings	Gains/Losses
At	Beginning	Into	Out of	(Realized and	Included in					Ending
December 31, 2020	Balance	Level 3	Level 3	Unrealized)	Surplus	Purchases	Issuances	Sales	Settlement	Balance
	(in thousands)
Assets
Common stock	$7,039	$—	$—	$—	$—	$2,093	$—	$—	$—	$9,132
Totals	$7,039	$—	$—	$—	$—	$2,093	$—	$—	$—	$9,132

				Net
				Investment
				Gains/Loss in	Total
		Transfers	Transfers	Earnings	Gains/Losses
At	Beginning	Into	Out of	(Realized and	Included in					Ending
December 31, 2019	Balance	Level 3	Level 3	Unrealized)	Surplus	Purchases	Issuances	Sales	Settlement	Balance
	(in thousands)
Assets
Common stock	$8,978	$—	$—	$—	$—	$—	$—	$(1,939)	$—	$7,039
Totals	$8,978	$—	$—	$—	$—	$—	$—	$(1,939)	$—	$7,039

During 2020 and 2019, there were no significant transfers between fair value levels 1 and 2.

The tables below show the aggregate fair value for all of the Company’s financial instruments and their corresponding level within the fair value hierarchy. Since the SSAP No. 100 hierarchy only applies to items that are carried at fair value at the reporting date, the items in the previous tables are subsets of the amounts reported in the following tables.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

							Not
							Practicable
	Aggregate	Admitted					(Carrying
Type of Financial Instrument	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	NAV	Value)
	(in thousands)
At December 31, 2020
Bonds	$6,662,393	$5,735,202	$311,368	$6,351,025	$—	$—	$—
Preferred stock	2,528	2,337	—	2,528	—	—	—
Common stock	50,723	1,680,154	364	—	9,132	41,227	—
Mortgage loans	438,833	428,663	—	—	438,833	—	—
Real estate	52,991	53,248	—	52,991	—	—	—
Cash, cash equivalents and short-term investments	185,868	185,868	69,568	—	—	116,300	—
Derivative asset	231,951	231,951	38	231,913	—	—	—
Surplus notes	125,262	93,512	—	125,262	—	—	—
Other invested assets	121,235	121,330	—	—	—	108,909	12,326
Separate account assets	985,255	985,255	8,611	361,334	—	615,310	—

Derivative liability	151,458	151,458	—	151,458	—	—	—

Type or Class of Financial	Carrying	Effective	Maturity
Instrument	Value	Interest Rate	Date	Explanation
Other invested assets - Low income housing tax credits	$12,326	N/A	N/A	A

A – It was not practicable to determine the fair value of these financial instruments as a quoted market price is not available.

							Not
							Practicable
	Aggregate	Admitted					(Carrying
Type of Financial Instrument	Fair Value	Assets	(Level 1)	(Level 2)	(Level 3)	NAV	Value)
	(in thousands)
At December 31, 2019
Bonds	$6,093,467	$5,548,289	$273,515	$5,769,575	$50,377	$—	$—
Preferred stock	11,282	11,000	—	11,282	—	—	—
Common stock	39,459	1,525,065	529	—	7,039	31,891	—
Mortgage loans	500,444	494,202	—	—	500,444	—	—
Real estate	51,425	53,804	—	51,425	—	—	—
Cash, cash equivalents and short-term investments	214,675	214,675	91,875	—		122,800	—
Derivative asset	115,368	115,368	650	114,718	—	—	—
Surplus notes	120,613	93,719	—	120,613	—	—	—
Other invested assets	123,630	128,781	—	—	—	108,805	14,825
Separate account assets	892,467	892,467	14,180	332,193	—	546,094	—

Derivative liability	49,151	49,151	—	49,151	—	—	—

Type or Class of Financial	Carrying	Effective	Maturity
Instrument	Value	Interest Rate	Date	Explanation
Other invested assets - Low income housing tax credits	$14,825	N/A	N/A	A

A - It was not practicable to determine the fair value of these financial instruments as a quoted market price is not available

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

B. Fair Value (continued)

The tables below show investments measured using the NAV as the practical expedient (in thousands):

Type of Financial Instrument	Carrying Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
At December 31, 2020
Common Stock	41,227	-	Not applicable	Not applicable
Cash, cash equivalents and short-term investments	116,300	-	Not applicable	Not applicable
Other invested assets	108,909	28,294	Not applicable	Not applicable
Separate account assets	615,310	10,688	Not applicable or quarterly	Not applicable or 70 days

Type of Financial Instrument	Carrying Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
At December 31, 2019
Common Stock	31,891	-	Not applicable	Not applicable
Cash, cash equivalents and short-term investments	122,800	-	Not applicable	Not applicable
Other invested assets	108,805	35,854	Not applicable	Not applicable
Separate account assets	546,094	13,834	Not applicable or quarterly	Not applicable or 70 days

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments

The carrying value and the fair value of investments in bonds is summarized as follows:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
At December 31, 2020	Value	Gains	Losses	Value
	(in thousands)
Bonds:
U.S. government obligations	$247,806	$63,161	$—	$310,967
Government agencies, authorities and subdivisions	368,040	71,678		439,718
Corporate:
Asset backed securities	317,791	9,099	631	326,259
Communications	327,914	78,427	72	406,269
Consumer & retail	1,143,633	224,843	1,814	1,366,662
Financial institutions	632,756	124,415	188	756,983
Industrial and chemicals	598,450	124,322	246	722,526
REITS	105,591	9,267	172	114,686
Transportation	133,773	27,370	566	160,577
Utilities	608,994	88,648	4,021	693,621
Total corporate	3,868,902	686,391	7,710	4,547,583

Private placements	388,762	27,570	3,869	412,463
Mortgage-backed securities	861,692	90,266	296	951,662
Total bonds	$5,735,202	$939,066	$11,875	$6,662,393

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
At December 31, 2019	Value	Gains	Losses	Value
	(in thousands)
Bonds:
U.S. government obligations	$241,774	$31,743	$2	$273,515
Government agencies, authorities and subdivisions	417,761	52,965	179	470,547
Corporate:
Asset backed securities	275,556	5,716	719	280,553
Communications	328,612	46,211	310	374,513
Consumer & retail	1,034,599	117,084	2,786	1,148,897
Financial institutions	585,209	76,523	84	661,648
Industrial and chemicals	546,579	68,053	296	614,336
REITS	118,364	6,434	1,715	123,083
Transportation	125,760	14,335	70	140,025
Utilities	480,116	59,600	3,054	536,662
Total corporate	3,494,795	393,956	9,034	3,879,717

Private placements	378,144	21,948	1,308	398,784
Mortgage-backed securities	1,015,815	57,063	1,974	1,070,904
Total bonds	$5,548,289	$557,675	$12,497	$6,093,467

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2020, by contractual maturity, is as follows:

	Carrying	Fair
	Value	Value
	(in thousands)
Years to Maturity:
One or less	$152,456	$155,982
After one through five	767,223	828,406
After five through ten	817,018	940,387
After ten	3,136,813	3,785,956
Mortgage-backed securities	861,692	951,662
Total	$5,735,202	$6,662,393

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The gross unrealized gains and losses on, and the cost and fair value of, the Company’s investments in preferred and common stocks are summarized as follows:

		Gross	Gross
		Unrealized	Unrealized	Fair
At December 31, 2020	Cost	Gains	Losses	Value
	(in thousands)
Preferred stocks	$2,337	$191	$—	$2,528
Unaffiliated common stocks	45,433	5,428	138	50,723
Total stocks	$47,770	$5,619	$138	$53,251

		Gross	Gross
		Unrealized	Unrealized	Fair
At December 31, 2019	Cost	Gains	Losses	Value
	(in thousands)
Preferred stocks	$11,000	$282	$—	$11,282
Unaffiliated common stocks	38,757	1,208	506	39,459
Total stocks	$49,757	$1,490	$506	$50,741

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

The following table shows investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2020:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2020	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Bonds:
U.S. government obligations	$212	$—	$—	$—	$212	$—
Government agencies, authorities and subdivisions	—	—	—	—	—	—
Corporate:
Asset-backed securities	59,205	539	9,333	92	68,538	631
Communications	5,761	72	—	—	5,761	72
Consumer & retail	29,664	1,736	922	78	30,586	1,814
Financial institutions	12,010	188	—	—	12,010	188
Industrial and chemicals	22,745	213	2,697	33	25,442	246
REITS	2,411	172	—	—	2,411	172
Transportation	8,471	566	—	—	8,471	566
Utilities	63,307	1,375	9,881	2,646	73,188	4,021
Total corporate	203,574	4,861	22,833	2,849	226,407	7,710

Private placements	36,888	3,398	6,873	471	43,761	3,869
Mortgage-backed securities	3,615	149	97	147	3,712	296
Total bonds	244,289	8,408	29,803	3,467	274,092	11,875

Common stocks	—	—	129	138	129	138
Total bonds and stocks	$244,289	$8,408	$29,932	$3,605	$274,221	$12,013

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

The following table shows investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2019:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2019	Value	Losses	Value	Losses	Value	Losses
	(in thousands)
Bonds:
U.S. government obligations	$—	$—	$679	$2	$679	$2
Government agencies, authorities and subdivisions	8,284	179	312	—	8,596	179
Corporate:
Asset-backed securities	73,340	625	13,206	94	86,546	719
Communications	16,811	310	2,438	—	19,249	310
Consumer & retail	31,781	1,357	32,500	1,429	64,281	2,786
Financial institutions	15,220	72	14,988	12	30,208	84
Industrial and chemicals	8,373	96	12,629	200	21,002	296
REITS	—	—	4,112	1,715	4,112	1,715
Transportation	4,223	70	—	—	4,223	70
Utilities	19,656	247	15,404	2,807	35,060	3,054
Total corporate	169,404	2,777	95,277	6,257	264,681	9,034

Private placements	12,664	756	12,640	552	25,304	1,308
Mortgage-backed securities	66,921	702	50,059	1,272	116,980	1,974
Total bonds	257,273	4,414	158,967	8,083	416,240	12,497

Preferred stocks					—	—
Common stocks	11,637	195	529	311	12,166	506
Total bonds and stocks	$268,910	$4,609	$159,496	$8,394	$428,406	$13,003

The table below includes all loan-backed securities, for which the present value of the cash flows expected to be collected is less than the amortized cost basis:

Book/Adjusted
Carrying Value
	Amortized Cost			Amortized	Fair Value
	Before Current	Projected	Recognized	Cost After	at the Time
CUSIP:	Period OTTI	Cash Flows	OTTI	OTTI	of OTTI
(in thousands)

	$	$	$	$	$

Total	$—	$—	$—	$—	$—

The Company recorded $5.0 million, $11.2 million, and $3.6 million of other-than-temporary impairments on bonds in 2020, 2019, and 2018, respectively. There were no impairments recognized on common stock in 2020, 2019, or 2018.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Mortgage Loans and Real Estate

The distributions of mortgage loans and real estate at December 31 were as follows:

	2020	2019
Geographic Region
New England	3.6%	3.3%
Middle Atlantic	6.0%	8.9%
East North Central	12.7%	12.1%
West North Central	17.2%	16.0%
South Atlantic	3.5%	6.4%
East South Central	2.6%	2.3%
West South Central	6.1%	5.4%
Mountain	19.1%	17.0%
Pacific	29.2%	28.6%
Total	100.0%	100.0%

Property Type
Apartment	33.9%	30.0%
Retail	27.9%	26.0%
Office building	18.5%	19.5%
Industrial	14.0%	17.4%
Mixed use	2.5%	4.2%
Other commercial	3.2%	2.9%
Total	100.0%	100.0%

The Company applies a consistent and disciplined approach to evaluating and monitoring credit risk, and monitors credit quality on an ongoing basis. Quality ratings are based on internal evaluations of each loan’s specific characteristics considering a number of key inputs. The two most significant contributors to credit quality are debt service coverage and loan-to-value ratios. The debt service coverage ratio measures the amount of property cash flow available to meet annual interest and principal payments on debt. The loan-to-value ratio, commonly expressed as a percentage, compares the amount of the loan to the fair value of the underlying property collateralizing the loan.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

The following tables summarize the credit quality of the Company’s commercial mortgage loan portfolio based on loan-to-value (“LTV”) and debt service coverage ratios:

	Debt Service Coverage Ratios as of December 31, 2020
						Total
	2.0x and	1.5x to	1.25x to	1.0x to	Less than	Carrying
LTV Range	greater	1.99x	1.499x	1.249x	1.0x	Value
	(in thousands)
< 50%	$129,301	$21,611	$9,843	$3,733	$—	$164,488
50% - 60%	35,094	70,568	29,947	21,542	—	157,151
60% - 70%	31,500	39,494	—	—	607	71,601
70% - 80%	10,000	10,500	—	—	—	20,500
80% - 90%	—	—	—	—	—	—
> 90%	—	3,713	—	11,210	—	14,923
Total	$205,895	$145,886	$39,790	$36,485	$607	$428,663

	Debt Service Coverage Ratios as of December 31, 2019
						Total
	2.0x and	1.5x to	1.25x to	1.0x to	Less than	Carrying
LTV Range	greater	1.99x	1.499x	1.249x	1.0x	Value
	(in thousands)
< 50%	$102,173	$29,863	$29,753	$24,787	$—	$186,576
50% - 60%	108,450	54,157	10,981	8,430	—	182,018
60% - 70%	18,500	34,598	—	21,985	7,331	82,414
70% - 80%	—	13,680	11,394	—	—	25,074
80% - 90%	—	—	—	—	722	722
> 90%	—	3,713	11,210	—	2,475	17,398
Total	$229,123	$136,011	$63,338	$55,202	$10,528	$494,202

The distribution of the book value of mortgage loans, classified by scheduled year of contractual maturity as of December 31, 2020 and 2019, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	2020	2019
Due in 1 year or less	2.2%	6.5%
Due after 1 year through 3 years	10.7%	9.7%
Due after 3 years through 5 years	13.8%	9.0%
Due after 5 years through 10 years	44.2%	51.4%
Due after 10 years through 15 years	21.9%	13.8%
Due after 15 years	7.2%	9.6%
Total	100.0%	100.0%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

During 2020, the Company originated mortgage loans of $29.5 million. The minimum and maximum lending rates for mortgage loans originated during 2020 were 3.2% and 4.1%, respectively. The Company did not reduce the interest rate on any outstanding mortgage loan in 2020 or 2019. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money loans was 64%.

An age analysis of mortgage loans aggregated by type is as follows:

	2020		2019
	Commercial		Commercial
	All Other	Total	All Other	Total
(in thousands)
1. Recorded Investment (All)
(a) Current	$428,663	$428,663	$494,202	$494,202
(b) 30-59 Days Past Due	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—
2. Accruing Interest 90-179 Days Past Due
(a) Recorded Investment	—	—	—	—
(b) Interest Accrued	—	—	—	—
3. Interest Reduced
(a) Recorded Investment	—	—	—	—
(b) Number of Loans	—	—	—	—
(c) Percent Reduced	—%	—%	—%	—

Taxes, assessments and any amounts advanced and not included in the mortgage loans total were $26 thousand as of December 31, 2020 and 2019.

Investment in impaired loans with or without allowance for credit losses:

	2020		2019
	Commercial		Commercial
	All Other	Total	All Other	Total
	(in thousands)
1. With Allowance for Credit Losses	$—	$—	$—	$—
2. No Allowance for Credit Losses	3,713	3,713	3,713	3,713

Interest income on non-performing loans is generally recognized on a cash basis.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Additional disclosures regarding impaired loans are as follows:

	2020		2019
	Commercial		Commercial
	All Other	Total	All Other	Total
	(in thousands)
1. Average Recorded Investment	$3,713	$3,713	$6,662	$6,662
2. Interest Income Recognized	204	204	201	201
3. Recorded Investments on Nonaccrual Status	—	—	—	—
4. Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	186	186	186	186

The Company reviews loans for impairment based on several factors including, but not limited to, deteriorating market conditions, significant changes in debt coverage and loan-to-value ratios, and borrower specific credit issues. When the Company determines that, based on this current information and events, it is probable it will be unable to collect all amounts due according to the contractual terms, the Company measures an impairment based on the difference between the estimated fair market value of the underlying collateral less recovery costs and the recorded investment in the loan and records a valuation allowance for the impaired loan with a corresponding charge to unrealized gain or loss. The Company continues to accrue interest as due on these loans until such point it is deemed uncollectible. If there is a significant change in the estimated fair value of the collateral, then the valuation allowance is adjusted accordingly. If the impairment is deemed to be other than temporary in nature, a direct write-down of the loan is recognized as a realized loss. This new cost basis is not adjusted for subsequent change in the fair value of the underlying collateral. Loans that have been directly written down recognize interest income on a cash basis.

For loans classified as troubled debt restructuring, the Company may grant concessions related to the borrowers’ financial difficulties. Generally, these types of concessions include: 1) a modification to the payment terms in order for the borrower not to become delinquent on payments, 2) a refinance or extension of the maturity date at below current market terms, and/or 3) a reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the portfolio monitoring process, the Company may have recorded a specific valuation allowance prior to the quarter when the loan was modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly.

The Company had total recorded investments in restructured loans of $3.7 million as of December 31, 2020 and 2019. The cumulative realized capital loss pertaining to these restructured loans was $1.5 million as of December 31, 2020 and 2019. The Company had no non-performing loans (delinquent more than 90 days) as of December 31, 2020.

The Company donated a portion of a real estate property in 2019 and recognized a loss of $0.1 million, which was recorded in net realized capital gains and losses. No real estate property was donated in 2020.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Low Income Housing Tax Credit Properties

The Company invested in LIHTC properties of $12.3 million and $14.8 million as of December 31, 2020 and 2019, respectively, which is less than 10% of total admitted assets. The Company accounts for these investments using the proportional amortized cost method. In 2020, 2019, and 2018, amortization of $2.9 million, $3.1 million, and $6.1 million was included in net investment income, respectively. The Company recognized $2.2 million in tax credits and $0.6 million of other tax benefits in 2020, and $2.4 million in tax credits and $0.7 million of other tax benefits in 2019. The remaining holding periods on these investments vary with the longest being 9 years, and the Company anticipates full absorption of all LIHTC. The required holding period is 15 years. The LIHTC properties are not subject to any regulatory reviews. The Company did not recognize any impairments or write-downs during 2020 on the LIHTC investments. The Company has $0.6 million in remaining commitments to be funded over the next year.

Restricted Assets

The following table discloses the amount and nature of any assets pledged to others as collateral or otherwise restricted by the Company as of December 31, 2020 (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Restricted Asset	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Category	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
FHLB capital stock	$9,132	$—	$—	$—	$9,132	$7,039	$2,093	$9,132	0.09%	0.09%
On deposit with state	6,907	—	—	—	6,907	7,117	(210)	6,907	0.06%	0.07%
Pledged as collateral to FHLB (including assets backing funding agreements)	458,387	—	—	—	458,387	281,659	176,728	458,387	4.30%	4.36%
Pledged as collateral not captured in other categories	1,560	—	—	—	1,560	2,133	(573)	1,560	0.01%	0.01%
Other restricted assets	52,796	—	—	—	52,796	28,608	24,188	52,796	0.50%	0.50%
Total restricted assets	$528,782	$—	$—	$—	$528,782	$326,556	$202,226	$528,782	4.96%	5.03%

Below provides detail for those assets pledged as collateral not captured in other categories (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Description of	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Assets	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
Pledged assets for interest rate swaps	$1,560	$—	$—	$—	$1,560	$2,133	$(573)	$1,560	0.01%	0.01%
Total	$1,560	$—	$—	$—	$1,560	$2,133	$(573)	$1,560	0.01%	0.01%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Below provides detail for assets categorized as other restricted assets (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
			Total
		G/A	Separate							Admitted
		Supporting	Account	S/A Assets					Gross	Restricted
	Total	S/A	(S/A)	Supporting			Increase/	Total Current	Restricted	to Total
Description of	General	Restricted	Restricted	G/A Activity	Total	Total From	(Decrease)	Year Admitted	to Total	Admitted
Assets	Account (G/A)	Assets (a)	Assets	(b)	(1 plus 3)	Prior Year	(5 minus 6)	Restricted	Assets	Assets
Cash collateral pledged for counterparties with derivative exposure	$52,796	$—	$—	$—	$52,796	$28,608	$24,188	$52,796	0.50%	0.50%
Total	$52,796	$—	$—	$—	$52,796	$28,608	$24,188	$52,796	0.50%	0.50%

Net Investment Income

Major categories of the Company’s net investment income are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Income
Bonds	$249,994	$258,614	$258,138
Preferred stocks	360	462	462
Common stocks, unaffiliated	1,753	2,369	2,915
Mortgage loans	18,933	23,501	22,865
Real estate (1)	11,666	10,424	14,560
Policy loans	24,535	26,356	27,405
Short-term investments and cash	298	1,056	1,712
Other invested assets	23,009	21,998	31,459
Derivative instruments	25,934	56,534	(19,079)
Other	91	120	65
Total investment income	356,573	401,434	340,502
Expenses
Depreciation	5,900	5,997	9,140
Interest expense	43,970	40,282	24,918
Other	17,627	17,997	19,731
Total investment expenses	67,497	64,276	53,789
Net investment income	$289,076	$337,158	$286,713

(1) Includes amounts for the occupancy of company-owned property of $7,958, $7,338, and $6,709 in 2020, 2019, and 2018, respectively.

There was no nonadmitted accrued investment income at December 31, 2020 and 2019.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Net Realized Gains and Losses

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Bonds and other debt securities
Gross gains	$5,570	$4,135	$2,076
Gross losses	(8,976)	(12,388)	(5,084)
Common stocks, unaffiliated
Gross gains	753	1,292	416
Gross losses	(618)	(1,544)	(235)
Partnerships
Gross gains	112	94	—
Gross losses	(10,443)	(17)	(7,633)
Other
Gross gains	90	616	335
Gross losses	(1,139)	(2,552)	(5,533)
Net realized capital losses	(14,651)	(10,364)	(15,658)
Amount transferred to IMR, net of tax	(1,836)	(1,038)	(592)
	(16,487)	(11,402)	(16,250)
Less federal income taxes on realized capital gains after effect of transfer to IMR	(1,558)	(2,387)	1,280
Net realized capital losses	$(18,045)	$(13,789)	$(14,970)

Loan-Backed Securities

Prepayment assumptions used in the calculation of the effective yield and valuation of loan-backed bonds and structured securities are based on available industry sources and information provided by lenders. The retrospective adjustment methodology is used for the valuation of securities held by the Company.

Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company recorded $9.9 million, $0.0 million, and $7.6 million of impairments on non-public limited partnerships in 2020, 2019 and 2018, respectively. These limited partnerships have underlying characteristics of preferred and common stock. Fair values utilized in determining impairments were determined by the Company based on the limited partnerships’ operating results.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

C. Investments (continued)

Repurchase Agreements

The Company periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings as the securities received at the end of the repurchase period are identical to the securities transferred. Any repurchase liability is included in other liabilities. There were no open transactions at December 31, 2020 or 2019.

Prepayment Penalty and Acceleration Fees

For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), below are the number of CUSIPs sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee:

At December 31, 2020
General Account
(in thousands)
Number of CUSIPs	33
Aggregate amount of investment income (in thousands)	$5,016

D. Nonadmitted Assets

The Company’s nonadmitted assets at December 31 are as follows:

	2020	2019
	(in thousands)
Net deferred tax asset	$—	$9,040
Furniture and equipment	13,339	16,348
Software applications	113,146	109,130
Prepaid expenses	10,913	10,394
Other	2,934	3,379
Total nonadmitted assets	$140,332	$148,291

E. Reinsurance

The Company reinsures certain risks assumed in the normal course of business. Effective in March 2018, for certain indexed universal life products, the Company may retain up to $4 million of risk on an individual life. For other individual life products sold on or after August 16, 2004, the Company generally retains no more than $2 million of risk on any person (excluding accidental death benefits and dividend additions). For individual life products sold after 2001 but prior to August 16, 2004, the Company generally retains no more than $1 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements with various reinsurers. Total premiums from direct business were $540.5 million, $529.0 million, and $566.3 million in 2020, 2019, and 2018, respectively. Of those direct premiums, individual life premiums ceded were $151.8 million, $176.9 million, and $178.5 million for the years ended December 31, 2020, 2019, and 2018, respectively, and are included as a reduction of premium and annuity considerations. Total individual life insurance ceded was $27.3 billion and $28.1 billion of the $54.0 billion and $50.2 billion in force at December 31, 2020 and 2019, respectively. The Company has assumed a small amount of yearly renewable term reinsurance from non-affiliated insurers.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

E. Reinsurance (continued)

At December 31, 2020 and 2019, neither the Company nor any of its representatives, officers, trustees, or directors had more than 10% ownership of or direct or indirect control over any non-affiliated reinsurers, and there were no policies reinsured outside the United States with companies owned or controlled by an affiliated entity. There were no unilaterally cancelable reinsurance agreements (for reasons other than for nonpayment of premium or other similar credits) in effect at December 31, 2020 and 2019. The Company’s largest reserve credit with a non-affiliate as of December 31, 2020 and 2019 was with Hannover Life Reinsurance Company of America for $448.6 million and $434.2 million, respectively.

No reinsurance agreements were in force at December 31, 2020 and 2019 which would likely result in a payment to the reinsurer in excess of the total direct premiums collected.

Effective July 1, 2015 the Company entered into a coinsurance with funds withheld agreement with Catamount domiciled under the laws of the state of Vermont.  The agreement is for Catamount to reinsure National Life’s Closed Block policies, which includes policies that were in force and had existing reserves established by the Company as of the effective date of the agreement. The following table illustrates the amounts the Company ceded under the reinsurance treaty:

	2020	2019
	(in thousands)
Insurance in-force	$4,035,197	$4,338,693
Premiums	59,775	72,036
Policy Reserves	2,548,731	2,691,783

Effective December 31, 2017, the Company entered into a reinsurance agreement with an unaffiliated reinsurer to cede reserves totaling $392.5 million, which included in-force term and guaranteed universal life business on a coinsurance basis and additional traditional life and universal life on a yearly renewable term basis. The following table illustrates the amounts the Company ceded under the reinsurance treaty:

	2020	2019
	(in thousands)
Insurance in-force	$7,903,194	$8,276,105
Premiums	39,094	46,450
Policy Reserves	446,953	432,696

Disability income products are significantly reinsured, primarily with Unum Provident Corporation (“UNUM”). All amounts reinsured by UNUM are on a modified coinsurance basis. The Company ceded 50% of the experience risk on open claims as of 1/1/1991 to UNUM. Interest is paid to UNUM on these reserves at a rate of 9.44%. The Company ceded 80% of the experience risk on the remaining reserves reinsured with UNUM post 1/1/1991. Interest is paid to UNUM on these reserves at a rate of 6.98%. Total disability income premiums ceded in 2020, 2019, and 2018 were $12.8 million, $14.1 million, and $15.0 million, respectively.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

E. Reinsurance (continued)

In 2020, 2019, and 2018, there were no reinsurance assumption changes to life insurance and annuity products.

The Company would be liable with respect to any ceded insurance should any reinsurer be unable to meet its assumed obligations.

The Company’s reinsurance treaties meet risk transfer criteria to qualify for reinsurance accounting treatment as prescribed by the Department.

F. Federal Income Taxes

The components of the net deferred tax asset (“DTA”)/ (liability) at December 31 are as follows:

	2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in thousands)
Gross deferred tax assets	$152,404	$7,824	$160,228	$155,167	$7,922	$163,089
Valuation allowance	—	—	—	—	—	—
Adjusted gross deferred tax assets	152,404	7,824	160,228	155,167	7,922	163,089
Nonadmitted deferred tax asset	—	—	—	(9,040)	—	(9,040)
Net deferred tax asset	152,404	7,824	160,228	146,127	7,922	154,049

Gross deferred tax liabilities	(70,279)	(9,497)	(79,776)	(64,962)	(5,000)	(69,962)
Net admitted deferred tax asset	$82,125	$(1,673)	$80,452	$81,165	$2,922	$84,087

	Change
	Ordinary	Capital	Total
	(in thousands)
Gross deferred tax assets	$(2,763)	$(98)	$(2,861)
Valuation allowance	—	—	—
Adjusted gross deferred tax assets	(2,763)	(98)	(2,861)
Nonadmitted deferred tax asset	9,040	—	9,040
Net deferred tax asset/ (liability)	6,277	(98)	6,179
	—	—	—
Gross deferred tax liabilities	(5,317)	(4,497)	(9,814)
Net admitted deferred tax asset/ (liability)	$960	$(4,595)	$(3,635)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

F. Federal Income Taxes (continued)

The admission calculation components at December 31 are as follows:

	2020			2019
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(in thousands)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$80,111	$2,906	$83,017	$81,131	$2,956	$84,087
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	80,111	2,906	83,017	81,131	2,956	84,087
2. Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	372,548	N/A	N/A	330,436
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets) offset by gross deferred tax liabilities	72,293	4,918	77,211	64,997	4,966	69,963
Deferred tax assets admitted as the result of application of SSAP 101	$152,404	$7,824	$160,228	$146,128	$7,922	$154,050

	Change
	Ordinary	Capital	Total
	(in thousands)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$(1,020)	$(50)	$(1,070)
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(1,020)	(50)	(1,070)
2. Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	42,112
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets) offset by gross deferred tax liabilities	7,296	(48)	7,248
Deferred tax assets admitted as the result of application of SSAP 101	$6,276	$(98)	$6,178

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

F. Federal Income Taxes (continued)

At December 31, 2020 and 2019, the following ratio percentages were used to determine recovery period and threshold limitation:

	2020	2019
	(dollars in thousands)
Ratio percentage	15%	15%
Total adjusted capital exDTA	$2,709,234	$2,392,495

At December 31, 2020 and 2019, tax planning strategies had the following impact on deferred tax assets:

	2020		2019
	Ordinary	Capital	Ordinary	Capital
	(in thousands)
Adjusted gross DTAs	$152,404	$7,824	$155,167	$7,922
Percentage of total gross deferred tax assets	—%	100%	—%	100%
Net admitted adjusted gross DTAs	$152,404	$7,824	$146,128	$7,922
Percentage of total net admitted deferred tax assets	—%	37%	—%	100%

	Change
	Ordinary	Capital
	(in thousands)
Adjusted gross DTAs	$(2,763)	$(98)
Percentage of total gross deferred tax assets	—%	—%
Net admitted adjusted gross DTAs	$6,276	$(98)
Percentage of total net admitted deferred tax assets	—%	(63)%

The Company’s tax-planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities pursuant to SSAP No. 101, Income Taxes at December 31, 2020.

Federal current income taxes incurred consists of the following major components:

	2020	2019	Change
	(in thousands)
Tax benefit on operations	$(22,750)	$(9,429)	$(13,321)
Tax expense (benefit) on realized capital gains/losses	1,558	2,471	(913)
Tax credits	(2,157)	(4,125)	1,968
Total current income benefit incurred	$(23,349)	$(11,083)	$(12,266)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

F. Federal Income Taxes (continued)

The components of deferred tax assets and liabilities are as follows:

	2020	2019	Change
	(in thousands)
Deferred Tax Assets:
Ordinary
Reserves	$50,320	$53,763	$(3,443)
Deferred acquisition costs	37,794	35,045	2,749
Policyholder dividends	1,553	1,629	(76)
Fixed assets	26,562	26,350	212
Employee benefits	31,168	33,615	(2,447)
Other	5,007	4,765	242
Subtotal	152,404	155,167	(2,763)
Nonadmitted deferred tax assets	—	(9,040)	9,040
Admitted ordinary deferred tax assets	152,404	146,127	6,277
Capital
Capital invested assets	7,824	7,922	(98)
Nonadmitted deferred tax assets	—	—	—
Admitted capital deferred tax assets	7,824	7,922	(98)
Total admitted deferred tax assets	160,228	154,049	6,179

Deferred Tax Liabilities:
Ordinary
Ordinary invested assets	14,231	12,163	2,068
Fixed assets	18,459	16,203	2,256
Deferred and uncollected premiums	7,878	8,626	(748)
Reserves	13,636	16,381	(2,745)
Real estate	7,402	6,006	1,396
Other	8,673	5,583	3,090
Total deferred tax liabilities	70,279	64,962	5,317
Capital
Capital invested assets	9,497	5,000	4,497
Total deferred tax liabilities	79,776	69,962	9,814

Net admitted deferred tax asset	$80,452	$84,087	$(3,635)

Effective March 27, 2020, the U.S. enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) into law. With respect to this legislation, the Company filed a net operating loss carryback claim resulting in a $5.6 million tax benefit recorded in the current year.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

F. Federal Income Taxes (continued)

The Company’s total provision for income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to pretax income. The significant items causing this difference are as follows:

	2020	2019
	(in thousands)
Permanent Differences:
Pretax income computed at statutory rate	$916	$6,251
Amortization of IMR	(606)	(625)
Prior year taxes	(363)	(134)
Tax rate change	(5,637)	462
Dividends received deduction	(414)	(520)
COLI	(2,019)	(1,959)
Intercompany management fee	(408)	(96)
Tax credits	(2,158)	(2,407)
Reinsurance gain in surplus	(2,879)	(2,973)
Other permanent differences	(302)	357
Total	$(13,870)	$(1,644)

Total current income taxes incurred	(23,349)	(11,083)
Adjusted (increase) decrease in net deferred taxes	9,479	9,439
Total	$(13,870)	$(1,644)

The Company recognizes income tax benefits and any related reserves in accordance with SSAP No. 5R, “Liabilities, Contingencies and Impairment of Assets”, as modified by paragraph 3.a. of SSAP No. 101. Currently, the Company only files income tax returns in the United States.

The Company is no longer subject to US federal, state, and local income tax examinations by tax authorities for years prior to 2017.

As of 2020, there are no unrecognized tax benefits for the Company. It is likely there will be no significant change in the amount of unrecognized tax benefits within the next twelve months.

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2020 and 2019, the Company recognized $0.4 million and $0.1 million, as expense for interest and penalties, respectively. The Company had approximately $0.0 million and $0.6 million accrued for interest and penalties at December 31, 2020 and 2019, respectively.

As of December 31, 2020, the Company has no operating loss or tax credit carryforwards available. There were no income taxes incurred in the current year and prior years that will be available for recoupment in the event of future net losses.

The Company’s federal income tax return is consolidated with the following entities: LSW, Catamount, Longhorn, NLHC, NLVF, Sentinel Asset Management, Inc. (“SAMI”), Sentinel Administrative Services, Inc., and Equity Services, Inc. The method of allocation for federal income tax expense between the companies is pursuant to a written agreement. Allocation is based upon separate return calculations with current benefit for net losses and tax credits to the extent utilized in the consolidated income tax return. Intercompany tax balances are settled quarterly.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

G. Information Concerning Parent, Subsidiaries and Affiliates

During 2016, Longhorn Reinsurance Company was formed as a direct subsidiary of National Life. Longhorn commenced business on August 17, 2016 as a special purpose financial insurance company domiciled and licensed in the state of Vermont for the purpose of entering into reinsurance transactions with LSW. NLIC made an initial capital contribution to Longhorn of $22 million, comprised of 5 million shares at $1 par value per share, and $17 million additional paid in capital. NLIC procured a letter of credit (“LOC”) for the account of Longhorn, which will pay an ongoing procurement fee to NLIC for the LOC and agree to reimburse NLIC for any draw on the LOC. The LOC has a face amount of $60.0 million as of December 31, 2020. During 2019, ownership of Longhorn was transferred as a dividend from the Company to NLVF.

In 2020, there were capital contributions totaling $160.5 million from NLVF to National Life, which included a cash capital contribution of $115 million, and a capital contribution of $45.5 million, comprised of $8.0 million cash and a partnership investment with a fair value of $37.5 million. In 2020, there was a capital contribution of $45.5 million, comprised of $8.0 million cash and a partnership investment with a fair value of $37.5 million, from National Life to LSW. In 2019, there was a cash capital contribution of $75.0 million from National Life to LSW.

The Company owns 100% of LSW, whose carrying value exceeds 10% of the admitted assets of the Company. NLIC carries LSW at statutory equity less surplus notes issued of $30 million in accordance with SSAP 97 Investments in Subsidiary, Controlled and Affiliated Entities. At December 31, 2020 the statement value of LSW’s assets and liabilities were $25,868.5 million and $24,209.0 million, respectively. LSW’s net income was $162.3 million for the year ended December 31, 2020.

All intercompany transactions are settled on a current basis. Amounts receivable or payable at December 31 generally represent year end cost allocations, reinsurance transactions, and income taxes and are included in the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus. There was $28.7 million payable to LSW as of December 31, 2020 and $41.9 million payable to LSW as of December 31, 2019.

Pursuant to the Company’s expense sharing agreement with LSW, in which LSW will reimburse the Company for administrative and other general expenses associated with services provided by NLIC, the Company received reimbursement of $265.7 million and $282.0 million for the years ended December 31, 2020 and December 31, 2019, respectively.

No guarantees or undertakings on behalf of an affiliate resulting in a material contingent exposure of the Company’s assets or liabilities existed at December 31, 2020 and 2019.

The Company and several of its subsidiaries and affiliates share common facilities and employees. Expenses are periodically allocated according to specified reimbursement agreements. The Company had no agreements in place at December 31, 2020 or 2019 to potentially move non-admitted assets into the parent or other affiliates.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans

The Company sponsors a frozen non-contributory qualified defined benefit plan that provided benefits to employees in the Career channel general agencies. The plan was amended effective January 1, 2004 to freeze plan benefits. No new participants were admitted to the plan after December 31, 2003, and there were no increases in benefits after December 31, 2003 for existing participants. This pension plan is separately funded. Plan assets are primarily mutual funds and bonds held in a Company separate account and funds invested in a group variable annuity contract held in the general account of National Life. None of the securities held in the Company’s separate account were issued by the Company.

The Company sponsors other pension plans including a non-contributory defined benefit plan for National Life career general agents who met the eligibility requirements to enter the plan prior to January 1, 2005. These plans are non-qualified and are not separately funded.

The Company sponsors defined benefit postemployment plans that provide medical benefits to agency staff and agents. Medical coverage is contributory; with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The postemployment plans are not separately funded, and the Company, therefore, pays for plan benefits from operating cash flows. The costs of providing these benefits are recognized as they are earned.

The Company also sponsors various defined contribution and deferred compensation plans.

The following tables show the plans’ combined funded status at December 31:

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
	(in thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$72,660	$74,553	$81,720	$1,162	$1,186	$1,596
Service cost	1	176	—	—	—	—
Interest cost	2,167	2,837	2,712	37	46	55
Plan participants’ contributions		—	—	129	126	126
Actuarial losses (gains)	5,640	8,490	(2,681)	207	56	(339)
Benefits paid	(7,138)	(7,301)	(7,198)	(258)	(252)	(252)
Settlement	—	(6,095)	—	—	—	—
Benefit obligation, end of year	73,330	72,660	74,553	1,277	1,162	1,186
Change in plan assets:
Fair value of plan assets, beginning of year	15,864	13,536	14,387	—	—	—
Actual return on plan assets	2,139	2,539	(431)	—	—	—
Employer contributions	6,283	13,185	6,778	129	126	126
Plan participants’ contributions	—	—	—	129	126	126
Benefits paid	(7,138)	(7,301)	(7,198)	(258)	(252)	(252)
Settlement	—	(6,095)	—	—	—	—
Fair value of plan assets, end of year	17,148	15,864	13,536	—	—	—
Funded status	$(56,182)	$(56,796)	$(61,017)	$(1,277)	$(1,162)	$(1,186)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
	(in thousands)
Amounts recognized in the balance sheets
Pension and other post-retirement benefit obligations liability	$25,622	$28,750	$35,593	$1,714	$1,866	$2,030
Minimum pension liability	30,560	28,046	25,424	(437)	(704)	(844)
Net amount recognized	$56,182	$56,796	$61,017	$1,277	$1,162	$1,186
Pension and other post-retirement benefit obligations liability	$(56,182)	$(56,796)	$(61,017)	$(1,277)	$(1,162)	$(1,186)
Amounts recognized in unassigned funds (surplus)
Net transition asset or obligations	$—	$—	$—	$—	$—	$—
Net actuarial (gain) loss	30,560	28,046	25,424	(437)	(704)	(844)
Net prior service costs (benefits)	—	—	—	—	—	—
Net amount recognized	$30,560	$28,046	$25,424	$(437)	$(704)	$(844)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost at December 31 were as follows:

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
	(in thousands)
Adjustments to Unassigned Funds (Surplus)
Items not yet recognized as a component of net periodic cost - prior year	$28,046	$25,424	$28,498	$(704)	$(844)	$(532)
Net transition asset or obligation recognized	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	—	—	—	—
Net gain or loss arising during the period	4,314	6,651	(1,347)	207	57	(339)
Net gain or loss recognized	(1,800)	(4,029)	(1,727)	60	83	27
Items not yet recognized as a component of net periodic cost - current year	$30,560	$28,046	$25,424	$(437)	$(704)	$(844)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
	(in thousands)
Components of Net Periodic Benefit Cost
Service cost	$1	$176	$—	$—	$—	$—
Interest cost	2,167	2,837	2,712	37	46	55
Expected return on plan assets	(813)	(700)	(903)	—	—	—
Amortization of unrecognized transition obligation or transition asset	—	—	—	—	—	—
Amortization of unrecognized gains and losses	1,800	1,513	1,727	(60)	(83)	(27)
Amount of prior service cost recognized	—	—	—	—	—	—
Gain or loss recognized due to settlement	—	2,529	—	—	—	—
Net periodic benefit cost	$3,155	$6,355	$3,536	$(23)	$(37)	$28

Over the next year, the estimated amount of amortization from unassigned funds into net periodic benefit cost related to net actuarial gains is $2.1 million. There will be no amortization from unassigned funds into net periodic benefit cost related to prior service costs next year.

The total accumulated benefit obligation was $73.3 million, $71.3 million, and $74.0 million at December 31, 2020, 2019 and 2018, respectively.

In 2020, 2019, and 2018, there was no admitted intangible pension asset.

	Pension Benefits			Other Benefits
	2020	2019	2018	2020		2019		2018
The actuarial assumptions used in determining the benefit obligation at the measurement date:
a. Discount rate	2.20%	3.10%	4.10%	2.20%		3.10%		4.10%
b. Rate of compensation increase	5.00%	5.00%	5.00%	N/A	%	N/A	%	N/A	%
Weighted-average assumptions used to determine net periodic pension cost:
a. Discount rate	3.10%	4.10%	3.40%	3.10%		4.10%		3.40%
b. Rate of compensation increase	5.00%	5.00%	5.00%	N/A	%	N/A	%	N/A	%
c. Expected long-term rate of return on plan assets	5.30%	5.30%	6.50%	N/A	%	N/A	%	N/A	%

The projected health care cost trend rate (“HCCTR”) was 5.0% for 2020, 2019 and 2018. The HCCTR of 5.0% is the ultimate trend rate.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. Increasing the assumed HCCTR by one percentage point in each year would increase the accumulated postretirement benefit obligation (“APBO”) for the remaining plan by approximately $90 thousand and increase the service and interest cost of net periodic postretirement benefit cost by approximately $2 thousand. Decreasing the assumed HCCTR by one percentage point in each year would reduce the APBO by approximately $81 thousand and the service and interest cost of net periodic postretirement benefit cost by approximately $2 thousand.

The Company uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

Plan assets are invested as follows:

	December 31,
	2020	2019
Plan Asset Category
Fixed Income	97%	90%
Group annuity contract and other	3%	10%
Total	100%	100%

The primary objective is to maximize long-term total return within the investment policy and guidelines. The Company’s investment policy for the plan assets associated with the separately funded plans is to maintain a target allocation of approximately 90%-100% fixed income and 0-10% alternative investments when measured at fair value.

The Company’s expected long-term rate of return of 4.7% is based upon the combination of current asset mix and the Company’s historical and projected experience on long-term projections by investment research organizations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

The concentrations of credit risk associated with the plan assets are shown in the table below:

		2020	2019
		(in thousands)
Fixed income	Aerospace/Defense	240	420
	Airlines	26	27
	Automotive	108	97
	Banking	1,068	1,551
	Cable	259	262
	Chemicals	165	144
	Consumer products	250	532
	Food and Beverage	392	525
	Government agency	939	1,015
	Health Care	332	421
	Housing	464	434
	Insurance - Health	182	151
	Insurance - Property and Casualty	502	721
	Insurance - Life	254	216
	Independent	131	116
	Integrated	213	186
	Local authorities	469	432
	Machine Construction	—	113
	Manufacturing	633	119
	Media	271	234
	Metals/Mining	485	404
	Midstream	131	124
	Pharmaceuticals	653	645
	Railroads	284	654
	Real Estate Investment Trusts	169	157
	Retailers	167	358
	Technology	347	917
	Transportation	509	428
	Utilities	392	1,312
	Wireless	156	134
	Wirelines	226	200
	Bond Funds	6,211	1,004
	Total fixed income	16,628	14,053
Partnerships		—	983
Cash		288	562
Group annuity		142	16
	Total investments (1)	$17,058	$15,614

(1)	The difference to total plan assets of $17,148 in 2020 and $15,864 in 2019 shown in the changes in plan assets are accruals for income and liabilities.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

The valuation techniques used for the plan assets are:

Corporates - Corporate bonds are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. Corporate bonds are categorized as Level 2 in the fair value hierarchy. Bond mutual funds that are traded daily and have a readily determinable net asset value are not categorized in the fair value hierarchy.

Partnerships - Investments in limited partnerships do not have a readily determinable fair value, and, as such, the Company values them at its pro-rata share of the limited partnership’s net asset value, or its equivalent. Investments in limited partnerships are not categorized in the fair value hierarchy.

Group annuity - This category consists of an investment in a National Life group variable annuity contract. The contract is carried at amortized cost, which approximates fair value. These assets are categorized in Level 2 of the hierarchy.

The valuation of plan assets for 2020 are as follows:

2020 Fair Value	Level 1	Level 2	Level 3	NAV	Total
	(in thousands)
Assets
Corporates	$—	$10,507	$—	$6,211	$16,718
Cash	288	—	—	—	288
Group annuity	—	142	—	—	142
Total assets	$288	$10,649	$—	$6,211	$17,148
Liabilities
Total liabilities	—	—	—	—	—
Total plan assets	$288	$10,649	$—	$6,211	$17,148

The valuation of plan assets for 2019 are as follows:

2019 Fair Value	Level 1	Level 2	Level 3	NAV	Total
	(in thousands)
Assets
Corporates	—	$13,299	$—	$1,004	$14,303
Partnerships	—	—	—	983	983
Cash	562	—	—	—	562
Group annuity	—	16	—	—	16
Total assets	$562	$13,315	$—	$1,987	$15,864
Liabilities
Total liabilities	—	—	—	—	—
Total plan assets	$562	$13,315	$—	$1,987	$15,864

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

During 2020 and 2019, there were no significant transfers between fair value Levels 1 and 2.

Projected benefit payments for defined benefit obligations for each of the five years following December 31, 2020, and in aggregate for the five years thereafter is as follows:

	Pension	Other Benefit	Total
Year	Payments	Payments	Payments
	(in thousands)
2021	$7,310	$131	$7,441
2022	6,568	125	6,693
2023	5,987	118	6,105
2024	5,602	112	5,714
2025	5,368	105	5,473
2026-2030	22,592	429	23,021

The Company’s general policy is to contribute the regulatory minimum required amount into its separately funded defined benefit pension plan. However, the Company may elect to make larger contributions subject to maximum contribution limitations. The Company’s expected contribution for 2021 into its separately funded defined benefit pension plan for agency employees is approximately $0.3 million.

The Company participates in a 401(k) plan for its employees. Employees earning less than a specified amount and hired prior to January 1, 2021 receive a 75% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. Employees earning more than a specified amount will receive a 50% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. On December 14, 2020, the Company announced that employees hired on or after January 1, 2021 will receive a 100% match up to 6% of an employee’s salary, subject to maximum contribution guidelines. Additional employee voluntary contributions may be made to the plans subject to contribution guidelines. Vesting and withdrawal privilege schedules are attached to the Company’s matching contributions. Plan assets invested in the mutual funds are outside the Company and, as such, are excluded from the Company’s assets and liabilities. The Company’s contribution to the 401(k) plans for its employees for the years ended December 31, 2020, 2019, and 2018, was $0.5 million, $0.6 million, and $0.6 million respectively.

The Company also provides a 401(k) plan for its regular full-time agents. The Company makes an annual contribution equal to 6.1% of an agent’s compensation up to the Social Security taxable wage base plus 7.5% of the agent’s compensation in excess of the Social Security taxable wage base. In addition, the agent may elect to defer a portion of the agent’s compensation, up to the legal limit on elective deferrals, and have that amount contributed to the plan. Total annual contributions cannot exceed certain limits which vary based on total agent compensation. The Company’s match on the agents’ 401(k) plan was $1.3 million, $1.2 million, and $1.1 million for the years ended December 31, 2020, 2019, and 2018, respectively.

For all of the Company’s defined contribution plans, accumulated funds may be invested by the employee in a group annuity contract issued by the Company or in mutual funds (several of which are sponsored by an affiliate of the Company).

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

H. Benefit Plans (continued)

The Company participates in plans that are sponsored by its parent company, NLVF. The Company has no ongoing obligation in connection with these plans outside of contributing towards the annual cost for the Company’s employees who participate in these plans. The Company expense in connection with these plans was $3.0 million, $4.6 million, and $13.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.

I. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations

In July 2018, the Company issued surplus notes with a principal balance of $350 million that mature in 2068. These surplus notes will accrue interest at a fixed rate of 5.25% until July 18, 2048, and thereafter at a floating rate equal to the Three-month USD LIBOR rate (or a substitute or successor base rate that is most comparable to such rate, to be determined pursuant to the terms of the notes) plus 3.314%. The surplus notes are redeemable by the Company on or after July 19, 2048. The notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are administered by The Depository Trust Company. The interest on these notes is scheduled to be paid semiannually on January 19 and July 19 of each year. In April 2019, the Company issued an additional $128 million of the 2068 5.25% surplus notes. After including $22.1 million issued in a 2018 exchange transaction discussed below, a total of $500 million of 2068 5.25% surplus notes were issued. The Company paid interest of $26.3 million in 2020 and had $11.8 million of unapproved interest that was not accrued at December 31, 2020.

The Company has outstanding surplus notes with a principal balance of $168.0 million, bearing interest at 10.5% and a maturity date of September 15, 2039. These surplus notes were originally issued at $200 million in exchange for cash. During 2020 and 2019, the Company repurchased $0.0 million and $1.2 million of the notes, respectively. The notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are administered by The Depository Trust Company. The interest on these notes is scheduled to be paid semiannually on March 15 and September 15 of each year. The Company paid $17.6 million in 2020 and had $5.2 million of unapproved interest that was not accrued at December 31, 2020. Total principal and interest paid on the surplus note is $262.2 million.

All surplus notes are unsecured and subordinated in right of payment to all present and future indebtedness, policy claims and prior claims and rank pari passu with any future surplus notes, and any redemption payment may be made only with prior approval of the Commissioner, whose approval will only be granted if, in the judgment of the Commissioner, the financial condition warrants the making of such payments. The notes shall not be entitled to any sinking fund.

In July 2018, National Life also completed an exchange transaction, in which it issued an additional $22.1 million of the 5.25% surplus notes in exchange for its 10.5% surplus notes, originally issued in 2009, with a principal balance of $12.8 million. The discount at the time of the exchange, $9.3 million, will be recognized in interest expense over the life of the 5.25% surplus notes.

The Company has outstanding 2.5 million common stock $1 par shares. The shares are wholly-owned by its parent NLVF. At the time of issuance, the Company recorded $5.0 million of additional paid-in-capital. At December 31, 2020 and 2019, the Company had 2.5 million shares authorized and outstanding. All shares are Class A shares. No preferred stock has been issued.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

I. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations (continued)

NLHC, a stock holding company, currently owns all the outstanding shares of NLVF, which in turn currently owns all the outstanding shares of the Company. NLHC currently has no other significant assets, liabilities or operations other than that related to its ownership of NLVF’s outstanding stock. Similarly, NLVF currently has no significant assets or operations other than those related to investments funded by a 2002 dividend from the Company, issuance of $200.0 million in debt financing in 2003, issuance of an additional $75.0 million in debt financing in 2005, as the sponsor of certain employee related benefit plans, and its ownership of National Life’s outstanding stock. Under the terms of the mutual holding company reorganization described in Note A, NLHC must always hold a majority of the voting shares of NLVF.

Policyowner surplus is restricted by required statutory surplus of $5.0 million in the state of VT, other state permanent surplus (guaranty fund) requirements of $500,000, and special surplus amounts required by the State of New York in connection with variable annuity business. Special surplus funds were $14.0 million and $11.5 million as of December 31, 2020 and 2019, respectively.

In 2020, the Company paid no dividends. In 2019, the Company declared dividends to NLVF totaling $210 million, which included a $28 million dividend paid in August 2019, the transfer of its ownership of Longhorn to NLVF as a dividend valued at $22 million, and a dividend of $160 million declared as of December 31, 2019, which was paid in February 2020.  Certain dividends declared by the Company in excess of the greater of net gain from operations or 10% of statutory surplus require pre-approval by the Commissioner. Within the limitations of the above, there are no restrictions placed on the portion of the Company’s profits that may be paid as ordinary dividends to the shareholder. No stock is held for special purposes.

In 2020, there were capital contributions totaling $160.5 million from NLVF to National Life, which included a cash capital contribution of $115 million, and a capital contribution of $45.5 million, comprised of $8.0 million cash and a partnership investment with a fair value of $37.5 million. The Company did not receive any capital contributions during 2019.

As of December 31, 2020, the Company had securities of $6.9 million in insurance department special deposit accounts.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

J. FHLB Agreements

The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”), which provides National Life with access to a secured asset-based borrowing capacity. It is part of the Company's strategy to utilize this borrowing capacity for funding agreements and for backup liquidity.  The proceeds have been invested in a pool of fixed and floating rate income assets.

Further information regarding our FHLB agreements is as follows:

FHLB Capital Stock – Aggregate Totals

	General
At December 31, 2020	Account	Total
	(in thousands)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	2,080	2,080
Activity Stock	6,149	6,149
Excess Stock	903	903
Aggregate Total	$9,132	$9,132

Actual or estimated borrowing capacity as determined by the insurer (in billions)		$1.3

	General
At December 31, 2019	Account	Total
	(in thousands)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	2,082	2,082
Activity Stock	4,816	4,816
Excess Stock	141	141
Aggregate Total	$7,039	$7,039

Actual or estimated borrowing capacity as determined by the insurer (in billions)		$1.4

FHLB Membership Stock (Class A and B) Eligible for Redemption

	Current	Not Eligible		6 Months to	1 to Less
	Period	for	Less than	Less than	than	3 to
	Total	Redemption	6 Months	1 Year	3 Years	5 Years
(in thousands)
Class A	$—	$—	$—	$—	$—	$—
Class B	2,080	2,080	—	—	—	—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

J. FHLB Agreements (continued)

Collateral Pledged to FHLB

Total Collateral Pledged

			Aggregate
	Fair	Carrying	Total
At December 31, 2020	Value	Value	Borrowing
	(in thousands)
General account	$499,597	$458,387	$149,975
Total	$499,597	$458,387	$149,975

			Aggregate
	Fair	Carrying	Total
At December 31, 2019	Value	Value	Borrowing
	(in thousands)
General account	$301,634	$281,701	$115,395
Total	$301,634	$281,701	$115,395

Maximum Collateral Pledged

			Aggregate
	Fair	Carrying	Total
At December 31, 2020	Value	Value	Borrowing
	(in thousands)
General account	$534,580	$497,496	$118,295
Total	$534,580	$497,496	$118,295

			Aggregate
	Fair	Carrying	Total
At December 31, 2019	Value	Value	Borrowing
	(in thousands)
General account	$350,999	$347,864	$101,775
Total	$350,999	$347,864	$101,775

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

J. FHLB Agreements (continued)

Borrowing from FHLB

				Funding
				Agreement
	General	Separate		Reserves
At December 31, 2020	Account	Account	Total	Established
	(in thousands)
Debt	$—	$—	$—	$
Funding agreements	149,975	—	149,975	149,975
Other	—	—	—
Aggregate total	$149,975	$—	$149,975	$149,975

				Funding
				Agreement
	General	Separate		Reserves
At December 31, 2019	Account	Account	Total	Established
	(in thousands)
Debt	$—	$—	$—	$—
Funding agreements	115,395	—	115,395	115,395
Other	—	—	—	—
Aggregate total	$115,395	$—	$115,395	$115,395

Maximum Amount Borrowed During Reporting Period

	General	Separate
At December 31, 2020	Account	Account	Total
	(in thousands)
Debt	$—	$—	$—
Funding agreements	171,295	—	171,295
Other	—	—	—
Aggregate total	$171,295	$—	$171,295

The Company has no prepayment obligations under the funding arrangements with the FHLB.

K. Business Risks, Commitments and Contingencies

Business Risks

As of December 31, 2020, and 2019, the Company held $111.3 million and $123.5 million, respectively, of commercial mortgage-backed securities (“CMBS”). The fair value of the Company’s CMBS was $122.8 million and $130.4 million at December 31, 2020 and December 31, 2019, respectively. The Company had no other-than-temporary impairments related to CMBS investments as of December 31, 2020 and 2019, respectively. The extent and duration of any future market or sector decline is unknown, as is the potential impact of such a decline on the Company’s investment portfolio.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

K. Business Risks, Commitments and Contingencies (continued)

The Company routinely executes transactions with counterparties in the financial services industry, including brokers and dealers, commercial banks, investment banks and other financial institutions. Many of these transactions expose the Company to credit risk in the event of default of the respective counterparties. In addition, the underlying collateral supporting the Company’s structured securities, including CMBS, may deteriorate or default causing these structured securities to incur losses.

The Company may hedge various business risks using over-the-counter derivative instruments to a pre-approved number of counterparties. While the Company carefully monitors counterparty exposures and holds collateral to limit such risk, if counterparties fail or refuse to honor their obligations, the hedges of the related risk will be ineffective. Such failure could have a material adverse effect on the Company’s results of operations and financial condition. At December 31, 2020, the Company’s over-the-counter notional exposure to derivative counterparties totaled $267.8 million with a combined market value of $80.5 million owed to the Company by these derivative counterparties. To mitigate this risk, the Company requires that counterparties post collateral when exposure exceeds certain thresholds. As of December 31, 2020, the net exposure with any individual counterparty related to the Company’s derivative positions did not exceed $20.6 million. For more information on derivatives see Note O - Derivative Financial Instruments.

The Company also is subject to the risk that the issuers of, or other obligors of, securities owned by the Company may default on payments with respect to such securities. The Company’s investment portfolio includes investment securities in the financial services sector and other sectors that have recently experienced defaults, and in the prevailing climate of economic uncertainty and volatility, the credit quality of many issuers has been adversely affected, which has increased the risk of default on such securities. Further defaults could have a material adverse effect on the Company’s results of operations or financial condition.

In addition, potential action by governments and regulatory bodies in response to the financial crisis affecting the global banking system and financial markets, such as investment, nationalization and other intervention, could negatively impact these instruments, securities, transactions and investments. There can be no assurance that any such losses or impairments to the carrying value of these assets would not materially and adversely affect the Company’s results of operations or financial condition.

U.S. long-term interest rates remain at relatively low levels by historical standards. Periods of low or declining interest rates have the potential to negatively affect the Company’s profitability in the following principal ways:

•	Low or declining interest rates tend to decrease the yield the Company earns on its portfolios of fixed income investments. This could in turn compress the spreads the Company earns on products, such as universal life and certain annuities, on which it is contractually obligated to pay customers a fixed minimum rate of interest. Should new money interest rates be sufficiently below guaranteed minimum rates for a long enough period, the Company may be required to pay policyholders or annuity owners at a higher rate than the rate of return it earns on the portfolio of investments supporting those products.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

K. Business Risks, Commitments and Contingencies (continued)

•	In periods of low and declining interest rates, the Company generally must invest the proceeds from the maturity, redemption or sale of fixed income securities from its portfolio at a lower rate of interest than the rate it had been receiving on those securities. A low interest rate environment may also be likely to cause redemptions and prepayments to increase. In addition, in periods of low and declining interest rates, it may be difficult to identify and acquire suitable investments for proceeds from new product sales or proceeds from the maturity, redemption or sale of fixed income securities from the Company’s portfolios, which could further decrease the yield it earns on its portfolio or cause the Company to reduce the sales of some products.

The success of the Company’s investment strategy and hedging arrangements will also be affected by general economic conditions. These conditions may cause volatile interest rates and equity markets, which in turn could increase the cost of hedging. Volatility or illiquidity in the markets could significantly and negatively affect the Company’s ability to appropriately execute its hedging strategies.

The Company’s reserves for future policy benefits and claims may prove to be inadequate. The Company establishes and carries, as a liability, reserves based on estimates of the amount that will be needed to pay for future benefits and claims. For the Company’s life insurance and annuity products, these reserves are calculated based on many assumptions and estimates, including estimated premiums that will be received over the assumed life of the policy, the timing of the event covered by the insurance policy, the lapse rate of the policies, the amount of benefits or claims to be paid and the investment returns on the assets purchased with the premiums received. The assumptions and estimates used in connection with establishing and carrying reserves are inherently uncertain. Accordingly, it cannot be determined with precision the ultimate amounts that will be paid or the timing of payment of, actual benefits and claims or whether the assets supporting the policy liabilities will grow to the level assumed prior to payment of benefits or claims.

If actual experience is different from assumptions or estimates, the reserves may prove to be inadequate in relation to the estimated future benefits and claims. As a result, the Company would incur a charge to earnings in the period in which reserves are increased.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, persistency (how long a contract stays in force) and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability or other factors.

In addition, the Company could fail to accurately anticipate changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match the respective pricing assumptions or past results. As a result, the Company’s summary of operations could be materially adversely affected.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations, or in interpretations thereof, that are made for the benefit of the consumer sometimes lead to additional expense for the insurer and, thus, could have a material adverse effect on our financial condition and results of operations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

K. Business Risks, Commitments and Contingencies (continued)

Federal legislation and administrative policies can significantly and adversely affect insurance companies, including policies regarding financial services regulation, securities regulation, derivatives regulation, pension regulation, health care regulation, privacy, tort reform legislation and taxation. In addition, various forms of direct and indirect federal regulation of insurance have been proposed from time to time, including proposals for the establishment of an optional federal charter for insurance companies.

Commitments and Contingencies

The Company is subject, in the ordinary course of business, to claims, litigation, arbitration proceedings and governmental examinations. Although the Company is not aware of any actions, proceedings or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of any particular matter cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial condition.

The Company anticipates additional capital investments of $28.3 million into existing limited partnerships due to funding commitments.

The Company participates in the guaranty association of each state in which it conducts business. The amount of any assessment is based on various rates, established by members of the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”). At December 31, 2020, the Company had accrued assessment charges of $0.3 million with expected payment over the next ten years. The Company has also recorded a related asset of $0.5 million for premium tax credits, which are expected to be realized through 2030.

The Company has a multi-year contract with NTT Data, Inc which expires June 30, 2024. The contract provides data processing, information systems application and infrastructure services from NTT Data. Expense paid under the contract with NTT was $41.1 million and $33.9 million in 2020 and 2019, respectively. The expense paid includes a base amount and variable expenses related to project work performed during the year.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

L. Closed Block

The Closed Block was established on January 1, 1999 as part of the conversion to a mutual holding company corporate structure. The Closed Block was initially funded on January 1, 1999 with cash and securities totaling $2.2 billion. As described in Note E - Reinsurance, the Company entered into a reinsurance transaction with Catamount to reinsure the Closed Block policies. Assets, liabilities, and results of operations of the Closed Block are presented in their normal categories on the statements of admitted assets, liabilities and capital and surplus, and on the statements of operations and changes in capital and surplus.

At December 31, 2020 and 2019, Closed Block liabilities exceeded Closed Block assets and no additional dividend obligation was required.

	For the Year Ended December 31,
Income Statement Data	2020	2019	2018
	(in thousands)
Revenues:
Premiums and considerations	$63,312	$76,207	$87,156
Net investment income	108,803	115,843	120,111
Total revenues	172,115	192,050	207,267

Benefits and Expenses:
Change in reserves	(143,918)	(90,299)	(96,657)
Policy benefits	276,382	222,518	250,412
Operating expenses	2,584	2,739	2,915
Commissions	736	805	929
Other expenses	834	1,305	1,523
Total benefits and expenses	136,618	137,068	159,122

Dividends to policyholders	(26,766)	(36,424)	(38,824)
Income tax (expense) benefit	3,326	(10)	8,201
Net realized capital losses	(1,885)	(7)	(216)

Net income	$10,172	$18,541	$17,306

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities

At December 31, 2020 and 2019, the Company’s annuity reserves and other deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

				Separate
	General			Account
	Account			Nonguaranteed			Total			Percent
			Deposit-			Deposit-			Deposit-
	Individual	Group	Type	Individual	Group	Type	Individual	Group	Type
2020	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts
	(in thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$6,170	$4,259	$—	$—	$—	$—	$6,170	$4,259	$—	0.7%
At book value less current surrender charge of 5% or more	48,882	113,702	—	791	—	—	49,673	113,702	—	10.5%
Total with adjustment or at market value	55,052	117,961	—	791	—	—	55,843	117,961	—	11.2%

At book value without adjustment (minimal or no charge or adjustment)	491,805	—	74,338	169,897	427,667	—	661,702	427,667	74,338	74.7%
Not subject to discretionary withdrawal	49,841	17,574	153,461	239	—	—	50,080	17,574	153,461	14.2%

Total annuity reserves and deposit fund liabilities (before reinsurance)	596,698	135,535	227,799	170,927	427,667	—	767,625	563,202	227,799	100.0%

Less reinsurance ceded	—	—	—	—	—	—	—	—	—	—%
Net annuity reserves and deposit fund liabilities	$596,698	$135,535	$227,799	$170,927	$427,667	$—	$767,625	$563,202	$227,799	100.0%

Amount included in subject to discretionary withdrawal above that will move to at book value without adjustment in the following year	8,534	—	—	335	—	—	8,869	—	—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities (continued)

				Separate
	General			Account
	Account			Nonguaranteed			Total			Percent
			Deposit-			Deposit-			Deposit-
	Individual	Group	Type	Individual	Group	Type	Individual	Group	Type
2019	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts
	(in thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$6,349	$4,126	$—	$—	$—	$—	$6,349	$4,126	$—	0.7%
At book value less current surrender charge of 5% or more	52,372	105,015	—	1,847	—	—	54,219	105,015	—	10.8%
Total with adjustment or at market value	58,721	109,141	—	1,847	—	—	60,568	109,141	—	11.5%

At book value without adjustment (minimal or no charge or adjustment)	491,217	—	75,751	159,294	—	—	650,511	—	75,751	49.0%
Not subject to discretionary withdrawal	54,168	15,385	118,736	225	396,527	—	54,393	411,912	118,736	39.5%

Total annuity reserves and deposit fund liabilities (before reinsurance)	604,106	124,526	194,487	161,366	396,527	—	765,472	521,053	194,487	100.0%

Less reinsurance ceded	—	—	—	—	—	—	—	—	—	—%
Net annuity reserves and deposit fund liabilities	$604,106	$124,526	$194,487	$161,366	$396,527	$—	$765,472	$521,053	$194,487	100.0%

Amount included in subject to discretionary withdrawal above that will move to at book value without adjustment in the following year	10,328	—	—	1,075	—	—	11,403	—	—

At December 31, 2020 and 2019, the Company’s life reserves that are subject to discretionary withdrawal, surrender values or policy loans and not subject to discretionary withdrawal or no cash value provisions are summarized as follows:

	General Account			Separate Account (Guaranteed and Nonguaranteed)
2020	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(in thousands)
Subject to discretionary withdrawal, surrender values or policy loans:
Universal Life	$311,873	$244,343	$334,051	$—	$—	$—
Universal Life with Secondary Guarantees	93,435	83,608	320,403	—	—	—
Indexed Universal Life	265,121	264,532	269,442	—	—	—
Indexed Universal Life with Secondary Guarantees	968,310	720,681	903,627	—	—	—
Other Permanent Cash Value Life Insurance	2,723,189	2,723,189	3,199,868	—	—	—
Variable Universal Life	46,391	40,227	50,664	354,893	314,766	376,489

Not subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	—	—	145,331	—	—	—
Accidental Death Benefits	—	—	21	—	—	—
Disability - Active Lives	—	—	20,077	—	—	—
Disability - Disabled Lives	—	—	11,640	—	—	—
Miscellaneous Reserves	—	—	67,869	—	—	—
Total life reserves (before reinsurance)	4,408,319	4,076,580	5,322,993	354,893	314,766	376,489

Less reinsurance ceded	2,567,261	2,553,329	3,040,752	—	—	—
Net life reserves	$1,841,058	$1,523,251	$2,282,241	$354,893	$314,766	$376,489

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities (continued)

	General Account			Separate Account (Guaranteed and Nonguaranteed)
2019	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(in thousands)
Subject to discretionary withdrawal, surrender values or policy loans:
Universal Life	$321,132	$247,054	$342,232	$—	$—	$—
Universal Life with Secondary Guarantees	92,518	81,849	313,707	—	—	—
Indexed Universal Life	255,173	253,871	258,307	—	—	—
Indexed Universal Life with Secondary Guarantees	797,626	558,845	736,977	—	—	—
Other Permanent Cash Value Life Insurance	2,794,751	2,794,751	3,318,423	—	—	—
Variable Universal Life	43,942	36,631	47,661	306,950	264,557	325,757

Not subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	—	—	140,996	—	—	—
Accidental Death Benefits	—	—	22	—	—	—
Disability - Active Lives	—	—	20,743	—	—	—
Disability - Disabled Lives	—	—	12,552	—	—	—
Miscellaneous Reserves	—	—	91,507	—	—	—
Total life reserves (before reinsurance)	4,305,142	3,973,001	5,283,127	306,950	264,557	325,757

Less reinsurance ceded	2,700,052	2,684,432	3,176,155	—	—	—
Net life reserves	$1,605,090	$1,288,569	$2,106,972	$306,950	$264,557	$325,757

N. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2020, were as follows:

		Net of
	Gross	Loading
	(in thousands)
Ordinary new business	$6,428	$994
Ordinary renewal	41,362	36,434
Total	$47,790	$37,428

O. Separate Accounts

Separate and variable accounts held by the Company represent funds held in connection with certain variable annuity, variable universal life, and Company sponsored benefit plans. All separate account assets are carried at fair value. The Company participates in certain separate accounts.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

O. Separate Accounts (continued)

As of December 31, 2020, and 2019 the Company’s separate account assets included legally insulated assets of $972.1 million and $881.8 million, respectively. Separate account assets not legally insulated, which represent seed money, totaled $13.2 million and $10.7 million as of December 31, 2020 and 2019, respectively.

The seed money is invested pursuant to general account directives.

	2020	2019
	(in thousands)
Separate account premiums and considerations	$15,897	$17,559
Reserves for accounts with assets at fair value	975,084	883,650

The withdrawal characteristics of separate accounts at December 31 were as follows:

	2020	2019
	(in thousands)
Subject to discretionary withdrawal without adjustment:
At book value (which equals fair value) less surrender charge of 5% or more	$6,053	$7,233

Subject to discretionary withdrawal without adjustment:
At book value (which equals fair value) less surrender charge of less than 5%	541,125	479,665

Not subject to discretionary withdrawal	427,906	396,752
Total reserves	$975,084	$883,650

A reconciliation of net transfers to (from) separate accounts during the years ended December 31, was as follows:

	2020	2019	2018
	(in thousands)
Net transfers to (from) separate accounts	$(43,895)	$(35,849)	$10,041
Reconciling items	618	195	297
Total	$(43,277)	$(35,654)	$10,338

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

O. Separate Accounts (continued)

As of December 31, 2020, the general account had a maximum guarantee for separate account liabilities of $1.6 million. Amounts paid by the general account related to separate account guarantees during the past five years are as follows:

As of December 31,	Amount
2020	$1,236
2019	37,480
2018	43,154
2017	239
2016	3,725

To compensate the general account for the risk taken, the separate account has paid risk charges for the past five years as follows:

As of December 31,	Amount
2020	$68,164
2019	76,272
2018	82,501
2017	89,072
2016	48,001

P. Derivative Financial Instruments

The Company may purchase and sell various derivative instruments, including equity options, swaps, forwards, and futures based on the performance of certain indexes such as S&P 500 in order to hedge its obligation with respect to indexed products. These derivative instrument purchases are based on an option budget set by the Company for its indexed life and annuity products are authorized under state law, and are purchased from counterparties which conform to the Company’s policies and guidelines regarding derivative instruments. The standard option position involves contracts with durations of one year or less and, except for dynamic portfolio balancing (which is limited), are held to expiration. Exposure to market risk is reduced by the nature of the crediting strategy, which does not credit interest when the indices are below a certain level. If the related index decreases, options purchased expire worthless, and any future contracts will be settled at a loss.

These instruments are marked to market daily and may produce exposure in excess of internal counterparty limits established by the Company’s investment policy. The Company requires the counterparties to post collateral on its behalf to correct any overage stemming from either trading activity or market movements. The Company receives cash, cash equivalents and securities as collateral for any excess exposure and records the collateral received as a liability.

Investments in these types of instruments generally involve the following types of risk: in the case of over-the-counter options, there are no guarantees that markets will exist for these investments if the Company desired to close out a position; exchanges may impose trading limits which may inhibit the Company’s ability to close out positions in exchange-listed instruments; and, if the Company has an open position with a dealer that becomes insolvent, the Company may experience a loss. The Company analyzes its position in derivative instruments relative to its annuity and insurance requirements each market day.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

P. Derivative Financial Instruments (continued)

Cash may be required, depending on market movement, when (1) buying an option or (2) closing an option or futures position. Counterparties may make a single net payment at expiration. Initial acquisition of instruments and subsequent balancing are performed solely for the purpose of hedging liabilities presented by indexed products.

The Company purchases options only from highly rated counterparties. However, in the event the counterparty failed to perform, the Company’s loss would be equal to the fair value of the net options, less any collateral held from that counterparty. The Company is required, in certain instances, to post collateral in order to purchase option, futures, or swap contracts. The amount of collateral that may be required for future or swap trading is determined by the exchange on which it is traded. The amount of collateral that is required for option trading is dependent on the counterparty. Most counterparties do not require collateral.

As part of managing interest rate risk in its funding agreement business, the Company also enters into interest rate swaps. These swaps are primarily pay-fixed for receive-floating interest rate swaps designed to mitigate the interest rate risk in the assets used to back the funding agreements.

The face or contract amount of futures, options purchased, options written, swaptions purchased, and interest rate swaps (original amount for futures, notional amounts for options and swaps) at December 31 were as follows:

	2020	2019
	(in thousands)
Options purchased	$1,107,350	$943,290
Swaptions purchased	200,000	200,000
Interest rate swaps	19,500	19,500
Options written	1,059,030	896,310
Futures purchased	—	1,150

The carrying value of options and futures, and interest rate swaps at December 31 were as follows:

			Primary Underlying
	2020	2019	Risk Exposure
	(in thousands)
Options purchased	$228,508	$113,540	Equity market
Swaptions purchased	103	121	Interest rates
Interest rate swaps	3,302	1,057	Interest rates
Options written	(151,458)	(49,151)	Equity market
Futures purchased	38	650	Equity market
Net carrying value	$80,493	$66,217

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2020 and December 31, 2019

Q. Fair Value of Financial Instruments

The carrying values and fair values of financial instruments at December 31 were as follows:

	2020		2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(in thousands)
Bonds	$5,735,202	$6,662,393	$5,548,289	$6,093,467
Preferred stocks	2,337	2,528	11,000	11,282
Mortgage loans	428,663	438,833	494,202	500,444
Policy loans	475,743	475,743	509,027	633,342
Investment product liabilities	662,511	627,925	678,195	633,444

Fair value for bonds and preferred stocks are based on published prices by the Securities Valuations Office (“SVO”) of the NAIC, if available. In the absence of SVO published prices, or when amortized cost is used by the SVO, quoted market prices by other third party organizations, if available, are used to calculate fair value. If neither SVO published prices nor quoted market prices are available, management estimates the fair value based on the quoted market prices of securities with similar characteristics or on industry recognized valuation techniques.

Mortgage loan fair values are determined using the average of discounted cash flows for the portfolio using current market rates and average durations.

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Investment product liabilities include flexible premium annuities, single premium deferred annuities, and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

R. Reconciliation to Statutory Annual Statements

There are no adjustments to net income (loss) or capital and surplus as filed.

National Life Insurance Company

Note to Supplemental Schedules of Selected Statutory-Basis Financial Data December 31, 2020

Note – Basis of Presentation

The accompanying schedules and interrogatories present selected statutory-basis financial data as of December 31, 2020 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the Annual Audited Report section of the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company’s 2020 Statutory Annual Statement as filed with the Department.

National Life Insurance Company

Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2020

(in thousands)

Investment income earned:
U.S. government bonds	$16,564
Other bonds (unaffiliated)	232,908
Bonds of affiliates	522
Preferred stocks (unaffiliated)	360
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	1,753
Common stocks of affiliates	—
Mortgage loans	18,933
Real estate	11,666
Policy loans	24,535
Cash, cash equivalents and short-term investments	298
Other invested assets	23,009
Derivative instruments	25,934
Aggregate write-ins for investment income	91
Gross investment income	$356,573
Real estate owned (book value less encumbrances)	$53,248
Mortgage loans (book value):
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	428,663
Total mortgage loans	$428,663
Mortgage loans by standing (book value):
Good standing	$428,663
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—
Other long-term assets (statement value)	$214,747
Collateral loans	$—
Bonds and stocks of parents, subsidiaries and affiliates (book value):
Bonds	$4,301
Preferred Stocks	$—
Common Stocks	$1,629,431
Bonds and short-term investments by class and by maturity:
Bonds and short-term investments by maturity (statement value)
Due within one year or less	$368,411
Over 1 year through 5 years	1,279,711
Over 5 years through 10 years	1,053,395
Over 10 years through 20 years	1,124,737
Over 20 years	1,908,948
Total by maturity	$5,735,202

National Life Insurance Company

Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2020

Bonds and short-term investments by class - statement value:
Class 1	$3,344,550
Class 2	2,102,070
Class 3	191,041
Class 4	79,065
Class 5	14,844
Class 6	3,632
Total by class	$5,735,202
Total bonds publicly traded	$4,339,629
Total bonds privately placed	$1,395,573

Preferred stocks (statement value)	$2,337
Common stocks (market value)	$1,680,154
Short-term investments (book value)	$—
Options, caps & floors owned (statement value)	$228,611
Options, caps & floors written and in force (statement value)	$151,458
Collar, swap & forward agreements open (statement value)	$3,302
Futures contracts open (statement value)	$38
Cash on deposit	$69,568

Life insurance in-force (in thousands):
Industrial	$—
Ordinary	$53,978,768
Credit life	$—
Group life	$—
Amount of accidental death insurance in-force under ordinary policies	$164,619
Life insurance policies with disability provisions in-force (in thousands):
Industrial	$—
Ordinary	$16,572
Credit life	$—
Group life	$—

Supplementary contracts in-force:
Ordinary - not involving life contingencies
Amount on deposit	$—
Amount of income payable	$4,461,633
Ordinary - involving life contingencies
Amount on deposit	$—
Amount of income payable	$2,533,356
Group - not involving life contingencies
Amount on deposit	$23,343,456
Amount of income payable	$—
Group - involving life contingencies
Amount on deposit	$—
Amount of income payable	$—

National Life Insurance Company

Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2020

(in thousands)

Annuities:
Ordinary:
Immediate - amount of income payable	$3,025
Deferred - fully paid - account balance	$220,290
Deferred - not fully paid - account balance	$513,209
Group:
Amount of income payable	$10,030
Fully paid - account balance	$131,275
Not fully paid - account balance	$4,259

Accident and Health insurance - premiums in force:
Group	$—
Credit	$—
Other	$16,094

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	$—

Claim payments 2020:
Group Accident and Health
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—
Other Accident and Health
2020	$12,459
2019	$12,839
2018	$13,782
2017	$14,190
2016	$14,308
Other coverages that use development methods to calculate claims reserves
2020	$—
2019	$—
2018	$—
2017	$—
2016	$—

National Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect. Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects. Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Yes ☐ No ☒

National Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2020

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	No		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	No		N/A

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or Yes ☐ No ☒

(b)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP? Yes ☐ No ☒

1 This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

National Life Insurance Company

Summary Investment Schedule

December 31, 2020

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

			Admitted Assets as Reported
	Gross Investment Holdings*		in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Governments	$453,817,608	5.04%	$453,817,608	5.04%
All Other Governments	—	—%	—	—%
U.S. States, Territories and Possessions, etc., Guaranteed	23,820,660	0.26%	23,820,660	0.26%
U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	43,813,172	0.49%	43,813,172	0.49%
U.S. Special Revenue and Special Assessment Obligations, etc., Non-Guaranteed	865,923,256	9.61%	865,923,256	9.61%
Industrial and Miscellaneous	4,292,569,980	47.65%	4,292,569,980	47.65%
Hybrid Securities	37,902,141	0.42%	37,902,141	0.42%
Parent, Subsidiaries and Affiliates	4,301,065	0.05%	4,301,065	0.05%
SVO Identified Funds	—	—%	—	—%
Unaffiliated Bank Loans	13,054,516	0.14%	13,054,516	0.14%
Preferred stocks:
Industrial and Misc. (Unaffiliated)	2,337,125	0.03%	2,337,125	0.03%
Parent, Subsidiaries and Affiliates	—	—%	—	—%
Common Stocks
Industrial and Miscellaneous Publicly Traded (Unaffiliated)	363,520	0.00%	363,520	0.00%
Industrial and Miscellaneous Other (Unaffiliated)	9,132,300	0.10%	9,132,300	0.10%
Parent, Subsidiaries and Affiliates Publicly Traded	—	—%	—	—%
Parent, Subsidiaries and Affiliates Other	1,629,430,724	18.09%	1,629,430,724	18.09%
Mutual Funds	41,227,308	0.46%	41,227,308	0.46%
Unit Investment Trusts	—	—%	—	—%
Closed-End Funds	—	—%	—	—%
Mortgage loans:
Farm Mortgages	—	—%	—	—%
Residential Mortgages	—	—%	—	—%
Commercial Mortgages	428,663,197	4.76%	428,663,197	4.76%
Mezzanine Real Estate Loans	—	—%	—	—%
Real estate investments:
Property occupied by company	51,867,826	0.58%	51,867,826	0.58%
Property held for production of income	—	—%	—	—%
Property held for sale	1,380,000	0.02%	1,380,000	0.02%
Cash, Cash Equivalents, and Short-Term Investments:
Cash	69,568,004	0.77%	69,568,004	0.77%
Cash Equivalents	116,300,000	1.29%	116,300,000	1.29%
Short-Term Investments	—	—%	—	—%
Contract loans	475,742,952	5.28%	475,742,952	5.28%
Derivatives	231,951,084	2.57%	231,951,084	2.57%
Other invested assets	214,746,591	2.38%	214,746,591	2.38%
Receivables for securities	56,306	0.00%	56,306	0.00%
Securities Lending	—	—%	—	—%
Other invested assets	38,872	0.00%	38,872	0.00%
Total invested assets	$9,008,008,207	100.00%	$9,008,008,207	100.00%

Supplement for the year 2020 of the National Life Insurance Company

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For the year ended December 31, 2020
(To be filed by April 1)
Of National Life Insurance Company
Address (City, State, Zip Code): Montpelier VT 05604

NAIC Group Code 0634	NAIC Company Code 66680	Employer's ID Number 03-0144090

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.	Reporting entity's total admitted assets as reported on Page 2 of this annual statement.	$9,531,658,131

2.	Ten largest exposures to a single issuer/borrower/investment.

	1	2	3	4
				Percentage of Total
	Issuer	Description of Exposure	Amount	Admitted Assets
2.01	Life Insurance Company Of the Southwest	Affiliate Common Stock	$1,629,430,724	17.1%
2.02	CITYSCAPE RESIDENCES	Mortgage	$37,625,000	0.4%
2.03	Anchorage Credit Funding LTD	Bond	$33,500,000	0.4%
2.04	Walt Disney co	Bond	$29,425,487	0.3%
2.05	TA LP	Equity Interest	$29,272,709	0.3%
2.06	NEWPORT COAST SC	Mortgage	$29,000,000	0.3%
2.07	Univ of California	Bond	$26,379,320	0.3%
2.08	Wells Fargo Company	Bond	$25,368,796	0.3%
2.09	Mars Inc	Bond	$25,141,757	0.3%
2.10	Dominion Energy	Bond	$24,144,538	0.3%

3.	Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2
3.01	NAIC 1	$3,344,549,813	35.1%
3.02	NAIC 2	$2,102,070,366	22.1%
3.03	NAIC 3	$191,040,706	2.0%
3.04	NAIC 4	$79,065,603	0.8%
3.05	NAIC 5	$14,844,156	0.2%
3.06	NAIC 6	$3,631,750	0.0%

	Preferred Stocks	3	4
3.07	P/RP-1	$1,962,125	0.0%
3.08	P/RP-2	$375,000	0.0%
3.09	P/RP-3	$0	0.0%
3.10	P/RP-4	$0	0.0%
3.11	P/RP-5	$0	0.0%
3.12	P/RP-6	$0	0.0%

4.	Assets held in foreign investments:
4.01	Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?	Yes☐ No ☒
If response to 4.01 above is yes, responses are not required for interrogatories 5-10.

4.02	Total admitted assets held in foreign investments	$810,271,597	8.5%
4.03	Foreign-currency-denominated investments	$0	0.0%
4.04	Insurance liabilities denominated in that same foreign currency	$0	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC 1	$758,021,536	8.0%
5.02	Countries designated NAIC 2	$47,859,417	0.5%
5.03	Countries designated NAIC 3 or below	$4,390,644	0.0%

6.	Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

	Countries designated NAIC 1:		1	2
6.01	Country 1:	Cayman Islands	$246,621,096	2.6%
6.02	Country 2:	United Kingdom	$174,857,316	1.8%
	Countries designated NAIC 2:
6.03	Country 1:	Mexico	$36,211,483	0.4%
6.04	Country 2:	Italy	$11,647,934	0.1%
	Countries designated NAIC 3 or below:
6.05	Country 1:	Brazil	$1,642,787	0.0%
6.06	Country 2:	Georgia	$1,236,910	0.0%

		1	2
7.	Aggregate unhedged foreign currency exposure	$0	0.0%

Supplement for the year 2020 of the National Life Insurance Company

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:		1	2
	8.01	Countries designated NAIC 1	$0	0.0%
	8.02	Countries designated NAIC 2	$0	0.0%
	8.03	Countries designated NAIC 3 or below	$0	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

	Countries designated NAIC 1:	1	2
9.01	Country 1:	$0	0.0%
9.02	Country 2:	$0	0.0%
	Countries designated NAIC 2:
9.03	Country 1:	$0	0.0%
9.04	Country 2:	$0	0.0%
	Countries designated NAIC 3 or below:
9.05	Country 1:	$0	0.0%
9.06	Country 2:	$0	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2
	Issuer	NAIC Designation	3	4
10.01	Anchorage Credit Funding	1	$33,500,000	0.4%
10.02	Brigade Debt Funding	1	$21,050,000	0.2%
10.03	Great Lakes CLO	1	$19,549,998	0.2%
10.04	FDF Limited	1	$19,210,000	0.2%
10.05	Venture CDO LTD	1	$18,065,361	0.2%
10.06	Teleconica Europe	2	$17,711,305	0.2%
10.07	Wind River CLO	1	$17,384,936	0.2%
10.08	Telstra Corp	1	$17,007,868	0.2%
10.09	OCP CLO Ltd	1	$17,000,000	0.2%
10.10	Duetsche Telekom Int	2	$16,944,687	0.2%

11.	Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?	Yes☒ No ☐
If response to 11.01 is yes, detail is not required for the remainder of Interrogatory 11.

11.02	Total admitted assets held in Canadian Investments	$0	0.0%
11.03	Canadian currency-denominated investments	$0	0.0%
11.04	Canadian-denominated insurance liabilities	$0	0.0%
11.05	Unhedged Canadian currency exposure	$0	0.0%

12.	Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total admitted assets?
Yes☒ No☐
If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.
	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$0	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$0	0.0%
12.04		$0	0.0%
12.05		$0	0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:
	13.01 Are assets held in equity interest less than 2.5% of the reporting entity's total admitted assets?	Yes ☐ No ☒
If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1	2	3
	Name of Issuer
13.02	Life Insurance Company Of the Southwest	$1,629,430,724	17.1%
13.03	TA LP	$29,272,709	0.3%
13.04	Touchstone Funds	$18,054,202	0.2%
13.05	North Haven Credit Ptners	$13,575,893	0.1%
13.06	Centerbridge Capital Prtner	$12,331,180	0.1%
13.07	A&M Capital Partners LP	$8,745,975	0.1%
13.08	DFA US TARGETED VALUE Small Cap I	$8,604,589	0.1%
13.09	LS Power Equity Partners	$8,340,214	0.1%
13.10	Northstar Mezzanine Partners	$7,269,734	0.1%
13.11	American Funds American Balance	$7,254,853	0.1%

14.	Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
	14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's total admitted assets?	Yes☒ No ☐
If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$0	0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03		$0	0.0%
14.04		$0	0.0%
14.05		$0	0.0%

Supplement for the year 2020 of the National Life Insurance Company

Ten Largest Fund Managers

	1	2	3	4
	Fund Manager	Total Invested	Diversified	Non-Diversified
14.06	Blackrock Funds	$116,300,000	$116,300,000	$0
14.07	Touchstone Funds	$18,054,202	$18,054,202	$0
14.08	DFA US TARGETED VALUE Small Cap I	$8,604,589	$8,604,589	$0
14.09	American Funds American Balance	$7,254,853	$7,254,853	$0
14.10	Western Asset Funds Core Plus Bond I	$1,778,121	$1,778,121	$0
14.11	Vanguard Extended Market Index	$3,360,832	$3,360,832	$0
14.12	Harbor Funds Capital Appreciation	$1,631,112	$1,631,112	$0
14.13	MFS Value Fund R6	$304,754	$304,754	$0
14.14	Baron Funds Emerging Markets Institution	$193,701	$193,701	$0
14.15	Eaton Vance Inc Inc Fd Bostn-R6	$43,639	$43,639	$0

15.	Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
	15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets?	Yes ☒ No ☐
If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.
	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$0	0.0%
	Largest three investments in general partnership interests:
15.03		$0	0.0%
15.04		$0	0.0%
15.05		$0	0.0%

16.	Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
	16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?	Yes ☐ No ☒
If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
		2	3
	Type (Residential, Commercial, Agricultural)
16.02	Commercial	$37,625,000	0.4%
16.03	Commercial	$29,000,000	0.3%
16.04	Commercial	$22,265,174	0.2%
16.05	Commercial	$18,916,302	0.2%
16.06	Commercial	$18,500,000	0.2%
16.07	Commercial	$18,446,272	0.2%
16.08	Commercial	$16,885,592	0.2%
16.09	Commercial	$15,924,655	0.2%
16.10	Commercial	$14,000,000	0.1%
16.11	Commercial	$13,431,777	0.1%

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

		Loans
16.12	Construction loans	$0	0.0%
16.13	Mortgage loans over 90 days past due	$0	0.0%
16.14	Mortgage loans in the process of foreclosure	$0	0.0%
16.15	Mortgage loans foreclosed	$0	0.0%
16.16	Restructured mortgage loans	$3,713,426	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Loan-to-Value	Residential		Commercial		Agricultural
		1	2	3	4	5	6
17.01	above 95%	$0	0.0%	$14,923,426	0.2%	$0	0.0%
17.02	91% to 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.03	81% to 90%	$0	0.0%	$0	0.0%	$0	0.0%
17.04	71% to 80%	$0	0.0%	$20,500,000	0.2%	$0	0.0%
17.05	below 70%	$0	0.0%	$393,239,771	4.1%	$0	0.0%

18.	Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes	Yes ☒ No ☐
If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
Largest five investments in any one parcel or group of contiguous parcels of real estate:

	Description	2	3
18.02		$0	0.0%
18.03		$0	0.0%
18.04		$0	0.0%
18.05		$0	0.0%
18.06		$0	0.0%

Supplement for the year 2020 of the National Life Insurance Company

19.	Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
	19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's admitted assets?	Yes ☒ No ☐
If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans	$0	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$0	0.0%
19.04		$0	0.0%
19.05		$0	0.0%

20.	Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$0	0.0%	$0	$0	$0
20.02	Repurchase agreements	$0	0.0%	$0	$0	$0
20.03	Reverse repurchase agreements	$0	0.0%	$0	$0	$0
20.04	Dollar repurchase agreements	$0	0.0%	$0	$0	$0
20.05	Dollar reverse repurchase agreements	$0	0.0%	$0	$0	$0

21.	Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging	$0	0.0%	$0	0.0%
21.02	Income generation	$0	0.0%	$0	0.0%
21.03	Other	$0	0.0%	$0	0.0%

22.	Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
22.01	Hedging	$193,087	0.0%	$210,844	$205,100	$199,186
22.02	Income generation	$0	0.0%	$0	$0	$0
22.03	Replications	$0	0.0%	$0	$0	$0
22.04	Other	$0	0.0%	$0	$0	$0

23.	Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
23.01	Hedging	$0	0.0%	$0	$0	$0
23.02	Income generation	$0	0.0%	$0	$0	$0
23.03	Replications	$0	0.0%	$0	$0	$0
23.04	Other	$0	0.0%	$0	$0	$0

NATIONAL VARIABLE ANNUITY ACCOUNT II

A Separate Account of National Life Insurance Company

FINANCIAL STATEMENTS

December 31, 2020

NATIONAL VARIABLE ANNUITY ACCOUNT II

Index

December 31, 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Contract Holders of National Variable Annuity Account II

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of National Variable Annuity Account II indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of National Variable Annuity Account II as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Alger Capital Appreciation Fund (1)	Fidelity VIP Real Estate Portfolio (1)
Alger Large Cap Growth Fund (1)	Franklin Templeton VIP Developing Market (1)
Alger Small Cap Growth Fund (1)	Franklin Templeton VIP Foreign Securities (1)
AB VPS Balanced Wealth Strategy Fund (1)	Franklin Templeton VIP Allocation (1)
AB VPS Growth and Income Fund (1)	Franklin Templeton VIP Global Real Estate (1)
AB VPS Growth Fund (4)	Franklin Templeton VIP Global Discovery Securities (1)
AB VPS International Growth Fund (1)	Franklin Templeton VIP Global Bond (1)
AB VPS International Value Fund (1)	Franklin Templeton VIP Mutual Global Discovery Securities (1)
AB VPS International Value B Portfolio (1)	Franklin Templeton VIP Mutual Shares Securities (1)
AB VPS Real Estate Investment Fund (5)	Franklin Templeton VIP Rising Dividends (1)
AB VPS Small Midcap Value Fund (1)	Franklin Templeton VIP Small Cap Value (1)
AB VPS Small Mid Cap (1)	Franklin Templeton VIP Small-Midcap Growth II (1)
AB VPS Value Fund (6)	Franklin Templeton VIP Small-Midcap Growth IV (1)
American Century VP Disciplined Core Value Fund (1)	Franklin Templeton VIP US Government (1)
American Century VP Inflation Protection Portfolio (1)	Goldman Sachs VIT Small Cap Equity Insights Fund Service Class (1)
American Century VP International Portfolio (1)	Goldman Sachs VIT Equity Index Fund Service Class (1)
American Century VP Ultra Portfolio (1)	Goldman Sachs VIT Growth Opportunities Fund Service Class (1)
American Century VP Value Portfolio (1)	Goldman Sachs VIT High Quality Floating Rate Fund Service Class (1)
American Century VP Capital Appreciation Fund (1)	Invesco I.O. V.I. Conservative Balanced Fund (1)
American Century VP Growth (1)	Invesco I.O. V.I. Main Street Small Cap Fund (1)
American Century VP Large Company Value (1)	Invesco I.O. V.I. Global Strategic Income Fund (1)
American Century VP Ultra Class 2 (1)	Invesco V.I. Diversified Dividend Fund (1)
American Century VP Value Class 2 (1)	Invesco V.I. Equity & Income Fund (1)
American Funds AFIS Asset Allocation Fund (1)	Invesco V.I. Health Care Fund (1)
American Funds AFIS Capital World Bond Fund (1)	Invesco V.I. Global Real Estate (1)
American Funds AFIS Growth-Income Fund (1)	Invesco V.I. Government Securities Fund (1)
American Funds AFIS Global Growth & Income Fund (1)	Invesco V.I. High Yield Fund (1)

American Funds AFIS Global Small Capitalization Fund (1)	Invesco V.I. International Growth Fund (1)
American Funds AFIS High-Income Bond Fund (1)	Invesco V.I. Mid Cap Growth Fund (3)
American Funds AFIS New World Fund (1)	Invesco V.I. Mid Cap Growth Fund II (3)
Blackrock Equity Dividend V.I. Fund (1)	Invesco V.I. Discovery Mid Cap Growth Fund (1)
Blackrock Global Allocation V.I. Fund (1)	Invesco V.I. Discovery Mid Cap Growth Fund II (1)
Blackrock Government Money Market V.I. Fund (1)	Invesco V.I. Technology Fund (1)
Blackrock Value Opportunities V.I. Fund (1)	JP Morgan Insurance Trust Small Cap Core Portfolio (1)
DWS CROCI® U.S. VIP (1)	Neuberger Berman Trust Large Cap Value Portfolio (8)
DWS Small Cap Index Fund (1)	Neuberger Berman Trust Mid Cap Growth Portfolio (1)
DWS Small Mid Cap Value Portfolio (1)	Neuberger Berman Trust Short Duration Bond Portfolio (1)
Dreyfus VIF Appreciation Portfolio (1)	Neuberger Berman Trust Mid Cap Growth Class S (1)
Dreyfus VIF Opportunistic Small Cap Portfolio (1)	Neuberger Berman Trust Sustainable Equity Portfolio (1)
Dreyfus VIF Quality Bond Portfolio (2)	Oppenheimer Conservative Balanced Fund / VA (7)
Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. (1)	Oppenheimer Main Street Small Cap Fund / VA (7)
Fidelity VIP Equity Income Portfolio (1)	Oppenheimer Global Strategic Income Fund / VA (7)
Fidelity VIP Growth Portfolio (1)	T Rowe Price Blue Chip Growth Portfolio (1)
Fidelity VIP High Income Portfolio (1)	T Rowe Price Equity Income Portfolio (1)
Fidelity VIP Overseas Portfolio (1)	T Rowe Price Health Sciences Portfolio (1)
Fidelity VIP Contrafund Class 2 Portfolio (1)	T Rowe Price Mid Cap Growth II (1)
Fidelity VIP Contrafund Initial Class (1)	T Rowe Price Personal Strategy Balanced (1)
Fidelity VIP Disciplined Small Cap Fund (1)	Touchstone Balanced (1)
Fidelity VIP Dynamic Capital Appreciation Fund (1)	Touchstone Bond (1)
Fidelity VIP Freedom Income (1)	Touchstone Common Stock (1)
Fidelity VIP Growth Opportunities Fund (1)	Touchstone Small Company (1)
Fidelity VIP Index 500 Initial Class (1)	Van Eck VIPT Unconstrained Emerging Markets (1)
Fidelity VIP Mid Cap Service Class (1)	Van Eck VIPT Emerging Markets (1)
Fidelity VIP Index 500 II Portfolio (1)	Van Eck VIPT Emerging Markets II (1)
Fidelity VIP Mid Cap Class 2 Portfolio (1)	Van Eck VIPT Global Hard Assets (1)
Fidelity VIP Value Strategies Portfolio (1)	Van Eck VIPT Global Hard Assets Class S (1)
Fidelity VIP Investment Grade Bond Portfolio (1)	Wells Fargo VT Discovery Fund (1)
Fidelity VIP Government Money Market Portfolio (1)	Wells Fargo VT Opportunity Fund (1)

(1)	Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019
(2)	Statement of operations for the period January 1, 2020 to May 1, 2020 (date of liquidation) and statement of changes in net assets for the period January 1, 2020 to May 1, 2020 (date of liquidation) and the year ended December 31, 2019
(3)	Statement of operations for the period January 1, 2020 to April 30, 2020 (date of merger) and statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of merger) and the year ended December 31, 2019

(4)	Statement of changes in net assets for the period January 1, 2019 to April 29, 2019 (date of liquidation)
(5)	Statement of changes in net assets for the period January 1, 2019 to April 24, 2019 (date of liquidation)
(6)	Statement of changes in net assets for the period January 1, 2019 to April 26, 2019 (date of merger)
(7)	Statement of changes in net assets for the period January 1, 2019 to May 24, 2019 (date of transfer)
(8)	Statement of changes in net assets for the period January 1, 2019 to April 30, 2019 (date of merger)

Basis for Opinions

These financial statements are the responsibility of National Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of National Variable Annuity Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of National Variable Annuity Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the custodian or transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

May 3, 2021

We have served as the auditor of one or more of the subaccounts in National Variable Annuity Account II since 1997.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2020

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value
Alger Capital Appreciation Fund	$2,595,160	51,112.43	$50.77	—	$—
Alger Large Cap Growth Fund	$10,240,126	158,125.99	$64.76	—	$—
Alger Small Cap Growth Fund	$1,728,113	30,493.06	$56.67	—	$—
AB VPS Balanced Wealth Strategy Fund	$74,143	—	$—	5,530.80	$13.41
AB VPS Growth and Income Fund	$33,658	3,051.17	$11.03	—	$—
AB VPS International Growth Fund	$218,927	8,344.33	$26.24	—	$—
AB VPS International Value Fund	$2,230,095	140,912.34	$15.83	—	$—
AB VPS International Value B Portfolio	$1,380	—	$—	127.42	$10.83
AB VPS Small Midcap Value Fund	$45,551	—	$—	3,492.11	$13.04
AB VPS Small Mid Cap	$1,847,930	48,237.06	$38.31	—	$—
American Century VP Disciplined Core Value Fund (1)	$2,058,913	68,887.16	$29.89	—	$—
American Century VP Inflation Protection Portfolio	$857,165	54,655.21	$15.68	—	$—
American Century VP International Portfolio	$3,214,003	120,594.24	$26.65	—	$—
American Century VP Ultra Portfolio	$103,991	2,136.53	$48.67	—	$—
American Century VP Value Portfolio	$2,565,341	66,060.86	$38.83	—	$—
American Century VP Capital Appreciation Fund	$50,860	—	$—	2,354.96	$21.60
American Century VP Growth	$419,508	—	$—	18,240.65	$23.00
American Century VP Large Company Value	$47,898	—	$—	3,458.92	$13.85
American Century VP Ultra Class 2	$496,693	—	$—	18,870.97	$26.32
American Century VP Value Class 2	$49,794	—	$—	3,720.63	$13.38
American Funds AFIS Asset Allocation Fund	$212,030	—	$—	14,221.10	$14.91
American Funds AFIS Capital World Bond Fund (2)	$124,949	—	$—	11,251.82	$11.10
American Funds AFIS Growth-Income Fund	$161,665	—	$—	9,322.77	$17.34
American Funds AFIS Global Growth & Income Fund	$102,793	—	$—	6,432.04	$15.98
American Funds AFIS Global Small Capitalization Fund	$4,638	—	$—	250.29	$18.53
American Funds AFIS High-Income Bond Fund	$53,528	—	$—	4,141.27	$12.93
American Funds AFIS New World Fund	$32,993	—	$—	1,927.40	$17.12
Blackrock Equity Dividend V.I. Fund	$293,084	—	$—	19,554.28	$14.99
Blackrock Global Allocation V.I. Fund	$9,058	—	$—	628.67	$14.41
Blackrock Government Money Market V.I. Fund	$559,101	—	$—	56,962.28	$9.82
Blackrock Value Opportunities V.I. Fund	$13,827	—	$—	777.70	$17.78
DWS CROCI® U.S. VIP	$185,929	12,443.91	$14.94	—	$—
DWS Small Cap Index Fund	$91,774	2,267.17	$40.48	—	$—
DWS Small Mid Cap Value Portfolio	$1,229,920	46,217.34	$26.61	—	$—

(1) On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund.

(2) On May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund.

Underlying fund names could be abbreviated. Refer to footnote 1 for full fund name.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2020

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value
Dreyfus VIF Appreciation Portfolio	$275,297	7,767.79	$35.44	—	$—
Dreyfus VIF Opportunistic Small Cap Portfolio	$291,445	12,567.45	$23.19	—	$—
Dreyfus VIF Quality Bond Portfolio (3)	$—	—	$—	—	$—
Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc.	$230,273	9,943.22	$23.16	—	$—
Fidelity VIP Equity Income Portfolio	$4,838,882	142,455.79	$33.97	—	$—
Fidelity VIP Growth Portfolio	$7,356,632	118,196.63	$62.24	—	$—
Fidelity VIP High Income Portfolio	$2,303,745	115,499.10	$19.95	—	$—
Fidelity VIP Overseas Portfolio	$2,648,239	113,019.17	$23.43	—	$—
Fidelity VIP Contrafund Class 2 Portfolio	$8,172,992	115,686.05	$70.65	—	$—
Fidelity VIP Contrafund Initial Class	$341,224	—	$—	17,525.22	$19.47
Fidelity VIP Disciplined Small Cap Fund	$497,200	—	$—	32,169.95	$15.46
Fidelity VIP Dynamic Capital Appreciation Fund	$568,908	—	$—	28,840.11	$19.73
Fidelity VIP Freedom Income	$96,901	—	$—	7,786.22	$12.45
Fidelity VIP Growth Opportunities Fund	$285,026	—	$—	8,238.79	$34.60
Fidelity VIP Index 500 Initial Class	$1,466,589	—	$—	80,367.19	$18.25
Fidelity VIP Mid Cap Service Class	$495,943	—	$—	32,249.03	$15.38
Fidelity VIP Index 500 II Portfolio	$11,277,979	245,794.32	$45.88	—	$—
Fidelity VIP Mid Cap Class 2 Portfolio	$2,905,958	70,928.21	$40.97	—	$—
Fidelity VIP Value Strategies Portfolio	$278,361	6,290.56	$44.25	—	$—
Fidelity VIP Investment Grade Bond Portfolio	$3,221,603	154,694.75	$20.83	—	$—
Fidelity VIP Government Money Market Portfolio	$5,213,964	467,472.45	$11.15	—	$—
Fidelity VIP Real Estate Portfolio	$129,091	—	$—	12,233.55	$10.55
Franklin Templeton VIP Developing Market	$47,900	—	$—	2,636.87	$18.17
Franklin Templeton VIP Foreign Securities	$1,200,097	74,820.59	$16.04	—	$—
Franklin Templeton VIP Allocation	$4,739	—	$—	340.30	$13.92
Franklin Templeton VIP Global Real Estate	$563,802	33,851.43	$16.66	—	$—
Franklin Templeton VIP Global Discovery Securities	$819,767	36,849.73	$22.25	—	$—
Franklin Templeton VIP Global Bond	$42,498	—	$—	4,336.69	$9.80
Franklin Templeton VIP Mutual Global Discovery Securities	$28,124	—	$—	2,353.96	$11.95
Franklin Templeton VIP Mutual Shares Securities	$812,982	39,488.88	$20.59	—	$—
Franklin Templeton VIP Rising Dividends	$221,522	—	$—	12,771.66	$17.34
Franklin Templeton VIP Small Cap Value	$353,122	11,064.06	$31.92	—	$—
Franklin Templeton VIP Small-Midcap Growth II	$520,928	11,973.32	$43.51	—	$—
Franklin Templeton VIP Small-Midcap Growth IV	$111,233	—	$—	4,844.00	$22.96
Franklin Templeton VIP US Government	$809,394	68,554.03	$11.81	—	$—
Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	$52,990	—	$—	3,426.86	$15.46
Goldman Sachs VIT Equity Index Fund Service Class	$374,313	—	$—	20,614.92	$18.16
Goldman Sachs VIT Growth Opportunities Fund Service Class	$38,464	—	$—	1,741.17	$22.09
Goldman Sachs VIT High Quality Floating Rate Fund Service Class	$44,864	—	$—	4,485.41	$10.00

(3) On May 1, 2020, the Dreyfus VIF Quality Bond Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2020

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value
Invesco I.O. V.I. Conservative Balanced Fund	$298,739	24,726.69	$12.08	—	$—
Invesco I.O. V.I. Main Street Small Cap Fund	$149,564	11,279.87	$13.26	—	$—
Invesco I.O. V.I. Global Strategic Income Fund	$765,418	72,151.46	$10.61	—	$—
Invesco V.I. Discovery Mid Cap Growth Fund (4)	$524,166	36,274.22	$14.45	—	$—
Invesco V.I. Discovery Mid Cap Growth Fund II (5)	$78,172	—	$—	5,423.29	$14.41
Invesco V.I. Diversified Dividend Fund	$54,873	—	$—	4,411.20	$12.44
Invesco V.I. Equity & Income Fund	$87,768	—	$—	6,312.99	$13.90
Invesco V.I. Health Care Fund	$1,687,601	55,561.15	$30.37	—	$—
Invesco V.I. Global Real Estate	$1,635	—	$—	158.77	$10.30
Invesco V.I. Government Securities Fund	$45,520	—	$—	4,291.50	$10.61
Invesco V.I. High Yield Fund	$34,669	—	$—	2,941.70	$11.79
Invesco V.I. International Growth Fund	$34,644	—	$—	2,505.46	$13.83
Invesco V.I. Mid Cap Growth Fund (4)	$—	—	$—	—	$—
Invesco V.I. Mid Cap Growth Fund II (5)	$—	—	$—	—	$—
Invesco V.I. Technology Fund	$1,401,889	78,468.54	$17.87	—	$—
JP Morgan Insurance Trust Small Cap Core Portfolio	$857,500	21,142.67	$40.56	—	$—
Neuberger Berman Trust Mid Cap Growth Portfolio	$914,526	17,385.17	$52.60	—	$—
Neuberger Berman Trust Short Duration Bond Portfolio	$2,928,954	272,593.22	$10.74	—	$—
Neuberger Berman Trust Mid Cap Growth Class S	$355,192	17,716.80	$20.05	—	$—
Neuberger Berman Trust Sustainable Equity Portfolio	$1,139,806	27,916.21	$40.83	—	$—
T Rowe Price Blue Chip Growth Portfolio	$3,478,303	51,205.55	$51.72	34,977.28	$23.73
T Rowe Price Equity Income Portfolio	$4,091,563	158,174.71	$24.53	15,080.08	$14.02
T Rowe Price Health Sciences Portfolio	$2,399,023	26,686.19	$78.65	15,087.04	$19.90
T Rowe Price Mid Cap Growth II	$56,904	—	$—	2,932.41	$19.41
T Rowe Price Personal Strategy Balanced	$401,791	13,233.07	$30.36	—	$—
Touchstone Balanced	$9,033,909	194,223.03	$35.04	144,619.52	$15.41
Touchstone Bond	$6,398,263	269,325.88	$22.77	23,255.85	$11.46
Touchstone Common Stock	$15,558,749	290,280.89	$50.29	53,269.14	$18.02
Touchstone Small Company	$17,427,361	193,284.33	$88.99	13,222.17	$17.20
Van Eck VIPT Unconstrained Emerging Markets	$1,065,564	83,100.76	$12.82	—	$—
Van Eck VIPT Emerging Markets	$1,391,167	35,331.67	$39.37	—	$—
Van Eck VIPT Emerging Markets II	$32,897	—	$—	2,012.64	$16.35
Van Eck VIPT Global Hard Assets	$1,048,083	88,257.32	$11.88	—	$—
Van Eck VIPT Global Hard Assets Class S	$131,847	—	$—	13,448.98	$9.80
Wells Fargo VT Discovery Fund	$3,347,583	35,634.38	$93.94	—	$—
Wells Fargo VT Opportunity Fund	$2,382,388	36,624.19	$65.05	—	$—

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Alger			AB VPS
	Capital	Large Cap	Small Cap	Balanced	Growth and
	Appreciation	Growth	Growth	Wealth Strategy	Income
Investment income:
Dividend income	$—	$14,613	$14,470	$1,342	$467

Expenses:
Mortality and expense risk and administrative charges	32,910	118,540	19,030	864	409

Net investment (loss) gain	(32,910)	(103,927)	(4,560)	478	58

Realized and unrealized gain (loss) on investments
Capital gains distributions	331,409	1,306,463	97,083	1,912	1,576

Net realized gain (loss) from shares sold	128,708	692,878	65,737	(148)	(249)

Net unrealized appreciation (depreciation) on investments	381,906	2,449,143	549,694	3,258	(917)

Net realized and unrealized gain on investments	842,023	4,448,484	712,514	5,022	410

Increase in net assets resulting from operations	$809,113	$4,344,557	$707,954	$5,500	$468

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	AB VPS
	International	International	International	Small Mid Cap	Small
	Growth	Value	Value B	Value	Mid Cap
Investment income:
Dividend income	$2,975	$36,705	$18	$299	$15,622

Expenses:
Mortality and expense risk and administrative charges	2,890	25,741	16	517	20,239

Net investment gain (loss)	85	10,964	2	(218)	(4,617)

Realized and unrealized gain (loss) on investments
Capital gains distributions	18,812	—	—	1,844	71,510

Net realized gain (loss) from shares sold	13,859	(7,393)	(5)	(505)	(61,211)

Net unrealized appreciation on investments	19,884	46,973	14	190	83,993

Net realized and unrealized gain on investments	52,555	39,580	9	1,529	94,292

Increase in net assets resulting from operations	$52,640	$50,544	$11	$1,311	$89,675

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	American Century VP
	Disciplined	Inflation
	Core Value (1)	Protection	International	Ultra	Value
Investment income:
Dividend income	$37,576	$13,425	$14,259	$—	$52,043

Expenses:
Mortality and expense risk and administrative charges	26,982	11,807	39,641	1,299	31,174

Net investment gain (loss)	10,594	1,618	(25,382)	(1,299)	20,869

Realized and unrealized gain (loss) on investments
Capital gains distributions	99,414	—	43,005	9,776	58,446

Net realized gain (loss) from shares sold	91,780	(1,151)	127,364	6,625	85,082

Net unrealized (depreciation) appreciation on investments	(11,241)	65,810	483,164	20,236	(171,058)

Net realized and unrealized gain (loss) on investments	179,953	64,659	653,533	36,637	(27,530)

Increase (decrease) in net assets resulting from operations	$190,547	$66,277	$628,151	$35,338	$(6,661)

(1) On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	American Century VP
	Capital		Large	Ultra	Value
	Appreciation	Growth	Company	Class 2	Class 2
Investment income:
Dividend income	$—	$1,089	$531	$—	$1,084

Expenses:
Mortality and expense risk and administrative charges	646	5,008	446	5,684	688

Net investment (loss) gain	(646)	(3,919)	85	(5,684)	396

Realized and unrealized gain (loss) on investments
Capital gains distributions	5,661	23,456	211	38,060	1,323

Net realized gain (loss) from shares sold	1,053	5,721	(23)	8,217	(1,023)

Net unrealized appreciation (depreciation) on investments	9,986	80,637	2,828	124,120	(1,357)

Net realized and unrealized gain (loss) on investments	16,700	109,814	3,016	170,397	(1,057)

Increase (decrease) in net assets resulting from operations	$16,054	$105,895	$3,101	$164,713	$(661)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	American Funds AFIS
	Asset	Capital World	Growth -	Global Growth	Global
	Allocation	Bond (2)	Income	& Income	Small Cap
Investment income:
Dividend income	$2,769	$1,231	$1,673	$989	$22

Expenses:
Mortality and expense risk and administrative charges	2,580	1,635	1,979	1,215	203

Net investment gain (loss)	189	(404)	(306)	(226)	(181)

Realized and unrealized gain (loss) on investments
Capital gains distributions	840	2,037	3,788	2,303	1,068

Net realized gain (loss) from shares sold	281	31	176	(366)	1,849

Net unrealized appreciation (depreciation) on investments	18,567	7,720	13,352	6,432	(1,190)

Net realized and unrealized gain on investments	19,688	9,788	17,316	8,369	1,727

Increase in net assets resulting from operations	$19,877	$9,384	$17,010	$8,143	$1,546

(2) On May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	American Funds AFIS		Blackrock
	High-Income	New	Equity	Global	Government
	Bond	World	Dividend	Allocation	Money Market
Investment income:
Dividend income	$3,866	$11	$5,389	$104	$1,118

Expenses:
Mortality and expense risk and administrative charges	677	379	3,845	308	4,929

Net investment gain (loss)	3,189	(368)	1,544	(204)	(3,811)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	299	9,844	722	22

Net realized (loss) gain from shares sold	(160)	414	(5,135)	1,384	—

Net unrealized appreciation (depreciation) on investments	285	5,637	(4,760)	408	—

Net realized and unrealized gain (loss) on investments	125	6,350	(51)	2,514	22

Increase (decrease) in net assets resulting from operations	$3,314	$5,982	$1,493	$2,310	$(3,789)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Blackrock	DWS			Dreyfus VIF
	Value	CROCI®	Small	Small Mid
	Opportunities	U.S. VIP	Cap Index	Cap Value	Appreciation
Investment income:
Dividend income	$190	$3,407	$829	$10,641	$2,100

Expenses:
Mortality and expense risk and administrative charges	188	2,387	1,018	13,829	3,790

Net investment gain (loss)	2	1,020	(189)	(3,188)	(1,690)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,265	8,737	7,668	78,312	22,427

Net realized gain (loss) from shares sold	369	(1,704)	(2,495)	(28,105)	8,362

Net unrealized appreciation (depreciation) on investments	738	(35,305)	9,353	(51,923)	26,213

Net realized and unrealized gain (loss) on investments	2,372	(28,272)	14,526	(1,716)	57,002

Increase (decrease) in net assets resulting from operations	$2,374	$(27,252)	$14,337	$(4,904)	$55,312

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Dreyfus VIF			Fidelity VIP
	Opportunistic	Quality	Sustainable	Equity
	Small Cap	Bond (3)	U.S. Equity	Income	Growth
Investment income:
Dividend income	$1,923	$5,077	$2,734	$78,411	$4,839

Expenses:
Mortality and expense risk and administrative charges	3,765	3,941	3,228	59,617	88,491

Net investment (loss) gain	(1,842)	1,136	(494)	18,794	(83,652)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	2,967	198,074	610,109

Net realized (loss) gain from shares sold	(3,638)	19,853	(3,429)	18,001	626,124

Net unrealized appreciation (depreciation) on investments	43,138	(5,180)	45,915	(8,199)	1,123,587

Net realized and unrealized gain on investments	39,500	14,673	45,453	207,876	2,359,820

Increase in net assets resulting from operations	$37,658	$15,809	$44,959	$226,670	$2,276,168

(3) On May 1, 2020, the Dreyfus VIF Quality Bond Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Fidelity VIP
	High		Contrafund	Contrafund	Disciplined
	Income	Overseas	Class 2	Initial Class	Small Cap
Investment income:
Dividend income	$111,529	$10,311	$18,333	$308	$2,266

Expenses:
Mortality and expense risk and administrative charges	31,143	32,664	102,610	5,090	5,483

Net investment gain (loss)	80,386	(22,353)	(84,277)	(4,782)	(3,217)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	10,664	38,710	2,039	—

Net realized (loss) gain from shares sold	(38,540)	110,651	465,466	21,670	(4,137)

Net unrealized (depreciation) appreciation on investments	(23,133)	225,896	1,465,335	71,401	82,106

Net realized and unrealized (loss) gain on investments	(61,673)	347,211	1,969,511	95,110	77,969

Increase in net assets resulting from operations	$18,713	$324,858	$1,885,234	$90,328	$74,752

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Fidelity VIP
	Dynamic Capital Apprec	Freedom Income	Growth Opportunities	Index 500 Initial Class	Mid Cap Service Class
Investment income:
Dividend income	$227	$997	$—	$19,481	$1,624

Expenses:
Mortality and expense risk and administrative charges	6,966	1,277	2,737	17,213	5,703

Net investment (loss) gain	(6,739)	(280)	(2,737)	2,268	(4,079)

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,161	1,633	10,988	3,814	—

Net realized gain (loss) from shares sold	10,932	99	11,009	9,360	(6,139)

Net unrealized appreciation on investments	130,352	6,348	86,591	183,330	76,610

Net realized and unrealized gain on investments	148,445	8,080	108,588	196,504	70,471

Increase in net assets resulting from operations	$141,706	$7,800	$105,851	$198,772	$66,392

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Fidelity VIP
		Mid Cap	Value	Investment	Government
	Index 500 II	Class 2	Strategies	Grade Bond	Money Market
Investment income:
Dividend income	$188,797	$15,806	$3,014	$71,002	$15,859

Expenses:
Mortality and expense risk and administrative charges	154,459	34,112	3,309	46,977	78,024

Net investment gain (loss)	34,338	(18,306)	(295)	24,025	(62,165)

Realized and unrealized gain (loss) on investments
Capital gains distributions	37,341	—	13,208	1,284	—

Net realized gain (loss) from shares sold	2,021,885	(43,973)	(3,777)	50,640	—

Net unrealized (depreciation) appreciation on investments	(347,864)	480,854	9,148	183,101	—

Net realized and unrealized gain on investments	1,711,362	436,881	18,579	235,025	—

Increase (decrease) in net assets resulting from operations	$1,745,700	$418,575	$18,284	$259,050	$(62,165)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Fidelity VIP	Franklin Templeton VIP
	Real	Developing			Global
	Estate	Market	Foreign	Allocation	Real Estate
Investment income:
Dividend income	$2,536	$2,624	$36,096	$57	$18,638

Expenses:
Mortality and expense risk and administrative charges	1,885	821	14,625	60	7,965

Net investment gain (loss)	651	1,803	21,471	(3)	10,673

Realized and unrealized gain (loss) on investments
Capital gains distributions	6,229	1,692	—	1,102	59,874

Net realized (loss) gain from shares sold	(5,486)	5,167	(32,659)	(12)	(12,847)

Net unrealized depreciation on investments	(15,521)	(1,025)	(11,465)	(651)	(100,080)

Net realized and unrealized (loss) gain on investments	(14,778)	5,834	(44,124)	439	(53,053)

Decrease (increase) in net assets resulting from operations	$(14,127)	$7,637	$(22,653)	$436	$(42,380)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Franklin Templeton VIP
	Global	Global	Mutual Global	Mutual	Rising
	Discovery	Bond	Discovery	Shares	Dividends
Investment income:
Dividend income	$19,298	$3,559	$548	$20,772	$2,645

Expenses:
Mortality and expense risk and administrative charges	9,906	609	441	10,090	2,792

Net investment gain (loss)	9,392	2,950	107	10,682	(147)

Realized and unrealized gain (loss) on investments
Capital gains distributions	13,692	—	465	28,879	11,447

Net realized loss from shares sold	(35,210)	(982)	(5,284)	(4,715)	(2,139)

Net unrealized (depreciation) appreciation on investments	(20,848)	(4,980)	2	(86,739)	19,683

Net realized and unrealized (loss) gain on investments	(42,366)	(5,962)	(4,817)	(62,575)	28,991

Decrease (increase) in net assets resulting from operations	$(32,974)	$(3,012)	$(4,710)	$(51,893)	$28,844

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

					Goldman
	Franklin Templeton VIP				Sachs VIT
	Small Cap Value	Small-Midcap Growth II	Small-Midcap Growth IV	US Government	Small Cap Equity Insights
Investment income:
Dividend income	$4,570	$—	$—	$31,023	$—

Expenses:
Mortality and expense risk and administrative charges	4,087	5,857	1,235	10,610	532

Net investment gain (loss)	483	(5,857)	(1,235)	20,413	(532)

Realized and unrealized gain (loss) on investments
Capital gains distributions	19,439	52,889	11,239	—	641

Net realized (loss) gain from shares sold	(44,368)	(1,931)	923	(3,188)	(132)

Net unrealized appreciation (depreciation) on investments	38,814	146,810	28,848	(2,160)	5,732

Net realized and unrealized gain (loss) on investments	13,885	197,768	41,010	(5,348)	6,241

Increase in net assets resulting from operations	$14,368	$191,911	$39,775	$15,065	$5,709

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Goldman Sachs VIT			Invesco I.O. V.I.
	Equity	Growth	High Quality	Conservative	Main Street
	Index	Opportunities	Float	Balanced	Small Cap
Investment income:
Dividend income	$4,205	$—	$307	$5,346	$507

Expenses:
Mortality and expense risk and administrative charges	4,607	422	637	3,979	2,161

Net investment (loss) gain	(402)	(422)	(330)	1,367	(1,654)

Realized and unrealized gain (loss) on investments
Capital gains distributions	24,930	6,292	—	6,756	2,023

Net realized gain (loss) from shares sold	2,176	(4,173)	(41)	879	(2,467)

Net unrealized appreciation on investments	25,383	9,670	2	23,911	23,116

Net realized and unrealized gain (loss) on investments	52,489	11,789	(39)	31,546	22,672

Increase (decrease) in net assets resulting from operations	$52,087	$11,367	$(369)	$32,913	$21,018

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Invesco
	I.O. V.I.	Invesco V.I.
	Global Strategic	Discovery Mid	Discovery Mid	Diversified	Equity &
	Income	Cap Growth (4)	Cap Growth II (5)	Dividend	Income
Investment income:
Dividend income	$40,963	$—	$—	$1,440	$1,719

Expenses:
Mortality and expense risk and administrative charges	11,746	4,112	493	652	1,046

Net investment gain (loss)	29,217	(4,112)	(493)	788	673

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	1,313	3,554

Net realized (loss) gain from shares sold	(3,689)	7,055	1,023	(273)	(110)

Net unrealized (depreciation) appreciation on investments	(19,429)	164,719	19,394	(2,000)	2,550

Net realized and unrealized (loss) gain on investments	(23,118)	171,774	20,417	(960)	5,994

Increase (decrease) in net assets resulting from operations	$6,099	$167,662	$19,924	$(172)	$6,667

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Invesco V.I.
	Health	Global	Government	High	International
	Care	Real Estate	Securities	Yield	Growth
Investment income:
Dividend income	$5,129	$115	$989	$1,883	$642

Expenses:
Mortality and expense risk and administrative charges	22,530	31	605	426	403

Net investment (loss) gain	(17,401)	84	384	1,457	239

Realized and unrealized gain (loss) on investments
Capital gains distributions	39,043	70	—	—	699

Net realized (loss) gain from shares sold	(31,877)	(120)	3	(45)	14

Net unrealized appreciation (depreciation) on investments	202,145	(315)	1,350	(154)	2,823

Net realized and unrealized gain (loss) on investments	209,311	(365)	1,353	(199)	3,536

Increase (decrease) in net assets resulting from operations	$191,910	$(281)	$1,737	$1,258	$3,775

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

				JP Morgan	Neuberger
	Invesco V.I.			Insurance Trust	Berman Trust
	Mid Cap	Mid Cap		Small	Mid Cap
	Growth (4)	Growth II (5)	Technology	Cap Core	Growth
Investment income:
Dividend income	$—	$—	$—	$6,294	$—

Expenses:
Mortality and expense risk and administrative charges	1,792	166	15,997	9,147	11,944

Net investment loss	(1,792)	(166)	(15,997)	(2,853)	(11,944)

Realized and unrealized gain (loss) on investments
Capital gains distributions	114,672	10,866	107,028	41,454	37,363

Net realized (loss) gain from shares sold	(123,751)	(11,731)	49,448	11,942	105,292

Net unrealized (depreciation) appreciation on investments	(14,098)	(1,167)	293,410	64,905	160,120

Net realized and unrealized (loss) gain on investments	(23,177)	(2,032)	449,886	118,301	302,775

Decrease (increase) in net assets resulting from operations	$(24,969)	$(2,198)	$433,889	$115,448	$290,831

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Neuberger Berman Trust			T Rowe Price
	Short	Mid Cap Growth	Sustainable	Blue Chip	Equity
	Duration Bond	Class S	Equity	Growth	Income
Investment income:
Dividend income	$66,120	$—	$6,112	$—	$72,426

Expenses:
Mortality and expense risk and administrative charges	39,431	4,257	14,602	43,811	47,820

Net investment gain (loss)	26,689	(4,257)	(8,490)	(43,811)	24,606

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	16,138	41,983	113,229	87,035

Net realized (loss) gain from shares sold	(10,868)	15,044	13,112	345,583	18,557

Net unrealized appreciation (depreciation) on investments	37,159	74,618	134,999	481,245	(107,937)

Net realized and unrealized gain (loss) on investments	26,291	105,800	190,094	940,057	(2,345)

Increase in net assets resulting from operations	$52,980	$101,543	$181,604	$896,246	$22,261

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	T Rowe Price			Touchstone
	Health	Mid Cap	Personal
	Sciences	Growth II	Strategy	Balanced	Bond
Investment income:
Dividend income	$—	$—	$5,188	$107,512	$106,374

Expenses:
Mortality and expense risk and administrative charges	29,287	699	5,402	118,955	87,926

Net investment (loss) gain	(29,287)	(699)	(214)	(11,443)	18,448

Realized and unrealized gain (loss) on investments
Capital gains distributions	134,631	3,718	12,740	304,838	—

Net realized gain (loss) from shares sold	82,360	1,061	(4,184)	(319,122)	70,453

Net unrealized appreciation on investments	338,565	6,090	29,489	1,414,025	399,917

Net realized and unrealized gain on investments	555,556	10,869	38,045	1,399,741	470,370

Increase in net assets resulting from operations	$526,269	$10,170	$37,831	$1,388,298	$488,818

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Touchstone		Van Eck VIPT
	Common	Small	Unconstrained	Emerging	Emerging
	Stock	Company	Emerging Markets	Markets	Markets II
Investment income:
Dividend income	$83,620	$21,870	$71,387	$24,957	$771

Expenses:
Mortality and expense risk and administrative charges	197,003	192,853	13,799	17,752	495

Net investment (loss) gain	(113,383)	(170,983)	57,588	7,205	276

Realized and unrealized gain (loss) on investments
Capital gains distributions	429,300	536,997	—	37,485	1,208

Net realized (loss) gain from shares sold	(3,018,180)	(506,070)	(13,732)	14,964	1,447

Net unrealized appreciation on investments	5,555,199	2,576,475	26,355	98,732	1,958

Net realized and unrealized gain on investments	2,966,319	2,607,402	12,623	151,181	4,613

Increase in net assets resulting from operations	$2,852,936	$2,436,419	$70,211	$158,386	$4,889

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2020

	Van Eck VIPT		Wells Fargo VT
	Global Hard	Global Hard
	Assets	Assets S	Discovery	Opportunity
Investment income:
Dividend income	$8,237	$738	$—	$9,086

Expenses:
Mortality and expense risk and administrative charges	12,218	1,399	35,963	29,190

Net investment loss	(3,981)	(661)	(35,963)	(20,104)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	224,633	157,080

Net realized (loss) gain from shares sold	(65,404)	(1,207)	67,839	133,261

Net unrealized appreciation on investments	231,877	21,789	1,061,051	103,465

Net realized and unrealized gain on investments	166,473	20,582	1,353,523	393,806

Increase in net assets resulting from operations	$162,492	$19,921	$1,317,560	$373,702

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Alger			AB VPS
	Capital	Large Cap	Small Cap	Balanced	Growth and
	Appreciation	Growth	Growth	Wealth Strategy	Income
Net investment (loss) gain	$(32,910)	$(103,927)	$(4,560)	$478	$58

Realized and unrealized gain (loss) on investments
Capital gains distributions	331,409	1,306,463	97,083	1,912	1,576

Net realized gain (loss) from shares sold	128,708	692,878	65,737	(148)	(249)

Net unrealized appreciation (depreciation) on investments	381,906	2,449,143	549,694	3,258	(917)

Net realized and unrealized gain on investments	842,023	4,448,484	712,514	5,022	410

Increase in net assets resulting from operations	809,113	4,344,557	707,954	5,500	468

Accumulation unit transactions:
Participant deposits	12,514	21,639	26,944	—	126
Transfers between investment sub-accounts and general account, net	(323,758)	(1,356,791)	(56,967)	7,911	668
Net surrenders and lapses	(193,196)	(596,688)	(90,675)	—	(504)
Contract benefits	—	(69,092)	(25,287)	—	—
Loan collateral interest received	25	—	—	—	—
Transfers for policy loans	(56)	—	—	—	—
Contract charges	(1,901)	(2,961)	(913)	(6)	(58)
Other	349	47	(1,200)	1	16

Total net accumulation unit transactions	(506,023)	(2,003,846)	(148,098)	7,906	248

Increase in net assets	303,090	2,340,711	559,856	13,406	716

Net assets, beginning of period	$2,292,070	$7,899,415	$1,168,257	$60,737	$32,942

Net assets, end of period	$2,595,160	$10,240,126	$1,728,113	$74,143	$33,658

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	AB VPS
	International	International	International	Small Mid Cap	Small
	Growth	Value	Value B	Value	Mid Cap
Net investment gain (loss)	$85	$10,964	$2	$(218)	$(4,617)

Realized and unrealized gain (loss) on investments
Capital gains distributions	18,812	—	—	1,844	71,510

Net realized gain (loss) from shares sold	13,859	(7,393)	(5)	(505)	(61,211)

Net unrealized appreciation on investments	19,884	46,973	14	190	83,993

Net realized and unrealized gain on investments	52,555	39,580	9	1,529	94,292

Increase in net assets resulting from operations	52,640	50,544	11	1,311	89,675

Accumulation unit transactions:
Participant deposits	—	3,069	—	—	6,917
Transfers between investment sub-accounts and general account, net	(32,147)	240,013	—	873	237,629
Net surrenders and lapses	(14,563)	(153,115)	—	—	(108,088)
Contract benefits	(12,824)	(9,387)	—	—	(7,345)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(36)	(255)	(1)	(2)	(155)
Other	6	121	—	—	40

Total net accumulation unit transactions	(59,564)	80,446	(1)	871	128,998

(Decrease) increase in net assets	(6,924)	130,990	10	2,182	218,673

Net assets, beginning of period	$225,851	$2,099,105	$1,370	$43,369	$1,629,257

Net assets, end of period	$218,927	$2,230,095	$1,380	$45,551	$1,847,930

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	American Century VP
	Disciplined	Inflation
	Core Value (1)	Protection	International	Ultra	Value
Net investment gain (loss)	$10,594	$1,618	$(25,382)	$(1,299)	$20,869

Realized and unrealized gain (loss) on investments
Capital gains distributions	99,414	—	43,005	9,776	58,446

Net realized gain (loss) from shares sold	91,780	(1,151)	127,364	6,625	85,082

Net unrealized (depreciation) appreciation on investments	(11,241)	65,810	483,164	20,236	(171,058)

Net realized and unrealized gain (loss) on investments	179,953	64,659	653,533	36,637	(27,530)

Increase (decrease) in net assets resulting from operations	190,547	66,277	628,151	35,338	(6,661)

Accumulation unit transactions:
Participant deposits	1,150	1,424	4,320	30	7,736
Transfers between investment sub-accounts and general account, net	28,001	4,726	(170,406)	(6,747)	119,983
Net surrenders and lapses	(187,695)	(66,346)	(261,517)	(12,962)	(117,426)
Contract benefits	(98,234)	(12,088)	(19,689)	—	(27,254)
Loan collateral interest received	13	—	—	—	—
Transfers for policy loans	(14)	—	—	—	(11)
Contract charges	(626)	(550)	(597)	(37)	(1,288)
Other	(295)	(4)	(84)	(1,059)	(150)

Total net accumulation unit transactions	(257,700)	(72,838)	(447,973)	(20,775)	(18,410)

(Decrease) increase in net assets	(67,153)	(6,561)	180,178	14,563	(25,071)

Net assets, beginning of period	$2,126,066	$863,726	$3,033,825	$89,428	$2,590,412

Net assets, end of period	$2,058,913	$857,165	$3,214,003	$103,991	$2,565,341

(1) On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	American Century VP
	Capital		Large	Ultra	Value
	Appreciation	Growth	Company	Class 2	Class 2
Net investment (loss) gain	$(646)	$(3,919)	$85	$(5,684)	$396

Realized and unrealized gain (loss) on investments
Capital gains distributions	5,661	23,456	211	38,060	1,323

Net realized gain (loss) from shares sold	1,053	5,721	(23)	8,217	(1,023)

Net unrealized appreciation (depreciation) on investments	9,986	80,637	2,828	124,120	(1,357)

Net realized and unrealized gain (loss) on investments	16,700	109,814	3,016	170,397	(1,057)

Increase (decrease) in net assets resulting from operations	16,054	105,895	3,101	164,713	(661)

Accumulation unit transactions:
Participant deposits	—	2,000	—	—	—
Transfers between investment sub- accounts and general account, net	(2,251)	(984)	20,140	(4,924)	5,399
Net surrenders and lapses	(12,264)	(31,839)	—	(35,124)	(12,073)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	—	(9)	—	(8)
Other	—	1	1	—	—

Total net accumulation unit transactions	(14,515)	(30,822)	20,132	(40,048)	(6,682)

Increase (decrease) in net assets	1,539	75,073	23,233	124,665	(7,343)

Net assets, beginning of period	$49,321	$344,435	$24,665	$372,028	$57,137

Net assets, end of period	$50,860	$419,508	$47,898	$496,693	$49,794

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	American Funds AFIS
	Asset	Capital World	Growth -	Global Growth	Global
	Allocation	Bond (2)	Income	&Income	Small Cap
Net investment gain (loss)	$189	$(404)	$(306)	$(226)	$(181)

Realized and unrealized gain (loss) on investments
Capital gains distributions	840	2,037	3,788	2,303	1,068

Net realized gain (loss) from shares sold	281	31	176	(366)	1,849

Net unrealized appreciation (depreciation) on investments	18,567	7,720	13,352	6,432	(1,190)

Net realized and unrealized gain on investments	19,688	9,788	17,316	8,369	1,727

Increase in net assets resulting from operations	19,877	9,384	17,010	8,143	1,546

Accumulation unit transactions:
Participant deposits	8,300	—	—	—	—
Transfers between investment sub- accounts and general account, net	3,484	5,303	1,716	5,024	(14,524)
Net surrenders and lapses	(3,752)	—	(2,905)	(1,790)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(9)	—	(35)	(36)	(3)
Other	1	—	—	1	1

Total net accumulation unit transactions	8,024	5,303	(1,224)	3,199	(14,526)

Increase (decrease) in net assets	27,901	14,687	15,786	11,342	(12,980)

Net assets, beginning of period	$184,129	$110,262	$145,879	$91,451	$17,618

Net assets, end of period	$212,030	$124,949	$161,665	$102,793	$4,638

(2) On May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	American Funds AFIS		Blackrock
	High-Income	New	Equity	Global	Government
	Bond	World	Dividend	Allocation	Money Market
Net investment gain (loss)	$3,189	$(368)	$1,544	$(204)	$(3,811)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	299	9,844	722	22

Net realized (loss) gain from shares sold	(160)	414	(5,135)	1,384	—

Net unrealized appreciation (depreciation) on investments	285	5,637	(4,760)	408	—

Net realized and unrealized gain (loss) on investments	125	6,350	(51)	2,514	22

Increase (decrease) in net assets resulting from operations	3,314	5,982	1,493	2,310	(3,789)

Accumulation unit transactions:
Participant deposits	—	150	—	—	90
Transfers between investment sub- accounts and general account, net	5,399	(310)	1,244	(18,389)	364,197
Net surrenders and lapses	(829)	(817)	(41,637)	—	(118,311)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(8)	(4)	(11)	—	(17)
Other	1	(1)	1	(1)	—

Total net accumulation unit transactions	4,563	(982)	(40,403)	(18,390)	245,959

Increase (decrease) in net assets	7,877	5,000	(38,910)	(16,080)	242,170

Net assets, beginning of period	$45,651	$27,993	$331,994	$25,138	$316,931

Net assets, end of period	$53,528	$32,993	$293,084	$9,058	$559,101

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Blackrock	DWS			Dreyfus VIF
	Value	CROCI®	Small	Small Mid
	Opportunities	U.S. VIP	Cap Index	Cap Value	Appreciation
Net investment gain (loss)	$2	$1,020	$(189)	$(3,188)	$(1,690)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,265	8,737	7,668	78,312	22,427

Net realized gain (loss) from shares sold	369	(1,704)	(2,495)	(28,105)	8,362

Net unrealized appreciation (depreciation) on investments	738	(35,305)	9,353	(51,923)	26,213

Net realized and unrealized gain (loss) on investments	2,372	(28,272)	14,526	(1,716)	57,002

Increase (decrease) in net assets resulting from operations	2,374	(27,252)	14,337	(4,904)	55,312

Accumulation unit transactions:
Participant deposits	—	372	—	2,788	990
Transfers between investment sub-accounts and general account, net	(151)	8,064	3,978	162,230	(38,224)
Net surrenders and lapses	(2,083)	(3,997)	(5,918)	(63,948)	(29,300)
Contract benefits	—	—	—	(22,742)	(10,819)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(3)	(173)	(42)	(292)	(180)
Other	—	11	64	(30)	(151)

Total net accumulation unit transactions	(2,237)	4,277	(1,918)	78,006	(77,684)

Increase (decrease) in net assets	137	(22,975)	12,419	73,102	(22,372)

Net assets, beginning of period	$13,690	$208,904	$79,355	$1,156,818	$297,669

Net assets, end of period	$13,827	$185,929	$91,774	$1,229,920	$275,297

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Dreyfus VIF			Fidelity VIP
	Opportunistic	Quality	Sustainable	Equity
	Small Cap	Bond (3)	U.S. Equity	Income	Growth
Net investment (loss) gain	$(1,842)	$1,136	$(494)	$18,794	$(83,652)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	2,967	198,074	610,109

Net realized (loss) gain from shares sold	(3,638)	19,853	(3,429)	18,001	626,124

Net unrealized appreciation (depreciation) on investments	43,138	(5,180)	45,915	(8,199)	1,123,587

Net realized and unrealized gain on investments	39,500	14,673	45,453	207,876	2,359,820

Increase in net assets resulting from operations	37,658	15,809	44,959	226,670	2,276,168

Accumulation unit transactions:
Participant deposits	1,113	636	—	17,954	9,763
Transfers between investment sub-accounts and general account, net	(75,242)	(852,086)	(16,595)	90,203	(545,964)
Net surrenders and lapses	(23,686)	(38,128)	(53,149)	(251,043)	(403,620)
Contract benefits	—	—	—	(31,864)	(17,917)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(432)	(193)	(90)	(2,125)	(1,818)
Other	(302)	57	101	223	(107)

Total net accumulation unit transactions	(98,549)	(889,714)	(69,733)	(176,652)	(959,663)

(Decrease) increase in net assets	(60,891)	(873,905)	(24,774)	50,018	1,316,505

Net assets, beginning of period	$352,336	$873,905	$255,047	$4,788,864	$6,040,127

Net assets, end of period	$291,445	$—	$230,273	$4,838,882	$7,356,632

(3) On May 1, 2020, the Dreyfus VIF Quality Bond Portfolio was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Fidelity VIP
	High		Contrafund	Contrafund	Disciplined
	Income	Overseas	Class 2	Initial Class	Small Cap
Net investment gain (loss)	$80,386	$(22,353)	$(84,277)	$(4,782)	$(3,217)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	10,664	38,710	2,039	—

Net realized (loss) gain from shares sold	(38,540)	110,651	465,466	21,670	(4,137)

Net unrealized (depreciation) appreciation on investments	(23,133)	225,896	1,465,335	71,401	82,106

Net realized and unrealized (loss) gain on investments	(61,673)	347,211	1,969,511	95,110	77,969

Increase in net assets resulting from operations	18,713	324,858	1,885,234	90,328	74,752

Accumulation unit transactions:
Participant deposits	2,391	5,803	16,762	2,130	—
Transfers between investment sub-accounts and general account, net	29,647	4,224	(321,674)	(69,883)	2,904
Net surrenders and lapses	(148,545)	(155,872)	(602,383)	(53,262)	(22,131)
Contract benefits	(17,761)	(32,200)	(21,147)	—	—
Loan collateral interest received	50	—	—	—	—
Transfers for policy loans	(49)	—	—	—	—
Contract charges	(1,362)	(1,225)	(4,145)	(24)	(11)
Other	607	(1,304)	(5,657)	1	3

Total net accumulation unit transactions	(135,022)	(180,574)	(938,244)	(121,038)	(19,235)

(Decrease) increase in net assets	(116,309)	144,284	946,990	(30,710)	55,517

Net assets, beginning of period	$2,420,054	$2,503,955	$7,226,002	$371,934	$441,683

Net assets, end of period	$2,303,745	$2,648,239	$8,172,992	$341,224	$497,200

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Fidelity VIP
	Dynamic	Freedom	Growth	Index 500	Mid Cap
	Capital Apprec	Income	Opportunities	Initial Class	Service Class
Net investment (loss) gain	$(6,739)	$(280)	$(2,737)	$2,268	$(4,079)

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,161	1,633	10,988	3,814	—

Net realized gain (loss) from shares sold	10,932	99	11,009	9,360	(6,139)

Net unrealized appreciation on investments	130,352	6,348	86,591	183,330	76,610

Net realized and unrealized gain on investments	148,445	8,080	108,588	196,504	70,471

Increase in net assets resulting from operations	141,706	7,800	105,851	198,772	66,392

Accumulation unit transactions:
Participant deposits	6,000	—	27,915	255,646	36,119
Transfers between investment sub-accounts and general account, net	(50,772)	2,517	1,274	(435)	5,100
Net surrenders and lapses	(28,098)	—	(4,666)	(14,812)	(42,007)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(11)	(3)	(6)	(27)	(12)
Other	—	—	4	1	—

Total net accumulation unit transactions	(72,881)	2,514	24,521	240,373	(800)

Increase in net assets	68,825	10,314	130,372	439,145	65,592

Net assets, beginning of period	$500,083	$86,587	$154,654	$1,027,444	$430,351

Net assets, end of period	$568,908	$96,901	$285,026	$1,466,589	$495,943

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Fidelity VIP
		Mid Cap	Value	Investment	Government
	Index 500 II	Class 2	Strategies	Grade Bond	Money Market
Net investment gain (loss)	$34,338	$(18,306)	$(295)	$24,025	$(62,165)

Realized and unrealized gain (loss) on investments
Capital gains distributions	37,341	—	13,208	1,284	—

Net realized gain (loss) from shares sold	2,021,885	(43,973)	(3,777)	50,640	—

Net unrealized (depreciation) appreciation on investments	(347,864)	480,854	9,148	183,101	—

Net realized and unrealized gain on investments	1,711,362	436,881	18,579	235,025	—

Increase (decrease) in net assets resulting from operations	1,745,700	418,575	18,284	259,050	(62,165)

Accumulation unit transactions:
Participant deposits	29,972	12,062	825	3,028	728,424
Transfers between investment sub- accounts and general account, net	(1,348,593)	(46,950)	(11,062)	(21,398)	1,637,968
Net surrenders and lapses	(983,931)	(211,791)	(2,884)	(370,490)	(2,428,676)
Contract benefits	(178,976)	(4,958)	—	(146,203)	(375,458)
Loan collateral interest received	13	—	—	25	327
Transfers for policy loans	(17)	—	—	(25)	(626)
Contract charges	(3,618)	(1,258)	(132)	(1,557)	(3,458)
Other	(2,220)	(1,072)	(330)	24	826

Total net accumulation unit transactions	(2,487,370)	(253,967)	(13,583)	(536,596)	(440,673)

(Decrease) increase in net assets	(741,670)	164,608	4,701	(277,546)	(502,838)

Net assets, beginning of period	$12,019,649	$2,741,350	$273,660	$3,499,149	$5,716,802

Net assets, end of period	$11,277,979	$2,905,958	$278,361	$3,221,603	$5,213,964

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Fidelity VIP	Franklin Templeton VIP
	Real	Developing			Global
	Estate	Market	Foreign	Allocation	Real Estate
Net investment gain (loss)	$651	$1,803	$21,471	$(3)	$10,673

Realized and unrealized gain (loss) on investments
Capital gains distributions	6,229	1,692	—	1,102	59,874

Net realized (loss) gain from shares sold	(5,486)	5,167	(32,659)	(12)	(12,847)

Net unrealized depreciation on investments	(15,521)	(1,025)	(11,465)	(651)	(100,080)

Net realized and unrealized (loss) gain on investments	(14,778)	5,834	(44,124)	439	(53,053)

Decrease (increase) in net assets resulting from operations	(14,127)	7,637	(22,653)	436	(42,380)

Accumulation unit transactions:
Participant deposits	1,075	—	2,992	—	805
Transfers between investment sub-accounts and general account, net	4,957	(23,377)	83,312	70	47,498
Net surrenders and lapses	(22,081)	(2,954)	(57,427)	—	(109,709)
Contract benefits	—	—	(26,124)	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(15)	—	(544)	—	(243)
Other	—	1	(97)	2	32

Total net accumulation unit transactions	(16,064)	(26,330)	2,112	72	(61,617)

(Decrease) increase in net assets	(30,191)	(18,693)	(20,541)	508	(103,997)

Net assets, beginning of period	$159,282	$66,593	$1,220,638	$4,231	$667,799

Net assets, end of period	$129,091	$47,900	$1,200,097	$4,739	$563,802

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Franklin Templeton VIP
	Global	Global	Mutual Global	Mutual	Rising
	Discovery	Bond	Discovery	Shares	Dividends
Net investment gain (loss)	$9,392	$2,950	$107	$10,682	$(147)

Realized and unrealized gain (loss) on investments
Capital gains distributions	13,692	—	465	28,879	11,447

Net realized loss from shares sold	(35,210)	(982)	(5,284)	(4,715)	(2,139)

Net unrealized (depreciation) appreciation on investments	(20,848)	(4,980)	2	(86,739)	19,683

Net realized and unrealized (loss) gain on investments	(42,366)	(5,962)	(4,817)	(62,575)	28,991

Decrease (increase) in net assets resulting from operations	(32,974)	(3,012)	(4,710)	(51,893)	28,844

Accumulation unit transactions:
Participant deposits	15,450	—	—	420	345
Transfers between investment sub-accounts and general account, net	43,839	7,925	3,872	17,659	29,714
Net surrenders and lapses	(78,743)	(2,756)	(14,366)	(23,810)	(45,332)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(284)	(9)	(3)	(520)	(15)
Other	(248)	—	—	39	1

Total net accumulation unit transactions	(19,986)	5,160	(10,497)	(6,212)	(15,287)

(Decrease) increase in net assets	(52,960)	2,148	(15,207)	(58,105)	13,557

Net assets, beginning of period	$872,727	$40,350	$43,331	$871,087	$207,965

Net assets, end of period	$819,767	$42,498	$28,124	$812,982	$221,522

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Franklin Templeton VIP				Goldman Sachs VIT
	Small Cap	Small-Midcap	Small-Midcap	US	Small Cap
	Value	Growth II	Growth IV	Government	Equity Insights
Net investment gain (loss)	$483	$(5,857)	$(1,235)	$20,413	$(532)

Realized and unrealized gain (loss) on investments
Capital gains distributions	19,439	52,889	11,239	—	641

Net realized (loss) gain from shares sold	(44,368)	(1,931)	923	(3,188)	(132)

Net unrealized appreciation (depreciation) on investments	38,814	146,810	28,848	(2,160)	5,732

Net realized and unrealized gain (loss) on investments	13,885	197,768	41,010	(5,348)	6,241

Increase in net assets resulting from operations	14,368	191,911	39,775	15,065	5,709

Accumulation unit transactions:
Participant deposits	3,574	5,520	750	600	4,900
Transfers between investment sub-accounts and general account, net	19,759	(254)	(6,335)	301,951	5,250
Net surrenders and lapses	(30,860)	(26,082)	(3,062)	(70,410)	—
Contract benefits	—	—	—	(5,486)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(141)	(42)	(10)	(183)	(20)
Other	349	(478)	—	(8)	—

Total net accumulation unit transactions	(7,319)	(21,336)	(8,657)	226,464	10,130

Increase in net assets	7,049	170,575	31,118	241,529	15,839

Net assets, beginning of period	346,073	$350,353	$80,115	$567,865	$37,151

Net assets, end of period	353,122	$520,928	$111,233	$809,394	$52,990

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Goldman Sachs VIT			Invesco I.O. V.I.
	Equity	Growth	High Quality	Conservative	Main Street
	Index	Opportunities	Float	Balanced	Small Cap
Net investment (loss) gain	$(402)	$(422)	$(330)	$1,367	$(1,654)

Realized and unrealized gain (loss) on investments
Capital gains distributions	24,930	6,292	—	6,756	2,023

Net realized gain (loss) from shares sold	2,176	(4,173)	(41)	879	(2,467)

Net unrealized appreciation on investments	25,383	9,670	2	23,911	23,116

Net realized and unrealized gain (loss) on investments	52,489	11,789	(39)	31,546	22,672

Increase (decrease) in net assets resulting from operations	52,087	11,367	(369)	32,913	21,018

Accumulation unit transactions:
Participant deposits	—	1,000	—	—	300
Transfers between investment sub-accounts and general account, net	361	(2,313)	5,814	(14,438)	(19,801)
Net surrenders and lapses	(26,728)	—	(1,847)	(13,196)	(43,341)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	(3)	(6)	(130)	(34)
Other	—	(1)	(1)	24	1

Total net accumulation unit transactions	(26,367)	(1,317)	3,960	(27,740)	(62,875)

Increase (decrease) in net assets	25,720	10,050	3,591	5,173	(41,857)

Net assets, beginning of period	$348,593	$28,414	$41,273	$293,566	$191,421

Net assets, end of period	$374,313	$38,464	$44,864	$298,739	$149,564

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Invesco
	I.O. V.I.	Invesco V.I.
	Global Strategic Income	Discovery Mid Cap Growth (4)	Discovery Mid Cap Growth II (5)	Diversified Dividend	Equity & Income
Net investment gain (loss)	$29,217	$(4,112)	$(493)	$788	$673

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	1,313	3,554

Net realized (loss) gain from shares sold	(3,689)	7,055	1,023	(273)	(110)

Net unrealized (depreciation) appreciation on investments	(19,429)	164,719	19,394	(2,000)	2,550

Net realized and unrealized (loss) gain on investments	(23,118)	171,774	20,417	(960)	5,994

Increase (decrease) in net assets resulting from operations	6,099	167,662	19,924	(172)	6,667

Accumulation unit transactions:
Participant deposits	693	20,060	25,915	—	—
Transfers between investment sub-accounts and general account, net	(118,178)	368,906	33,843	5,572	1,598
Net surrenders and lapses	(61,640)	(32,522)	(1,510)	(1,338)	—
Contract benefits	(20,484)	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(473)	(120)	—	(5)	—
Other	1	180	—	1	(2)

Total net accumulation unit transactions	(200,081)	356,504	58,248	4,230	1,596

(Decrease) increase in net assets	(193,982)	524,166	78,172	4,058	8,263

Net assets, beginning of period	$959,400	$—	$—	$50,815	$79,505

Net assets, end of period	$765,418	$524,166	$78,172	$54,873	$87,768

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Invesco V.I.
	Health	Global	Government	High	International
	Care	Real Estate	Securities	Yield	Growth
Net investment (loss) gain	$(17,401)	$84	$384	$1,457	$239

Realized and unrealized gain (loss) on investments
Capital gains distributions	39,043	70	—	—	699

Net realized (loss) gain from shares sold	(31,877)	(120)	3	(45)	14

Net unrealized appreciation (depreciation) on investments	202,145	(315)	1,350	(154)	2,823

Net realized and unrealized gain (loss) on investments	209,311	(365)	1,353	(199)	3,536

Increase (decrease) in net assets resulting from operations	191,910	(281)	1,737	1,258	3,775

Accumulation unit transactions:
Participant deposits	8,124	—	260	—	700
Transfers between investment sub-accounts and general account, net	(117,247)	574	10,829	10,789	270
Net surrenders and lapses	(87,921)	(1,028)	—	—	—
Contract benefits	(65,820)	—	—	—	—
Loan collateral interest received	25	—	—	—	—
Transfers for policy loans	(37)	—	—	—	—
Contract charges	(652)	(1)	(10)	(2)	(9)
Other	82	—	4	2	—

Total net accumulation unit transactions	(263,446)	(455)	11,083	10,789	961

(Decrease) increase in net assets	(71,536)	(736)	12,820	12,047	4,736

Net assets, beginning of period	$1,759,137	$2,371	$32,700	$22,622	$29,908

Net assets, end of period	$1,687,601	$1,635	$45,520	$34,669	$34,644

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

				JP Morgan	Neuberger
	Invesco V.I.			Insurance Trust	Berman Trust
	Mid Cap Growth (4)	Mid Cap Growth II (5)	Technology	Small Cap Core	Mid Cap Growth
Net investment loss	$(1,792)	$(166)	$(15,997)	$(2,853)	$(11,944)

Realized and unrealized gain (loss) on investments
Capital gains distributions	114,672	10,866	107,028	41,454	37,363

Net realized (loss) gain from shares sold	(123,751)	(11,731)	49,448	11,942	105,292

Net unrealized (depreciation) appreciation on investments	(14,098)	(1,167)	293,410	64,905	160,120

Net realized and unrealized (loss) gain on investments	(23,177)	(2,032)	449,886	118,301	302,775

Decrease (increase) in net assets resulting from operations	(24,969)	(2,198)	433,889	115,448	290,831

Accumulation unit transactions:
Participant deposits	10,038	—	60	4,426	12,391
Transfers between investment sub-accounts and general account, net	(387,479)	(35,557)	676	49,588	(94,416)
Net surrenders and lapses	(6,743)	—	(34,738)	(6,152)	(35,589)
Contract benefits	—	—	(5,193)	—	(133,501)
Loan collateral interest received	—	—	50	—	—
Transfers for policy loans	—	—	(79)	(5)	—
Contract charges	(55)	—	(661)	(250)	(58)
Other	54	—	(91)	(55)	295

Total net accumulation unit transactions	(384,185)	(35,557)	(39,976)	47,552	(250,878)

(Decrease) increase in net assets	(409,154)	(37,755)	393,913	163,000	39,953

Net assets, beginning of period	$409,154	$37,755	$1,007,976	$694,500	$874,573

Net assets, end of period	$—	$—	$1,401,889	$857,500	$914,526

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Neuberger Berman Trust			T Rowe Price
	Short Duration Bond	Mid Cap Growth Class S	Sustainable Equity	Blue Chip Growth	Equity Income
Net investment gain (loss)	$26,689	$(4,257)	$(8,490)	$(43,811)	$24,606

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	16,138	41,983	113,229	87,035

Net realized (loss) gain from shares sold	(10,868)	15,044	13,112	345,583	18,557

Net unrealized appreciation (depreciation) on investments	37,159	74,618	134,999	481,245	(107,937)

Net realized and unrealized gain (loss) on investments	26,291	105,800	190,094	940,057	(2,345)

Increase in net assets resulting from operations	52,980	101,543	181,604	896,246	22,261

Accumulation unit transactions:
Participant deposits	7,124	1,652	2,384	6,383	5,349
Transfers between investment sub-accounts and general account, net	282,367	(24,434)	6,661	(152,620)	453,129
Net surrenders and lapses	(247,039)	(21,131)	(109,491)	(245,664)	(277,894)
Contract benefits	(48,061)	(12,293)	(90,761)	(29,540)	(30,124)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(1,053)	(146)	(223)	(815)	(1,102)
Other	71	(55)	(123)	735	625

Total net accumulation unit transactions	(6,591)	(56,407)	(191,553)	(421,521)	149,983

Increase (decrease) in net assets	46,389	45,136	(9,949)	474,725	172,244

Net assets, beginning of period	$2,882,565	$310,056	$1,149,755	$3,003,578	$3,919,319

Net assets, end of period	$2,928,954	$355,192	$1,139,806	$3,478,303	$4,091,563

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	T Rowe Price			Touchstone
	Health Sciences	Mid Cap Growth II	Personal Strategy	Balanced	Bond
Net investment (loss) gain	$(29,287)	$(699)	$(214)	$(11,443)	$18,448

Realized and unrealized gain (loss) on investments
Capital gains distributions	134,631	3,718	12,740	304,838	—

Net realized gain (loss) from shares sold	82,360	1,061	(4,184)	(319,122)	70,453

Net unrealized appreciation on investments	338,565	6,090	29,489	1,414,025	399,917

Net realized and unrealized gain on investments	555,556	10,869	38,045	1,399,741	470,370

Increase in net assets resulting from operations	526,269	10,170	37,831	1,388,298	488,818

Accumulation unit transactions:
Participant deposits	15,591	4,030	120	13,028	20,021
Transfers between investment sub-accounts and general account, net	(111,547)	1,146	(39,249)	(133,483)	123,041
Net surrenders and lapses	(102,164)	(12,066)	(61,649)	(985,226)	(483,636)
Contract benefits	(8,487)	—	—	(474,872)	(146,632)
Loan collateral interest received	—	—	—	—	629
Transfers for policy loans	—	—	—	—	(1,135)
Contract charges	(1,073)	(11)	(627)	(4,544)	(2,514)
Other	(285)	(1)	58	(294)	510

Total net accumulation unit transactions	(207,965)	(6,902)	(101,347)	(1,585,391)	(489,716)

Increase (decrease) in net assets	318,304	3,268	(63,516)	(197,093)	(898)

Net assets, beginning of period	$2,080,719	$53,636	$465,307	$9,231,002	$6,399,161

Net assets, end of period	$2,399,023	$56,904	$401,791	$9,033,909	$6,398,263

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Touchstone		Van Eck VIPT
	Common Stock	Small Company	Unconstrained Emerging Markets	Emerging Markets	Emerging Markets II
Net investment (loss) gain	$(113,383)	$(170,983)	$57,588	$7,205	$276

Realized and unrealized gain (loss) on investments
Capital gains distributions	429,300	536,997	—	37,485	1,208

Net realized (loss) gain from shares sold	(3,018,180)	(506,070)	(13,732)	14,964	1,447

Net unrealized appreciation on investments	5,555,199	2,576,475	26,355	98,732	1,958

Net realized and unrealized gain on investments	2,966,319	2,607,402	12,623	151,181	4,613

Increase in net assets resulting from operations	2,852,936	2,436,419	70,211	158,386	4,889

Accumulation unit transactions:
Participant deposits	41,968	29,363	2,100	4,161	700
Transfers between investment sub-accounts and general account, net	(1,060,701)	467,987	41,248	(169,476)	(10,759)
Net surrenders and lapses	(1,406,303)	(891,288)	(86,985)	(81,360)	—
Contract benefits	(131,425)	(719,902)	(20,057)	(2,953)	—
Loan collateral interest received	—	25	—	—	—
Transfers for policy loans	(6)	(45)	—	—	—
Contract charges	(5,338)	(6,733)	(163)	(285)	(5)
Other	2,096	(15,517)	6	67	—

Total net accumulation unit transactions	(2,559,709)	(1,136,110)	(63,851)	(249,846)	(10,064)

Increase (decrease) in net assets	293,227	1,300,309	6,360	(91,460)	(5,175)

Net assets, beginning of period	$15,265,522	$16,127,052	$1,059,204	$1,482,627	$38,072

Net assets, end of period	$15,558,749	$17,427,361	$1,065,564	$1,391,167	$32,897

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2020

	Van Eck VIPT		Wells Fargo VT
	Global Hard Assets	Global Hard Assets S	Discovery	Opportunity
Net investment loss	$(3,981)	$(661)	$(35,963)	$(20,104)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	224,633	157,080

Net realized (loss) gain from shares sold	(65,404)	(1,207)	67,839	133,261

Net unrealized appreciation on investments	231,877	21,789	1,061,051	103,465

Net realized and unrealized gain on investments	166,473	20,582	1,353,523	393,806

Increase in net assets resulting from operations	162,492	19,921	1,317,560	373,702

Accumulation unit transactions:
Participant deposits	887	—	7,451	2,270
Transfers between investment sub-accounts and general account, net	5,508	(272)	(78,241)	(63,821)
Net surrenders and lapses	(97,696)	—	(196,456)	(155,628)
Contract benefits	(17,913)	—	(63,438)	(61,288)
Loan collateral interest received	—	—	25	—
Transfers for policy loans	—	—	(48)	(6)
Contract charges	(114)	—	(1,162)	(2,005)
Other	(415)	—	(6,544)	(2,522)

Total net accumulation unit transactions	(109,743)	(272)	(338,413)	(283,000)

Increase in net assets	52,749	19,649	979,147	90,702

Net assets, beginning of period	$995,334	$112,198	$2,368,436	$2,291,686

Net assets, end of period	$1,048,083	$131,847	$3,347,583	$2,382,388

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Alger			AB VPS
	Capital Appreciation	Large Cap Growth	Small Cap Growth	Balanced Wealth Strategy	Growth (1)
Net investment (loss) gain	$(30,414)	$(109,738)	$(16,927)	$287	$(10)

Realized and unrealized gain (loss) on investments
Capital gains distributions	248,995	146,085	62,013	4,302	—

Net realized gain (loss) from shares sold	34,121	499,286	(15,228)	(555)	674

Net unrealized appreciation (depreciation) on investments	344,761	1,242,529	262,391	2,001	(246)

Net realized and unrealized gain on investments	627,877	1,887,900	309,176	5,748	428

Increase in net assets resulting from operations	597,463	1,778,162	292,249	6,035	418

Accumulation unit transactions:
Participant deposits	18,064	22,126	621	18,718	—
Transfers between investment sub-accounts and general account, net	(44,597)	(135,373)	(32,858)	8,006	(3,043)
Net surrenders and lapses	(253,325)	(994,135)	(169,789)	—	—
Contract benefits	(4,921)	(145,112)	(4,874)	—	—
Loan collateral interest received	22	—	—	—	—
Transfers for policy loans	(43)	—	—	—	—
Contract charges	(1,652)	(2,838)	(926)	(6)	—
Other	(444)	(885)	(170)	(107)	—

Total net accumulation unit transactions	(286,896)	(1,256,217)	(207,996)	26,611	(3,043)

Increase (decrease) in net assets	310,567	521,945	84,253	32,646	(2,625)

Net assets, beginning of period	$1,981,503	$7,377,470	$1,084,004	$28,091	$2,625

Net assets, end of period	$2,292,070	$7,899,415	$1,168,257	$60,737	$—

(1) On April 29, 2019, the AB VPS Growth Fund was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	AB VPS
	Growth and Income (3)	International Growth	International Value	International Value B	Real Estate Investment (2)
Net investment gain (loss)	$107	$(1,876)	$(9,077)	$(7)	$2,914

Realized and unrealized gain (loss) on investments
Capital gains distributions	3,767	6,004	—	—	9,480

Net realized (loss) gain from shares sold	(299)	6,058	29,264	(3)	(10,830)

Net unrealized (depreciation) appreciation on investments	(697)	42,456	268,420	191	12,201

Net realized and unrealized gain on investments	2,771	54,518	297,684	188	10,851

Increase in net assets resulting from operations	2,878	52,642	288,607	181	13,765

Accumulation unit transactions:
Participant deposits	(666)	—	3,357	—	—
Transfers between investment sub-accounts and general account, net	36,321	(26,606)	157,818	—	(112,792)
Net surrenders and lapses	(5,564)	(45,722)	(232,432)	—	—
Contract benefits	—	—	(690)	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(63)	(90)	(300)	(1)	(5)
Other	36	18	413	—	—

Total net accumulation unit transactions	30,064	(72,400)	(71,834)	(1)	(112,797)

Increase (decrease) in net assets	32,942	(19,758)	216,773	180	(99,032)

Net assets, beginning of period	$—	$245,609	$1,882,332	$1,190	$99,032

Net assets, end of period	$32,942	$225,851	$2,099,105	$1,370	$—

(2) On April 24, 2019, the AB VPS Real Estate Investment Fund was liquidated.

(3) On April 26, 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	AB VPS			American Century VP
	Small Mid Cap Value	Small Mid Cap	Value (3)	Income & Growth (5)	Inflation Protection
Net investment (loss) gain	$(438)	$(12,914)	$394	$13,635	$11,167

Realized and unrealized gain (loss) on investments
Capital gains distributions	4,084	177,343	3,018	175,448	—

Net realized (loss) gain from shares sold	(2,164)	(40,466)	(1,688)	89,346	(39,726)

Net unrealized appreciation on investments	5,800	142,085	2,474	132,302	106,884

Net realized and unrealized gain on investments	7,720	278,962	3,804	397,096	67,158

Increase in net assets resulting from operations	7,282	266,048	4,198	410,731	78,325

Accumulation unit transactions:
Participant deposits	9,920	14,166	42	1,120	7,334
Transfers between investment sub-accounts and general account, net	860	94,232	(35,995)	6,947	(17,056)
Net surrenders and lapses	(1,136)	(230,479)	(1,110)	(219,006)	(278,128)
Contract benefits	(6,467)	(606)	—	(34,290)	(8,938)
Loan collateral interest received	—	—	—	11	—
Transfers for policy loans	—	—	—	(13)	—
Contract charges	(3)	(194)	—	(745)	(630)
Other	(189)	498	1	(123)	(752)

Total net accumulation unit transactions	2,985	(122,383)	(37,062)	(246,099)	(298,170)

Increase (decrease) in net assets	10,267	143,665	(32,864)	164,632	(219,845)

Net assets, beginning of period	$33,102	$1,485,592	$32,864	$1,961,434	$1,083,571

Net assets, end of period	$43,369	$1,629,257	$—	$2,126,066	$863,726

(3) On April 26, 2019, the ABB VPS Value Fund merged with the AB VPS Growth and Income Fund.

(5) On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	American Century VP
				Capital
	International	Ultra	Value	Appreciation	Growth
Net investment (loss) gain	$(14,210)	$(1,095)	$18,515	$(413)	$(3,642)

Realized and unrealized gain on investments
Capital gains distributions	173,243	7,677	155,975	1,855	35,189

Net realized gain from shares sold	241,849	6,227	280,759	98	525

Net unrealized appreciation on investments	325,294	9,005	125,409	4,251	54,442

Net realized and unrealized gain on investments	740,386	22,909	562,143	6,204	90,156

Increase in net assets resulting from operations	726,176	21,814	580,658	5,791	86,514

Accumulation unit transactions:
Participant deposits	5,556	30	14,872	12,478	6,976
Transfers between investment sub-accounts and general account, net	(153,418)	16,304	(3,306)	21,875	—
Net surrenders and lapses	(512,041)	(10,720)	(491,414)	—	(7,283)
Contract benefits	(1,303)	—	(24,388)	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	(10)	—	—
Contract charges	(660)	(35)	(1,684)	—	—
Other	395	(285)	(664)	(100)	1

Total net accumulation unit transactions	(661,471)	5,294	(506,594)	34,253	(306)

Increase in net assets	64,705	27,108	74,064	40,044	86,208

Net assets, beginning of period	$2,969,120	$62,320	$2,516,348	$9,277	$258,227

Net assets, end of period	$3,033,825	$89,428	$2,590,412	$49,321	$344,435

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	American Century VP			American Funds AFIS
	Large	Ultra	Vlaue	Asset	Global
	Company	Class 2	Class 2	Allocation	Bond (6)
Net investment gain (loss)	$101	$(4,708)	$279	$576	$44

Realized and unrealized gain (loss) on investments
Capital gains distributions	392	35,805	2,966	8,791	—

Net realized (loss) gain from shares sold	(362)	903	607	349	(15)

Net unrealized appreciation on investments	3,901	60,548	8,786	20,195	5,765

Net realized and unrealized gain on investments	3,931	97,256	12,359	29,335	5,750

Increase in net assets resulting from operations	4,032	92,548	12,638	29,911	5,794

Accumulation unit transactions:
Participant deposits	—	—	—	105	—
Transfers between investment sub-accounts and general account, net	8,000	2,594	1,679	1,370	10,076
Net surrenders and lapses	—	(8,595)	(11,966)	(3,411)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	—	(10)	(10)	—
Other	(51)	(1)	(36)	(1)	2

Total net accumulation unit transactions	7,949	(6,002)	(10,333)	(1,947)	10,078

Increase in net assets	11,981	86,546	2,305	27,964	15,872

Net assets, beginning of period	$12,684	$285,482	$54,832	$156,165	$94,390

Net assets, end of period	$24,665	$372,028	$57,137	$184,129	$110,262

(6) On May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	American Funds AFIS
	Growth -	Global Growth	Global	High-Income	New
	Income	& Income	Small Cap	Bond	World
Net investment gain (loss)	$267	$238	$(208)	$1,937	$(200)

Realized and unrealized gain (loss) on investments
Capital gains distributions	13,222	4,915	946	—	1,212

Net realized gain (loss) from shares sold	875	(1,717)	33	(20)	3,217

Net unrealized appreciation on investments	11,444	19,424	3,038	1,249	3,362

Net realized and unrealized gain on investments	25,541	22,622	4,017	1,229	7,791

Increase in net assets resulting from operations	25,808	22,860	3,809	3,166	7,591

Accumulation unit transactions:
Participant deposits	16,310	—	1,000	—	53
Transfers between investment sub-accounts and general account, net	9,249	18,722	(45)	19,978	(911)
Net surrenders and lapses	(2,376)	(37,707)	—	(830)	(2,045)
Contract benefits	—	—	—	—	(6,502)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(25)	(37)	(3)	(9)	(4)
Other	(225)	(102)	(1)	1	(32)

Total net accumulation unit transactions	22,933	(19,124)	951	19,140	(9,441)

Increase (decrease) in net assets	48,741	3,736	4,760	22,306	(1,850)

Net assets, beginning of period	$97,138	$87,715	$12,858	$23,345	$29,843

Net assets, end of period	$145,879	$91,451	$17,618	$45,651	$27,993

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Blackrock				DWS
	Equity	Global	Government	Value	CROCI®
	Dividend	Allocation	Money Market	Opportunities	U.S. VIP
Net investment gain (loss)	$1,311	$(20)	$1,889	$147	$595

Realized and unrealized gain (loss) on investments
Capital gains distributions	21,274	956	—	1,458	17,889

Net realized gain (loss) from shares sold	233	8	—	(1,119)	(3,218)

Net unrealized appreciation on investments	45,203	2,543	—	1,413	41,084

Net realized and unrealized gain on investments	66,710	3,507	—	1,752	55,755

Increase in net assets resulting from operations	68,021	3,487	1,889	1,899	56,350

Accumulation unit transactions:
Participant deposits	6,976	—	9,973	—	372
Transfers between investment sub-accounts and general account, net	33	(69)	66,788	7,756	(3,434)
Net surrenders and lapses	(6,389)	—	(86,197)	—	(40,693)
Contract benefits	—	—	(17,997)	—	(2,270)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(11)	—	(13)	(3)	(204)
Other	(3)	(1)	(4)	(89)	308

Total net accumulation unit transactions	606	(70)	(27,450)	7,664	(45,921)

Increase (decrease) in net assets	68,627	3,417	(25,561)	9,563	10,429

Net assets, beginning of period	$263,367	$21,721	$342,492	$4,127	$198,475

Net assets, end of period	$331,994	$25,138	$316,931	$13,690	$208,904

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	DWS		Dreyfus VIF
	Small	Small Mid		Opportunistic	Quality
	Cap Index	Cap Value	Appreciation	Small Cap	Bond
Net investment (loss) gain	$(239)	$(11,685)	$(982)	$(4,587)	$5,512

Realized and unrealized gain (loss) on investments
Capital gains distributions	6,538	82,839	44,277	56,373	—

Net realized (loss) gain from shares sold	(410)	1,955	(17,183)	4,098	(4,007)

Net unrealized appreciation on investments	9,262	122,704	81,752	3,319	62,690

Net realized and unrealized gain on investments	15,390	207,498	108,846	63,790	58,683

Increase in net assets resulting from operations	15,151	195,813	107,864	59,203	64,195

Accumulation unit transactions:
Participant deposits	—	4,248	6,792	2,834	3,186
Transfers between investment sub-accounts and general account, net	6,467	60,470	(18,179)	4,198	1,396
Net surrenders and lapses	(5,700)	(141,500)	(148,758)	(1,516)	(282,634)
Contract benefits	—	(869)	(10,418)	(6,065)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(56)	(443)	(224)	(450)	(483)
Other	2	64	(102)	7	(1)

Total net accumulation unit transactions	713	(78,030)	(170,889)	(992)	(278,536)

Increase (decrease) in net assets	15,864	117,783	(63,025)	58,211	(214,341)

Net assets, beginning of period	$63,491	$1,039,035	$360,694	$294,125	$1,088,246

Net assets, end of period	$79,355	$1,156,818	$297,669	$352,336	$873,905

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Dreyfus VIF	Fidelity VIP
	Sustainable	Equity		High
	U.S. Equity	Income	Growth	Income	Overseas
Net investment gain (loss)	$247	$26,830	$(63,968)	$88,817	$6,167

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,933	291,530	352,713	—	91,586

Net realized (loss) gain from shares sold	(5,085)	69,839	391,836	(31,495)	155,881

Net unrealized appreciation on investments	63,675	642,956	891,610	259,422	311,297

Net realized and unrealized gain on investments	66,523	1,004,325	1,636,159	227,927	558,764

Increase in net assets resulting from operations	66,770	1,031,155	1,572,191	316,744	564,931

Accumulation unit transactions:
Participant deposits	360	22,457	13,422	3,030	2,933
Transfers between investment sub-accounts and general account, net	(2,659)	(105,102)	(113,931)	(16,181)	(138,027)
Net surrenders and lapses	(21,089)	(279,000)	(474,867)	(301,202)	(333,192)
Contract benefits	—	(76,934)	(38,530)	(22,722)	(5,860)
Loan collateral interest received	—	—	—	45	—
Transfers for policy loans	—	—	—	(42)	—
Contract charges	(93)	(2,260)	(1,842)	(1,564)	(1,367)
Other	27	(820)	329	114	159

Total net accumulation unit transactions	(23,454)	(441,659)	(615,419)	(338,522)	(475,354)

Increase (decrease) in net assets	43,316	589,496	956,772	(21,778)	89,577

Net assets, beginning of period	$211,731	$4,199,368	$5,083,355	$2,441,832	$2,414,378

Net assets, end of period	$255,047	$4,788,864	$6,040,127	$2,420,054	$2,503,955

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Fidelity VIP
	Contrafund	Contrafund	Disciplined	Dynamic	Freedom
	Class 2	Initial Class	Small Cap	Capital Apprec	Income
Net investment (loss) gain	$(65,975)	$(3,722)	$(2,382)	$(4,689)	$425

Realized and unrealized gain (loss) on investments
Capital gains distributions	804,124	33,416	33,137	77,263	1,611

Net realized gain (loss) from shares sold	294,749	1,486	(922)	(1,269)	248

Net unrealized appreciation on investments	765,037	48,578	48,281	41,442	5,335

Net realized and unrealized gain on investments	1,863,910	83,480	80,496	117,436	7,194

Increase in net assets resulting from operations	1,797,935	79,758	78,114	112,747	7,619

Accumulation unit transactions:
Participant deposits	42,958	50,259	12,478	—	—
Transfers between investment sub-accounts and general account, net	(139,227)	189	3,165	(10,541)	12,793
Net surrenders and lapses	(684,841)	(7,211)	(7,226)	(6,886)	(6,045)
Contract benefits	(177,177)	(6,510)	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(4,100)	(28)	(12)	(10)	(3)
Other	(734)	(125)	19	1	2

Total net accumulation unit transactions	(963,121)	36,574	8,424	(17,436)	6,747

Increase in net assets	834,814	116,332	86,538	95,311	14,366

Net assets, beginning of period	$6,391,188	$255,602	$355,145	$404,772	$72,221

Net assets, end of period	$7,226,002	$371,934	$441,683	$500,083	$86,587

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Fidelity VIP
	Growth	Index 500	Mid Cap		Mid Cap
	Opportunities	Initial Class	Service Class	Index 500 II	Class 2
Net investment (loss) gain	$(1,525)	$3,949	$(2,793)	$62,983	$(15,939)

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,527	12,455	42,211	166,979	309,873

Net realized gain (loss) from shares sold	3,163	8,312	(1,323)	844,905	(26,942)

Net unrealized appreciation on investments	22,765	190,232	35,868	1,792,228	274,001

Net realized and unrealized gain on investments	33,455	210,999	76,756	2,804,112	556,932

Increase in net assets resulting from operations	31,930	214,948	73,963	2,867,095	540,993

Accumulation unit transactions:
Participant deposits	35,130	106,519	17,243	28,481	16,001
Transfers between investment sub-accounts and general account, net	16,097	47,050	4,654	67,978	21,553
Net surrenders and lapses	(2,276)	(16,272)	(5,847)	(873,406)	(355,648)
Contract benefits	—	(6,521)	—	(72,913)	(61,369)
Loan collateral interest received	—	—	—	11	—
Transfers for policy loans	—	—	—	(15)	—
Contract charges	(17)	(89)	(15)	(4,127)	(1,431)
Other	(32)	21	(162)	1,131	(885)

Total net accumulation unit transactions	48,902	130,708	15,873	(852,860)	(381,779)

Increase in net assets	80,832	345,656	89,836	2,014,235	159,214

Net assets, beginning of period	$73,822	$681,788	$340,515	$10,005,414	$2,582,136

Net assets, end of period	$154,654	$1,027,444	$430,351	$12,019,649	$2,741,350

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Fidelity VIP				Franklin Templeton VIP
	Value	Investment	Government	Real	Developing
	Strategies	Grade Bond	Money Market	Estate	Market
Net investment gain (loss)	$687	$43,770	$29,612	$191	$(310)

Realized and unrealized gain (loss) on investments
Capital gains distributions	22,749	—	—	1,633	—

Net realized (loss) gain from shares sold	(3,932)	(15,575)	—	(1,491)	181

Net unrealized appreciation on investments	49,447	269,575	—	15,905	12,936

Net realized and unrealized gain on investments	68,264	254,000	—	16,047	13,117

Increase in net assets resulting from operations	68,951	297,770	29,612	16,238	12,807

Accumulation unit transactions:
Participant deposits	825	6,794	11,237	74,630	2,000
Transfers between investment sub-accounts and general account, net	473	(45,943)	638,754	2,529	605
Net surrenders and lapses	(11,170)	(587,912)	(892,745)	(1,853)	—
Contract benefits	—	(77,771)	(59,381)	—	—
Loan collateral interest received	—	22	231	—	—
Transfers for policy loans	—	(19)	(455)	—	—
Contract charges	(149)	(1,806)	(3,275)	(17)	—
Other	—	175	(117)	(51)	(1)

Total net accumulation unit transactions	(10,021)	(706,460)	(305,751)	75,238	2,604

Increase (decrease) in net assets	58,930	(408,690)	(276,139)	91,476	15,411

Net assets, beginning of period	$214,730	$3,907,839	$5,992,941	$67,806	$51,182

Net assets, end of period	$273,660	$3,499,149	$5,716,802	$159,282	$66,593

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Franklin Templeton VIP
			Global	Global	Global
	Foreign	Allocation	Real Estate	Discovery	Bond
Net investment gain	$4,229	$28	$8,497	$3,998	$2,263

Realized and unrealized gain (loss) on investments
Capital gains distributions	12,838	109	14,597	84,179	—

Net realized (loss) gain from shares sold	(126,934)	40	42,000	(53,102)	(275)

Net unrealized appreciation (depreciation) on investments	237,281	90	76,911	140,111	(2,114)

Net realized and unrealized gain (loss) on investments	123,185	239	133,508	171,188	(2,389)

Increase (decrease) in net assets resulting from operations	127,414	267	142,005	175,186	(126)

Accumulation unit transactions:
Participant deposits	17,495	—	2,845	28,336	—
Transfers between investment sub-accounts and general account, net	17,509	4,000	(32,263)	(50,526)	22,682
Net surrenders and lapses	(142,990)	—	(182,880)	(97,961)	(2,555)
Contract benefits	(19,308)	—	—	—	(12,052)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(706)	—	(400)	(412)	(3)
Other	3,008	(36)	(1,453)	139	(60)

Total net accumulation unit transactions	(124,992)	3,964	(214,151)	(120,424)	8,012

Increase (decrease) in net assets	2,422	4,231	(72,146)	54,762	7,886

Net assets, beginning of period	$1,218,216	$—	$739,945	$817,965	$32,464

Net assets, end of period	$1,220,638	$4,231	$667,799	$872,727	$40,350

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Franklin Templeton VIP
	Mutual Global	Mutual	Rising	Small Cap	Small-Midcap
	Discovery	Shares	Dividends	Value	Growth II
Net investment gain (loss)	$25	$2,887	$(311)	$(1,079)	$(4,679)

Realized and unrealized gain (loss) on investments
Capital gains distributions	4,050	80,623	29,832	54,172	45,873

Net realized (loss) gain from shares sold	(12)	(6,981)	1,817	(13,452)	(21,076)

Net unrealized appreciation on investments	3,976	87,905	11,597	30,785	68,280

Net realized and unrealized gain on investments	8,014	161,547	43,246	71,505	93,077

Increase in net assets resulting from operations	8,039	164,434	42,935	70,426	88,398

Accumulation unit transactions:
Participant deposits	—	420	16,558	(630)	5,550
Transfers between investment sub-accounts and general account, net	(494)	7,883	10,820	(3,299)	(5,273)
Net surrenders and lapses	—	(77,168)	(9,783)	(11,111)	(56,760)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(3)	(672)	(14)	(175)	(40)
Other	—	1,331	(174)	(115)	(13)

Total net accumulation unit transactions	(497)	(68,206)	17,407	(15,330)	(56,536)

Increase in net assets	7,542	96,228	60,342	55,096	31,862

Net assets, beginning of period	35,789	$774,859	$147,623	$290,977	$318,491

Net assets, end of period	43,331	$871,087	$207,965	$346,073	$350,353

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Franklin Templeton VIP		Goldman Sachs
	Small-Midcap	US	Small Cap	Equity	Growth
	Growth IV	Government	Equity Insight	Index	Opportunities
Net investment (loss) gain	$(934)	$10,288	$(265)	$553	$(370)

Realized and unrealized gain (loss) on investments
Capital gains distributions	8,163	—	769	20,384	5,416

Net realized gain (loss) from shares sold	63	(3,607)	(54)	378	(2,187)

Net unrealized appreciation on investments	8,623	17,048	4,762	54,348	4,271

Net realized and unrealized gain on investments	16,849	13,441	5,477	75,110	7,500

Increase in net assets resulting from operations	15,915	23,729	5,212	75,663	7,130

Accumulation unit transactions:
Participant deposits	13,951	1,320	12,478	12,478	—
Transfers between investment sub-accounts and general account, net	(1,118)	10,133	949	14,721	(1,188)
Net surrenders and lapses	—	(58,164)	—	(6,751)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(10)	(217)	(21)	—	(3)
Other	2	(28)	20	(64)	1

Total net accumulation unit transactions	12,825	(46,956)	13,426	20,384	(1,190)

Increase (decrease) in net assets	28,740	(23,227)	18,638	96,047	5,940

Net assets, beginning of period	$51,375	$591,092	$18,513	$252,546	$22,474

Net assets, end of period	$80,115	$567,865	$37,151	$348,593	$28,414

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Goldman
	Sachs	Invesco I.O. V.I.			Invesco V.I.
	High Quality	Conservative	Main Street	Global Strategic	Diversified
	Float	Balanced (4)	Small Cap (4)	Income (4)	Dividend
Net investment gain (loss)	$230	$3,418	$(1,582)	$25,799	$661

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	4,719	17,703	—	2,544

Net realized (loss) gain from shares sold	(1)	48	(1,307)	(741)	170

Net unrealized (depreciation) appreciation on investments	(65)	11,128	5,710	15,665	4,951

Net realized and unrealized (loss) gain on investments	(66)	15,895	22,106	14,924	7,665

Increase in net assets resulting from operations	164	19,313	20,524	40,723	8,326

Accumulation unit transactions:
Participant deposits	—	—	700	692	10,873
Transfers between investment sub-accounts and general account, net	25,272	286,393	191,982	1,001,540	3,086
Net surrenders and lapses	—	(12,083)	(21,779)	(83,312)	(1,681)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(6)	(57)	(21)	(241)	(9)
Other	1	—	15	(2)	(152)

Total net accumulation unit transactions	25,267	274,253	170,897	918,677	12,117

Increase in net assets	25,431	293,566	191,421	959,400	20,443

Net assets, beginning of period	$15,842	$—	$—	$—	$30,372

Net assets, end of period	$41,273	$293,566	$191,421	$959,400	$50,815

(4) On May 24, 2019 the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Invesco V.I.
	Equity &	Health	Global	Government	High
	Income	Care	Real Estate	Securities	Yield
Net investment gain (loss)	$701	$(22,048)	$50	$283	$690

Realized and unrealized gain (loss) on investments
Capital gains distributions	5,419	39,331	3	—	—

Net realized (loss) gain from shares sold	(42)	43,126	22	(8)	(4)

Net unrealized appreciation on investments	6,212	375,682	362	201	97

Net realized and unrealized gain on investments	11,589	458,139	387	193	93

Increase in net assets resulting from operations	12,290	436,091	437	476	783

Accumulation unit transactions:
Participant deposits	—	515	—	260	—
Transfers between investment sub-accounts and general account, net	292	5,493	(216)	20,114	20,198
Net surrenders and lapses	—	(97,468)	—	—	—
Contract benefits	—	(14,617)	—	—	—
Loan collateral interest received	—	22	—	—	—
Transfers for policy loans	—	(26)	—	—	—
Contract charges	(6)	(730)	(2)	(11)	(1)
Other	—	97	—	4	(1)

Total net accumulation unit transactions	286	(106,714)	(218)	20,367	20,196

Increase in net assets	12,576	329,377	219	20,843	20,979

Net assets, beginning of period	$66,929	$1,429,760	$2,152	$11,857	$1,643

Net assets, end of period	$79,505	$1,759,137	$2,371	$32,700	$22,622

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

					JP Morgan
	Invesco V.I.				Insurance Trust
	International	Mid Cap	Mid Cap		Small
	Growth	Growth	Growth II	Technology	Cap Core
Net investment loss	$(3)	$(6,147)	$(49)	$(13,241)	$(6,569)

Realized and unrealized gain on investments
Capital gains distributions	1,798	58,373	—	78,932	78,242

Net realized gain from shares sold	76	42,349	2	98,242	27,666

Net unrealized appreciation on investments	3,664	27,712	1,168	112,382	34,351

Net realized and unrealized gain on investments	5,538	128,434	1,170	289,556	140,259

Increase in net assets resulting from operations	5,535	122,287	1,121	276,315	133,690

Accumulation unit transactions:
Participant deposits	—	(650)	36,735	60	8,170
Transfers between investment sub-accounts and general account, net	5,033	6,285	—	(49,229)	25,289
Net surrenders and lapses	—	(86,135)	—	(89,056)	(58,964)
Contract benefits	—	(24,652)	—	—	—
Loan collateral interest received	—	—	—	45	—
Transfers for policy loans	—	—	—	(61)	(5)
Contract charges	(9)	(208)	—	(602)	(315)
Other	—	(18)	(101)	270	58

Total net accumulation unit transactions	5,024	(105,378)	36,634	(138,573)	(25,767)

Increase in net assets	10,559	16,909	37,755	137,742	107,923

Net assets, beginning of period	$19,349	$392,245	$—	$870,234	$586,577

Net assets, end of period	$29,908	$409,154	$37,755	$1,007,976	$694,500

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Neuberger Berman Trust
	Mid Cap	Large Cap	Short	Mid Cap Growth	Sustainable
	Growth	Value (5)	Duration Bond	Class S	Equity (5)
Net investment (loss) gain	$(11,827)	$16,095	$14,918	$(5,478)	$(6,169)

Realized and unrealized gain (loss) on investments
Capital gains distributions	58,630	225,941	—	29,272	59,341

Net realized gain (loss) from shares sold	23,187	(11,708)	(33,677)	26,776	12,501

Net unrealized appreciation (depreciation) on investments	148,474	(118,140)	91,909	52,051	31,766

Net realized and unrealized gain on investments	230,291	96,093	58,232	108,099	103,608

Increase in net assets resulting from operations	218,464	112,188	73,150	102,621	97,439

Accumulation unit transactions:
Participant deposits	20,080	52	14,148	5,422	386
Transfers between investment sub-accounts and general account, net	(17,576)	(1,065,916)	1,118	(13,286)	1,066,351
Net surrenders and lapses	(52,147)	(6,067)	(722,028)	(137,463)	(103,068)
Contract benefits	—	—	(9,842)	(7,269)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(62)	(54)	(1,134)	(200)	(212)
Other	23	1	(131)	(106)	165

Total net accumulation unit transactions	(49,682)	(1,071,984)	(717,869)	(152,902)	963,622

Increase (decrease) in net assets	168,782	(959,796)	(644,719)	(50,281)	1,061,061

Net assets, beginning of period	$705,791	$959,796	$3,527,284	$360,337	$88,694

Net assets, end of period	$874,573	$—	$2,882,565	$310,056	$1,149,755

(5) On April 30, 2019, the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Oppenheimer VA			T Rowe Price
	Conservative	Main Street	Global Strategic	Blue Chip	Equity
	Balanced (4)	Small Cap (4)	Income (4)	Growth	Income
Net investment (loss) gain	$(1,556)	$(1,146)	$(5,758)	$(41,688)	$24,795

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	78,854	233,131

Net realized gain (loss) from shares sold	8,924	(18,897)	(20,662)	454,837	220,280

Net unrealized appreciation on investments	14,541	44,800	75,193	230,385	360,750

Net realized and unrealized gain on investments	23,465	25,903	54,531	764,076	814,161

Increase in net assets resulting from operations	21,909	24,757	48,773	722,388	838,956

Accumulation unit transactions:
Participant deposits	—	500	(750)	43,450	12,597
Transfers between investment sub-accounts and general account, net	(289,198)	(185,592)	(981,935)	(7,464)	(101,250)
Net surrenders and lapses	(836)	(42,750)	(120,564)	(364,391)	(538,098)
Contract benefits	—	—	—	(109,200)	(7,391)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(88)	(20)	(283)	(862)	(1,393)
Other	(1)	113	(47)	479	918

Total net accumulation unit transactions	(290,123)	(227,749)	(1,103,579)	(437,988)	(634,617)

(Decrease) increase in net assets	(268,214)	(202,992)	(1,054,806)	284,400	204,339

Net assets, beginning of period	$268,214	$202,992	$1,054,806	$2,719,178	$3,714,980

Net assets, end of period	$—	$—	$—	$3,003,578	$3,919,319

(4) On May 24, 2019 the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I funds.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	T Rowe Price			Touchstone
	Health	Mid Cap	Personal
	Sciences	Growth II	Strategy	Balanced	Bond
Net investment (loss) gain	$(28,233)	$(699)	$2,484	$(12,129)	$(13,030)

Realized and unrealized gain (loss) on investments
Capital gains distributions	90,333	3,883	11,976	1,168	—

Net realized gain (loss) from shares sold	180,280	161	(6,627)	(752,115)	39,764

Net unrealized appreciation on investments	236,467	9,050	72,417	2,602,907	573,532

Net realized and unrealized gain on investments	507,080	13,094	77,766	1,851,960	613,296

Increase in net assets resulting from operations	478,847	12,395	80,250	1,839,831	600,266

Accumulation unit transactions:
Participant deposits	45,126	—	120	24,026	49,925
Transfers between investment sub-accounts and general account, net	(112,661)	(1,603)	(3,099)	(385,541)	(279,597)
Net surrenders and lapses	(239,611)	—	(88,887)	(1,343,069)	(1,155,658)
Contract benefits	(662)	—	—	(26,576)	(97,583)
Loan collateral interest received	—	—	—	—	589
Transfers for policy loans	—	—	—	—	(1,062)
Contract charges	(1,150)	(6)	(653)	(6,290)	(2,850)
Other	(264)	(1)	34	(182)	(1,477)

Total net accumulation unit transactions	(309,222)	(1,610)	(92,485)	(1,737,632)	(1,487,713)

Increase (decrease) in net assets	169,625	10,785	(12,235)	102,199	(887,447)

Net assets, beginning of period	$1,911,094	$42,851	$477,542	$9,128,803	$7,286,608

Net assets, end of period	$2,080,719	$53,636	$465,307	$9,231,002	$6,399,161

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Touchstone		Van Eck VIPT
	Common	Small	Unconstrained	Emerging	Emerging
	Stock	Company	Emerging Markets	Markets	Markets II
Net investment loss	$(125,387)	$(217,372)	$(11,655)	$(13,654)	$(372)

Realized and unrealized gain (loss) on investments
Capital gains distributions	165,442	1,745,875	—	36,244	762

Net realized (loss) gain from shares sold	(2,806,557)	(91,141)	(65,849)	11,009	196

Net unrealized appreciation on investments	6,243,141	1,383,883	199,292	345,885	7,688

Net realized and unrealized gain on investments	3,602,026	3,038,617	133,443	393,138	8,646

Increase in net assets resulting from operations	3,476,639	2,821,245	121,788	379,484	8,274

Accumulation unit transactions:
Participant deposits	68,075	49,354	1,418	9,158	—
Transfers between investment sub-accounts and general account, net	(279,167)	118,174	(39,342)	(194,598)	1,148
Net surrenders and lapses	(1,553,400)	(1,516,850)	(251,869)	(153,331)	—
Contract benefits	(49,048)	(98,387)	(410)	(208)	—
Loan collateral interest received	—	22	—	—	—
Transfers for policy loans	(5)	(48)	—	—	—
Contract charges	(5,678)	(7,904)	(244)	(434)	(5)
Other	2,594	1,824	43	426	1

Total net accumulation unit transactions	(1,816,629)	(1,453,815)	(290,404)	(338,987)	1,144

Increase (decrease) in net assets	1,660,010	1,367,430	(168,616)	40,497	9,418

Net assets, beginning of period	$13,605,512	$14,759,622	$1,227,820	$1,442,130	$28,654

Net assets, end of period	$15,265,522	$16,127,052	$1,059,204	$1,482,627	$38,072

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2019

	Van Eck VIPT		Wells Fargo VT
	Global Hard	Global Hard
	Assets	Assets S	Discovery	Opportunity
Net investment loss	$(13,886)	$(1,503)	$(33,163)	$(24,644)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	242,739	248,202

Net realized (loss) gain from shares sold	(79,657)	(505)	162,735	99,020

Net unrealized appreciation on investments	184,396	12,150	366,383	240,666

Net realized and unrealized gain on investments	104,739	11,645	771,857	587,888

Increase in net assets resulting from operations	90,853	10,142	738,694	563,244

Accumulation unit transactions:
Participant deposits	1,002	—	18,559	2,270
Transfers between investment sub-accounts and general account, net	153,760	1,223	(111,226)	(8,289)
Net surrenders and lapses	(186,800)	—	(297,047)	(128,342)
Contract benefits	(188)	—	(37,897)	(103,254)
Loan collateral interest received	—	—	22	—
Transfers for policy loans	—	—	(40)	(5)
Contract charges	(136)	—	(1,250)	(2,071)
Other	643	—	1,063	(297)

Total net accumulation unit transactions	(31,719)	1,223	(427,816)	(239,988)

Increase in net assets	59,134	11,365	310,878	323,256

Net assets, beginning of period	$936,200	$100,833	$2,057,558	$1,968,430

Net assets, end of period	$995,334	$112,198	$2,368,436	$2,291,686

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 1 – NATURE OF OPERATIONS

National Variable Annuity Account II (the “Variable Account”) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate account to invest the net purchase payments received from the sale of certain variable annuity products. National Life allocates premiums received on individual flexible premium variable annuity contracts issued by National Life (“Contracts”), the first such Contract being known as Sentinel Advantage Variable Annuity (“SAVA”) and Sentinel Advantage Variable Annuity-5 (“SAVA5”).Such individual variable annuity contracts will be the only type of contracts which will allocate assets to the Variable Account, although such Contracts may be sold in a variety of contexts, including to pension or profit-sharing plans and to deferred compensation plans. Equity Services, Inc., a controlled affiliate of National Life, is the principal underwriter for the variable annuity contracts issued by National Life.

The Variable Account invests the accumulated contract holder contract values in shares of mutual fund portfolios within Alger, AB VPS, American Century VP, American Funds AFIS, Blackrock, DWS, Dreyfus VIF, Fidelity VIP, Franklin Templeton VIP, Goldman Sachs VIT, Invesco I.O. V.I., Invesco V.I., JP Morgan Insurance Trust, Neuberger Berman Trust, T Rowe Price, Touchstone, Van Eck VIPT, and Wells Fargo VT. Net purchase payments received by the Variable Account are deposited in the portfolios as designated by the contract holder. Contract holders may also direct the allocations of their contract value to a declared interest account within the General Account of National Life and may transfer contract value between the portfolios within the Variable Account and the declared interest account.

There are 106 sub-accounts within the Variable Account as of December 31, 2020. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated contract holder contract values of the underlying variable annuity contracts investing in the sub-account. The portfolios consist of the following:

Alger Capital Appreciation Fund	Fidelity VIP Government Money Market Portfolio
Alger Large Cap Growth Fund	Fidelity VIP Real Estate Portfolio
Alger Small Cap Growth Fund	Franklin Templeton VIP Developing Market
AB VPS Balanced Wealth Strategy Fund	Franklin Templeton VIP Foreign Securities
AB VPS Growth and Income Fund	Franklin Templeton VIP Allocation
AB VPS International Growth Fund	Franklin Templeton VIP Global Real Estate
AB VPS International Value Fund	Franklin Templeton VIP Global Discovery Securities
AB VPS International Value B Portfolio	Franklin Templeton VIP Global Bond
AB VPS Small Midcap Value Fund	Franklin Templeton VIP Mutual Global Discovery Securities
AB VPS Small Mid Cap	Franklin Templeton VIP Mutual Shares Securities
American Century VP Disciplined Core Value Fund	Franklin Templeton VIP Rising Dividends
American Century VP Inflation Protection Portfolio	Franklin Templeton VIP Small Cap Value
American Century VP International Portfolio	Franklin Templeton VIP Small-Midcap Growth II
American Century VP Ultra Portfolio	Franklin Templeton VIP Small-Midcap Growth IV
American Century VP Value Portfolio	Franklin Templeton VIP US Government
American Century VP Capital Appreciation Fund	Goldman Sachs VIT Small Cap Equity Insights Fund Service Class
American Century VP Growth	Goldman Sachs VIT Equity Index Fund Service Class
American Century VP Large Company Value	Goldman Sachs VIT Growth Opportunities Fund Service Class
American Century VP Ultra Class 2	Goldman Sachs VIT High Quality Floating Rate Fund Service Class
American Century VP Value Class 2	Invesco I.O. V.I. Conservative Balanced Fund
American Funds AFIS Asset Allocation Fund	Invesco I.O. V.I. Main Street Small Cap Fund
American Funds AFIS Capital World Bond Fund	Invesco I.O. V.I. Global Strategic Income Fund
American Funds AFIS Growth-Income Fund	Invesco V.I. Discovery Mid Cap Growth Fund
American Funds AFIS Global Growth & Income Fund	Invesco V.I. Discovery Mid Cap Growth Fund II
American Funds AFIS Global Small Capitalization Fund	Invesco V.I. Diversified Dividend Fund
American Funds AFIS High-Income Bond Fund	Invesco V.I. Equity & Income Fund
American Funds AFIS New World Fund	Invesco V.I. Health Care Fund
Blackrock Equity Dividend V.I. Fund	Invesco V.I. Global Real Estate
Blackrock Global Allocation V.I. Fund	Invesco V.I. Government Securities Fund
Blackrock Government Money Market V.I. Fund	Invesco V.I. High Yield Fund
Blackrock Value Opportunities V.I. Fund	Invesco V.I. International Growth Fund
DWS CROCI® U.S. VIP	Invesco V.I. Technology Fund
DWS Small Cap Index Fund	JP Morgan Insurance Trust Small Cap Core Portfolio
DWS Small Mid Cap Value Portfolio	Neuberger Berman Trust Mid Cap Growth Portfolio
Dreyfus VIF Appreciation Portfolio	Neuberger Berman Trust Short Duration Bond Portfolio
Dreyfus VIF Opportunistic Small Cap Portfolio	Neuberger Berman Trust Mid Cap Growth Class S
Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc.	Neuberger Berman Trust Sustainable Equity Portfolio
Fidelity VIP Equity Income Portfolio	T Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Growth Portfolio	T Rowe Price Equity Income Portfolio
Fidelity VIP High Income Portfolio	T Rowe Price Health Sciences Portfolio
Fidelity VIP Overseas Portfolio	T Rowe Price Mid Cap Growth II
Fidelity VIP Contrafund Class 2 Portfolio	T Rowe Price Personal Strategy Balanced
Fidelity VIP Contrafund Initial Class	Touchstone Balanced
Fidelity VIP Disciplined Small Cap Fund	Touchstone Bond
Fidelity VIP Dynamic Capital Appreciation Fund	Touchstone Common Stock
Fidelity VIP Freedom Income	Touchstone Small Company
Fidelity VIP Growth Opportunities Fund	Van Eck VIPT Unconstrained Emerging Markets
Fidelity VIP Index 500 Initial Class	Van Eck VIPT Emerging Markets
Fidelity VIP Mid Cap Service Class	Van Eck VIPT Emerging Markets II
Fidelity VIP Index 500 II Portfolio	Van Eck VIPT Global Hard Assets
Fidelity VIP Mid Cap Class 2 Portfolio	Van Eck VIPT Global Hard Assets Class S
Fidelity VIP Value Strategies Portfolio	Wells Fargo VT Discovery Fund
Fidelity VIP Investment Grade Bond Portfolio	Wells Fargo VT Opportunity Fund

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 1 – NATURE OF OPERATIONS

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

During 2020, the following changes were made: The American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund. The American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund. The Dreyfus VIF Quality Bond Portfolio was liquidated. The Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund, which was new in 2020. The Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II, which was new in 2020.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements:

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2.As of December 31, 2020, none of the Variable Account investments are considered Level 3.

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. During 2020, there were no significant transfers between levels. The change in the difference between cost and market value during 2020, is reflected as unrealized appreciation (depreciation) in the Statements of Operations.

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

Contract Loans

Contract holders may obtain loans as outlined in the variable annuity contract. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Policyholder Transactions

Payments received from contract holders represent deposits under the contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contract holders may allocate contract value to the Variable Account and to the guaranteed interest account of National Life’s General Account. Transfers between the Variable Account and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to contract holders and beneficiaries made under the terms of the contracts and amounts that contract holders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract charges are administrative, cost of insurance, and other variable charges deducted monthly from the contracts.

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC). Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account. Based on this, no Federal income tax provision is required. National Life will review periodically the status of this policy in the event of changes in the tax law. The Variable Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2020.

Subsequent Events

National Life has evaluated events subsequent to December 31, 2020 and through the financial statement issuance date. National Life has not evaluated subsequent events after the issuance date for presentation in these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 3 – CHARGES AND EXPENSES

The following table describes the charges and expenses assessed when buying, owning and surrendering a contract. Such charges reimburse National Life for the insurance and other benefits provided, its assumption of mortality and expense risks, and contract administration. The mortality risk assumed is that the annuitants under the contract may die later than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the contracts may exceed expected levels.

Charges and Deductions
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Mortality and Expense Risk Charge	Daily	Annual Rate of 1.25% of the average daily net assets of each sub-account of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Administration Charge	Daily	Annual Rate of 0.15% of the average daily net assets of each sub-account of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Contingent Deferred Sales Charge	Upon Withdrawal or Surrender, depending on the specifics and duration of the Contract	0% - 7% of Net Purchase Payments withdrawn or surrendered	Deducted from Accumulated Value upon Surrender or Lapse
Annual Contract Fee	Annually on Contract Anniversary on Contract Values under $50,000	$30	Unit Liquidation from Contract Value
Transfer Charge	Upon making a Transfer	Currently no amount is assessed	Deducted from Transfer amount
Premium Taxes	Upon Purchase Payment, Annuitization, Death of owner, or Surrender, depending on specifics of the Contract	Amount of Premium Taxes, up to 3.5%	Deducted from Purchase Payment or by Unit Liquidation from Contract Value
Riders	On the Date of Issue of the Contract and on each Monthly Contract Date	Amounts vary depending on the specifics of the Contract	Unit liquidation from Contract Value

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 4 - INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2020 are set forth below:

Portfolio	Shares	Cost
Alger
Capital Appreciation	25,965	$1,997,145
Large Cap Growth	109,626	$6,678,796
Small Cap Growth	38,591	$898,036
AB VPS
Balanced Wealth Strategy	7,081	$71,122
Growth and Income	1,162	$35,272
International Growth	7,944	$170,668
International Value	154,332	$2,105,707
International Value B	96	$1,499
Small Midcap Value	2,650	$45,395
Small Mid Cap	106,264	$1,863,698
American Century VP
Disciplined Core Value (1)	200,283	$1,714,325
Inflation Protection	77,153	$795,531
International	227,944	$2,307,790
Ultra	3,784	$65,613
Value	229,664	$1,857,568
Capital Appreciation	2,678	$36,469
Growth	20,101	$293,328
Large Company	2,899	$42,665
Ultra Class 2	18,568	$317,634
Value Class 2	4,450	$46,046
American Funds AFIS
Asset Allocation	8,136	$185,908
Capital World Bond (2)	9,831	$113,108
Growth-Income	6,287	$87,446
Global Growth & Income	2,994	$139,624
Global Small Capitalization	146	$3,554
High-Income Bond	5,079	$54,307
New World	1,063	$25,196
Blackrock
Equity Dividend V.I. Fund	25,157	$293,474
Global Allocation V.I.	556	$8,069
Government Money Market V.I.	559,101	$559,101
Value Opportunities V.I. Fund	790	$13,185
DWS
CROCI® U.S. VIP	14,335	$202,563
Small Cap Index	5,277	$76,227
Small Mid Cap Value	102,579	$1,401,584

(1) On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund.

(2) On May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 4 - INVESTMENTS

Portfolio	Shares	Cost
Dreyfus VIF
Appreciation Portfolio	5,835	$226,803
Opportunistic Small Cap Portfolio	5,869	$263,683
Quality Bond Portfolio (3)	—	$—
Sustainable U.S. Equity Portfolio	4,875	$167,953
Fidelity VIP
Equity Income	202,464	$4,428,382
Growth	71,424	$4,298,256
High Income	433,850	$2,361,297
Overseas	99,858	$1,909,710
Contrafund Class 2	169,670	$5,601,565
Contrafund Initial Class	7,302	$243,631
Disciplined Small Cap	28,740	$431,207
Dynamic Capital Appreciation	33,985	$432,405
Freedom Income	7,642	$87,565
Growth Opportunities	3,746	$169,085
Index 500 Initial Class	3,999	$1,131,517
Mid Cap Service Class	13,300	$443,932
Index 500 II	30,351	$6,490,366
Mid Cap Class 2	75,051	$2,440,274
Value Strategies	20,543	$282,615
Investment Grade Bond	228,645	$2,917,056
Government Money Market	5,213,964	$5,213,964
Real Estate	7,545	$140,147
Franklin Templeton VIP
Developing Market	4,091	$38,493
Foreign	90,369	$1,219,439
Allocation	843	$5,300
Global Real Estate	39,676	$593,939
Global Discovery	46,844	$883,236
Global Bond	2,999	$48,603
Mutual Global Discovery	1,622	$30,680
Mutual Shares	49,004	$881,852
Rising Dividends	7,581	$199,115
Small Cap Value	24,353	$366,677
Small-Midcap Growth II	22,541	$389,488
Small-Midcap Growth IV	4,585	$80,016
US Government	65,432	$830,983
Goldman Sachs VIT
Small Cap Equity Insight	3,957	$47,900
Equity Index	19,690	$323,222
Growth Opportunities Fund	2,916	$40,110
High Quality Float	4,339	$44,999

(3) On May 1, 2020, the Dreyfus VIF Quality Bond Portfolio was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 4 - INVESTMENTS

Portfolio	Shares	Cost
Invesco I.O. V.I.
Conservative Balanced Fund	16,897	$263,700
Main Street Small Cap Fund	5,558	$120,739
Global Strategic Income Fund	153,083	$769,182
Invesco V.I.
Discovery Mid Cap Growth Fund (4)	4,902	$359,447
Discovery Mid Cap Growth Fund II (5)	797	$58,778
Diversified Dividend Fund	2,150	$55,568
Equity & Income Fund	4,925	$88,035
Health Care Fund	50,092	$1,324,587
Global Real Estate	114	$1,717
Government Securities Fund	3,819	$44,333
High Yield Fund	6,667	$34,883
International Growth Fund	827	$30,372
Mid Cap Growth (4)	—	$—
Mid Cap Growth II (5)	—	$—
Technology	38,355	$911,317
JP Morgan Insurance Trust
Small Cap Core	35,566	$709,332
Neuberger Berman Trust
Mid Cap Growth	22,978	$584,994
Short Duration Bond	274,247	$2,909,551
Mid Cap Growth Class S	9,850	$229,316
Sustainable Equity Port	37,139	$969,017
T Rowe Price
Blue Chip Growth	71,747	$1,809,660
Equity Income	156,765	$4,143,807
Health Sciences	41,391	$1,710,677
Mid Cap Growth II	1,799	$49,444
Personal Strategy Balanced	17,530	$361,135
Touchstone
Balanced	664,747	$8,183,195
Bond	591,884	$5,690,150
Common Stock	1,413,147	$12,976,543
Small Company	1,109,316	$15,939,580
Van Eck VIPT
Unconstrained Emerging Markets	120,675	$1,015,575
Emerging Markets	82,366	$1,024,569
Emerging Markets II	1,978	$27,576
Global Hard Assets	46,623	$860,524
Global Hard Assets Class S	6,118	$129,267
Wells Fargo VT
Discovery	68,697	$2,047,817
Opportunity	80,405	$1,934,226

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2020 are set forth below:

		Sales
Portfolio	Purchases	Proceeds
Alger
Capital Appreciation	$366,907	$574,431
Large Cap Growth	$1,428,500	$2,229,809
Small Cap Growth	$157,423	$212,998
AB VPS
Balanced Wealth Strategy	$11,266	$970
Growth and Income	$3,216	$1,334
International Growth	$22,018	$62,686
International Value	$309,960	$218,551
International Value B	$18	$17
Small Midcap Value	$3,687	$1,190
Small Mid Cap	$366,564	$170,674
American Century VP
Disciplined Core Value (1)	$173,232	$320,924
Inflation Protection	$53,030	$124,249
International	$78,891	$509,240
Ultra	$18,976	$31,275
Value	$291,440	$230,534
Capital Appreciation	$5,661	$15,161
Growth	$26,545	$37,830
Large Company	$20,882	$454
Ultra Class 2	$38,757	$46,428
Value Class 2	$9,481	$14,443
American Funds AFIS
Asset Allocation	$16,341	$7,289
Capital World Bond (2)	$8,571	$1,635
Growth-Income	$8,877	$6,620
Global Growth & Income	$8,440	$3,164
Global Small Capitalization	$1,134	$14,774
High-Income Bond	$9,265	$1,514
New World	$1,111	$2,160
Blackrock
Equity Dividend V.I. Fund	$16,477	$45,493
Global Allocation V.I.	$897	$18,769
Government Money Market V.I.	$386,765	$144,596
Value Opportunities V.I. Fund	$1,628	$2,599
DWS
CROCI® U.S. VIP	$25,750	$11,716
Small Cap Index	$19,717	$14,155
Small Mid Cap Value	$257,635	$104,505

(1) On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund.

(2) On May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Dreyfus VIF
Appreciation Portfolio	$30,532	$87,480
Opportunistic Small Cap Portfolio	$8,044	$108,436
Quality Bond Portfolio (3)	$14,553	$903,131
Sustainable U.S. Equity Portfolio	$7,355	$74,615
Fidelity VIP
Equity Income	$490,035	$449,818
Growth	$667,710	$1,100,917
High Income	$221,378	$276,014
Overseas	$119,124	$311,387
Contrafund Class 2	$439,854	$1,423,664
Contrafund Initial Class	$5,394	$129,175
Disciplined Small Cap	$26,719	$49,170
Dynamic Capital Appreciation	$15,219	$87,678
Freedom Income	$7,932	$4,065
Growth Opportunities	$85,782	$53,011
Index 500 Initial Class	$307,540	$61,087
Mid Cap Service Class	$43,686	$48,566
Index 500 II	$1,020,883	$3,436,573
Mid Cap Class 2	$205,686	$477,959
Value Strategies	$23,435	$24,105
Investment Grade Bond	$274,984	$786,269
Government Money Market	$3,349,332	$3,852,169
Real Estate	$81,054	$90,239
Franklin Templeton VIP
Developing Market	$9,144	$31,980
Foreign	$145,593	$122,010
Allocation	$1,229	$60
Global Real Estate	$135,455	$126,525
Global Discovery	$132,447	$129,348
Global Bond	$12,893	$4,783
Mutual Global Discovery	$4,900	$14,825
Mutual Shares	$71,618	$38,269
Rising Dividends	$45,507	$49,494
Small Cap Value	$73,112	$60,509
Small-Midcap Growth II	$92,702	$67,006
Small-Midcap Growth IV	$11,989	$10,641
US Government	$345,892	$99,017
Goldman Sachs VIT
Small Cap Equity Insight	$11,352	$1,112
Equity Index	$29,496	$31,335
Growth Opportunities Fund	$7,292	$2,738
High Quality Float	$7,648	$4,017

(3) On May 1, 2020, the Dreyfus VIF Quality Bond Portfolio was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Invesco I.O. V.I.
Conservative Balanced Fund	$23,062	$42,679
Main Street Small Cap Fund	$10,572	$73,077
Global Strategic Income Fund	$51,526	$222,390
Invesco V.I.
Discovery Mid Cap Growth Fund (4)	$405,370	$52,979
Discovery Mid Cap Growth Fund II (5)	$61,472	$3,717
Diversified Dividend Fund	$9,831	$3,501
Equity & Income Fund	$6,871	$1,046
Health Care Fund	$85,033	$326,836
Global Real Estate	$760	$1,060
Government Securities Fund	$12,081	$615
High Yield Fund	$12,693	$448
International Growth Fund	$2,445	$546
Mid Cap Growth (4)	$126,155	$397,461
Mid Cap Growth II (5)	$36,254	$61,111
Technology	$192,186	$141,131
JP Morgan Insurance Trust
Small Cap Core	$122,226	$36,075
Neuberger Berman Trust
Mid Cap Growth	$59,276	$284,734
Short Duration Bond	$466,385	$446,287
Mid Cap Growth Class S	$21,602	$66,128
Sustainable Equity Port	$60,945	$219,005
T Rowe Price
Blue Chip Growth	$164,967	$517,070
Equity Income	$635,726	$374,104
Health Sciences	$247,689	$350,309
Mid Cap Growth II	$9,230	$13,112
Personal Strategy Balanced	$29,570	$118,390
Touchstone
Balanced	$561,326	$1,853,323
Bond	$610,564	$1,081,830
Common Stock	$1,230,378	$3,474,170
Small Company	$1,531,795	$2,301,892
Van Eck VIPT
Unconstrained Emerging Markets	$141,642	$147,905
Emerging Markets	$102,744	$307,901
Emerging Markets II	$4,157	$12,737
Global Hard Assets	$122,478	$236,203
Global Hard Assets Class S	$2,155	$3,089
Wells Fargo VT
Discovery	$255,480	$405,224
Opportunity	$310,037	$456,061

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2020 are set forth below:

	Alger						AB VPS
	Capital		Large Cap		Small Cap		Balanced		Growth and
	Appreciation		Growth		Growth		Wealth Strategy		Income
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	63,105.43	—	200,923.49	—	33,979.85	4,881.36	—	—	3,024.95
Units issued	—	296.59	—	462.16	—	634.36	—	—	—	13.32
Units transferred	—	(7,673.21)	—	(28,977.92)	—	(1,341.22)	649.93	—	—	70.63
Units redeemed	—	(4,616.38)	—	(14,281.74)	—	(2,779.93)	(0.49)	—	—	(57.73)
Ending balance	—	51,112.43	—	158,125.99	—	30,493.06	5,530.80	—	—	3,051.17

	AB VPS
	International		International		International		Small Mid Cap		Small
	Growth		Value		Value B		Value		Mid Cap
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	11,030.66	—	134,021.03	127.51	—	3,378.84	—	—	43,352.37
Units issued	—	—	—	262.91	—	—	—	—	—	261.92
Units transferred	—	(1,449.85)	—	20,560.68	—	—	113.53	—	—	8,998.23
Units redeemed	—	(1,236.48)	—	(13,932.28)	(0.09)	—	(0.26)	—	—	(4,375.46)
Ending balance	—	8,344.33	—	140,912.34	127.42	—	3,492.11	—	—	48,237.06

	American Century VP
	Disciplined		Inflation
	Core Value (1)		Protection		International		Ultra		Value
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	78,431.48	—	59,636.75	—	141,307.56	—	2,715.20	—	66,424.45
Units issued	—	42.59	—	97.39	—	199.75	—	0.84	—	152.81
Units transferred	—	1,037.06	—	323.23	—	(7,879.23)	—	(187.92)	—	2,370.00
Units redeemed	—	(10,623.97)	—	(5,402.16)	—	(13,033.84)	—	(391.59)	—	(2,886.40)
Ending balance	—	68,887.16	—	54,655.21		120,594.24	—	2,136.53	—	66,060.86

(1) On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund.

	American Century VP
	Capital				Large		Ultra		Value
	Appreciation		Growth		Company		Class 2		Class 2
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	3,204.42	—	19,889.22	—	1,800.22	—	20,845.40	—	4,245.01	—
Units issued	—	—	106.97	—	—	—	—	—	—	—
Units transferred	(131.74)	—	(52.63)	—	1,659.44	—	(242.76)	—	423.83	—
Units redeemed	(717.72)	—	(1,702.91)	—	(0.74)	—	(1,731.67)	—	(948.21)	—
Ending balance	2,354.96	—	18,240.65	—	3,458.92	—	18,870.97	—	3,720.63	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

	American Funds AFIS
	Asset		Capital World		Growth -		Global Growth		Global
	Allocation		Bond (2)		Income		& Income		Small Cap
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	13,659.41	—	10,733.28	—	9,394.86	—	6,125.17	—	1,213.24	—
Units issued	581.08	—	—	—	—	—	—	—	—	—
Units transferred	243.91	—	518.54	—	101.07	—	482.09	—	(962.75)	—
Units redeemed	(263.30)	—	—	—	(173.16)	—	(175.22)	—	(0.20)	—
Ending balance	14,221.10	—	11,251.82	—	9,322.77	—	6,432.04	—	250.29	—

(2) On May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund.

	American Funds AFIS				Blackrock
	High-Income		New		Equity		Global		Government
	Bond		World		Dividend		Allocation		Money Market
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	3,752.38	—	1,988.24	—	22,623.13	—	2,076.75	—	31,950.53	—
Units issued	—	—	9.30	—	—	—	—	—	9.15	—
Units transferred	460.24	—	(19.22)	—	94.49	—	(1,448.08)	—	37,035.61	—
Units redeemed	(71.35)	—	(50.92)	—	(3,163.34)	—	—	—	(12,033.01)	—
Ending balance	4,141.27	—	1,927.40	—	19,554.28	—	628.67	—	56,962.28	—

	Blackrock		DWS						Dreyfus VIF
	Value		CROCI®		Small		Small Mid
	Opportunities		U.S. VIP		Cap Index		Cap Value		Appreciation
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	908.60	—	—	12,076.33	—	2,308.83	—	42,393.35	—	10,244.74
Units issued	—	—	—	31.96	—	—	—	136.67	—	31.57
Units transferred	(8.84)	—	—	692.88	—	86.45	—	7,952.58	—	(1,218.79)
Units redeemed	(122.06)	—	—	(357.26)	—	(128.11)	—	(4,265.26)	—	(1,289.73)
Ending balance	777.70	—	—	12,443.91	—	2,267.17	—	46,217.34	—	7,767.79

	Dreyfus VIF						Fidelity VIP
	Opportunistic		Quality		Sustainable		Equity
	Small Cap		Bond (3)		U.S. Equity		Income		Growth
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	17,962.99	—	60,322.61	—	13,482.44	—	148,335.88	—	137,706.36
Units issued	—	60.94	—	43.12	—	—	—	597.63	—	198.48
Units transferred	—	(4,119.45)	—	(57,771.50)	—	(842.24)	—	3,002.56	—	(11,099.34)
Units redeemed	—	(1,337.03)	—	(2,594.23)	—	(2,696.98)	—	(9,480.28)	—	(8,608.87)
Ending balance	—	12,567.45	—	—	—	9,943.22	—	142,455.79	—	118,196.63

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

	Fidelity VIP
	High				Contrafund		Contrafund		Disciplined
	Income		Overseas		Class 2		Initial Class		Small Cap
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	122,933.81	—	121,834.60	—	131,695.30	24,533.22	—	33,289.46	—
Units issued	—	131.65	—	283.29	—	286.01	123.32	—	—	—
Units transferred	—	1,632.44	—	206.21	—	(5,488.73)	(4,046.13)	—	169.01	—
Units redeemed	—	(9,198.80)	—	(9,304.93)	—	(10,806.53)	(3,085.19)	—	(1,288.52)	—
Ending balance	—	115,499.10	—	113,019.17	—	115,686.05	17,525.22	—	32,169.95	—

	Fidelity VIP
	Dynamic		Freedom		Growth		Index 500		Mid Cap
	Capital Apprec		Income		Opportunities		Initial Class		Service Class
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	33,335.15	—	7,566.73	—	7,416.38	—	65,486.16	—	32,526.62	—
Units issued	370.06	—	—	—	936.32	—	15,826.75	—	12,516.67	—
Units transferred	(3,131.44)	—	219.75	—	42.73	—	(26.93)	—	1,767.35	—
Units redeemed	(1,733.66)	—	(0.26)	—	(156.64)	—	(918.79)	—	(14,561.61)	—
Ending balance	28,840.11	—	7,786.22	—	8,238.79	—	80,367.19	—	32,249.03	—

	Fidelity VIP
			Mid Cap		Value		Investment		Money
	Index 500 II		Class 2		Strategies		Grade Bond		Market
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	305,444.79	—	77,985.10	—	6,602.15	—	181,259.01	—	506,868.00
Units issued	—	718.77	—	335.16	—	18.93	—	149.90	—	65,120.24
Units transferred	—	(32,341.10)	—	(1,304.58)	—	(253.76)	—	(1,059.31)	—	146,432.39
Units redeemed	—	(28,028.14)	—	(6,087.47)	—	(76.76)	—	(25,654.85)	—	(250,948.18)
Ending balance	—	245,794.32	—	70,928.21	—	6,290.56	—	154,694.75	—	467,472.45

	Fidelity VIP		Franklin Templeton VIP
	Real		Developing						Global
	Estate		Market		Foreign		Allocation		Real Estate
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	13,874.58	—	4,231.25	—	—	74,177.18	334.87	—	—	37,409.40
Units issued	109.82	—	—	—	—	910.64	—	—	—	46.48
Units transferred	506.39	—	(1,415.51)	—	—	25,356.70	(0.12)	—	—	2,742.74
Units redeemed	(2,257.24)	—	(178.87)	—	—	(25,623.93)	5.55	—	—	(6,347.19)
Ending balance	12,233.55	—	2,636.87	—	—	74,820.59	340.30	—	—	33,851.43

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

	Franklin Templeton VIP
	Global		Global		Mutual Global		Mutual		Rising
	Discovery		Bond		Discovery		Shares		Dividends
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	37,053.68	3,843.10	—	3,414.07	—	—	39,620.01	13,697.66	—
Units issued	—	157.68	—	—	—	—	—	8.87	20.90	—
Units transferred	—	447.40	758.08	—	391.04	—	—	372.78	1,799.78	—
Units redeemed	—	(809.03)	(264.49)	—	(1,451.15)	—	—	(512.78)	(2,746.68)	—
Ending balance	—	36,849.73	4,336.69	—	2,353.96	—	—	39,488.88	12,771.66	—

	Franklin Templeton VIP								Goldman Sachs VIT
	Small Cap		Small-Midcap		Small-Midcap		US		Small Cap
	Value		Growth II		Growth IV		Government		Equity Insights
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	11,247.72	—	12,316.18	5,333.03	—	—	49,367.74	2,567.44	—
Units issued	—	89.68	—	88.70	42.37	—	—	50.83	415.71	—
Units transferred	—	495.82	—	(4.08)	(357.86)	—	—	25,581.86	445.41	—
Units redeemed	—	(769.16)	—	(427.48)	(173.54)	—	—	(6,446.40)	(1.70)	—
Ending balance	—	11,064.06	—	11,973.32	4,844.00	—	—	68,554.03	3,426.86	—

	Goldman Sachs VIT						Invesco I.O. V.I.
	Equity		Growth		High Quality		Conservative		Main Street
	Index		Opportunities		Float		Balanced		Small Cap
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	22,320.22	—	1,830.38	—	4,092.83	—	—	27,457.29	—	17,032.02
Units issued	—	—	67.79	—	—	—	—	—	—	27.45
Units transferred	23.35	—	(156.80)	—	576.24	—	—	(1,421.21)	—	(1,811.48)
Units redeemed	(1,728.65)	—	(0.20)	—	(183.66)	—	—	(1,309.39)	—	(3,968.12)
Ending balance	20,614.92	—	1,741.17	—	4,485.41	—	—	24,726.69	—	11,279.87

	Invesco
	I.O. V.I.		Invesco V.I.
	Global Strategic		Discovery Mid		Discovery Mid		Diversified		Equity &
	Income		Cap Growth (4)		Cap Growth II (5)		Dividend		Income
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	91,851.65	—	—	—	—	4,022.93	—	6,183.57	—
Units issued	—	68.23	—	2,041.11	2,412.86	—	—	—	—	—
Units transferred	—	(11,635.93)	—	37,536.22	3,151.02	—	511.45	—	129.42	—
Units redeemed	—	(8,132.49)	—	(3,303.11)	(140.59)	—	(123.18)	—	—	—
Ending balance	—	72,151.46	—	36,274.22	5,423.29	—	4,411.20	—	6,312.99	—

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

	Invesco V.I.
	Health		Global		Government		High		International
	Care		Real Estate		Securities		Yield		Growth
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	65,371.93	198.47	—	3,221.66	—	1,947.78	—	2,425.99	—
Units issued	—	302.54	—	—	25.10	—	—	—	57.88	—
Units transferred	—	(4,366.32)	50.09	—	1,045.71	—	994.10	—	22.33	—
Units redeemed	—	(5,747.00)	(89.79)	—	(0.97)	—	(0.18)	—	(0.74)	—
Ending balance	—	55,561.15	158.77	—	4,291.50	—	2,941.70	—	2,505.46	—

							JP Morgan		Neuberger
	Invesco V.I.						Insurance Trust		Berman Trust
	Mid Cap		Mid Cap				Small		Mid Cap
	Growth (4)		Growth II (5)		Technology		Cap Core		Growth
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	19,658.19	2,496.93	—	—	81,296.43	—	19,197.43	—	22,950.22
Units issued	—	513.63	—	—	—	4.24	—	181.06	—	274.86
Units transferred	—	(19,826.65)	(2,496.93)	—	—	47.82	—	2,028.62	—	(2,094.37)
Units redeemed	—	(345.17)	—	—	—	(2,879.95)	—	(264.44)	—	(3,745.54)
Ending balance	—	(0.00)	—	—	—	78,468.54	—	21,142.67	—	17,385.17

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II.

	Neuberger Berman Trust						T Rowe Price
	Short		Mid Cap Growth		Sustainable		Blue Chip		Equity
	Duration Bond		Class S		Equity		Growth		Income
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	273,705.03	—	21,307.36	—	33,201.90	40,672.58	58,033.43	14,105.07	151,002.32
Units issued	—	1,201.72	—	105.16	—	65.78	48.96	120.43	6.43	270.46
Units transferred	—	47,631.38	—	(1,555.34)	—	183.80	(955.90)	(2,977.59)	1,915.99	22,202.50
Units redeemed	—	(49,944.91)	—	(2,140.38)	—	(5,535.27)	(4,788.36)	(3,970.72)	(947.41)	(15,300.57)
Ending balance	—	272,593.22	—	17,716.80	—	27,916.21	34,977.28	51,205.55	15,080.08	158,174.71

	T Rowe Price						Touchstone
	Health		Mid Cap		Personal
	Sciences		Growth II		Strategy		Balanced		Bond
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	15,095.24	29,906.36	3,365.51	—	—	17,309.98	165,999.89	236,573.39	23,515.00	292,263.04
Units issued	19.67	179.78	252.95	—	—	4.83	398.83	245.68	21.68	934.62
Units transferred	(16.16)	(1,689.19)	71.93	—	—	(1,578.90)	(3,102.15)	(2,968.59)	(51.20)	5,795.75
Units redeemed	(11.71)	(1,710.76)	(757.98)	—	—	(2,502.84)	(18,677.05)	(39,627.45)	(229.63)	(29,667.53)
Ending balance	15,087.04	26,686.19	2,932.41	—	—	13,233.07	144,619.52	194,223.03	23,255.85	269,325.88

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 6 – CHANGES IN UNITS

	Touchstone				Van Eck VIPT
	Common		Small		Unconstrained		Emerging		Emerging
	Stock		Company		Emerging Markets		Markets		Markets II
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	66,017.46	346,547.36	16,069.21	209,024.94	—	88,727.90	—	43,537.61	2,685.08	—
Units issued	18.30	991.96	—	422.87	—	185.07	—	136.66	46.77	—
Units transferred	(5,047.94)	(23,401.38)	(2,318.16)	7,245.28	—	3,635.15	—	(5,566.24)	(718.88)	—
Units redeemed	(7,718.68)	(33,857.05)	(528.88)	(23,408.76)	—	(9,447.36)	—	(2,776.36)	(0.33)	—
Ending balance	53,269.14	290,280.89	13,222.17	193,284.33	—	83,100.76	—	35,331.67	2,012.64	—

	Van Eck VIPT				Wells Fargo VT
	Global Hard		Global Hard
	Assets		Assets S		Discovery		Opportunity
Units Issued, Transferred and Redeemed:	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Beginning balance	—	98,450.42	13,410.91	—	—	40,438.82	—	42,039.07
Units issued	—	82.39	—	—	—	105.78	—	43.43
Units transferred	—	511.59	38.07	—	—	(1,110.78)	—	(1,221.14)
Units redeemed	—	(10,787.08)	—	—	—	(3,799.44)	—	(4,237.17)
Ending balance	—	88,257.32	13,448.98	—	—	35,634.38	—	36,624.19

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016 are shown below. Information for the years ended December 31, 2020, 2019, 2018, 2017, and 2016 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

	At December 31, 2020						For the Year Ended December 31, 2020
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Alger
Capital Appreciation	—	51,112.43	$—	$50.77	$—	$2,595,160	0.00%	1.40%	1.40%	0.00%	39.79%
Large Cap Growth	—	158,125.99	$—	$64.76	$—	$10,240,126	0.17%	1.40%	1.40%	0.00%	64.72%
Small Cap Growth	—	30,493.06	$—	$56.67	$—	$1,728,113	1.02%	1.40%	1.40%	0.00%	64.84%
AB VPS
Balanced Wealth Strategy	5,530.80	—	$13.41	$—	$74,143	$—	2.15%	1.40%	1.40%	7.74%	0.00%
Growth and Income	—	3,051.17	$—	$11.03	$—	$33,658	1.63%	1.40%	1.40%	0.00%	1.30%
International Growth	—	8,344.33	$—	$26.24	$—	$218,927	1.47%	1.40%	1.40%	0.00%	28.14%
International Value	—	140,912.34	$—	$15.83	$—	$2,230,095	2.03%	1.40%	1.40%	0.00%	1.04%
International Value B	127.42	—	$10.83	$—	$1,380	$—	1.57%	1.40%	1.40%	0.79%	0.00%
Small Midcap Value	3,492.11	—	$13.04	$—	$45,551	$—	0.83%	1.40%	1.40%	1.62%	0.00%
Small Mid Cap	—	48,237.06	$—	$38.31	$—	$1,847,930	1.10%	1.40%	1.40%	0.00%	1.94%
American Century VP
Disciplined Core Value (1)	—	68,887.16	$—	$29.89	$—	$2,058,913	1.99%	1.40%	1.40%	0.00%	10.26%
Inflation Protection	—	54,655.21	$—	$15.68	$—	$857,165	1.60%	1.40%	1.40%	0.00%	8.29%
International	—	120,594.24	$—	$26.65	$—	$3,214,003	0.51%	1.40%	1.40%	0.00%	24.14%
Ultra	—	2,136.53	$—	$48.67	$—	$103,991	0.00%	1.40%	1.40%	0.00%	47.78%
Value	—	66,060.86	$—	$38.83	$—	$2,565,341	2.40%	1.40%	1.40%	0.00%	(0.42)%
Capital Appreciation	2,354.96	—	$21.60	$—	$50,860	$—	0.00%	1.40%	1.40%	40.32%	0.00%
Growth	18,240.65	—	$23.00	$—	$419,508	$—	0.30%	1.40%	1.40%	32.80%	0.00%
Large Company	3,458.92	—	$13.85	$—	$47,898	$—	1.53%	1.40%	1.40%	1.07%	0.00%
Ultra Class 2	18,870.97	—	$26.32	$—	$496,693	$—	0.00%	1.40%	1.40%	47.48%	0.00%
Value Class 2	3,720.63	—	$13.38	$—	$49,794	$—	2.28%	1.40%	1.40%	(0.57)%	0.00%
American Funds AFIS
Asset Allocation	14,221.10	—	$14.91	$—	$212,030	$—	1.49%	1.40%	1.40%	10.60%	0.00%
Capital World Bond (2)	11,251.82	—	$11.10	$—	$124,949	$—	1.04%	1.40%	1.40%	8.10%	0.00%
Growth-Income	9,322.77	—	$17.34	$—	$161,665	$—	1.19%	1.40%	1.40%	11.68%	0.00%
Global Growth & Income	6,432.04	—	$15.98	$—	$102,793	$—	1.14%	1.40%	1.40%	7.04%	0.00%
Global Small Capitalization	250.29	—	$18.53	$—	$4,638	$—	0.17%	1.40%	1.40%	27.60%	0.00%
High-Income Bond	4,141.27	—	$12.93	$—	$53,528	$—	7.96%	1.40%	1.40%	6.24%	0.00%
New World	1,927.40	—	$17.12	$—	$32,993	$—	0.04%	1.40%	1.40%	21.58%	0.00%
Blackrock
Equity Dividend V.I. Fund	19,554.28	—	$14.99	$—	$293,084	$—	2.03%	1.40%	1.40%	2.13%	0.00%
Global Allocation V.I.	628.67	—	$14.41	$—	$9,058	$—	0.51%	1.40%	1.40%	19.04%	0.00%
Government Money Market V.I.	56,962.28	—	$9.82	$—	$559,101	$—	0.31%	1.40%	1.40%	(1.05)%	0.00%
Value Opportunities V.I. Fund	777.70	—	$17.78	$—	$13,827	$—	1.46%	1.40%	1.40%	18.00%	0.00%
DWS
CROCI® U.S. VIP	—	12,443.91	$—	$14.94	$—	$185,929	2.08%	1.40%	1.40%	0.00%	(13.63)%
Small Cap Index	—	2,267.17	$—	$40.48	$—	$91,774	1.14%	1.40%	1.40%	0.00%	17.78%
Small Mid Cap Value	—	46,217.34	$—	$26.61	$—	$1,229,920	1.10%	1.40%	1.40%	0.00%	(2.48)%

(1) On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund.

(2) On May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2020						For the Year Ended December 31, 2020
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Dreyfus VIF
Appreciation Portfolio	—	7,767.79	$—	$35.44	$—	$275,297	0.81%	1.40%	1.40%	0.00%	21.98%
Opportunistic Small Cap Portfolio	—	12,567.45	$—	$23.19	$—	$291,445	0.75%	1.40%	1.40%	0.00%	18.23%
Quality Bond Portfolio (3)	—	—	$—	$—	$—	$—	2.39%	1.40%	1.40%	0.00%	0.00%
Sustainable U.S. Equity	—	9,943.22	$—	$23.16	$—	$230,273	1.23%	1.40%	1.40%	0.00%	22.42%
Fidelity VIP
Equity Income	—	142,455.79	$—	$33.97	$—	$4,838,882	1.88%	1.40%	1.40%	0.00%	5.22%
Growth	—	118,196.63	$—	$62.24	$—	$7,356,632	0.08%	1.40%	1.40%	0.00%	41.90%
High Income	—	115,499.10	$—	$19.95	$—	$2,303,745	5.12%	1.40%	1.40%	0.00%	1.32%
Overseas	—	113,019.17	$—	$23.43	$—	$2,648,239	0.44%	1.40%	1.40%	0.00%	14.01%
Contrafund Class 2	—	115,686.05	$—	$70.65	$—	$8,172,992	0.25%	1.40%	1.40%	0.00%	28.76%
Contrafund Initial Class	17,525.22	—	$19.47	$—	$341,223	$—	0.09%	1.40%	1.40%	28.43%	0.00%
Disciplined Small Cap	32,169.95	—	$15.46	$—	$497,200	$—	0.58%	1.40%	1.40%	16.49%	0.00%
Dynamic Capital
Appreciation	28,840.11	—	$19.73	$—	$568,908	$—	0.05%	1.40%	1.40%	31.49%	0.00%
Freedom Income	7,786.22	—	$12.45	$—	$96,901	$—	1.08%	1.40%	1.40%	8.76%	0.00%
Growth Opportunities	8,238.79	—	$34.60	$—	$285,026	$—	0.00%	1.40%	1.40%	65.90%	0.00%
Index 500 Initial Class	80,367.19	—	$18.25	$—	$1,466,589	$—	1.56%	1.40%	1.40%	16.31%	0.00%
Mid Cap Service Class	32,249.03	—	$15.38	$—	$495,943	$—	0.40%	1.40%	1.40%	16.23%	0.00%
Index 500 II	—	245,794.32	$—	$45.88	$—	$11,277,979	1.77%	1.40%	1.40%	0.00%	16.60%
Mid Cap Class 2	—	70,928.21	$—	$40.97	$—	$2,905,958	0.66%	1.40%	1.40%	0.00%	16.55%
Value Strategies	—	6,290.56	$—	$44.25	$—	$278,361	1.32%	1.40%	1.40%	0.00%	6.76%
Investment Grade Bond	—	154,694.75	$—	$20.83	$—	$3,221,603	2.14%	1.40%	1.40%	0.00%	7.88%
Government Money Market	—	467,472.45	$—	$11.15	$—	$5,213,964	0.29%	1.40%	1.40%	0.00%	(1.11)%
Real Estate	12,233.55	—	$10.55	$—	$129,091	$—	1.98%	1.40%	1.40%	(8.08)%	0.00%
Franklin Templeton VIP
Developing Market	2,636.87	—	$18.17	$—	$47,900	$—	4.67%	1.40%	1.40%	15.42%	0.00%
Foreign	—	74,820.59	$—	$16.04	$—	$1,200,097	3.53%	1.40%	1.40%	0.00%	(2.53)%
Allocation	340.30	—	$13.92	$—	$4,739	$—	1.34%	1.40%	1.40%	10.20%	0.00%
Global Real Estate	—	33,851.43	$—	$16.66	$—	$563,802	3.44%	1.40%	1.40%	0.00%	(6.70)%
Global Discovery	—	36,849.73	$—	$22.25	$—	$819,767	2.80%	1.40%	1.40%	0.00%	(5.55)%
Global Bond	4,336.69	—	$9.80	$—	$42,498	$—	8.24%	1.40%	1.40%	(6.66)%	0.00%
Mutual Global Discovery	2,353.96	—	$11.95	$—	$28,124	$—	1.87%	1.40%	1.40%	(5.86)%	0.00%
Mutual Shares	—	39,488.88	$—	$20.59	$—	$812,982	2.98%	1.40%	1.40%	0.00%	(6.36)%
Rising Dividends	12,771.66	—	$17.34	$—	$221,522	$—	1.33%	1.40%	1.40%	14.24%	0.00%
Small Cap Value	—	11,064.06	$—	$31.92	$—	$353,122	1.62%	1.40%	1.40%	0.00%	3.73%
Small-Midcap Growth II	—	11,973.32	$—	$43.51	$—	$520,928	0.00%	1.40%	1.40%	0.00%	52.94%
Small-Midcap Growth IV	4,844.00	—	$22.96	$—	$111,234	$—	0.00%	1.40%	1.40%	52.86%	0.00%
US Government	—	68,554.03	$—	$11.81	$—	$809,394	4.09%	1.40%	1.40%	0.00%	2.64%
Goldman Sachs VIT
Small Cap Equity Insight	3,426.86	—	$15.46	$—	$52,990	$—	0.00%	1.40%	1.40%	6.86%	0.00%
Equity Index	20,614.92	—	$18.16	$—	$374,313	$—	1.29%	1.40%	1.40%	16.26%	0.00%
Growth Opportunities Fund	1,741.17	—	$22.09	$—	$38,464	$—	0.00%	1.40%	1.40%	42.31%	0.00%
High Quality Float	4,485.41	—	$10.00	$—	$44,864	$—	0.67%	1.40%	1.40%	(0.81)%	0.00%
Invesco I.O. V.I
Conservative Balanced	—	24,726.69	$—	$12.08	$—	$298,739	1.89%	1.40%	1.40%	0.00%	13.00%
Main Street Small Cap	—	11,279.87	$—	$13.26	$—	$149,564	0.36%	1.40%	1.40%	0.00%	17.98%
Global Strategic Income	—	72,151.46	$—	$10.61	$—	$765,418	5.13%	1.40%	1.40%	0.00%	1.56%

(3) On May 1, 2020, the Dreyfus VIF Quality Bond Portfolio was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2020						For the Year Ended December 31, 2020
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Invesco V.I.
Discovery Mid Cap Growth Fund (4)	—	36,274.22	$—	$14.45	$—	$524,166	0.00%	1.40%	1.40%	0.00%	0.00%
Discovery Mid Cap Growth Fund II (5)	5,423.29	—	$14.41	$—	$78,172	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Diversified Dividend Fund	4,411.20	—	$12.44	$—	$54,873	$—	3.13%	1.40%	1.40%	(1.52)%	0.00%
Equity & Income Fund	6,312.99	—	$13.90	$—	$87,768	$—	2.32%	1.40%	1.40%	8.13%	0.00%
Health Care Fund	—	55,561.15	$—	$30.37	$—	$1,687,601	0.33%	1.40%	1.40%	0.00%	12.87%
Global Real Estate	158.77	—	$10.30	$—	$1,635	$—	5.76%	1.40%	1.40%	(13.78)%	0.00%
Government Securities Fund	4,291.50	—	$10.61	$—	$45,520	$—	2.23%	1.40%	1.40%	4.50%	0.00%
High Yield Fund	2,941.70	—	$11.79	$—	$34,668	$—	6.09%	1.40%	1.40%	1.47%	0.00%
International Growth Fund	2,505.46	—	$13.83	$—	$34,644	$—	2.22%	1.40%	1.40%	12.16%	0.00%
Mid Cap Growth (4)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	(5.94)%
Mid Cap Growth II (5)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	(5.82)%	0.00%
Technology	—	78,468.54	$—	$17.87	$—	$1,401,889	0.00%	1.40%	1.40%	0.00%	44.09%
JP Morgan Insurance Trust
Small Cap Core	—	21,142.67	$—	$40.56	$—	$857,500	0.96%	1.40%	1.40%	0.00%	12.11%
Neuberger Berman Trust
Mid Cap Growth	—	17,385.17	$—	$52.60	$—	$914,526	0.00%	1.40%	1.40%	0.00%	38.04%
Short Duration Bond	—	272,593.22	$—	$10.74	$—	$2,928,954	2.35%	1.40%	1.40%	0.00%	2.02%
Mid Cap Growth Class S	—	17,716.80	$—	$20.05	$—	$355,192	0.00%	1.40%	1.40%	0.00%	37.77%
Sustainable Equity	—	27,916.21	$—	$40.83	$—	$1,139,806	0.59%	1.40%	1.40%	0.00%	17.90%
T Rowe Price
Blue Chip Growth	34,977.28	51,205.55	$23.73	$51.72	$829,935	$2,648,368	0.00%	1.40%	1.40%	32.06%	32.06%
Equity Income	15,080.08	158,174.71	$14.02	$24.53	$211,406	$3,880,158	2.17%	1.40%	1.40%	(0.44)%	(0.44)%
Health Sciences	15,087.04	26,686.19	$19.90	$78.65	$300,264	$2,098,759	0.00%	1.40%	1.40%	27.48%	27.48%
Mid Cap Growth II	2,932.41	—	$19.41	$—	$56,904	$—	0.00%	1.40%	1.40%	21.76%	0.00%
Personal Strategy Balanced	—	13,233.07	$—	$30.36	$—	$401,791	1.41%	1.40%	1.40%	0.00%	12.95%
Touchstone
Balanced	144,619.52	194,223.03	$15.41	$35.04	$2,228,798	$6,805,111	1.28%	1.40%	1.40%	17.51%	17.51%
Bond	23,255.85	269,325.88	$11.46	$22.77	$266,582	$6,131,681	1.70%	1.40%	1.40%	8.19%	8.19%
Common Stock	53,269.14	290,280.89	$18.02	$50.29	$960,013	$14,598,736	0.61%	1.40%	1.40%	21.96%	21.96%
Small Company	13,222.17	193,284.33	$17.20	$88.99	$227,432	$17,199,929	0.16%	1.40%	1.40%	17.05%	17.05%
Van Eck VIPT
Unconstrained Emerging Markets	—	83,100.76	$—	$12.82	$—	$1,065,564	7.39%	1.40%	1.40%	0.00%	7.41%
Emerging Markets	—	35,331.67	$—	$39.37	$—	$1,391,167	2.05%	1.40%	1.40%	0.00%	15.62%
Emerging Markets II	2,012.64	—	$16.35	$—	$32,897	$—	2.25%	1.40%	1.40%	15.28%	0.00%
Global Hard Assets	—	88,257.32	$—	$11.88	$—	$1,048,083	0.97%	1.40%	1.40%	0.00%	17.46%
Global Hard Assets Class S	13,448.98	—	$9.80	$—	$131,847	$—	0.74%	1.40%	1.40%	17.18%	0.00%
Wells Fargo VT
Discovery	—	35,634.38	$—	$93.94	$—	$3,347,583	0.00%	1.40%	1.40%	0.00%	60.40%
Opportunity	—	36,624.19	$—	$65.05	$—	$2,382,388	0.44%	1.40%	1.40%	0.00%	19.33%

(4) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund. Total return has been calculated as of April 30, 2020.

(5) On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II. Total return has been calculated as of April 30, 2020.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2019						For the Year Ended December 31, 2019
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Alger
Capital Appreciation	—	63,105.43	$—	$36.32	$—	$2,292,070	0.00%	1.40%	1.40%	0.00%	31.74%
Large Cap Growth	—	200,923.49	$—	$39.32	$—	$7,899,415	0.00%	1.40%	1.40%	0.00%	25.67%
Small Cap Growth	—	33,979.85	$—	$34.38	$—	$1,168,257	0.00%	1.40%	1.40%	0.00%	27.55%
AB VPS
Balanced Wealth Strategy	4,881.36	—	$12.44	$—	$60,737	$—	2.00%	1.40%	1.40%	16.57%	0.00%
Growth (1)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Growth and Income (3)	—	3,024.95	$—	$10.89	$—	$32,942	1.70%	1.40%	1.40%	0.00%	0.00%
International Growth	—	11,030.66	$—	$20.47	$—	$225,851	0.61%	1.40%	1.40%	0.00%	25.76%
International Value	—	134,021.03	$—	$15.66	$—	$2,099,105	0.93%	1.40%	1.40%	0.00%	15.52%
International Value B	127.51	—	$10.74	$—	$1,370	$—	0.84%	1.40%	1.40%	15.17%	0.00%
Real Estate Investment (2)	—	—	$—	$—	$—	$—	11.70%	1.40%	1.40%	0.00%	0.00%
Small Midcap Value	3,378.84	—	$12.84	$—	$43,369	$—	0.29%	1.40%	1.40%	18.24%	0.00%
Small Mid Cap	—	43,352.37	$—	$37.58	$—	$1,629,257	0.59%	1.40%	1.40%	0.00%	18.44%
Value (3)	—	—	$—	$—	$—	$—	6.23%	1.40%	1.40%	0.00%	12.89%
American Century VP
Income & Growth	—	78,431.48	$—	$27.11	$—	$2,126,066	2.05%	1.40%	1.40%	0.00%	22.24%
Inflation Protection	—	59,636.75	$—	$14.48	$—	$863,726	2.55%	1.40%	1.40%	0.00%	7.65%
International	—	141,307.56	$—	$21.47	$—	$3,033,825	0.94%	1.40%	1.40%	0.00%	26.65%
Ultra	—	2,715.20	$—	$32.94	$—	$89,428	0.00%	1.40%	1.40%	0.00%	32.72%
Value	—	66,424.45	$—	$39.00	$—	$2,590,412	2.10%	1.40%	1.40%	0.00%	25.28%
Capital Appreciation	3,204.42	—	$15.39	$—	$49,321	$—	0.00%	1.40%	1.40%	33.45%	0.00%
Growth	19,889.22	—	$17.32	$—	$344,435	$—	0.21%	1.40%	1.40%	33.46%	0.00%
Large Company	1,800.22	—	$13.70	$—	$24,665	$—	1.78%	1.40%	1.40%	25.55%	0.00%
Ultra Class 2	20,845.40	—	$17.85	$—	$372,028	$—	0.00%	1.40%	1.40%	32.60%	0.00%
Value Class 2	4,245.01	—	$13.46	$—	$57,137	$—	1.91%	1.40%	1.40%	25.17%	0.00%
American Funds AFIS
Asset Allocation	13,659.41	—	$13.48	$—	$184,129	$—	1.69%	1.40%	1.40%	19.25%	0.00%
Global Bond	10,733.28	—	$10.27	$—	$110,262	$—	1.41%	1.40%	1.40%	6.05%	0.00%
Growth-Income	9,394.86	—	$15.53	$—	$145,879	$—	1.54%	1.40%	1.40%	24.11%	0.00%
Global Growth & Income	6,125.17	—	$14.93	$—	$91,451	$—	1.67%	1.40%	1.40%	28.92%	0.00%
Global Small Capitalization	1,213.24	—	$14.52	$—	$17,618	$—	0.01%	1.40%	1.40%	29.43%	0.00%
High-Income Bond	3,752.38	—	$12.17	$—	$45,651	$—	6.33%	1.40%	1.40%	10.72%	0.00%
New World	1,988.24	—	$14.08	$—	$27,993	$—	0.78%	1.40%	1.40%	27.03%	0.00%
Blackrock
Equity Dividend V.I. Fund	22,623.13	—	$14.67	$—	$331,994	$—	1.79%	1.40%	1.40%	25.70%	0.00%
Global Allocation V.I.	2,076.75	—	$12.10	$—	$25,138	$—	1.28%	1.40%	1.40%	16.13%	0.00%
Government Money Market V.I.	31,950.53	—	$9.92	$—	$316,931	$—	2.00%	1.40%	1.40%	0.56%	0.00%
Value Opportunities V.I. Fund	908.60	—	$15.07	$—	$13,690	$—	2.69%	1.40%	1.40%	26.87%	0.00%
DWS
CROCI® U.S. VIP	—	12,076.33	$—	$17.30	$—	$208,904	1.68%	1.40%	1.40%	0.00%	30.65%
Small Cap Index	—	2,308.83	$—	$34.37	$—	$79,355	1.04%	1.40%	1.40%	0.00%	23.49%
Small Mid Cap Value	—	42,393.35	$—	$27.29	$—	$1,156,818	0.36%	1.40%	1.40%	0.00%	19.32%

(1) On April 29, 2019, the AB VPS Growth Fund was liquidated.

(2) On April 24, 2019, the AB VPS Real Estate Investment Fund was liquidated.

(3) On April 26, 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund. Total return has been calculated as of April 26, 2019.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2019						For the Year Ended December 31, 2019
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Dreyfus VIF
Appreciation Portfolio	—	10,244.74	$—	$29.06	$—	$297,669	1.17%	1.40%	1.40%	0.00%	34.22%
Opportunistic Small Cap Portfolio	—	17,962.99	$—	$19.61	$—	$352,336	0.00%	1.40%	1.40%	0.00%	20.09%
Quality Bond Portfolio	—	60,322.61	$—	$14.49	$—	$873,905	2.01%	1.40%	1.40%	0.00%	6.56%
Sustainable U.S. Equity	—	13,482.44	$—	$18.92	$—	$255,047	1.47%	1.40%	1.40%	0.00%	32.50%
Fidelity VIP
Equity Income	—	148,335.88	$—	$32.28	$—	$4,788,864	1.95%	1.40%	1.40%	0.00%	25.68%
Growth	—	137,706.36	$—	$43.86	$—	$6,040,127	0.26%	1.40%	1.40%	0.00%	32.46%
High Income	—	122,933.81	$—	$19.69	$—	$2,420,054	4.96%	1.40%	1.40%	0.00%	13.51%
Overseas	—	121,834.60	$—	$20.55	$—	$2,503,955	1.63%	1.40%	1.40%	0.00%	26.00%
Contrafund Class 2	—	131,695.30	$—	$54.87	$—	$7,226,002	0.45%	1.40%	1.40%	0.00%	29.76%
Contrafund Initial Class	24,533.22	—	$15.16	$—	$371,934	$—	0.22%	1.40%	1.40%	29.46%	0.00%
Disciplined Small Cap	33,289.46	—	$13.27	$—	$441,683	$—	0.80%	1.40%	1.40%	21.67%	0.00%
Dynamic Capital Appreciation	33,335.15	—	$15.00	$—	$500,083	$—	0.37%	1.40%	1.40%	28.03%	0.00%
Freedom Income	7,566.73	—	$11.44	$—	$86,587	$—	1.88%	1.40%	1.40%	10.09%	0.00%
Growth Opportunities	7,416.38	—	$20.85	$—	$154,654	$—	0.00%	1.40%	1.40%	38.55%	0.00%
Index 500 Initial Class	65,486.16	—	$15.69	$—	$1,027,444	$—	1.77%	1.40%	1.40%	29.21%	0.00%
Mid Cap Service Class	32,526.62	—	$13.23	$—	$430,351	$—	0.67%	1.40%	1.40%	21.47%	0.00%
Index 500 II	—	305,444.79	$—	$39.35	$—	$12,019,649	1.92%	1.40%	1.40%	0.00%	29.54%
Mid Cap Class 2	—	77,985.10	$—	$35.15	$—	$2,741,350	0.82%	1.40%	1.40%	0.00%	21.74%
Value Strategies	—	6,602.15	$—	$41.45	$—	$273,660	1.63%	1.40%	1.40%	0.00%	32.67%
Investment Grade Bond	—	181,259.01	$—	$19.30	$—	$3,499,149	2.59%	1.40%	1.40%	0.00%	8.15%
Government Money Market	—	506,868.00	$—	$11.28	$—	$5,716,802	1.92%	1.40%	1.40%	0.00%	0.51%
Real Estate	13,874.58	—	$11.48	$—	$159,282	$—	1.34%	1.40%	1.40%	21.25%	0.00%
Franklin Templeton VIP
Developing Market	4,231.25	—	$15.74	$—	$66,593	$—	0.82%	1.40%	1.40%	24.74%	0.00%
Foreign	—	74,177.18	$—	$16.46	$—	$1,220,638	1.73%	1.40%	1.40%	0.00%	10.97%
Allocation	334.87	—	$12.64	$—	$4,231	$—	2.16%	1.40%	1.40%	0.00%	0.00%
Global Real Estate	—	37,409.40	$—	$17.85	$—	$667,799	2.61%	1.40%	1.40%	0.00%	20.68%
Global Discovery	—	37,053.68	$—	$23.55	$—	$872,727	1.85%	1.40%	1.40%	0.00%	22.98%
Global Bond	3,843.10	—	$10.50	$—	$40,350	$—	7.11%	1.40%	1.40%	0.45%	0.00%
Mutual Global Discovery	3,414.07	—	$12.69	$—	$43,331	$—	1.42%	1.40%	1.40%	22.56%	0.00%
Mutual Shares	—	39,620.01	$—	$21.99	$—	$871,087	1.72%	1.40%	1.40%	0.00%	20.88%
Rising Dividends	13,697.66	—	$15.18	$—	$207,965	$—	1.17%	1.40%	1.40%	27.37%	0.00%
Small Cap Value	—	11,247.72	$—	$30.77	$—	$346,073	1.04%	1.40%	1.40%	0.00%	24.60%
Small-Midcap Growth II	—	12,316.18	$—	$28.45	$—	$350,353	0.00%	1.40%	1.40%	0.00%	29.62%
Small-Midcap Growth IV	5,333.03	—	$15.02	$—	$80,115	$—	0.00%	1.40%	1.40%	29.45%	0.00%
US Government	—	49,367.74	$—	$11.50	$—	$567,865	3.12%	1.40%	1.40%	0.00%	4.01%
Goldman Sachs VIT
Small Cap Equity Insight	2,567.44	—	$14.47	$—	$37,151	$—	0.30%	1.40%	1.40%	22.81%	0.00%
Equity Index	22,320.22	—	$15.62	$—	$348,593	$—	1.52%	1.40%	1.40%	29.04%	0.00%
Growth Opportunities Fund	1,830.38	—	$15.52	$—	$28,414	$—	0.00%	1.40%	1.40%	32.21%	0.00%
High Quality Float	4,092.83	—	$10.08	$—	$41,273	$—	1.97%	1.40%	1.40%	0.60%	0.00%
Invesco I.O. V.I
Conservative Balanced (4)	—	27,457.29	$—	$10.69	$—	$293,566	2.67%	1.40%	1.40%	0.00%	0.00%
Main Street Small Cap (4)	—	17,032.02	$—	$11.24	$—	$191,421	0.00%	1.40%	1.40%	0.00%	0.00%
Global Strategic Income (4)	—	91,851.65	$—	$10.45	$—	$959,400	4.64%	1.40%	1.40%	0.00%	0.00%

(4) On May 24, 2019 the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I funds.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2019						For the Year Ended December 31, 2019
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Invesco V.I.
Diversified Dividend Fund	4,022.93	—	$12.63	$—	$50,815	$—	2.78%	1.40%	1.40%	23.05%	0.00%
Equity & Income Fund	6,183.57	—	$12.86	$—	$79,505	$—	2.29%	1.40%	1.40%	18.35%	0.00%
Health Care Fund	—	65,371.93	$—	$26.91	$—	$1,759,137	0.04%	1.40%	1.40%	0.00%	30.67%
Global Real Estate	198.47	—	$11.94	$—	$2,371	$—	3.49%	1.40%	1.40%	20.95%	0.00%
Government Securities Fund	3,221.66	—	$10.15	$—	$32,700	$—	2.54%	1.40%	1.40%	4.29%	0.00%
High Yield Fund	1,947.78	—	$11.61	$—	$22,622	$—	7.15%	1.40%	1.40%	11.60%	0.00%
International Growth Fund	2,425.99	—	$12.33	$—	$29,908	$—	1.33%	1.40%	1.40%	26.47%	0.00%
Mid Cap Growth	—	19,658.19	$—	$20.81	$—	$409,154	0.00%	1.40%	1.40%	0.00%	32.48%
Mid Cap Growth II	2,496.93	—	$15.12	$—	$37,755	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Technology	—	81,296.43	$—	$12.40	$—	$1,007,976	0.00%	1.40%	1.40%	0.00%	34.00%
JP Morgan Insurance Trust
Small Cap Core	—	19,197.43	$—	$36.18	$—	$694,500	0.40%	1.40%	1.40%	0.00%	22.85%
Neuberger Berman Trust
Mid Cap Growth	—	22,950.22	$—	$38.11	$—	$874,573	0.00%	1.40%	1.40%	0.00%	30.91%
Large Cap Value (5)	—	—	$—	$—	$—	$—	7.94%	1.40%	1.40%	0.00%	11.70%
Short Duration Bond	—	273,705.03	$—	$10.53	$—	$2,882,565	1.91%	1.40%	1.40%	0.00%	2.25%
Mid Cap Growth Class S	—	21,307.36	$—	$14.55	$—	$310,056	0.00%	1.40%	1.40%	0.00%	30.65%
Sustainable Equity (5)	—	33,201.90	$—	$34.63	$—	$1,149,755	0.53%	1.40%	1.40%	0.00%	24.14%
Oppenheimer VA
Conservative Balanced (4)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Main Street Small Cap (4)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Global Strategic Income (4)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
T Rowe Price
Blue Chip Growth	40,672.58	58,033.43	$17.97	$39.16	$730,773	$2,272,805	0.00%	1.40%	1.40%	27.79%	27.79%
Equity Income	14,105.07	151,002.32	$14.08	$24.64	$198,617	$3,720,702	2.03%	1.40%	1.40%	24.30%	24.30%
Health Sciences	15,095.24	29,906.36	$15.61	$61.69	$235,672	$1,845,047	0.00%	1.40%	1.40%	26.85%	26.85%
Mid Cap Growth II	3,365.51	—	$15.94	$—	$53,636	$—	0.00%	1.40%	1.40%	29.17%	0.00%
Personal Strategy Balanced	—	17,309.98	$—	$26.88	$—	$465,307	1.94%	1.40%	1.40%	0.00%	18.15%
Touchstone
Balanced	165,999.89	236,573.39	$13.12	$29.82	$2,177,108	$7,053,894	1.25%	1.40%	1.40%	21.11%	21.11%
Bond	23,515.00	292,263.04	$10.59	$21.04	$249,141	$6,150,020	1.23%	1.40%	1.40%	8.93%	8.93%
Common Stock	66,017.46	346,547.36	$14.78	$41.24	$975,513	$14,290,009	0.54%	1.40%	1.40%	26.80%	26.80%
Small Company	16,069.21	209,024.94	$14.69	$76.02	$236,137	$15,890,915	0.02%	1.40%	1.40%	19.72%	19.72%
Van Eck VIPT
Unconstrained Emerging Markets	—	88,727.90	$—	$11.94	$—	$1,059,204	0.38%	1.40%	1.40%	0.00%	11.06%
Emerging Markets	—	43,537.61	$—	$34.05	$—	$1,482,627	0.48%	1.40%	1.40%	0.00%	28.79%
Emerging Markets II	2,685.08	—	$14.18	$—	$38,072	$—	0.31%	1.40%	1.40%	28.43%	0.00%
Global Hard Assets	—	98,450.42	$—	$10.11	$—	$995,334	0.00%	1.40%	1.40%	0.00%	10.32%
Global Hard Assets Class S	13,410.91	—	$8.37	$—	$112,198	$—	0.00%	1.40%	1.40%	10.00%	0.00%
Wells Fargo VT
Discovery	—	40,438.82	$—	$58.57	$—	$2,368,436	0.00%	1.40%	1.40%	0.00%	37.10%
Opportunity	—	42,039.07	$—	$54.51	$—	$2,291,686	0.28%	1.40%	1.40%	0.00%	29.65%

(4) On May 24, 2019 the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I funds.

(5) On April 30, 2019, the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio. Total return has been calculated as of April 30, 2019.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2018						For the Year Ended December 31, 2018
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Alger
Capital Appreciation	—	71,868.47	$—	$27.57	$—	$1,981,503	0.08%	1.40%	1.40%	0.00%	(1.49)%
Large Cap Growth	—	235,815.91	$—	$31.28	$—	$7,377,470	0.00%	1.40%	1.40%	0.00%	0.79%
Small Cap Growth	—	40,215.14	$—	$26.96	$—	$1,084,004	0.00%	1.40%	1.40%	0.00%	0.03%
AB VPS
Balanced Wealth Strategy	2,631.63	—	$10.67	$—	$28,091	$—	1.63%	1.40%	1.40%	(7.71)%	0.00%
Growth	191.39	—	$13.72	$—	$2,625	$—	0.00%	1.40%	1.40%	2.33%	0.00%
International Growth	—	15,086.14	$—	$16.28	$—	$245,609	0.70%	1.40%	1.40%	0.00%	(18.56)%
International Value	—	138,830.60	$—	$13.56	$—	$1,882,332	1.59%	1.40%	1.40%	0.00%	(23.86)%
International Value B	127.62	—	$9.33	$—	$1,190	$—	1.13%	1.40%	1.40%	(24.05)%	0.00%
Real Estate Investment	9,910.82	—	$9.99	$—	$99,032	$—	1.69%	1.40%	1.40%	(5.78)%	0.00%
Small Midcap Value	3,049.51	—	$10.85	$—	$33,102	$—	0.23%	1.40%	1.40%	(16.47)%	0.00%
Small Mid Cap	—	46,817.48	$—	$31.73	$—	$1,485,592	0.49%	1.40%	1.40%	0.00%	(16.21)%
Value	—	1,593.38	$—	$20.63	$—	$32,864	1.30%	1.40%	1.40%	0.00%	(16.35)%
American Century VP
Income & Growth	—	88,447.63	$—	$22.18	$—	$1,961,434	1.97%	1.40%	1.40%	0.00%	(8.16)%
Inflation Protection	—	80,537.48	$—	$13.45	$—	$1,083,571	3.10%	1.40%	1.40%	0.00%	(3.93)%
International	—	175,142.74	$—	$16.95	$—	$2,969,120	1.35%	1.40%	1.40%	0.00%	(16.40)%
Ultra	—	2,511.25	$—	$24.82	$—	$62,320	0.26%	1.40%	1.40%	0.00%	(0.64)%
Value	—	80,836.05	$—	$31.13	$—	$2,516,348	1.71%	1.40%	1.40%	0.00%	(10.41)%
Capital Appreciation	804.33	—	$11.53	$—	$9,277	$—	0.00%	1.40%	1.40%	(6.68)%	0.00%
Growth	19,901.06	—	$12.98	$—	$258,227	$—	0.11%	1.40%	1.40%	(2.96)%	0.00%
Large Company	1,162.23	—	$10.91	$—	$12,684	$—	1.65%	1.40%	1.40%	(9.46)%	0.00%
Ultra Class 2	21,211.01	—	$13.46	$—	$285,482	$—	0.11%	1.40%	1.40%	(0.80)%	0.00%
Value Class 2	5,099.08	—	$10.75	$—	$54,832	$—	1.56%	1.40%	1.40%	(10.54)%	0.00%
American Funds AFIS
Asset Allocation	13,815.49	—	$11.30	$—	$156,165	$—	1.53%	1.40%	1.40%	(6.16)%	0.00%
Global Bond	9,744.19	—	$9.69	$—	$94,390	$—	1.97%	1.40%	1.40%	(2.98)%	0.00%
Growth-Income	7,764.40	—	$12.51	$—	$97,138	$—	1.18%	1.40%	1.40%	(3.42)%	0.00%
Global Growth & Income	7,574.24	—	$11.58	$—	$87,715	$—	1.57%	1.40%	1.40%	(11.14)%	0.00%
Global Small Capitalization	1,146.01	—	$11.22	$—	$12,858	$—	0.02%	1.40%	1.40%	(12.05)%	0.00%
High-Income Bond	2,124.58	—	$10.99	$—	$23,345	$—	5.73%	1.40%	1.40%	(3.99)%	0.00%
New World	2,692.73	—	$11.08	$—	$29,843	$—	0.71%	1.40%	1.40%	(15.44)%	0.00%
Blackrock
Equity Dividend V.I. Fund	22,558.72	—	$11.67	$—	$263,367	$—	1.78%	1.40%	1.40%	(8.70)%	0.00%
iShares Alternative Strategies V.I. (1)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
iShares Dynamic Fixed Income V.I. (2)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
iShares Equity Appreciation V.I. (3)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Global Allocation V.I.	2,083.82	—	$10.42	$—	$21,721	$—	0.89%	1.40%	1.40%	(8.86)%	0.00%
Government Money Mkt V.I.	34,722.07	—	$9.86	$—	$342,492	$—	1.60%	1.40%	1.40%	0.19%	0.00%
Value Opportunities V.I.	347.55	—	$11.88	$—	$4,127	$—	1.59%	1.40%	1.40%	(7.95)%	0.00%
DWS
CROCI® U.S. VIP	—	14,990.52	$—	$13.24	$—	$198,475	2.23%	1.40%	1.40%	0.00%	(11.95)%
Small Cap Index	—	2,281.24	$—	$27.83	$—	$63,491	1.04%	1.40%	1.40%	0.00%	(12.46)%
Small Mid Cap Value	—	45,432.60	$—	$22.87	$—	$1,039,035	1.06%	1.40%	1.40%	0.00%	(17.49)%
Dreyfus VIF
Appreciation Portfolio	—	16,661.30	$—	$21.65	$—	$360,694	1.29%	1.40%	1.40%	0.00%	(8.15)%
Opportunistic Small Cap Portfolio	—	18,008.53	$—	$16.33	$—	$294,125	0.00%	1.40%	1.40%	0.00%	(20.20)%
Quality Bond Portfolio	—	80,047.99	$—	$13.59	$—	$1,088,246	2.85%	1.40%	1.40%	0.00%	(3.90)%
Sustainable U.S. Equity	—	14,830.39	$—	$14.28	$—	$211,731	1.86%	1.40%	1.40%	0.00%	(5.73)%

(1) On August 15, 2018, the Blackrock iShares Alternative Strategies V.I. Fund was liquidated.

(2) On March 29, 2018, the Blackrock iShares Dynamic Fixed Income V.I. was liquidated.

(3) On March 29, 2018, the Blackrock iShares Equity Appreciation V.I. was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2018						For the Year Ended December 31, 2018
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Fidelity VIP
Equity Income	—	163,481.86	$—	$25.69	$—	$4,199,368	2.27%	1.40%	1.40%	0.00%	(9.57)%
Growth	—	153,508.95	$—	$33.11	$—	$5,083,355	0.24%	1.40%	1.40%	0.00%	(1.56)%
High Income	—	140,803.92	$—	$17.34	$—	$2,441,832	5.61%	1.40%	1.40%	0.00%	(4.63)%
Overseas	—	148,019.53	$—	$16.31	$—	$2,414,378	1.57%	1.40%	1.40%	0.00%	(15.99)%
Contrafund Class 2	—	151,144.83	$—	$42.29	$—	$6,391,188	0.71%	1.40%	1.40%	0.00%	(7.68)%
Contrafund Initial Class	21,826.77	—	$11.71	$—	$255,602	$—	0.45%	1.40%	1.40%	(7.94)%	0.00%
Disciplined Small Cap	32,566.58	—	$10.91	$—	$355,145	$—	0.60%	1.40%	1.40%	(14.50)%	0.00%
Dynamic Capital Appreciation	34,544.17	—	$11.72	$—	$404,772	$—	0.34%	1.40%	1.40%	(6.49)%	0.00%
Freedom Income	6,948.21	—	$10.39	$—	$72,221	$—	1.96%	1.40%	1.40%	(3.63)%	0.00%
Growth Opportunities	4,904.87	—	$15.05	$—	$73,822	$—	0.05%	1.40%	1.40%	10.65%	0.00%
Index 500 Initial Class	56,148.02	—	$12.14	$—	$681,788	$—	1.74%	1.40%	1.40%	(6.06)%	0.00%
Mid Cap Service Class	31,262.19	—	$10.89	$—	$340,515	$—	0.41%	1.40%	1.40%	(15.96)%	0.00%
Index 500 II	—	329,354.43	$—	$30.38	$—	$10,005,414	1.87%	1.40%	1.40%	0.00%	(5.82)%
Mid Cap Class 2	—	89,426.47	$—	$28.87	$—	$2,582,136	0.66%	1.40%	1.40%	0.00%	(15.73)%
Value Strategies	—	6,872.78	$—	$31.24	$—	$214,730	1.01%	1.40%	1.40%	0.00%	(18.47)%
Investment Grade Bond	—	218,928.34	$—	$17.85	$—	$3,907,839	2.43%	1.40%	1.40%	0.00%	(1.91)%
Government Money Market	—	534,045.78	$—	$11.22	$—	$5,992,941	1.57%	1.40%	1.40%	0.00%	0.14%
Real Estate	7,161.44	—	$9.47	$—	$67,806	$—	2.65%	1.40%	1.40%	(7.76)%	0.00%
Franklin Templeton VIP
Developing Market	4,056.64	—	$12.62	$—	$51,182	$—	0.82%	1.40%	1.40%	(16.98)%	0.00%
Foreign	—	82,153.59	$—	$14.83	$—	$1,218,216	2.79%	1.40%	1.40%	0.00%	(16.62)%
Allocation	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Global Real Estate	—	50,024.27	$—	$14.79	$—	$739,945	2.70%	1.40%	1.40%	0.00%	(8.07)%
Global Discovery	—	42,710.64	$—	$19.15	$—	$817,965	2.68%	1.40%	1.40%	0.00%	(12.24)%
Global Bond	3,105.85	—	$10.45	$—	$32,464	$—	0.00%	1.40%	1.40%	0.48%	0.00%
Mutual Global Discovery	3,455.96	—	$10.36	$—	$35,789	$—	2.27%	1.40%	1.40%	(12.54)%	0.00%
Mutual Shares	—	42,601.26	$—	$18.19	$—	$774,859	2.49%	1.40%	1.40%	0.00%	(10.33)%
Rising Dividends	12,384.64	—	$11.92	$—	$147,623	$—	1.29%	1.40%	1.40%	(6.48)%	0.00%
Small Cap Value	—	11,783.64	$—	$24.69	$—	$290,977	0.95%	1.40%	1.40%	0.00%	(14.09)%
Small-Midcap Growth II	—	14,512.25	$—	$21.95	$—	$318,491	0.00%	1.40%	1.40%	0.00%	(6.69)%
Small-Midcap Growth IV	4,427.10	—	$11.60	$—	$51,375	$—	0.00%	1.40%	1.40%	(6.77)%	0.00%
US Government	—	53,448.93	$—	$11.06	$—	$591,092	2.98%	1.40%	1.40%	0.00%	(0.80)%
Goldman Sachs VIT
Small Cap Equity Insight	1,571.24	—	$11.78	$—	$18,513	$—	0.27%	1.40%	1.40%	(10.09)%	0.00%
Equity Index	20,866.05	—	$12.10	$—	$252,546	$—	1.59%	1.40%	1.40%	(6.19)%	0.00%
Growth Opportunities Fund	1,914.07	—	$11.74	$—	$22,474	$—	0.00%	1.40%	1.40%	(5.67)%	0.00%
High Quality Float	1,580.47	—	$10.02	$—	$15,842	$—	1.87%	1.40%	1.40%	0.09%	0.00%
Invesco V.I.
Diversified Dividend Fund	2,958.63	—	$10.27	$—	$30,372	$—	2.22%	1.40%	1.40%	(9.10)%	0.00%
Equity & Income Fund	6,160.66	—	$10.86	$—	$66,929	$—	2.04%	1.40%	1.40%	(10.98)%	0.00%
Health Care Fund (4)	—	69,428.74	$—	$20.59	$—	$1,429,760	0.00%	1.40%	1.40%	0.00%	(0.50)%
Global Real Estate	217.88	—	$9.87	$—	$2,152	$—	3.77%	1.40%	1.40%	(7.64)%	0.00%
Government Securities Fund	1,218.24	—	$9.73	$—	$11,857	$—	1.96%	1.40%	1.40%	(1.10)%	0.00%
High Yield Fund	157.82	—	$10.41	$—	$1,643	$—	5.02%	1.40%	1.40%	(4.94)%	0.00%
International Growth Fund	1,984.89	—	$9.75	$—	$19,349	$—	2.15%	1.40%	1.40%	(16.38)%	0.00%
Mid Cap Growth	—	24,967.46	$—	$15.71	$—	$392,245	0.00%	1.40%	1.40%	0.00%	(6.90)%
Technology	—	94,051.48	$—	$9.25	$—	$870,234	0.00%	1.40%	1.40%	0.00%	(1.84)%

(4) In 2018, the Invesco V.I. Global Health Care Fund was renamed Invesco V.I. Health Care Fund

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2018						For the Year Ended December 31, 2018
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
JP Morgan Insurance Trust
Small Cap Core	—	19,919.86	$—	$29.45	$—	$586,577	0.39%	1.40%	1.40%	0.00%	(13.15)%
Neuberger Berman Trust
Mid Cap Growth	—	24,246.47	$—	$29.11	$—	$705,791	0.00%	1.40%	1.40%	0.00%	(7.71)%
Large Cap Value	—	41,591.31	$—	$23.08	$—	$959,796	1.17%	1.40%	1.40%	0.00%	(2.42)%
Short Duration Bond	—	342,469.07	$—	$10.30	$—	$3,527,284	1.56%	1.40%	1.40%	0.00%	(0.38)%
Mid Cap Growth Class S	—	32,352.46	$—	$11.14	$—	$360,337	0.00%	1.40%	1.40%	0.00%	(7.86)%
Sustainable Equity (5)	—	3,179.67	$—	$27.89	$—	$88,694	0.48%	1.40%	1.40%	0.00%	(7.04)%
Oppenheimer VA
Conservative Balanced	—	15,011.65	$—	$17.87	$—	$268,214	1.87%	1.40%	1.40%	0.00%	(6.85)%
Main Street Small Cap	—	6,369.26	$—	$31.87	$—	$202,992	0.06%	1.40%	1.40%	0.00%	(11.78)%
Global Strategic Income	—	69,542.12	$—	$15.17	$—	$1,054,806	4.21%	1.40%	1.40%	0.00%	(5.87)%
T Rowe Price
Blue Chip Growth	37,324.94	71,599.90	$14.06	$30.65	$524,801	$2,194,377	0.00%	1.40%	1.40%	0.24%	0.24%
Equity Income	15,086.13	178,787.68	$11.33	$19.82	$170,901	$3,544,079	1.82%	1.40%	1.40%	(10.95)%	(10.95)%
Health Sciences	12,055.30	36,244.02	$12.31	$48.63	$148,371	$1,762,723	0.00%	1.40%	1.40%	(0.54)%	(0.54)%
Mid Cap Growth II	3,473.07	—	$12.34	$—	$42,851	$—	0.00%	1.40%	1.40%	(3.66)%	0.00%
Personal Strategy Balanced	—	20,988.70	$—	$22.75	$—	$477,542	1.79%	1.40%	1.40%	0.00%	(6.40)%
Touchstone
Balanced	177,569.50	292,676.35	$10.83	$24.62	$1,922,975	$7,205,828	1.12%	1.40%	1.40%	(7.37)%	(7.37)%
Bond	28,144.50	363,036.37	$9.73	$19.32	$273,739	$7,012,870	2.35%	1.40%	1.40%	(3.24)%	(3.24)%
Common Stock	65,192.06	395,026.59	$11.65	$32.52	$759,688	$12,845,824	1.30%	1.40%	1.40%	(9.33)%	(9.33)%
Small Company	15,541.89	229,425.70	$12.27	$63.50	$190,768	$14,568,854	0.00%	1.40%	1.40%	(9.26)%	(9.26)%
Van Eck VIPT
Unconstrained Emerging
Markets	—	114,227.52	$—	$10.75	$—	$1,227,820	7.77%	1.40%	1.40%	0.00%	(7.44)%
Emerging Markets	—	54,540.77	$—	$26.44	$—	$1,442,130	0.31%	1.40%	1.40%	0.00%	(24.55)%
Emerging Markets II	2,595.41	—	$11.04	$—	$28,654	$—	0.00%	1.40%	1.40%	(24.83)%	0.00%
Global Hard Assets	—	102,159.92	$—	$9.16	$—	$936,200	0.00%	1.40%	1.40%	0.00%	(29.28)%
Global Hard Assets Class S	13,258.19	—	$7.61	$—	$100,833	$—	0.00%	1.40%	1.40%	(29.42)%	0.00%
Wells Fargo VT
Discovery	—	48,163.91	$—	$42.72	$—	$2,057,558	0.00%	1.40%	1.40%	0.00%	(8.36)%
Opportunity	—	46,814.88	$—	$42.05	$—	$1,968,430	0.19%	1.40%	1.40%	0.00%	(8.44)%

(5) In 2018, the Neuberger Berman Trust Socially Responsive Portfolio was renamed Neuberger Berman Trust Sustainable Equity Portfolio

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2017						For the Year Ended December 31, 2017
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Alger
Capital Appreciation	—	85,760.22	$—	$27.99	$—	$2,400,283	0.16%	1.40%	1.40%	0.00%	29.28%
Large Cap Growth	—	283,067.07	$—	$31.04	$—	$8,786,666	0.00%	1.40%	1.40%	0.00%	26.69%
Small Cap Growth	—	47,820.00	$—	$26.95	$—	$1,288,672	0.00%	1.40%	1.40%	0.00%	26.96%
AB VPS
Balanced Wealth Strategy	2,623.08	—	$11.57	$—	$30,339	$—	0.44%	1.40%	1.40%	13.92%	0.00%
Growth	596.35	—	$13.40	$—	$7,994	$—	0.00%	1.40%	1.40%	32.30%	0.00%
International Growth	—	16,708.13	$—	$19.99	$—	$334,001	1.16%	1.40%	1.40%	0.00%	33.16%
International Value	—	139,476.31	$—	$17.81	$—	$2,483,790	2.11%	1.40%	1.40%	0.00%	23.69%
International Value B	127.74	—	$12.28	$—	$1,569	$—	3.75%	1.40%	1.40%	0.00%	0.00%
Real Estate Investment Fund	9,913.17	—	$10.60	$—	$105,128	$—	1.67%	1.40%	1.40%	4.90%	0.00%
Small Mid Cap Value	6,860.82	—	$13.00	$—	$89,162	$—	0.26%	1.40%	1.40%	11.29%	0.00%
Small Mid Cap	—	51,456.61	$—	$37.87	$—	$1,948,704	0.45%	1.40%	1.40%	0.00%	11.59%
Value	—	1,712.12	$—	$24.66	$—	$42,215	1.22%	1.40%	1.40%	0.00%	12.01%
American Century VP
Income & Growth	—	93,220.08	$—	$24.15	$—	$2,251,002	2.34%	1.40%	1.40%	0.00%	18.83%
Inflation Protection	—	94,196.55	$—	$14.00	$—	$1,319,134	2.87%	1.40%	1.40%	0.00%	2.49%
International	—	188,553.32	$—	$20.28	$—	$3,823,521	0.92%	1.40%	1.40%	0.00%	29.40%
Ultra	—	2,708.10	$—	$24.98	$—	$67,640	0.36%	1.40%	1.40%	0.00%	30.40%
Value	—	90,566.09	$—	$34.75	$—	$3,146,951	1.65%	1.40%	1.40%	0.00%	7.25%
Capital Appreciation	843.28	—	$12.36	$—	$10,422	$—	0.00%	1.40%	1.40%	19.99%	0.00%
Growth	19,901.06	—	$13.37	$—	$266,096	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Large Company	1,162.97	—	$12.05	$—	$14,018	$—	1.16%	1.40%	1.40%	0.00%	0.00%
Ultra Class 2	19,368.81	—	$13.57	$—	$262,791	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Value Class 2	5,392.74	—	$12.02	$—	$64,821	$—	1.49%	1.40%	1.40%	7.08%	0.00%
American Funds AFIS
Asset Allocation	6,337.03	—	$12.05	$—	$76,330	$—	1.83%	1.40%	1.40%	14.31%	0.00%
Global Bond	9,744.19	—	$9.98	$—	$97,286	$—	0.42%	1.40%	1.40%	5.16%	0.00%
Growth-Income	6,505.37	—	$12.95	$—	$84,268	$—	1.57%	1.40%	1.40%	20.39%	0.00%
Global Growth & Income	5,430.22	—	$13.03	$—	$70,771	$—	2.78%	1.40%	1.40%	24.09%	0.00%
Global Small Capitalization	1,142.15	—	$12.76	$—	$14,569	$—	0.35%	1.40%	1.40%	0.00%	0.00%
High Income Bond	1,612.46	—	$11.44	$—	$18,454	$—	7.03%	1.40%	1.40%	5.16%	0.00%
New World	2,420.96	—	$13.11	$—	$31,731	$—	0.82%	1.40%	1.40%	27.28%	0.00%
Blackrock
Equity Dividend V.I. Fund	22,562.26	—	$12.79	$—	$288,519	$—	1.47%	1.40%	1.40%	14.88%	0.00%
iShares Alternative
Strategies	3,837.52	—	$10.89	$—	$41,797	$—	2.72%	1.40%	1.40%	10.90%	0.00%
iShares Dynamic
Fixed Income V.I.	57.50	—	$10.10	$—	$581	$—	2.00%	1.40%	1.40%	0.00%	0.00%
iShares Equity
Appreciation V.I.	571.06	—	$12.69	$—	$7,246	$—	1.63%	1.40%	1.40%	0.00%	0.00%
Global Allocation V.I.	2,051.48	—	$11.44	$—	$23,463	$—	1.58%	1.40%	1.40%	0.00%	0.00%
Government Money
Market V.I.	30,691.64	—	$9.84	$—	$302,152	$—	0.65%	1.40%	1.40%	(0.74)%	0.00%
Value Opportunities
V.I. Fund	350.66	—	$12.90	$—	$4,524	$—	0.96%	1.40%	1.40%	0.00%	0.00%
DWS
CROCI® U.S. VIP (1)	—	15,626.16	$—	$15.04	$—	$234,969	1.19%	1.40%	1.40%	0.00%	20.76%
Small Cap Index Value	—	3,133.00	$—	$31.79	$—	$99,614	0.97%	1.40%	1.40%	0.00%	12.75%
Small Mid Cap Value	—	52,133.21	$—	$27.72	$—	$1,444,991	0.36%	1.40%	1.40%	0.00%	8.61%
Dreyfus VIF
Appreciation Portfolio	—	16,954.25	$—	$23.57	$—	$399,591	1.34%	1.40%	1.40%	0.00%	25.58%
Opportunistic Small Cap	—	19,903.32	$—	$20.47	$—	$407,373	0.00%	1.40%	1.40%	0.00%	22.96%
Quality Bond Portfolio	—	100,454.58	$—	$14.15	$—	$1,421,086	2.16%	1.40%	1.40%	0.00%	3.05%
Sustainable U.S. Equity (2)	—	17,413.30	$—	$15.14	$—	$263,720	1.13%	1.40%	1.40%	0.00%	13.74%

(1)	In 2017, the DWS Large Cap Value VIP was renamed DWS CROCI ® U.S. VIP.

(2)	In 2017, the Dreyfus VIF Socially Responsible Growth Fund was renamed Dreyfus VIF Sustainable US Equity Portfolio, Inc.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2017						For the Year Ended December 31, 2017
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Fidelity VIP
Equity Income	—	183,949.59	$—	$28.40	$—	$5,225,020	1.68%	1.40%	1.40%	0.00%	11.34%
Growth	—	166,043.47	$—	$33.64	$—	$5,585,361	0.21%	1.40%	1.40%	0.00%	33.27%
High Income	—	155,334.35	$—	$18.18	$—	$2,824,587	5.19%	1.40%	1.40%	0.00%	5.46%
Overseas	—	162,997.72	$—	$19.42	$—	$3,164,828	1.36%	1.40%	1.40%	0.00%	28.49%
Contrafund Class 2	—	173,336.64	$—	$45.80	$—	$7,939,151	0.98%	1.40%	1.40%	0.00%	20.20%
Contrafund Initial Class	13,518.03	—	$12.72	$—	$171,952	$—	0.85%	1.40%	1.40%	19.91%	0.00%
Disciplined Small Cap	32,791.81	—	$12.75	$—	$418,250	$—	0.58%	1.40%	1.40%	5.32%	0.00%
Dynamic Capital
Appreciation	36,291.06	—	$12.53	$—	$454,739	$—	0.63%	1.40%	1.40%	21.80%	0.00%
Freedom Income	282.83	—	$10.79	$—	$3,051	$—	2.57%	1.40%	1.40%	0.00%	0.00%
Growth Opportunities	2,149.99	—	$13.60	$—	$29,244	$—	0.09%	1.40%	1.40%	32.33%	0.00%
Index 500 Initial Class	32,386.72	—	$12.93	$—	$418,609	$—	1.63%	1.40%	1.40%	19.73%	0.00%
Mid Cap Service Class	29,729.19	—	$12.96	$—	$385,302	$—	0.61%	1.40%	1.40%	18.88%	0.00%
Index 500 II	—	359,404.50	$—	$32.26	$—	$11,592,936	1.72%	1.40%	1.40%	0.00%	20.04%
Mid Cap Class 2	—	106,237.78	$—	$34.26	$—	$3,640,049	0.68%	1.40%	1.40%	0.00%	19.14%
Value Strategies	—	6,578.40	$—	$38.32	$—	$252,091	1.46%	1.40%	1.40%	0.00%	17.71%
Investment Grade Bond	—	258,328.30	$—	$18.20	$—	$4,701,065	2.32%	1.40%	1.40%	0.00%	2.78%
Government Money Market	—	554,391.41	$—	$11.21	$—	$6,212,646	0.57%	1.40%	1.40%	0.00%	(0.81)%
Real Estate	6,886.99	—	$10.26	$—	$70,690	$—	1.72%	1.40%	1.40%	2.34%	0.00%
Franklin Templeton VIP
Developing Market	2,922.65	—	$15.20	$—	$44,419	$—	0.85%	1.40%	1.40%	0.00%	0.00%
Foreign	—	92,434.57	$—	$17.78	$—	$1,643,838	2.63%	1.40%	1.40%	0.00%	15.08%
Global Real Estate	—	53,933.42	$—	$16.09	$—	$867,814	3.15%	1.40%	1.40%	0.00%	8.95%
Global Discovery	—	42,783.40	$—	$21.82	$—	$933,675	1.94%	1.40%	1.40%	0.00%	7.38%
Global Bond	3,298.64	—	$10.40	$—	$34,314	$—	0.00%	1.40%	1.40%	0.00%	0.00%
High Income (3)	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Mutual Global Discovery	3,201.28	—	$11.84	$—	$37,905	$—	1.67%	1.40%	1.40%	7.10%	0.00%
Mutual Shares	—	45,035.91	$—	$20.28	$—	$913,515	2.24%	1.40%	1.40%	0.00%	6.85%
Rising Dividends	5,028.86	—	$12.75	$—	$64,099	$—	1.44%	1.40%	1.40%	18.74%	0.00%
Small Cap Value	—	14,169.43	$—	$28.74	$—	$407,267	0.52%	1.40%	1.40%	0.00%	9.13%
Small-Midcap Growth II	—	15,317.64	$—	$23.52	$—	$360,257	0.00%	1.40%	1.40%	0.00%	19.73%
Small-Midcap Growth IV	4,018.81	—	$12.45	$—	$50,025	$—	0.00%	1.40%	1.40%	0.00%	0.00%
US Government	—	65,462.38	$—	$11.15	$—	$729,788	2.92%	1.40%	1.40%	0.00%	0.25%
Goldman Sachs
Small Cap Equity Insight	392.07	—	$13.10	$—	$5,138	$—	0.31%	1.40%	1.40%	0.00%	0.00%
Equity Index	20,287.19	—	$12.90	$—	$261,750	$—	3.00%	1.40%	1.40%	0.00%	0.00%
Growth Opportunities Fund	1,506.25	—	$12.45	$—	$18,749	$—	0.00%	1.40%	1.40%	25.04%	0.00%
High Quality Float	1,255.04	—	$10.01	$—	$12,569	$—	1.27%	1.40%	1.40%	0.00%	0.00%
Invesco V.I.
Diversified Dividend Fund	2,798.58	—	$11.29	$—	$31,603	$—	1.52%	1.40%	1.40%	6.85%	0.00%
Equity & Income Fund	9,950.62	—	$12.20	$—	$121,440	$—	1.71%	1.40%	1.40%	9.25%	0.00%
Global Health Care	—	75,306.55	$—	$20.70	$—	$1,558,566	0.37%	1.40%	1.40%	0.00%	14.23%
Global Real Estate	211.09	—	$10.69	$—	$2,257	$—	3.05%	1.40%	1.40%	0.00%	0.00%
Government Securities	1,133.48	—	$9.84	$—	$11,155	$—	1.99%	1.40%	1.40%	0.32%	0.00%
High Yield	154.37	—	$10.95	$—	$1,690	$—	5.10%	1.40%	1.40%	0.00%	0.00%
International Growth	956.03	—	$11.66	$—	$11,146	$—	1.31%	1.40%	1.40%	0.00%	0.00%
Mid Cap Growth	—	36,711.83	$—	$16.87	$—	$619,472	0.00%	1.40%	1.40%	0.00%	20.80%
Technology	—	100,602.99	$—	$9.43	$—	$948,286	0.00%	1.40%	1.40%	0.00%	33.27%

(3)	During 2017, the Franklin Templeton VIP High Income Fund was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2017						For the Year Ended December 31, 2017
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
JP Morgan Insurance Trust
Small Cap Core	—	21,392.01	$—	$33.91	$—	$725,339	0.32%	1.40%	1.40%	0.00%	13.64%
Neuberger Berman Trust
Mid Cap Growth	—	26,062.58	$—	$31.54	$—	$822,003	0.00%	1.40%	1.40%	0.00%	23.56%
Large Cap Value	—	49,670.90	$—	$23.65	$—	$1,174,621	0.58%	1.40%	1.40%	0.00%	11.80%
Short Duration Bond	—	385,517.59	$—	$10.34	$—	$3,985,940	1.47%	1.40%	1.40%	0.00%	(0.50)%
Mid Cap Growth Class S	—	38,122.62	$—	$12.09	$—	$460,812	0.00%	1.40%	1.40%	0.00%	22.85%
Socially Responsive	—	3,276.36	$—	$30.01	$—	$98,309	0.53%	1.40%	1.40%	0.00%	16.80%
Oppenheimer VA
Conservative
Balanced Fund	—	13,608.77	$—	$19.18	$—	$261,017	1.78%	1.40%	1.40%	0.00%	7.45%
Main Street Small Cap	—	5,502.58	$—	$36.13	$—	$198,793	0.68%	1.40%	1.40%	0.00%	12.34%
Global Strategic
Income Bond	—	70,233.48	$—	$16.11	$—	$1,131,679	1.96%	1.40%	1.40%	0.00%	4.57%
Sentinel Variable Products Trust (4)
Balanced	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Bond	—	—	$—	$—	$—	$—	0.00%	1.40%	1.40%	0.00%	0.00%
Common Stock	—	—	$—	$—	$—	$—	0.02%	1.40%	1.40%	0.00%	0.00%
Small Company	—	—	$—	$—	$—	$—	0.08%	1.40%	1.40%	0.00%	0.00%
T Rowe Price
Blue Chip Growth	30,694.14	78,410.11	$14.03	$30.58	$430,551	$2,397,421	0.00%	1.40%	1.40%	33.95%	33.95%
Equity Income	8,061.23	206,909.60	$12.72	$22.26	$102,548	$4,605,804	1.50%	1.40%	1.40%	14.24%	14.13%
Health Sciences	13,328.46	42,426.53	$12.37	$48.90	$164,939	$2,074,712	0.00%	1.40%	1.40%	25.55%	25.55%
Mid Cap Growth II	2,020.60	—	$12.81	$—	$25,877	$—	0.00%	1.40%	1.40%	22.73%	0.00%
Personal Strategies Balanced	—	18,490.47	$—	$24.31	$—	$449,451	1.54%	1.40%	1.40%	0.00%	15.79%
Touchstone (4)
Balanced	161,270.64	316,077.95	$11.69	$26.58	$1,885,481	$8,401,417	0.00%	1.40%	1.40%	0.00%	0.00%
Bond	27,892.90	397,174.94	$10.05	$19.96	$280,375	$7,929,228	0.00%	1.40%	1.40%	0.00%	0.00%
Common Stock	67,088.14	455,852.24	$12.85	$35.86	$862,209	$16,348,809	0.00%	1.40%	1.40%	0.00%	0.00%
Small Company	16,031.83	266,534.06	$13.53	$69.98	$216,855	$18,651,836	0.00%	1.40%	1.40%	0.00%	0.00%
Van Eck VIPT
Unconstrained
Emerging Markets	—	120,310.17	$—	$11.61	$—	$1,397,186	2.30%	1.40%	1.40%	0.00%	10.70%
Emerging Markets	—	54,202.48	$—	$35.05	$—	$1,899,529	0.43%	1.40%	1.40%	0.00%	48.95%
Emerging Markets II	1,551.98	—	$14.69	$—	$22,795	$—	0.20%	1.40%	1.40%	0.00%	0.00%
Global Hard Assets	—	113,005.89	$—	$12.96	$—	$1,464,257	0.00%	1.40%	1.40%	0.00%	(3.05)%
Global Hard Assets Class S	16,514.39	—	$10.78	$—	$177,945	$—	0.00%	1.40%	1.40%	(3.32)%	0.00%
Long/Short Equity
Index Fund (5)	—	—	$—	$—	$—	$—	0.23%	1.40%	1.40%	0.00%	0.00%
Wells Fargo VT
Discovery	—	55,211.20	$—	$46.61	$—	$2,573,646	0.00%	1.40%	1.40%	0.00%	27.35%
Opportunity	—	51,025.46	$—	$45.92	$—	$2,343,162	0.67%	1.40%	1.40%	0.00%	18.78%

(4)	On October 27, 2017 the Sentinel funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone funds.

(5)	During 2017, the Van Eck VIPT Long/Short Equity Index Fund was liquidated.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2016						For the Year Ended December 31, 2016
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Alger
Capital Appreciation	—	96,337.00	$—	$21.65	$—	$2,085,694	0.18%	1.40%	1.40%	0.00%	(0.89)%
Large Cap Growth	—	321,452.02	$—	$24.50	$—	$7,875,766	0.00%	1.40%	1.40%	0.00%	(2.20)%
Small Cap Growth	—	58,092.98	$—	$21.23	$—	$1,233,097	0.00%	1.40%	1.40%	0.00%	4.77%
AB VPS
Balanced Wealth Strategy	57.46	—	$10.15	$—	$583	$—	0.00%	1.40%	1.40%	1.53%	0.00%
Growth	596.97	—	$10.13	$—	$6,049	$—	0.00%	1.40%	1.40%	1.32%	0.00%
International Growth	—	18,691.08	$—	$15.01	$—	$280,591	0.00%	1.40%	1.40%	0.00%	(8.16)%
International Value	—	164,547.09	$—	$14.40	$—	$2,368,985	1.31%	1.40%	1.40%	0.00%	(1.88)%
Real Estate Investment Fund	3,637.13	—	$10.11	$—	$36,768	$—	0.29%	1.40%	1.40%	1.09%	0.00%
Small Midcap Value	1,200.38	—	$11.68	$—	$14,017	$—	0.00%	1.40%	1.40%	16.77%	0.00%
Small Mid Cap	—	57,124.21	$—	$33.94	$—	$1,938,685	0.59%	1.40%	1.40%	0.00%	23.36%
Value	—	1,487.31	$—	$22.01	$—	$32,741	1.93%	1.40%	1.40%	0.00%	10.01%
American Century VP
Income & Growth	—	98,990.83	$—	$20.32	$—	$2,011,647	2.34%	1.40%	1.40%	0.00%	11.91%
Inflation Protection	—	100,003.85	$—	$13.66	$—	$1,366,415	2.14%	1.40%	1.40%	0.00%	3.26%
International	—	222,078.68	$—	$15.67	$—	$3,480,225	1.07%	1.40%	1.40%	0.00%	(6.80)%
Ultra	—	2,830.93	$—	$19.15	$—	$54,222	0.30%	1.40%	1.40%	0.00%	3.00%
Value	—	120,387.91	$—	$32.40	$—	$3,900,466	1.70%	1.40%	1.40%	0.00%	18.81%
Capital Appreciation	889.90	—	$10.30	$—	$9,166	$—	0.00%	1.40%	1.40%	3.00%	0.00%
Value Class 2	581.65	—	$11.23	$—	$6,529	$—	1.47%	1.40%	1.40%	12.25%	0.00%
American Funds AFIS
Asset Allocation	1,208.63	—	$10.54	$—	$12,736	$—	2.95%	1.40%	1.40%	5.37%	0.00%
Global Bond	3,782.39	—	$9.49	$—	$35,910	$—	1.07%	1.40%	1.40%	(5.06)%	0.00%
Growth-Income	1,165.33	—	$10.76	$—	$12,538	$—	2.16%	1.40%	1.40%	7.59%	0.00%
Global Growth & Income	494.72	—	$10.50	$—	$5,196	$—	6.00%	1.40%	1.40%	5.03%	0.00%
High Income Bond	813.71	—	$10.88	$—	$8,856	$—	8.84%	1.40%	1.40%	8.83%	0.00%
New World	555.76	—	$10.30	$—	$5,723	$—	1.56%	1.40%	1.40%	2.98%	0.00%
Blackrock
Equity Dividend V.I. Fund	645.85	—	$11.13	$—	$7,189	$—	1.03%	1.40%	1.40%	11.31%	0.00%
iShares Alternative
Strategies	1,670.86	—	$9.82	$—	$16,410	$—	10.34%	1.40%	1.40%	(1.79)%	0.00%
Government Money
Market V.I.	22,085.42	—	$9.92	$—	$219,049	$—	0.15%	1.40%	1.40%	(0.82)%	0.00%
DWS
Small Mid Cap Value	—	59,112.13	$—	$25.52	$—	$1,508,492	0.24%	1.40%	1.40%	0.00%	14.86%
Large Cap Value	—	20,652.97	$—	$12.45	$—	$257,160	0.71%	1.40%	1.40%	0.00%	(5.94)%
Small Cap Index	—	3,266.02	$—	$28.20	$—	$92,098	1.14%	1.40%	1.40%	0.00%	19.35%
Dreyfus VIF
Appreciation	—	21,769.03	$—	$18.77	$—	$408,568	1.64%	1.40%	1.40%	0.00%	6.41%
Opportunistic Small Cap	—	22,559.64	$—	$16.65	$—	$375,517	0.00%	1.40%	1.40%	0.00%	15.45%
Quality Bond Portfolio	—	112,891.12	$—	$13.73	$—	$1,549,679	1.77%	1.40%	1.40%	0.00%	0.12%
Socially Responsible Growth	—	29,864.15	$—	$13.31	$—	$397,635	1.31%	1.40%	1.40%	0.00%	8.85%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2016						For the Year Ended December 31, 2016
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Fidelity VIP
Equity Income	—	204,739.41	$—	$25.51	$—	$5,223,317	2.21%	1.40%	1.40%	0.00%	16.39%
Growth	—	179,839.94	$—	$25.24	$—	$4,539,172	0.04%	1.40%	1.40%	0.00%	(0.59)%
High Income	—	183,893.04	$—	$17.24	$—	$3,170,766	5.05%	1.40%	1.40%	0.00%	13.02%
Overseas	—	192,807.81	$—	$15.11	$—	$2,913,562	1.37%	1.40%	1.40%	0.00%	(6.38)%
Contrafund Class 2	—	197,898.64	$—	$38.11	$—	$7,541,102	0.78%	1.40%	1.40%	0.00%	6.51%
Contrafund Initial Class	4,402.34	—	$10.61	$—	$46,700	$—	1.44%	1.40%	1.40%	6.08%	0.00%
Disciplined Small Cap	10,531.61	—	$12.11	$—	$127,543	$—	1.59%	1.40%	1.40%	21.11%	0.00%
Dynamic Capital Appreciation	16,057.70	—	$10.29	$—	$165,196	$—	2.44%	1.40%	1.40%	2.88%	0.00%
Growth Opportunities	408.20	—	$10.28	$—	$4,196	$—	0.10%	1.40%	1.40%	2.79%	0.00%
Index 500 Initial Class	7,458.67	—	$10.80	$—	$80,517	$—	2.68%	1.40%	1.40%	7.95%	0.00%
Mid Cap Service Class	1,072.36	—	$10.90	$—	$11,691	$—	0.62%	1.40%	1.40%	9.03%	0.00%
Index 500 II	—	406,256.57	$—	$26.87	$—	$10,916,915	1.44%	1.40%	1.40%	0.00%	10.31%
Mid Cap Class 2	—	117,085.26	$—	$28.76	$—	$3,367,106	0.49%	1.40%	1.40%	0.00%	10.68%
Value Strategies	—	6,943.72	$—	$32.56	$—	$226,053	1.12%	1.40%	1.40%	0.00%	8.11%
Investment Grade Bond	—	299,638.57	$—	$17.71	$—	$5,305,347	2.21%	1.40%	1.40%	0.00%	3.29%
Government Money Market	—	578,420.22	$—	$11.30	$—	$6,534,842	0.10%	1.40%	1.40%	0.00%	(1.28)%
Real Estate	4,170.17	—	$10.03	$—	$41,825	$—	3.08%	1.40%	1.40%	0.29%	0.00%
Franklin Templeton VIP
Foreign	—	101,626.10	$—	$15.45	$—	$1,570,411	1.92%	1.40%	1.40%	0.00%	5.69%
Global Real Estate	—	61,515.18	$—	$14.77	$—	$908,486	1.19%	1.40%	1.40%	0.00%	(0.85)%
Global Discovery	—	44,859.32	$—	$20.32	$—	$911,675	1.87%	1.40%	1.40%	0.00%	10.88%
High Income	1,276.80	—	$10.91	$—	$13,928	$—	0.00%	1.40%	1.40%	9.09%	0.00%
Mutual Global Discovery	490.68	—	$11.06	$—	$5,425	$—	0.00%	1.40%	1.40%	10.55%	0.00%
Mutual Shares	—	46,179.95	$—	$18.98	$—	$876,636	1.95%	1.40%	1.40%	0.00%	14.45%
Rising Dividends	3,050.68	—	$10.73	$—	$32,747	$—	0.00%	1.40%	1.40%	7.34%	0.00%
Small Cap Value	—	14,969.20	$—	$26.34	$—	$394,271	0.82%	1.40%	1.40%	0.00%	28.39%
Small-Midcap Growth II	—	16,880.03	$—	$19.64	$—	$331,593	0.00%	1.40%	1.40%	0.00%	2.73%
US Government	—	79,384.08	$—	$11.12	$—	$882,744	2.71%	1.40%	1.40%	0.00%	(0.50)%
Goldman Sachs
Growth Opportunities Fund	93.07	—	$9.95	$—	$926	$—	0.00%	1.40%	1.40%	(0.45)%	0.00%
Invesco V.I
Diversified Dividend Fund	711.40	—	$10.57	$—	$7,518	$—	0.35%	1.40%	1.40%	5.68%	0.00%
Equity & Income Fund	2,484.83	—	$11.17	$—	$27,757	$—	1.04%	1.40%	1.40%	11.71%	0.00%
Global Health Care	—	88,324.56	$—	$18.12	$—	$1,600,272	0.00%	1.40%	1.40%	0.00%	(12.69)%
Government Securities	567.56	—	$9.81	$—	$5,568	$—	1.99%	1.40%	1.40%	(1.90)%	0.00%
Mid Cap Growth	—	44,501.81	$—	$13.97	$—	$621,607	0.00%	1.40%	1.40%	0.00%	(0.64)%
Technology	—	130,274.52	$—	$7.07	$—	$921,412	0.00%	1.40%	1.40%	0.00%	(2.13)%
JP Morgan Insurance Trust
Small Cap Core	—	23,632.73	$—	$29.84	$—	$705,145	0.52%	1.40%	1.40%	0.00%	18.55%
Neuberger Berman Trust
Mid Cap Growth	—	26,355.75	$—	$25.53	$—	$672,737	0.00%	1.40%	1.40%	0.00%	2.95%
Large Cap Value	—	52,085.15	$—	$21.15	$—	$1,101,726	0.75%	1.40%	1.40%	0.00%	25.61%
Short Duration Bond	—	388,067.20	$—	$10.39	$—	$4,032,453	1.19%	1.40%	1.40%	0.00%	(0.18)%
Mid Cap Growth Class S	—	46,553.06	$—	$9.84	$—	$458,067	0.00%	1.40%	1.40%	0.00%	2.72%
Socially Responsive	—	3,829.49	$—	$25.69	$—	$98,381	0.76%	1.40%	1.40%	0.00%	8.34%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31, 2016						For the Year Ended December 31, 2016
							Investment
							Income
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Oppenheimer VA
Conservative
Balanced Fund	—	12,447.46	$—	$17.85	$—	$222,198	2.11%	1.40%	1.40%	0.00%	3.51%
Main Street Small Cap	—	6,753.24	$—	$32.16	$—	$217,177	0.24%	1.40%	1.40%	0.00%	16.05%
Global Strategic
Income Bond	—	81,187.23	$—	$15.41	$—	$1,250,953	4.58%	1.40%	1.40%	0.00%	4.80%
Sentinel Variable Products Trust
Balanced	69,631.18	349,885.42	$10.39	$23.63	$723,738	$8,267,893	1.38%	1.40%	1.40%	3.94%	5.94%
Bond	19,728.29	421,619.60	$9.83	$19.53	$193,956	$8,232,617	2.03%	1.40%	1.40%	(1.69)%	(0.58)%
Common Stock	29,312.09	546,417.92	$10.73	$29.93	$314,385	$16,354,414	1.62%	1.40%	1.40%	7.25%	9.72%
Mid Cap Growth (1)	—	—	$—	$—	$—	$—	0.60%	1.40%	1.40%	0.00%	0.00%
Small Company (1)	10,755.28	307,204.83	$11.51	$59.57	$123,836	$18,299,298	0.07%	1.40%	1.40%	15.14%	18.57%
T Rowe Price
Blue Chip Growth	3,374.17	88,114.07	$10.47	$22.83	$35,333	$2,011,221	0.00%	1.40%	1.40%	4.72%	(0.85)%
Equity Income	44.90	237,688.72	$11.14	$19.50	$500	$4,635,700	1.99%	1.40%	1.40%	11.36%	17.21%
Health Sciences	4,436.54	50,637.36	$9.86	$38.95	$43,729	$1,972,278	0.00%	1.40%	1.40%	(1.44)%	(11.95)%
Mid Cap Growth II	885.98	—	$10.43	$—	$9,245	$—	0.00%	1.40%	1.40%	4.35%	0.00%
Personal Strategies
Balanced	—	17,444.93	$—	$20.99	$—	$366,205	1.66%	1.40%	1.40%	0.00%	4.98%
Van Eck VIPT
Unconstrained Emerging
Markets	—	130,744.19	$—	$10.49	$—	$1,371,630	0.00%	1.40%	1.40%	0.00%	4.95%
Emerging Markets	—	61,267.72	$—	$23.53	$—	$1,441,476	0.45%	1.40%	1.40%	0.00%	(1.28)%
Global Hard Assets	—	115,958.73	$—	$13.37	$—	$1,549,839	0.36%	1.40%	1.40%	0.00%	41.72%
Global Hard Assets Class S	4,619.16	—	$11.15	$—	$51,483	$—	0.00%	1.40%	1.40%	11.46%	0.00%
Long/Short Equity
Index Fund	1,450.43	—	$10.08	$—	$14,619	$—	0.00%	1.40%	1.40%	0.79%	0.00%
Wells Fargo VT
Discovery	—	62,806.72	$—	$36.60	$—	$2,298,948	0.00%	1.40%	1.40%	0.00%	6.16%
Opportunity	—	56,567.26	$—	$38.66	$—	$2,186,970	2.08%	1.40%	1.40%	0.00%	10.68%

(1)	Effective June 17, 2016, the Sentinel Variable Products Mid Cap Fund was reorganized into the Sentinel Variable Products Small Company Fund.

(a) These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

(b) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2020

NOTE 8 – DISTRIBUTION OF NET INCOME

The Variable Account does not declare dividends to contract holders from accumulated net income. The Variable Account purchases and redeems shares of the subaccounts at net asset value. Any dividend and capital gain distributions are reinvested at net asset value in shares of the subaccounts.

NOTE 9 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the IRC, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

NOTE 10 – FUND SUBSTITUTIONS

There were no fund substitutions in the years 2016 or 2018. In 2017, the Sentinel funds transferred substantially all of its assets and substantially all of its liabilities into the Touchstone funds. In 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund and the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio, after obtaining shareholder approval. Additionally, in 2019, the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I. funds. In 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund and the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II, after obtaining shareholder approval.

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)		Financial Statements - The balance sheets of National Life Insurance Company (the “Depositor”) as of December 31, 2020 and 2019, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2020, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith.
(b)		Exhibits
	(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant.(1)
	(2)	Not Applicable
	(3)(a)	Form of Distribution Agreement between National Life Insurance Company and Equity Services, Inc (12)
	(3)(b)	Form of Selling Agreement (12)
	(4)(a)	The form of the variable annuity contract (2)
	(4)(b)	Enhanced Death Benefit Rider (13)
	(4)(c)	Guaranteed Account Endorsement (13)
	(4)(d)	Accelerated Benefits Rider - Covered Chronic Illness (6)
	(4)(e)	Accelerated Benefits Rider - Terminal Illness (6)
	(4)(f)	Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions (8)
	(4)(g)	Limited Power of Attorney (9)
	(4)(h)	Roth IRA Endorsement (13)
	(4)(i)	SIMPLE IRA Endorsement (13)
	(4)(j)	IRA Endorsement (13)
	(4)(k)	TDA Endorsement (13)
	(4)(l)	Endorsement to the Payment Options (13)
	(4)(m)	Loan Endorsement (13)
	(4)(n)	Endorsement to the Limit on Transfers Provision (13)
	(4)(o)	Endorsement to the Flexible Premium Variable Deferred Annuity when the Owner is a NIMCRUT (14)
	(4)(p)	SAVA-5 Endorsement (27)
	(5)	Variable Annuity Application (13)
	(5)(a)	9212 Application (14)
	(5)(b)	SAVA-5 Application (27)
	(6)	Articles of Incorporation and By-Laws of Depositor (12)
	(7)	Reinsurance agreement: Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service Agreement - National Life Insurance Company and xxxxx, effective December 31, 1998 (9)

(8)(a)

Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company, dated January 31, 1995 (3)

1.     Schedule A to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger Company, dated April 25, 1997 (2)

2.     Amendment No. 2 to Participation Agreement- Alger American Fund, National Life Insurance Company (15)

3.     Amendment dated April 25, 2013 to the Participation Agreement Alger American Fund, National Life Insurance Company

4.     Rule 22c-2 Agreement- National Life Insurance Company and Fred Alger & Company entered into April 16, 2007 (14)

5.     Service Agreement among National Life Insurance Co. and Fred Alger Management, Inc. as amended through June 1, 1997 (15)

(8)(b)

Participation Agreement between National Life Insurance Company and American Century Investment, Inc. (4)

1.     Amendment 2 to Shareholder Services Agreement between American Century Investment Services, Inc., American Century Services, LLC and National Life Insurance Company dated April 28, 1998. (10)

2.     Shareholder Services Agreement between American Century Investment Services, Inc., American Century Services, LLC and National Life Insurance Company dated April 1, 2016. (27)

3.     Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance Company entered into October 16, 2006 (14)

(8)(c)

Participation agreement among National Life Insurance Company, Equity Services , Inc. and ALLIANCEBERNSTEIN L.P. AND ALLIANCEBERNSTEIN INVESTMENTS, INC. dated as of September 2, 2008 (20)

1.     Amendment No. 2 dated April 1, 2016 to the Participation Agreement (27)

2.     Letter of Service Agreement between AllianceBernstein Investments, Inc. and National Life Insurance Company dated April 1, 2016. (27)

(8)(d)

Participation Agreement between National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated April 11, 2016 (27)

1.     Rule 22c-2 Agreement between National Life Insurance Company and American Funds Service Company dated April 11, 2016 (27)

2.     Business Agreement between National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated April 11, 2016 (27)

(8)(e)

Participation Agreement between National Life Insurance Company, Blackrock Variable Series Fund, Inc. and BlackRock Investments, LLC dated May 1, 2016 (27)

1.     Distribution Sub- Agreement between BlackRock Variable Series, Fund, Inc. and National Life Insurance Company dated May 1, 2016 (27)

2.     Administrative Services Agreement between National Life Insurance Company and BlackRock Advisors, LLC (27)

(8)(f)

Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(5)

1.    Amendment to Participation Agreement among National Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Variable Investment Fund (10)

2.    Supplemental Agreement to the Participation Agreement entered into April 16, 2007 (14)

3.    Administrative Services Agreement as amended through May 1, 2004 among National Life Insurance Co. and Dreyfus Corporation (15)

(8)(g)

Participation Agreement - National Life Insurance Company, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc. (10)

1.     Supplemental Agreement to the Participation Agreement entered into March 12, 2007 (14)

2.     Services Agreement as amended through April 10, 2006 among National Life Insurance Co. and Deutsche Asset Management, Inc. (15)

(8)(h)

Amended and Restated Participation Agreement between National Life Insurance Company, Fidelity Variable Insurance Products Fund III and Fidelity Distributors Corporation (10)

1.     Amendment to the Fidelity Participation Agreement dated May 18, 2007 (15)

2.     Rule 22c-2 Agreement among Fidelity Distributors Corporation and National Life Insurance Company effective October 16, 2007 (14)

3.     Service Agreement among National Life Insurance Co. and Fidelity Investments Institutional Operations Company, Inc. dated April 1, 2000 (15)

4.     Sub- License Agreement among National Life Insurance Co. and Fidelity Distributors Corp. effective April 30, 2004 (15)

(8)(i)

Form of Participation Agreement - National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (10)

1.    Amendment to Participation Agreement dated June 1, 2007 (16)

2.    Amendment to the Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (20)

3.    Amendment dated August 16, 2010 to the Participation Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (24)

4.     Amendment dated January 15, 2013 to the Participation Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (27)

5.    Rule 22c-2 Agreement among Franklin Templeton Variable Insurance Products Trust and National Life Insurance Company entered into April 16, 2007 (14)

6.    Administrative Services Agreement among Franklin Templeton Services, LLC and National Life Insurance Co. dated May 1, 2004 (15)

7.    Amendment Number 1 dated October 30, 2008 to the Administrative Services Agreement (20)

8.    Amendment Number 2 to the Administrative Services Agreement dated April 1, 2016 (27)

9.    Amendment Number 5 to the Participation Agreement dated April 1, 2016 (27)

(8)(j)

Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and National Life Insurance Company dated April 7, 2016 (27)

1.    Amendment Number 1 to the Participation Agreement dated April 7, 2016 (27)

2.    Service Class Services Agreement between Goldman, Sachs and Co. and Equity Services, Inc. dated April 7, 2016 (27)

3.    Shareholder Information Agreement (22c-2) between Goldman, Sachs and Co and National Life Insurance Company dated April 7, 2016 (27)

(8)(k)

Participation Agreement - Invesco Variable Insurance Funds, Invesco Distributors, Inc., National Life Insurance Company and Equity Services, Inc. (11)

1.     Amendment to the Participation Agreement between Invesco Variable Insurance Funds, Invesco Distributors, Inc., National Life Insurance Company and Equity Services, Inc. dated April 30, 2010 (25)

2.     Rule 22c-2 Agreement among Invesco Investment Services, Inc. and National Life Insurance Company entered into March 16, 2007 (14)

3.     Administrative Services Agreement among National Life Insurance Co. and AIM Advisors, INC. dated April 30, 2004 (15)

4.     Distribution Services Agreement between National Life Insurance Company and Invesco Distributors, Inc. dated April 1, 2016 (27)

(8)(l)

Participation Agreement among National Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. dated April 24, 2009 (22)

1.     Supplemental Payment Agreement between National Life Insurance Company, JPMorgan Investment Advisors Inc. and J.P. Morgan Investment Management Inc. dated April 24, 2009 (22)

(8)(m)

Form of Participation Agreement between National Life Insurance Company and Neuberger Berman Advisers Managers Trust (4)

1.     Form of Amendment to Participation Agreement (10)

2.     Amendment to Participation Agreement dated June 23, 2008 (20)

3.     Rule 22c-2 Agreement among Neuberger Berman Family of Funds and National Life Insurance Company entered into October 1, 2006 (14)

4.     Service Agreement as amended through October 1, 2001 among National Life Insurance Co. and Neuberger Berman Management Inc. (15)

5.     Amendment to Service Agreement dated June 2, 2008 among National Life Insurance Co. and Neuberger Berman Management Inc. (21)

(8)(n)	Participation Agreement among National Life Insurance Company and Oppenheimer dated November 11, 2008 (20)
(8)(o)

Participation Agreement between Sentinel Variable Products Trust, National Life Insurance Company and Equity Services, Inc. dated July 27, 2000. (7)

1.     Information Sharing agreement among Sentinel Variable Products Trust and National Life Insurance Company dated April 7, 2007 (22)

(8)(p)

Participation Agreement - National Life Insurance Company, T. Rowe Price Equity Services, Inc. and T. Rowe Price Investment Services, Inc. (10)

1.     Amendment to the Participation Agreement among T. Rowe Price Equity Services, Inc., T. Rowe Price Investment Services, Inc. and National Life Insurance Company dated 9/24/08 (19)

2.     Rule 22c-2 Agreement among T. Rowe Price Services, Inc. and National Life Insurance Company entered into April 16, 2007 (14)

3.     Administration Services Agreement as supplemented through May 1, 2004 among National Life Insurance Co. and T. Rowe Price Investment Services, Inc. (15)

4.     Amendment to Participation Agreement dated March 1, 2016 (27)

(8)(q)

Participation Agreement among VAN ECK WORLDWIDE INSURANCE TRUST, VAN ECK SECURITIES CORPORATION, VAN ECK ASSOCIATES CORPORATION and NATIONAL LIFE INSURANCE COMPANY dated December 1, 2008. (20)

1.     Service Agreement among VAN ECK WORLDWIDE INSURANCE TRUST, VAN ECK SECURITIES CORPORATION, VAN ECK ASSOCIATES CORPORATION and NATIONAL LIFE INSURANCE COMPANY dated December 1, 2008. (20)

2.     Rule 22c-2 Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation And National Life Insurance Company dated December 1, 2008. (20)

3.     Amendment No. 1 to the Participation Agreement dated April 1, 2016 (27)

4.     Amendment No. 1 to the Services Agreement dated April 1, 2016 (27)

(8)(r)

Form of Participation Agreement – Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and National Life Insurance Company (12)

1.     First Amendment to Participation Agreement dated July 16, 2010 (27)

2.     Rule 22c-2 Agreement among Wells Fargo Advantage Funds and National Life Insurance Company entered into October 16, 2006 (14)

(9)	Opinion and consent of Counsel is filed herewith
(10)(a)	Consent of Carlton Fields, P.A. is filed herewith
(b)	Consent of PricewaterhouseCoopers LLP is filed herewith
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Mehran Assadi, Thomas MacLeay, David Coates, Bruce Lisman, Roger Porter, Harris H. Simmons, James H. Douglas, Carol A. Carlson, Yvette D. Bright

(1)	Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak- File No. 33-91938) filed March 12, 1996.
(4)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed April 16, 1998.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed May 1, 2001.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.
(7)	Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed February 28, 2003.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 33-19583 for National Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1, 2004.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2004.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2, 2005.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2006.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2007.
(15)	Incorporated herein by reference to Post- Effective Amendment No. 14 to the Form N-6 Registration Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account June 25, 2007.
(16)	Incorporated herein by reference to Post- Effective Amendment No. 15 to the Form N-6 Registration Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account May 1, 2008.
(17)	Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2008.
(18)	Incorporated herein by reference to the Post-Effective Amendment No. 22 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed May 1, 2008.
(19)	Incorporated herein by reference to the initial Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select- File No. 333-51535) filed June 9, 2008.
(20)	Incorporated herein by reference to the Post-Effective Amendment No. 23 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed December 1, 2008.
(21)	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select File No. 333-51535) filed December 23, 2008

(22)	Incorporated herein by reference to the Post-Effective Amendment No. 24 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed May 1, 2009.
(23)	Incorporated herein by reference to the Post Effective Amendment No. 2 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed April 30, 2010.
(24)	Incorporated herein by reference to the Post Effective Amendment No. 3 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed April 30, 2011.
(25)	Incorporated herein by reference to the Post-Effective Amendment No. 26 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed April 20, 2011.
(26)	Incorporated herein by reference to the Post Effective Amendment No. 7 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2015.
(27)	Incorporated herein by reference to Post-Effective Amendment No. 31 to the Form N-4 Registration Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed April 30, 2016.
(28)	Incorporated herein by reference to the Post Effective Amendment No. 9 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2017.
(29)	Incorporated herein by reference to the Post Effective Amendment No. 10 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2018.
(30)	Incorporated herein by reference to the Post Effective Amendment No. 34 to the Form N-4 Registration Statement for (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2019.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Thomas H. MacLeay	Lead Director

Mehran Assadi	Chair, President & CEO

David Coates	Director
474 Coates Island
Colchester, VT 05446

Bruce Lisman	Director
1370 Sixth Avenue
New York, NY 10021

Roger B. Porter	Director
Kennedy School of Government
Harvard University
79 John F. Kennedy Street
Cambridge, MA 02138

Harris H. Simmons	Director
Zions Bank
One South Main Street 2nd Floor
Salt Lake City, Utah 84111

James H. Douglas	Director
One National Life Drive
Montpelier, VT 05604

Carol A. Carlson	Director
One National Life Drive
Montpelier, VT 05604

Yvette D. Bright	Director
One National Life Drive
Montpelier, VT 05604

CORPORATE OFFICERS

Robert E. Cotton	Executive Vice President & Chief Operating Officer
Jason Doiron	Executive Vice President & Chief Investment Officer
Achim Schwetlick	Executive Vice President & Chief Marketing Officer
Nimesh Mehta	Senior Vice President & Chief Information Officer
Ataollah Azarshahi	Senior Vice President
Mark Benjamin	Senior Vice President & Chief People Officer
Matthew C. Frazee	Senior Vice President
Eric G. Sandberg	Senior Vice President, CFO & CRO
William D. Whitsell	Senior Vice President & Executive Chief Underwriter
Christopher Zimmerman	Senior Vice President & General Counsel
Muthu Arumugham	Vice President
Pamela Blalock	Vice President
Stephanie Burmester	Vice President
Wanda O. Catoe	Vice President
Kristin L. Cook	Vice President & Chief Underwriter
Michael H. Crawford	Vice President, Chief Actuary & Appointed Actuary
Darlene Flagg	Vice President
Alfred J. Foice, Jr.	Vice President
Christopher L Graff	Vice President
Lisa F. Muller	Senior Counsel & Secretary
Elizabeth H. MacGowan	Vice President
Gregory M. Mateja	Vice President & Treasurer
Angela McCraw	Vice President
Ian McKenny	Vice President & Assistant General Counsel
Brian P. Murphy	Vice President
Rebecca Palmer	Vice President & Chief Information Security Officer
Lisa M. Papazian	Vice President
Louis D. Puglisi	Vice President
David B. Soccodato	Vice President, Tax Officer & Controller
Erika George	Illustration Officer & Filing Officer
Catherine Shires	Illustration Actuary
Robert J. Lewton	Chief Compliance Officer - Separate Accounts
Michele Granitz	HIPAA Privacy Officer – Plans
Michele K. Dungworth	CCO, AML Compliance Officer & HIPAA Privacy Officer – LTC
Catherine C. Fisk	Assistant Secretary
Keith R. Phelan	Tax Officer

*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, VT 05604.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of National Life Insurance Company, a stock life insurance company organized under the laws of Vermont (the “Depositor”). All of the stock of the depositor is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

National Life owns 100% of Life Insurance Company of the Southwest (“LSW”), a Texas corporation. LSW owns 100% of National Life Distribution, LLC., a Vermont Corporation.

NLV Financial Corporation owns 100% of Equity Services, Inc., a Vermont corporation, Sentinel Asset Management, Inc. (“SAMI”), a Vermont corporation, Longhorn Reinsurance Company, a Vermont corporation and Catamount Reinsurance Company, a Vermont corporation.

SAMI owns 100% of Sentinel Administrative Services, Inc., a Vermont corporation.

Item 27.	Number of Contract Owners.

As of March 30, 2021, there are 1,762 SAVA contracts are in force and 90 SAVA-5 contracts in force.

Item 28.	Indemnification

The By-Laws of Depositor provide, in part in Article VI, as follows

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7.1	Indemnification.

(a) The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

(b) The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

In addition, the Registrant purchases liability coverage for the Directors and Officers of the Depositor listed in Item 27 above. This coverage is consistent with industry standards. The cost of the coverage is borne entirely by the Registrant.

Item 29.	Principal Underwriter

(a) In addition to the Registrant, Equity Services, Inc. (ESI) is the principal underwriter for National Variable Life Insurance Account.

(b) The following information is furnished with respect to the officers and directors of ESI:

Name and Principal Business Address*	Positions and Offices with ESI
Ataollah Azarshahi	President & Chief Executive Officer
Gregory D. Teese	Senior Vice President
Jeffrey Wood	Senior Vice President
Eric Kucinskas	Vice President & Treasurer
Thomas C. Longfellow	Vice President, Investment Adviser Compliance
Jessica Kriewald	Vice President, Financial Operations Principal
Sharlene T. Mazza	Vice President
Rebecca Palmer	Vice President & Chief Information Security Officer
Laura Plourde	Vice President
Dan Randall	Vice President
Scott Solod	Chief Compliance Officer
Ian A. McKenny	Vice President, Chief Counsel & Secretary
Catherine C. Fisk	Assistant Secretary
David B. Soccodato	Tax Officer
Keith R. Phelan	Tax Officer

*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

(c) Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Equity Services, Inc.	$539,849	-0-	$539,849	-0-

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by National Life Insurance Company at One National Life Drive, Montpelier, Vermont 05604.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)     Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted;

(b)     Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)     Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

(d)     Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. National Life Insurance Company and the Registrant/Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

(e)     National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf in the City of Montpelier and the State of Vermont, as of the 3rd day of May, 2021.

NATIONAL VARIABLE Annuity
INSURANCE ACCOUNT II (Registrant)

Attest:	/s/ Lisa F. Muller	By:	/s/ Mehran Assadi
	Lisa F. Muller		Mehran Assadi
	Secretary		President and
Chief Executive Officer of National Life Insurance Company

NATIONAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Lisa F. Muller	By:	/s/ Mehran Assadi
	Lisa F. Muller		Mehran Assadi
	Secretary		President and
Chief Executive Officer of National Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ Mehran Assadi	Chair, President, Chief Executive Officer (Principal Executive Officer)	May 3, 2021
/s/ Eric G. Sandberg	Senior Vice President, CFO & CRO (Principal Financial Officer)	May 3, 2021
Thomas H. MacLeay*	Director	May 3, 2021
Bruce Lisman*	Director	May 3, 2021
David R. Coates*	Director	May 3, 2021
Roger B. Porter*	Director	May 3, 2021
Harris Simmons*	Director	May 3, 2021
Carol Carlson*	Director	May 3, 2021
James H. Douglas*	Director	May 3, 2021
Yvette D. Bright*	Director	May 3, 2021

* Lisa Muller signs this document pursuant to the power of attorney filed with this Registration Statement.

/s/ Lisa F. Muller

Lisa F. Muller

Attorney-in-fact pursuant to Power of attorney

Exhibits

(9)	Opinion and consent of Counsel
(10)(a)	Consent of Carlton Fields, P.A
(b)	Consent of PricewaterhouseCoopers LLP